As filed with the Securities and Exchange Commission on April 21, 2010

Registration No. 333-108525

811-21427

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

WRL FREEDOM PREMIER III VARIABLE ANNUITY

FORM N-4

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  19

AND

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  20

SEPARATE ACCOUNT VA U

(Exact Name of Registrant)

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 297-8468

Darin D. Smith

Western Reserve Life Assurance Co. of Ohio

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:    Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2010 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on                  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

WRL FREEDOM PREMIER® III VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA U

By

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Prospectus

May 1, 2010

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Western Reserve Life Assurance Co. of Ohio. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

An optional Premium Enhancement Rider is available at the time you purchase your policy. If you elect this rider, the Company will add a credit to your policy value for each premium payment that you make. There is an extra charge for this rider. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement rider. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the WRL Freedom Premier® III Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2010. Please call us at (800) 851-9777 or write us at: Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

ACCESS ONE TRUST

Managed by ProFund Advisors LLC

Access VP High Yield FundSM

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company and Geode Capital Management, LLC as subadviser

Fidelity VIP Index 500 Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Fund Administrator: Franklin Templeton Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

PROFUNDS

Managed by ProFund Advisors LLC

ProFund VP Asia 30

ProFund VP Basic Materials

ProFund VP Bull

ProFund VP Consumer Services

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP Falling US Dollar

ProFund VP Financials

ProFund VP International

ProFund VP Japan

ProFund VP Mid-Cap

ProFund VP Money Market

ProFund VP NASDAQ-100

ProFund VP Oil & Gas

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short NASDAQ-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Value

ProFund VP Telecommunications

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

TRANSAMERICA SERIES TRUST

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP – Service Class

Transamerica Asset Allocation – Growth VP – Service Class

Transamerica Asset Allocation – Moderate VP – Service Class

Transamerica Asset Allocation – Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by AEGON USA Investment Management, LLC.

Transamerica AEGON High Yield Bond VP – Service Class

Transamerica Efficient Markets VP – Service Class

Transamerica Index 35 VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Index 100 VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Federated Equity Management Company of Pennsylvania

Transamerica Federated Market Opportunity VP – Service Class

Subadvised by Foxhall Capital Management, Inc.

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Foxhall Global Growth VP – Service Class

Transamerica Foxhall Global Hard Asset VP – Service Class

Subadvised by Hanlon Investment Management, Inc.

Transamerica Hanlon Balanced VP – Service Class

Transamerica Hanlon Growth VP – Service Class

Transamerica Hanlon Growth and Income VP – Service Class

Transamerica Hanlon Managed Income VP – Service Class

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Core Bond VP – Service Class

Transamerica JPMorgan Enhanced Index VP – Service Class

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP– Service Class

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP – Service Class

Subadvised by Third Avenue Management LLC

Transamerica Third Avenue Value VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Diversified Equity VP – Service Class

Transamerica Focus VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Growth VP – Service Class

2

3

TABLE OF CONTENTS continued

4

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 851-9777. All premium payments, loan repayments, correspondence and notices should be sent to this address.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least four years after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Cash Value — The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charge or excess interest adjustment.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•

gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

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Separate Account — Separate Account VA U, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative and Service Office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

You (Your) — the owner of the policy.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Western Reserve Life Assurance Co. of Ohio (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed under “Investment Choices” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that the Company guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one of several underlying fund portfolios listed under Investment Choices in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

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4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 8.50% of premium payments surrendered within eight years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments. If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of adjusted policy value will apply during the first four years after the annuity commencement date.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount’s value) that depend on the death benefit option that you select, as follows:

•	1.25% if you do not choose an optional guaranteed minimum death benefit

•	1.30% if you choose the Return of Premium Death Benefit

•	1.50% if you choose the Annual Step-Up Death Benefit

•	1.55% if you choose the 5% Annually Compounding Death Benefit

•	1.65% if you choose the Double Enhanced Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.

If you elect the Premium Enhancement Rider, then there is a fee equal to an annual rate of 0.25% (0.15% if the optional Liquidity Rider, which also has a fee, is also elected) of the daily net asset value in the subaccounts.

We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount’s value) as follows:

•	0.20% AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

•	0.15% Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

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If you elect the Beneficiary Earnings Enhancement -Extra II (“BEE -Extra II”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 0.90% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

If you elect the Liquidity Rider, then there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first four years.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to a surrender charge and an excess interest adjustment. You may have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency Cash® annuity payment option.

Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down.

However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each annuity payment.

8.	DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:

•	Double Enhanced Death Benefit

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•	5% Annually Compounding Death Benefit

•	Annual Step-Up Death Benefit

•	Return of Premium Death Benefit

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

These features include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.

•

You may elect an optional rider that might pay an additional amount on top of the policy death benefit, in certain circumstances. This feature is called the “Beneficiary Earnings Enhancement—Extra II” (“BEE -Extra II”). There is an extra charge for this rider.

•

Under certain medically related circumstances, you may surrender all or part of the policy value without any surrender charge or excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•

Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any surrender charge or excess interest adjustment. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

10

•

You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider.” There is an extra charge for this rider.

•

You may elect to purchase an optional rider in which the initial premium payment and each subsequent premium payment will receive a premium enhancement that is added to your policy value. You may only elect this rider at the time you purchase your policy (age limitations may apply). This feature is called the “Premium Enhancement” rider. There is an extra charge for this rider.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in

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your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2009, if any) are in “Appendix – Condensed Financial Information” to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Western Reserve Life Assurance Co. of Ohio

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 851-9777

All premium payments, loan repayments, correspondence and notices should be sent to this address.

You may check your policy at www.westernreserve.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Policy Owner Transaction Expenses:

Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered) Base Policy	8.50%
Transfer Fee	$0 - $10
Special Service Fee	$0 - $25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Annual Service Charge	$0 - $30 per policy

Separate Account Annual Expenses (as a percentage, annually, of average separate account value):

Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.10%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.25%
Optional Separate Account Expenses:
Double Enhanced Death Benefit	0.40%
5% Annually Compounding Death Benefit	0.30%
Annual Step-Up Death Benefit	0.25%
Return of Premium Death Benefit	0.05%
Liquidity Rider	0.50%
Fund Facilitation Fee	0.20%
Premium Enhancement Rider	0.25%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.35%

Optional Rider Fees:

Beneficiary Earnings Enhancement – Extra II (annual charge based on policy value)	0.55%
Living Benefits Rider (annual charge, a % of Total Withdrawal Base)	0.90%

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The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2009 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.35%
Highest Gross	4.23%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2009, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the Living Benefits Rider, Highest Fund Facilitation Fee, Annual Step-Up Death Benefit, and Beneficiary Earnings Enhancement—Extra II Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples (Highest Gross):

If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):

1 Year	$1507
3 Years	$2823
5 Years	$4051
10 Years	$6940

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):

1 Year	$742
3 Years	$2193
5 Years	$3601
10 Years	$6940

If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):

1 Year	$1555
3 Years	$2953
5 Years	$3796
10 Years	$7228

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):

1 Year	$790
3 Years	$2323
5 Years	$3796
10 Years	$7228

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Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Annuity Policy Fee Table and Expense Examples: The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See section “5. Expenses”.

Policy Owner Transaction Expenses:

Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium, regardless of how policy value is allocated among the investment choices. The surrender charge decreases based on the number of years since the premium payment was made.

If you select the Life with Emergency Cash® annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See section “5. Expenses”.

Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.

Special Service Fees: We may deduct a charge for special services, such as overnight delivery.

Annual Service Charge:

Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.

Separate Account Annual Expenses:

Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the AllianceBernstein Balanced Wealth Strategy Portfolio – Class B (0.20%) and the Franklin Templeton VIP Founding Funds Allocation Fund – Class 4 (0.15%). See section “5. Expenses”.

Liquidity Rider: This fee is only charged for the first four policy years.

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Optional Premium Enhancement Rider: This fee (0.25%) (0.15% if the optional Liquidity Rider, which also has a fee, is also elected) is in addition to the mortality and expense risk fee.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Double Enhanced Death Benefit fee, the Liquidity Rider fee, the Premium Enhancement Rider (0.15% if the Liquidity Rider is also elected), plus the Fund Facilitation Fee, but does not include any annual optional rider fees. The death benefits are mutually exclusive.

Optional Rider Fees:

Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

Beneficiary Earnings Enhancement – Extra II: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.

Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

Total Portfolio Annual Operating Expenses:

Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisors or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

Expense Examples:

Expense Examples: The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Annuitization: You cannot annuitize before the fourth policy anniversary.

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1.	THE ANNUITY POLICY

This prospectus describes the WRL Freedom Premier® III Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges.

An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial variable annuity payment. There is an extra charge for this feature.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

The Company will not issue a policy unless:

•	the Company receives in good order (at our Administrative and Service Office) all information needed to issue the policy;

•	the Company receives in good order (at our Administrative and Service Office) a minimum initial premium payment; and

•	the annuitant, owner, and any joint owner are age 90 or younger (the limit may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Western Reserve Life Assurance Co. of Ohio and send them to the Administrative and Service Office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

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We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Western Reserve Life Assurance Co. of Ohio, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by our company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information at our administrative and service office. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative and Service Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

For issue ages 0-80, we reserve the right to reject cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to reject cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages

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and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made.

You may change allocations for future additional premium payments by sending written instructions to our Administrative and Service Office, or by telephone, subject to the limitations described under “Telephone Transactions”. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.

You could lose the amount you allocate to the variable subaccounts.

The Company reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. Eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors, but may not be available for all policies. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy. Please be certain to review the notes following the list of variable investment choices.

ACCESS ONE TRUST

Managed by ProFund Advisors LLC

Access VP High Yield FundSM

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company and Geode Capital Management, LLC as subadviser

Fidelity VIP Index 500 Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Fund Administrator: Franklin Templeton Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

PROFUNDS

Managed by ProFund Advisors LLC

ProFund VP Asia 30

ProFund VP Basic Materials

ProFund VP Bull

ProFund VP Consumer Services

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP Falling US Dollar

ProFund VP Financials

ProFund VP International

ProFund VP Japan

ProFund VP Mid-Cap

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ProFund VP Money Market

ProFund VP NASDAQ-100

ProFund VP Oil & Gas

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short NASDAQ-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Value

ProFund VP Telecommunications

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

TRANSAMERICA SERIES TRUST

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation - Conservative VP –Service Class

Transamerica Asset Allocation - Growth VP – Service Class

Transamerica Asset Allocation – Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by AEGON USA Investment Management, LLC.

Transamerica AEGON High Yield Bond VP –Service Class

Transamerica Efficient Markets VP – Service Class

Transamerica Index 35 VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Index 100 VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Federated Equity Management Company of Pennsylvania

Transamerica Federated Market Opportunity VP – Service Class

Subadvised by Foxhall Capital Management, Inc.

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Foxhall Global Growth VP – Service Class

Transamerica Foxhall Global Hard Asset VP – Service Class

Subadvised by Hanlon Investment Management, Inc.

Transamerica Hanlon Balanced VP – Service Class

Transamerica Hanlon Growth VP – Service Class

Transamerica Hanlon Growth and Income VP – Service Class

Transamerica Hanlon Managed Income VP – Service Class

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Core Bond VP – Service Class

Transamerica JPMorgan Enhanced Index VP – Service Class

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP– Service Class

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP – Service Class

Subadvised by Third Avenue Management LLC

Transamerica Third Avenue Value VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

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Transamerica Convertible Securities VP – Service Class

Transamerica Diversified Equity VP – Service Class

Transamerica Focus VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Growth VP – Service Class

NOTES TO VARIABLE INVESTMENT CHOICES

Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons, and risk tolerance.

There can be no assurance that the Transamerica Money Market VP –Service Class portfolio or the ProFund Money Market VP portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of policy charges, the yield on the Transamerica Money Market VP –Service Class subaccount or the ProFund Money Market VP subaccount may become extremely low and possibly negative.

Please note: The ProFunds and the Access One Trust portfolios permit frequent transfers and investors in those portfolios may bear the additional costs and investment risks of frequent transfers.

Transamerica AEGON High Yield Bond VP – Service Class, formerly known as Transamerica MFS High Yield VP – Service Class and formerly subadvised by MFS Investment Management.

Transamerica Capital Guardian Value VP – Service Class merged into Transamerica BlackRock Large Cap Value VP – Service Class.

Transamerica T. Rowe Price Equity Income VP – Service Class merged into BlackRock Large Cap Value VP – Service Class.

Transamerica Marsico Growth VP – Service Class merged into Transamerica Jennison Growth VP – Service Class

Transamerica Value Balanced VP – Service Class merged into Transamerica Balanced VP – Service Class.

Transamerica Diversified Equity VP – Service Class formerly known as Transamerica Templeton Global VP – Service Class.

Transamerica Science & Technology VP – Service Class merged into Transamerica Templeton Global VP – Service Class.

Transamerica Munder Net 50 VP – Service Class merged into Transamerica Templeton Global VP – Service Class.

Transamerica Focus VP – Service Class, formerly known as Transamerica Legg Mason Partners All Cap VP – Service Class and formerly subadvised by ClearBridge Advisors LLC.

Transamerica Morgan Stanley Mid-Cap Growth VP, formerly known as Transamerica Van Kampen Mid-Cap Growth VP.

Transamerica WMC Diversified Growth VP, formerly known as Transamerica Equity VP and formerly subadvised by Transamerica Investment Management, LLC.

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the

21

public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios [or portfolio classes], close existing portfolios [or portfolio classes], or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your

22

interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

Addition, Deletion, or Substitution of Investments

The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, the Company may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, the Company will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

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The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the Company’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with the Company’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous

24

transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order at our Administrative and Service Office while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction.

The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

The market timing policy and the related procedures (discussed below) do not apply to the ProFunds or Access subaccounts because the corresponding portfolios are specifically designed to accommodate frequent transfer activity. If you invest in the ProFunds or Access subaccounts, you should be aware that you may bear the costs and increased risks of frequent transfers discussed below.

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. (Frequent transfers are considered to be disruptive.) Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant

25

exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us (except in the ProFunds or Access subaccounts as discussed above) if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some contract owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also

26

reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the

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operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing or other disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

ProFunds and Access Subaccounts. The restrictions above do not apply to ProFunds nor Access subaccounts.

Because the above restrictions do not apply to the ProFunds nor Access subaccounts, they may have a greater risk than others of suffering from the harmful effects of market timing and disruptive trading, as discussed above (i.e., dilution, an adverse effect on portfolio management, and increased expenses).

Third Party Investment Services

Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ.

Western Reserve does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Western Reserve for the sale of Policies. Western Reserve, therefore, takes no responsibility for the investment allocations and

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transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties.

Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

Note carefully:

•	Western Reserve does not offer, and does not engage any third parties to offer, investment allocation services of any type for use with the Policy.

•

Western Reserve is not party to any agreement that you may have with any third parties that offer investment allocation services for use with your Policy. Western Reserve is not responsible for any recommendations such investment advisers make, any investment strategies they choose to follow, or any specific transfers they make on your behalf.

•	Any fee that is charged by third parties offering investment allocation services for use with your Policy is in addition to the fees and expenses that apply under your Policy.

•	If you make withdrawals of policy value to pay advisory fees, then taxes may apply to any such withdrawals and tax penalties may be assessed on withdrawals made before you attain age 59 1/2.

4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect the premium enhancement, if any.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

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You can surrender up to the greater of (i) 10% of your premium payments or (ii) any gains in the policy once each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the eight years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8.5%
1 – 2	8%
2 – 3	7%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	3%
7 – 8	2%
more than 8	0%

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 -$10,000)].

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable and, if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.

An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. There is an extra charge for this rider. See “Liquidity Rider”.

Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date (no matter which policy or variation thereof you previously purchased). The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

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We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency Cash® annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency Cash ® annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Liquidity Rider Surrender Charge Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8.5%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 4	0%

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase:

•	For the Account Value Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.10%.

•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%.

•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.35%.

•	For the 5% Annually Compounding Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.40%.

•	For the Double Enhanced Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.50%.

During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

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Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

State premium taxes currently range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy.

However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.

Fund Facilitation Fee

We charge a fund facilitation fee in order to make certain funds available as investment choices under the policies. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:

•	0.20% AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

•	0.15% Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

Liquidity Rider

If you elect the Liquidity Rider, then there is a rider fee at an annual rate of 0.50% of the daily net asset value for the first four policy years.

Premium Enhancement Rider

If you elect the Premium Enhancement Rider, then there is a rider fee at an annual rate of 0.25% (0.15% if the optional Liquidity Rider, which also has a fee, is also elected) of the daily net

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asset value. In addition to the rider fee, the Company may use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Beneficiary Earnings Enhancement – Extra II

If you elect the Beneficiary Earnings Enhancement – Extra II, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Living Benefits Rider

If you elect the Living Benefits Rider, there is an annual rider fee of 0.90% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the Annuity Policy Fee Table section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•

Rule 12b-1 Fees. Our affiliate TCI is the principal underwriter for the policies and receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that

33

our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to the Company and TCI

Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
ACCESS ONE TRUST	0.25%
PROFUNDS	0.25%
FIDELITY® VARIABLE INSURANCE PRODUCTS FUND	0.50%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.35%

NOTES TO INCOMING PAYMENTS TABLE:

Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and TCI may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we and TCI provide.

Transamerica Series Trust (“TST”): Because TST is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2009 we and TCI received $16,378,884.52 from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.

•

Other Payments. We and our affiliates, including TCI, Transamerica Financial Advisors, Inc. (“TFA”), and World Group Securities (“WGS”), also directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):

•

may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.

•	may pay TFA varying amounts to obtain access to TFA’s wholesaling and selling representatives;

•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.

•

may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be

34

significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2009, TCI received revenue sharing payments ranging from $3,500 to $32,000 (for a total of $264,750) from the following Fund managers and/or sub-advisers to participate in TCI’s events: Alliance Capital Management L.P., American Century Investment Management, Inc., BlackRock Investment Management, LLC., Columbia Management Advisors, Inc., Evergreen Investments, Federated Investment Management Company, Fidelity Management and Research Company, ING Clarion Real Estate Securities, Janus Capital Management, LLC, Jennison Associates LLC, JPMorgan Investment Management, Inc., Legg Mason, MFS Investment Management, Oppenheimer Funds, Inc., Pacific Investment Management Company LLC, Putnam , Schroders, Transamerica Investment Management, LLC, Van Kampen Asset Management, Vanguard. Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distribution of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts (See “Section 10, Systematic Payout Option” for more details).

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See “Section 8, Death Benefit”, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your Contract.

Surrenders from qualified policies may be restricted or prohibited.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

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During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency Cash® payment option.

If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative and Service Office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Any payment or transfer request which is not in good order will cause a delay.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer. Please see “Appendix – Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.

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Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

Signature Guarantee

As a protection against fraud, we require that the following transaction requests include a Medallion signature guarantee:

•	All requests for surrenders (i.e. partial surrenders and full surrenders) over $250,000;

•	All requests for surrenders (i.e. partial surrenders and full surrenders) when the Company does not have an original signature on file.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. This includes many:

•	National and state banks;

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit Unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us notice with the information we need. New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest maximum annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is at least four years after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

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Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Some options are fixed only and some can be fixed or variable.

Income for a Specified Period (fixed only). We will make level payments only for a fixed period. No funds will remain at the end of the period.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income. You may choose between:

•	No Period Certain (fixed or variable)-Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)-Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds (fixed only)-Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuitized amount.

•

Life with Emergency Cash ® (fixed or variable)-Payments will be made during the annuitant’s lifetime. With the Life with Emergency Cash ® feature, you are able to surrender all or a portion of the Life with Emergency Cash ® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash ®

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benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)-Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency Cash ® (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash ® feature, you are able to surrender all or a portion of the Life with Emergency Cash ® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash ® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies.

NOTE CAREFULLY

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

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THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency Cash ® ; and

•	the annuitant dies (if both joint annuitants die) before age 101;

THEN:

•	a Life with Emergency Cash ® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping the Company informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain option. Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative and Service Office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”).

Please Note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, then investments in the separate account may be reallocated in accordance with the beneficiary’s instructions. The Company may permit the beneficiary to give a “one-time” instruction to reallocate the investments in the separate account to the money market fund before receiving due proof of death, however, provided that each beneficiary agrees to such reallocation instructions.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All surrender charges will be waived.

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When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death.

Distribution requirements apply to the policy value upon the death of any owner. These distribution requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency Cash ® ; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency Cash ® death benefit will be paid.

Succession of Ownership

If an owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greater of:

•	the account value which is the greater of the policy value or cash value on the date we receive the required information in good order at our Administrative and Service Office;

•

the guaranteed minimum death benefit (discussed below), plus premium payments (after the date of death), less adjusted partial surrenders, from the date of death to the date the death benefit is paid. Please see “Appendix—Death Benefit” for illustrative examples regarding Death Benefit calculations.

Please note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue.

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On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 5% Annually Compounding through age 80 Death Benefit, which is equal to:

•	the total premium payments; less

•	any adjusted partial surrenders;

•	accumulated at an effective annual rate of 5% from each premium payment date and each surrender date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	The Annual Step-Up through age 80 Death Benefit, which is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the annuitant’s date of death or the annuitant’s 86th birthday; plus

•	any premium payments since the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.

This benefit is not available if the owner or annuitant is age 76 or older on the policy date. There is an extra charge for this death benefit of 0.40% annually.

5% Annually Compounding Death Benefit

The 5% Annually Compounding Death Benefit is equal to:

•	The premium payments; less

•	Any adjusted partial withdrawals;

Accumulated at an effective annual rate of 5% from the premium payment date or partial withdrawal date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

This benefit is not available if the owner or annuitant is age 76 or older on the policy date. There is an extra charge for this death benefit of 0.30% annually.

Annual Step-Up Death Benefit

Under this option, on each policy anniversary before your 86th birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 86th birthday; plus

•	any premium payments since the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if you or the annuitant is 81 or older on the policy date. There is an extra charge for this death benefit of 0.25% annually.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

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This benefit is not available if you or the annuitant is 91 or older on the policy date. There is an extra charge for this death benefit of 0.05% annually.

Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Guaranteed Minimum Death Benefit. The application and operation of the Guaranteed Minimum Death Benefit are governed by the terms and conditions of the policy form and riders.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the “Appendix—Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not

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allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from an existing 403(b) policy comply with applicable tax requirements before we process your request.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders-Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required

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minimum distributions may be eligible for rollover. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

We may make available under the policy certain guaranteed lifetime withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed lifetime withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed lifetime withdrawal benefit rider itself.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders-403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Please Note: In some instances the signature of the employer may be required. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed lifetime withdrawal benefit.

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Surrenders-Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor.

When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed lifetime withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed lifetime withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

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Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments-by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments-by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Defense of Marriage Act

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this policy by persons who do not meet the definition “spouse” under federal law – e.g., civil union partners or same-sex marriage spouses—may have adverse tax consequences. Consult a tax advisor for more information on this subject.

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Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Estate, Gift and Generation-Skipping Transfer Taxes in 2010

In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinistating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisory to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -source income that is generally subject to United States federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

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Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

Guaranteed Lifetime Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed lifetime withdrawal and other optional benefits. If your policy contains a guaranteed lifetime withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider for a qualified policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular withdrawals (i.e., partial surrenders) from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of withdrawals made per year, where: (1) up to 10% of your premium payments (reduced by prior withdrawals in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $50. Monthly and quarterly withdrawals must generally be made by electronic funds transfer directly to your checking or savings account.

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Keep in mind that partial withdrawals under the Systematic Payout Option may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax.

Please note, if you elect certain features (e.g. living benefit riders) your Systematic Payout Option may be different for the first year.

There is no charge for this benefit.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee, you receive annuity payments that are stabilized—that is, held level throughout each policy year—and are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.

The payment amount is adjusted once each year (on the anniversary of your annuity commencement date) to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).

Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Initial Payment Guarantee. The application and operation of the Initial Payment Guarantee are governed by the terms and conditions of the policy itself.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

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Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.

Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested in once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

Please note:

•	This feature terminates upon annuitization and there is a mandatory annuitization date.

•	We may credit interest in the fixed account at a lower rate if you select this rider.

The Liquidity Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Liquidity Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Premium Enhancement Rider

An optional “premium enhancement” rider is available at the time you buy your policy. If you elect this rider, each premium payment will receive a premium enhancement that the Company adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.

You may only elect the premium enhancement rider at the time you buy your policy. If you elect the premium enhancement rider, the initial premium payment and each subsequent premium payment will receive a premium enhancement which is added to the policy value. The premium enhancement is currently 4% (currently 2% if the Liquidity Rider is also elected) of the amount of the premium payment; however, we may change the enhancement rate at any time. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

The Company may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events:

•	exercise of the right to cancel option;

•	exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement;

•	a death benefit is payable within one year from the time we apply the premium enhancement; or

•	annuitization within one year from the time we apply the premium enhancement.

Please note: If we recapture the premium enhancement, it will be the dollar amount that we added to the policy, not a percentage of your policy value at the time of recapture. Thus, if your policy is worth less (or more) than at the time of purchase, the effect of the recapture on your policy value on a percentage basis may be greater (or less) than the original percentage added. You bear the investment risk on the premium enhancement.

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Rider Fee. There is a daily charge for the premium enhancement rider at an annual rate of 0.25% (0.15% if Liquidity Rider is also elected) of the assets in each subaccount. In addition to the rider fee, the Company expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Other Terms and Conditions: If you elect this rider, you are not able to elect the Double Enhanced Death Benefit or the 5% Annually Compounding Death Benefit. Please consult your registered representative for information concerning any such limitations.

Termination. The rider is irrevocable.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this policy as a qualified policy.

The premium enhancement rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the premium enhancement rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Beneficiary Earnings Enhancement – Extra II

The optional Beneficiary Earnings Enhancement - Extra II rider pays an additional death benefit amount when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Beneficiary Earnings Enhancement - Extra II is only available for issue ages through age 75.

Beneficiary Earnings Enhancement - Extra II Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but currently equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.

No benefit is payable under the Beneficiary Earnings Enhancement - Extra II if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see “Appendix – Beneficiary Earnings Enhancement - Extra II—Additional Information” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Beneficiary Earnings Enhancement - Extra II benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and Beneficiary Earnings Enhancement - Extra II, then the spouse will receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement - Extra II. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider

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through age 75. Please note that under federal tax law, upon the death of an owner, only a “spouse” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.

Please note: the rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our Administrative and Service Office in writing in good order,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement - Extra II may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and for any qualified plan or IRAs. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Beneficiary Earnings Enhancement - Extra II may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the

Beneficiary Earnings Enhancement - Extra II. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

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•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Telephone Transactions

You may generally make certain transactions by telephone upon our receipt of the appropriate authorization.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for losses resulting from telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability in all circumstances.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•

Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program. This program is only available for new premium,

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requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment choice; and

•	any amount in a variable source will remain in that variable investment choice; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•

the additional premium payments will be allocated according to the current payment allocations at that time and will not reactivate a completed Dollar Cost Averaging program. (New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed.)

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

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THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies, may not be available for all policies, and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

There is no charge for this benefit.

Guaranteed Lifetime Withdrawal Benefits

Important aspects of each of these riders are summarized in the Appendix - Guaranteed Lifetime Withdrawal benefit Comparison Table and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

The following benefits are no longer available for new sales, but if you have previously elected one of these riders you can still upgrade:

•	5 for Life Rider

•	5 for Life with Growth Rider

•	Income Select for Life Rider

•	Retirement Income Choice Rider

•	Retirement Income Choice with Double Withdrawal Base Benefit Rider

Living Benefits Rider

You may elect to purchase the optional Living Benefits Rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 80. The maximum issue age may be lower if required by state law.

You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.

Please note:

•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit nor the 5% Annually Compounding Death Benefit options.

•	Certain protections under the rider are available only if you hold the rider for ten years.

•

If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See “Portfolio Allocation Method” below.

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•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.

•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

Guaranteed Minimum Accumulation Benefit

If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

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(The gross partial withdrawal amount is the amount you request, plus any surrender charge or excess interest adjustment that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the “Appendix—Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 – $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the Living Benefits Rider, (first as withdrawals from your policy value or, if necessary, as payments from us) we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:

•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.

•	“for life,” for withdrawals of up to 5% of your total withdrawal base.

When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See “Adjusted Partial Withdrawals” below.)

Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.

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Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.

•

The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to any surrender charge or excess interest adjustment; and

•	may be subject to income taxes and federal tax penalties (See “Section 9. Taxes”).

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•

or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). A penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals.

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Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant’s 59th birthday.

•	Any withdrawal before the rider anniversary following the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross

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partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis.

Rider Fee. A rider fee, 0.90% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 0.90% of your policy value if that total withdrawal base is higher than your policy value.

Portfolio Allocation Method

If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities VP—Service Class subaccount (which invests in the Transamerica U.S. Government Securities VP—Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government SecuritiesVP—Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment

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program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment choices.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Upgrades

Prior to the annuitant’s 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by sending us written notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Termination

The Living Benefits Rider will terminate upon the earliest of the following:

•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);

•	annuitization (however, if you have reached your maximum annuity commencement date you

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may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Living Benefits Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Living Benefits Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing at our Administrative and Service Office. An ownership change may be a taxable event.

Beneficiary

The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative and Service Office, written notice of cancellation and the returned policy. The policy will then be deemed void.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative and Service Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

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Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the policy until we have received them in good order at our Administrative and Service Office. “good order” means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically, along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extend applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all policy owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents. With respect to purchase requests, “good order” also generally includes receipt (by us) of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there will be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously

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owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. The Company, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of Transamerica Capital, Inc., to perform under its principal underwriting agreement, or on the ability of the Company to meet its obligations under the policy.

Western Reserve Life Assurance Co. of Ohio

Western Reserve Life Assurance Co. of Ohio was incorporated under the laws of the State of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, and all states except New York. The Company is obligated to pay all benefits under the policy.

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Financial Condition of the Company

We pay benefits under your Contract from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits depend upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative and Service Office referenced in this prospectus. In addition, the SAI’s available on the SEC’s website at http://www.sec.gov. Our financial strength can be found on our website.

The Separate Account

The Company established a separate account, called Separate Account VA U, under the laws of the State of Ohio on August 4, 2003. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

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The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company’s other income, gains or losses.

The assets of the separate account are held in the Company’s name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 8.65% of premiums

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, Western Reserve, Transamerica Financial Advisors, Inc. (TFA) and other affiliated parties may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection

67

with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

Special Compensation For Affiliated Wholesaling and Selling Firms. Our parent company provides paid-in capital to TCI and pays the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions.

Western Reserve’s two main distribution channels are TFA and WGS, both affiliates, who sell Western Reserve products.

Western Reserve covers the cost of TFA’s various facilities, third-party services and internal administrative functions, including employee salaries, sales representative training and computer systems, that are provided directly to TFA. These facilities and services are necessary for TFA’s administration and operation, and Western Reserve is compensated by TFA for these expenses based on TFA’s usage. In addition, Western Reserve and other affiliates pay for certain sales expenses of TFA, including the costs of preparing and producing prospectuses and sales promotional materials for the policy.

TFA pays its branch managers a portion of the commissions received from Western Reserve for the sale of the policies. Sales representatives receive a portion of the commissions for their sales of policies in accordance with TFA’s internal compensation programs.

To support its sales of Western Reserve’s variable annuity products, WGS receives an expense allowance of 0.35% of the annual annuity premiums paid on variable annuities sold by WGS. Sales representatives receive a portion of the commissions for their sales of policies in accordance with WGS’s internal compensation programs.

Sales representatives and their managers at TFA and WGS may receive, directly or indirectly, additional cash benefits and non-cash compensation or reimbursements from us or our affiliates. Additional compensation or reimbursement arrangements may include payments in connection with TFA’s and WGS’s conferences or seminars, sales or training programs for invited selling representatives and other employees, seminars for the public, trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, and payments, loans, loan guaranties, or loan forgiveness to assist a firm or a representative in connection with systems, operating, marketing and other business expenses. The amounts may be significant and may provide us with increased access to the sales representatives.

In addition, TFA’s managers and/or sales representatives who meet certain productivity standards may be eligible for additional compensation. Sales of the policies by affiliated selling firms may help sales representatives and/or their managers qualify for certain cash and non-cash benefits, and may provide such persons with special incentive to sell our policies. For example, TFA’s and WGS’s registered representatives, general agents, marketing directors and supervisors may be eligible to participate in a voluntary stock purchase plan that permits participants to purchase stock of AEGON N.V. (Western Reserve’s ultimate parent) by allocating a portion of the commissions they earn to

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purchase such shares. A portion of the contributions of commissions by ISI’s representatives may be matched by TFA.

TFA’s and WGS’s registered representatives may also be eligible to participate in a stock option and award plan. Registered representatives who meet certain production goals will be issued options on the stock of AEGON N.V.

Additional Compensation that We, TCI and/or our Affiliates Pay to Selected Selling Firms. We may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing us with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, and events and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, we and other parties may allow other non-cash incentives and compensation to be paid to these selling firms. These special compensation arrangements are not offered to all selling firms, and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the Policies or other criteria. For instance, Western Reserve made flat fee payments to several selling firms with payments ranging from $37.50 to $4,623.33 in 2009 for the sales of the Western Reserve’s insurance products.

During 2009, we entered into “preferred product” arrangements with TFA, WGS, Founders Securities Inc., First Global, Harbour Investments Inc., and Workman Securities Corporation. We paid the following amounts (in addition to sales commissions and expense allowances) to these firms:

Name of Firm	Aggregate Amount Paid in 2009
First Global	$4,623.33
Harbour Investments, Inc.	$2,231.44
First Founders Securities, Inc.	$201.56
Workman Securities Corporation	$37.50

No specific charge is assessed directly to Policy owners or the separate account to cover commissions and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy - General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Historical Performance Data

Published Ratings

State Regulation of Western Reserve Life Assurance Co. of Ohio

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Appendix A - Condensed Financial Information

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APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2009. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	1-800-851-9777
writing:	Western Reserve Life Assurance Co. of Ohio
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

	2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.919985	$1.124923	0
Subaccount Inception Date January 12, 2004	2008	$1.195769	$0.919985	221,256
	2007	$1.150874	$1.195769	222,480
	2006	$1.077074	$1.150874	223,710
	2005	$1.047686	$1.077074	224,948
	2004	$1.000000	$1.047686	0

Transamerica Asset Allocation – Growth VP – Service Class	2009	$0.835330	$1.059340	0
Subaccount Inception Date January 12, 2004	2008	$1.416539	$0.835330	1,170
	2007	$1.345767	$1.416539	221,881
	2006	$1.192441	$1.345767	231,567
	2005	$1.088240	$1.192441	230,921
	2004	$1.000000	$1.088240	189,843

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.926794	$1.144970	42,481
Subaccount Inception Date January 12, 2004	2008	$1.282832	$0.926794	45,169
	2007	$1.216483	$1.282832	97,938
	2006	$1.117290	$1.216483	98,197
	2005	$1.065294	$1.117290	54,973
	2004	$1.000000	$1.065294	52,510

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.894203	$1.119357	73,862
Subaccount Inception Date January 12, 2004	2008	$1.361874	$0.894203	74,620
	2007	$1.293548	$1.361874	69,211
	2006	$1.163732	$1.293548	69,288
	2005	$1.083498	$1.163732	69,370
	2004	$1.000000	$1.083498	142,308

Transamerica International Moderate Growth VP – Service Class	2009	$0.679492	$0.860268	10,081
Subaccount Inception Date May1, 2006	2008	$1.090028	$0.679492	4,879
	2007	$1.026410	$1.090028	0
	2006	$1.000000	$1.026410	0

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$0.971541	$1.081516	0
Subaccount Inception Date January 12, 2004	2008	$1.505275	$0.971541	0
	2007	$1.473739	$1.505275	13,724
	2006	$1.290803	$1.473739	31,283
	2005	$1.139257	$1.290803	28,941
	2004	$1.000000	$1.139257	1,608

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CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.032939	$1.344944	0
Subaccount Inception Date January 12, 2004	2008	$1.835126	$1.032939	0
	2007	$2.013912	$1.835126	11,143
	2006	$1.449514	$2.013912	52,020
	2005	$1.308141	$1.449514	24,961
	2004	$1.000000	$1.308141	59

Transamerica Federated Market Opportunity VP – Service Class	2009	$0.975597	$0.992719	0
Subaccount Inception Date January 12, 2004	2008	$1.045224	$0.975597	0
	2007	$1.075322	$1.045224	11,497
	2006	$1.071874	$1.075322	11,562
	2005	$1.045464	$1.071874	13,099
	2004	$1.000000	$1.045464	3,101

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990700	$1.008562	0

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995054	$0.982871	0

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988953	$1.005723	0

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986557	$0.985097	0

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998145	$1.019905	0

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996383	$1.020574	0

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997251	$1.021652	0

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999942	$1.002928	0

Transamerica JPMorgan Core Bond VP – Service Class	2009	$1.102912	$1.181000	0
Subaccount Inception Date January 12, 2004	2008	$1.070470	$1.102912	0
	2007	$1.025765	$1.070470	0
	2006	$1.011061	$1.025765	0
	2005	$1.011824	$1.011061	0
	2004	$1.000000	$1.011824	0

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.758725	$0.960504	0
Subaccount Inception Date January 12, 2004	2008	$1.240601	$0.758725	0
	2007	$1.215139	$1.240601	1,459
	2006	$1.079630	$1.215139	1,469
	2005	$1.068598	$1.079630	6,462
	2004	$1.000000	$1.068598	1,455

Transamerica Focus VP – Service Class(3)	2009	$0.738706	$0.922505	0
Subaccount Inception Date January 12, 2004	2008	$1.189197	$0.738706	0
	2007	$1.205695	$1.189197	1,227
	2006	$1.041089	$1.205695	1,235
	2005	$1.024427	$1.041089	9,637
	2004	$1.000000	$1.024427	4,850

71

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica AEGON High Yield Bond VP – Service Class(4)	2009	$0.825140	$1.186292	0
Subaccount Inception Date January 12, 2004	2008	$1.130922	$0.825140	0
	2007	$1.135744	$1.130922	0
	2006	$1.048749	$1.135744	0
	2005	$1.055385	$1.048749	0
	2004	$1.000000	$1.055385	0

Transamerica Marsico Growth VP – Service Class(5)	2009	$0.807220	$0.998312	0
Subaccount Inception Date January 12, 2004	2008	$1.400813	$0.807220	0
	2007	$1.191246	$1.400813	3,710
	2006	$1.157143	$1.191246	3,735
	2005	$1.092269	$1.157143	3,518
	2004	$1.000000	$1.092269	3,596

Transamerica MFS International Equity VP – Service Class	2009	$0.631608	$0.817640	0
Subaccount Inception Date May 1, 2007	2008	$1.001011	$0.631608	0
	2007	$1.000000	$1.001011	0

Transamerica Munder Net50 VP – Service Class(6)	2009	$0.679298	$1.147303	0
Subaccount Inception Date January 12, 2004	2008	$1.232440	$0.679298	0
	2007	$1.078003	$1.232440	0
	2006	$1.104352	$1.078003	0
	2005	$1.046645	$1.104352	0
	2004	$1.000000	$1.046645	3,820

Transamerica PIMCO Total Return VP – Service Class	2009	$1.037788	$1.175967	8,196
Subaccount Inception Date January 12, 2004	2008	$1.093790	$1.037788	4,656
	2007	$1.027020	$1.093790	0
	2006	$1.009682	$1.027020	0
	2005	$1.010797	$1.009682	0
	2004	$1.000000	$1.010797	0

Transamerica T. Rowe Price Equity Income VP – Service Class(2)	2009	$0.824683	$1.010460	0
Subaccount Inception Date January 12, 2004	2008	$1.320416	$0.824683	0
	2007	$1.308939	$1.320416	7,449
	2006	$1.126319	$1.308939	2,049
	2005	$1.108275	$1.126319	3,213
	2004	$1.000000	$1.108275	3,113

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.756911	$1.025008	0
Subaccount Inception Date January 12, 2004	2008	$1.215900	$0.756911	0
	2007	$1.136762	$1.215900	9,507
	2006	$1.123612	$1.136762	9,559
	2005	$1.039589	$1.123612	24,628
	2004	$1.000000	$1.039589	3,788

Transamerica Templeton Global VP – Service Class(6)	2009	$0.775966	$0.971153	12,743
Subaccount Inception Date January 12, 2004	2008	$1.410905	$0.775966	19,142
	2007	$1.253606	$1.410905	33,128
	2006	$1.081037	$1.253606	14,660
	2005	$1.029760	$1.081037	14,741
	2004	$1.000000	$1.029760	0

Transamerica Third Avenue Value VP – Service Class	2009	$0.874026	$1.150983	33,907
Subaccount Inception Date January 12, 2004	2008	$1.520744	$0.874026	85,848
	2007	$1.539093	$1.520744	119,875
	2006	$1.357762	$1.539093	64,604
	2005	$1.170655	$1.357762	40,633
	2004	$1.000000	$1.170655	6,604

72

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Efficient Markets VP – Service Class	2009	$1.035918	$1.195259	0
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.035918	0

Transamerica Balanced VP – Service Class(7)	2009	$0.881468	$1.086724	0
Subaccount Inception Date January 12, 2004	2008	$1.335547	$0.881468	0
	2007	$1.203448	$1.335547	2,490
	2006	$1.130448	$1.203448	2,413
	2005	$1.071240	$1.130448	1,928
	2004	$1.000000	$1.071240	1,932

Transamerica Convertible Securities VP – Service Class	2009	$0.836617	$1.074255	0
Subaccount Inception Date January 12, 2004	2008	$1.356590	$0.836617	0
	2007	$1.171638	$1.356590	2,203
	2006	$1.081561	$1.171638	2,218
	2005	$1.066963	$1.081561	2,253
	2004	$1.000000	$1.066963	2,195

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$0.812400	$1.025127	0
Subaccount Inception Date January 12, 2004	2008	$1.541951	$0.812400	0
	2007	$1.357490	$1.541951	965
	2006	$1.279356	$1.357490	49,064
	2005	$1.123845	$1.279356	5,704
	2004	$1.000000	$1.123845	989

Transamerica Growth Opportunities VP – Service Class	2009	$0.911061	$1.217584	0
Subaccount Inception Date January 12, 2004	2008	$1.579276	$0.911061	0
	2007	$1.314524	$1.579276	8,298
	2006	$1.280021	$1.314524	11,162
	2005	$1.127803	$1.280021	9,359
	2004	$1.000000	$1.127803	4,280

Transamerica Money Market VP – Service Class	2009	$1.040021	$1.018251	60,825
Subaccount Inception Date January 12, 2004	2008	$1.039945	$1.040021	76,717
	2007	$1.014082	$1.039945	0
	2006	$0.991496	$1.014082	1,458
	2005	$0.986822	$0.991496	1,377
	2004	$1.000000	$0.986822	0

Transamerica Science & Technology VP – Service Class(6)	2009	$0.646651	$0.999508	0
Subaccount Inception Date January 12, 2004	2008	$1.292146	$0.646651	0
	2007	$0.996278	$1.292146	0
	2006	$1.009953	$0.996278	0
	2005	$1.012781	$1.009953	0
	2004	$1.000000	$1.012781	3,675

Transamerica Small/Mid Cap Value VP – Service Class	2009	$1.005424	$1.406519	35,471
Subaccount Inception Date May 1, 2004	2008	$1.742427	$1.005424	94,944
	2007	$1.431040	$1.742427	115,558
	2006	$1.240690	$1.431040	54,834
	2005	$1.118916	$1.240690	27,593
	2004	$1.000000	$1.118916	0

Transamerica U.S. Government Securities VP – Service Class	2009	$1.095137	$1.117090	4,750
Subaccount Inception Date January 12, 2004	2008	$1.041517	$1.095137	4,793
	2007	$1.005871	$1.041517	0
	2006	$0.996944	$1.005871	0
	2005	$0.998533	$0.996944	0
	2004	$1.000000	$0.998533	0

73

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Value Balanced VP – Service Class(7)	2009	$0.880311	$1.061238	0
Subaccount Inception Date January 12, 2004	2008	$1.297754	$0.880311	0
	2007	$1.245325	$1.297754	1,660
	2006	$1.105707	$1.245325	1,671
	2005	$1.063376	$1.105707	1,730
	2004	$1.000000	$1.063376	1,707

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999942	$0.997500	0

Transamerica Index 50 VP – Service Class	2009	$0.814316	$0.928956	0
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.814316	0

Transamerica Index 75 VP – Service Class	2009	$0.718684	$0.866647	5,169
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.718684	0

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999942	$1.023437	0

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(9)	2009	$0.720204	$1.128928	0
Subaccount Inception Date January 12, 2004	2008	$1.373698	$0.720204	0
	2007	$1.148073	$1.373698	1,953
	2006	$1.070067	$1.148073	1,897
	2005	$1.018533	$1.070067	1,514
	2004	$1.000000	$1.018533	1,519

PAM Transamerica U.S. Government Securities VP – Service Class			$1.117090
Subaccount Inception Date January 12, 2004	2009	$1.095137	$1.095137	29,895
	2008	$1.041517	$1.041517	36,715
	2007	$1.005871	$1.005871	0
	2006	$0.996944	$0.996944	0
	2005	$1.000000		0

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012092	$1.230654	0
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012092	0

Fidelity VIP Index 500 Portfolio – Service Class 2	2009	$0.780861	$0.965473	0
Subaccount Inception Date January 12, 2004	2008	$1.269439	$0.780861	0
	2007	$1.232995	$1.269439	1,163
	2006	$1.091009	$1.232995	0
	2005	$1.065846	$1.091009	0
	2004	$1.000000	$1.065846	9,207

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989426	$1.257960	0
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989426	0

ProFund VP Asia 30	2009	$0.561360	$0.847396	0
Subaccount Inception Date September 6, 2007	2008	$1.166180	$0.561360	8,028
	2007	$1.000000	$1.166180	0

ProFund VP Basic Materials	2009	$0.527647	$0.838715	0
Subaccount Inception Date September 6, 2007	2008	$1.109701	$0.527647	0
	2007	$1.000000	$1.109701	0

ProFund VP Bull	2009	$0.581850	$0.708272	0
Subaccount Inception Date June 21, 2007	2008	$0.953648	$0.581850	0
	2007	$1.000000	$0.953648	0

ProFund VP Consumer Services	2009	$0.613396	$0.785465	0
Subaccount Inception Date September 6, 2007	2008	$0.913248	$0.613396	0
	2007	$1.000000	$0.913248	0

74

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Emerging Markets	2009	$0.559189	$0.888770	0
Subaccount Inception Date September 6, 2007	2008	$1.144697	$0.559189	0
	2007	$1.000000	$1.144697	0

ProFund VP Europe 30	2009	$0.562841	$0.728925	0
Subaccount Inception Date September 6, 2007	2008	$1.026865	$0.562841	0
	2007	$1.000000	$1.026865	0

ProFund VP Falling US Dollar	2009	$0.980322	$0.991504	0
Subaccount Inception Date September 6, 2007	2008	$1.055447	$0.980322	0
	2007	$1.000000	$1.055447	0

ProFund VP Financials	2009	$0.417323	$0.469849	0
Subaccount Inception Date September 6, 2007	2008	$0.862062	$0.417323	0
	2007	$1.000000	$0.862062	0

ProFund VP International	2009	$0.548531	$0.669316	0
Subaccount Inception Date September 6, 2007	2008	$1.007921	$0.548531	0
	2007	$1.000000	$1.007921	0

ProFund VP Japan	2009	$0.527204	$0.569417	0
Subaccount Inception Date September 6, 2007	2008	$0.910459	$0.527204	0
	2007	$1.000000	$0.910459	0

ProFund VP Mid-Cap	2009	$0.587088	$0.763677	0
Subaccount Inception Date September 6, 2007	2008	$0.973154	$0.587088	0
	2007	$1.000000	$0.973154	0

ProFund VP Money Market	2009	$0.994394	$0.973768	0
Subaccount Inception Date June 21, 2007	2008	$1.007387	$0.994394	0
	2007	$1.000000	$1.007387	0

ProFund VP Oil & Gas	2009	$0.671793	$0.759572	0
Subaccount Inception Date September 6, 2007	2008	$1.088496	$0.671793	0
	2007	$1.000000	$1.088496	0

ProFund VP NASDAQ-100	2009	$0.596082	$0.887035	0
Subaccount Inception Date June 21, 2007	2008	$1.058754	$0.596082	0
	2007	$1.000000	$1.058754	0

ProFund VP Pharmaceuticals	2009	$0.785740	$0.899171	0
Subaccount Inception Date September 6, 2007	2008	$0.997231	$0.785740	0
	2007	$1.000000	$0.997231	0

ProFund VP Precious Metals	2009	$0.796458	$1.055125	0
Subaccount Inception Date September 6, 2007	2008	$1.175140	$0.796458	0
	2007	$1.000000	$1.175140	0

ProFund VP Short Emerging Markets	2009	$1.064291	$0.534313	0
Subaccount Inception Date September 6, 2007	2008	$0.822242	$1.064291	0
	2007	$1.000000	$0.822242	0

ProFund VP Short International	2009	$1.327147	$0.905776	0
Subaccount Inception Date September 6, 2007	2008	$0.980805	$1.327147	0
	2007	$1.000000	$0.980805	0

ProFund VP Short NASDAQ-100	2009	$1.408137	$0.817971	0
Subaccount Inception Date September 6, 2007	2008	$0.970869	$1.408137	0
	2007	$1.000000	$0.970869	0

ProFund VP Short Small-Cap	2009	$1.310365	$0.867489	0
Subaccount Inception Date June 21, 2007	2008	$1.078809	$1.310365	0
	2007	$1.000000	$1.078809	0

75

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Small-Cap	2009	$0.570771	$0.704425	0
Subaccount Inception Date June 21, 2007	2008	$0.902669	$0.570771	0
	2007	$1.000000	$0.902669	0

ProFund VP Small-Cap Value	2009	$0.620102	$0.730891	0
Subaccount Inception Date September 6, 2007	2008	$0.913929	$0.620102	0
	2007	$1.000000	$0.913929	0

ProFund VP Telecommunications	2009	$0.610986	$0.641912	0
Subaccount Inception Date September 6, 2007	2008	$0.951773	$0.610986	0
	2007	$1.000000	$0.951773	0

ProFund VP UltraSmall-Cap	2009	$0.292726	$0.401692	0
Subaccount Inception Date September 6, 2007	2008	$0.884450	$0.292726	0
	2007	$1.000000	$0.884450	0

ProFund VP U.S. Government Plus	2009	$1.582372	$1.043758	0
Subaccount Inception Date September 6, 2007	2008	$1.079358	$1.582372	0
	2007	$1.000000	$1.079358	0

ProFund VP Utilities	2009	$0.727172	$0.788283	0
Subaccount Inception Date September 6, 2007	2008	$1.071923	$0.727172	0
	2007	$1.000000	$1.071923	0

Access VP High Yield FundSM	2009	$0.959798	$1.098521	0
Subaccount Inception Date September 6, 2007	2008	$1.028245	$0.959798	0
	2007	$1.000000	$1.028245	0

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.961384	$1.185987	15,502,489
Subaccount Inception Date January 12, 2004	2008	$1.238522	$0.961384	14,037,704
	2007	$1.181464	$1.238522	14,733,665
	2006	$1.095988	$1.181464	14,430,621
	2005	$1.056719	$1.095988	12,235,089
	2004	$1.000000	$1.056719	7,503,001

Transamerica Asset Allocation – Growth VP – Service Class	2009	$0.872926	$1.116857	15,927,880
Subaccount Inception Date January 12, 2004	2008	$1.467189	$0.872926	17,511,200
	2007	$1.381527	$1.467189	26,847,935
	2006	$1.213363	$1.381527	25,275,163
	2005	$1.097614	$1.213363	20,537,855
	2004	$1.000000	$1.097614	10,035,215

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.968489	$1.207111	33,189,185
Subaccount Inception Date January 12, 2004	2008	$1.328693	$0.968489	31,000,297
	2007	$1.248802	$1.328693	44,798,869
	2006	$1.136894	$1.248802	44,855,307
	2005	$1.074467	$1.136894	38,446,637
	2004	$1.000000	$1.074467	22,424,620

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.934434	$1.180114	61,642,497
Subaccount Inception Date January 12, 2004	2008	$1.410558	$0.934434	55,363,989
	2007	$1.327918	$1.410558	74,341,269
	2006	$1.184151	$1.327918	66,333,637
	2005	$1.092831	$1.184151	45,633,076
	2004	$1.000000	$1.092831	18,940,718

76

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica International Moderate Growth VP – Service Class	2009	$0.695766	$0.888717	6,096,936
Subaccount Inception Date May 1, 2006	2008	$1.106246	$0.695766	5,478,470
	2007	$1.032458	$1.106246	3,391,652
	2006	$1.000000	$1.032458	1,315,507

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$1.015281	$1.140256	1,791,254
Subaccount Inception Date January 12, 2004	2008	$1.559110	$1.015281	1,200,379
	2007	$1.512915	$1.559110	1,811,798
	2006	$1.313474	$1.512915	2,342,337
	2005	$1.149081	$1.313474	1,053,249
	2004	$1.000000	$1.149081	180,932

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.079416	$1.417950	1,350,507
Subaccount Inception Date January 12, 2004	2008	$1.900683	$1.079416	1,418,373
	2007	$2.067380	$1.900683	2,679,802
	2006	$1.474943	$2.067380	3,805,594
	2005	$1.319407	$1.474943	2,790,656
	2004	$1.000000	$1.319407	1,226,832

Transamerica Federated Market Opportunity VP – Service Class	2009	$1.019485	$1.046616	2,148,782
Subaccount Inception Date January 12, 2004	2008	$1.082598	$1.019485	2,270,517
	2007	$1.038970	$1.082598	3,722,063
	2006	$1.090700	$1.103897	4,817,706
	2005	$1.054486	$1.090700	5,230,056
	2004	$1.000000	$1.054486	2,845,832

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990724	$1.009615	147,783

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995078	$0.983896	22,733

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988977	$1.006769	276,819

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986582	$0.986128	150,599

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998169	$1.020966	45,886

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996407	$1.021637	199,805

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997275	$1.022718	47,837

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999966	$1.003976	868,893

Transamerica JPMorgan Core Bond VP – Service Class	2009	$1.152552	$1.245121	2,539,400
Subaccount Inception Date January 12, 2004	2008	$1.108765	$1.152552	1,864,431
	2007	$1.053040	$1.108765	960,657
	2006	$1.028816	$1.053043	1,134,018
	2005	$1.020550	$1.028816	790,305
	2004	$1.000000	$1.020550	578,796

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.792868	$1.012639	666,162
Subaccount Inception Date January 12, 2004	2008	$1.284944	$0.792868	571,446
	2007	$1.247416	$1.284944	1,167,784
	2006	$1.098576	$1.247416	796,705
	2005	$1.077814	$1.098576	1,054,002
	2004	$1.000000	$1.077814	1,591,931

77

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Focus VP – Service Class(3)	2009	$0.771946	$0.972590	586,987
Subaccount Inception Date January 12, 2004	2008	$1.231692	$0.771946	674,328
	2007	$1.237717	$1.231692	1,178,963
	2006	$1.059368	$1.237717	1,211,730
	2005	$1.033259	$1.059368	1,239,124
	2004	$1.000000	$1.033259	1,141,234

Transamerica AEGON High Yield Bond VP – Service Class(4)	2009	$0.862263	$1.250662	2,394,617
Subaccount Inception Date January 12, 2004	2008	$1.171341	$0.862263	302,315
	2007	$1.165918	$1.171341	494,975
	2006	$1.067163	$1.165918	1,546,606
	2005	$1.064471	$1.067163	285,552
	2004	$1.000000	$1.064471	280,788

Transamerica MFS International Equity VP – Service Class			$0.837217	678,811
Subaccount Inception Date May 1, 2007	2009	$0.641028	$0.641028	529,812
	2008	$1.006958	$1.006958	583,903
	2007	$1.000000

Transamerica Marsico Growth VP – Service Class(5)	2009	$0.843555	$1.052527	568,044
Subaccount Inception Date January 12, 2004	2008	$1.450893	$0.843555	598,898
	2007	$1.222909	$1.450893	689,877
	2006	$1.177448	$1.222909	619,802
	2005	$1.101675	$1.177448	539,799
	2004	$1.000000	$1.101675	389,681

Transamerica Munder Net50 VP – Service Class(6)	2009	$0.709868	$1.209586	480,390
Subaccount Inception Date January 12, 2004	2008	$1.276482	$0.709868	386,105
	2007	$1.106643	$1.276482	421,654
	2006	$1.123731	$1.106643	326,280
	2005	$1.055671	$1.123731	337,135
	2004	$1.000000	$1.055671	316,895

Transamerica PIMCO Total Return VP – Service Class	2009	$1.084505	$1.239836	4,443,066
Subaccount Inception Date January 12, 2004	2008	$1.132924	$1.084505	1,948,494
	2007	$1.054338	$1.132924	1,535,592
	2006	$1.027433	$1.054338	1,379,971
	2005	$1.019517	$1.027433	1,409,730
	2004	$1.000000	$1.019517	647,922

Transamerica T. Rowe Price Equity Income VP – Service Class(2)	2009	$0.861810	$1.065353	1,319,982
Subaccount Inception Date January 12, 2004	2008	$1.367637	$0.861810	1,122,075
	2007	$1.343728	$1.367637	1,762,404
	2006	$1.146093	$1.343728	1,550,484
	2005	$1.117827	$1.146093	1,791,077
	2004	$1.000000	$1.117827	1,192,977

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.790971	$1.080651	872,475
Subaccount Inception Date January 12, 2004	2008	$1.259355	$0.790971	790,910
	2007	$1.166953	$1.259355	831,582
	2006	$1.143320	$1.166953	1,396,740
	2005	$1.048551	$1.143320	2,664,103
	2004	$1.000000	$1.048551	424,410

78

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Templeton Global VP – Service Class(6)	2009	$0.810875	$1.023878	1,174,903
Subaccount Inception Date January 12, 2004	2008	$1.461312	$0.810875	1,246,780
	2007	$1.286892	$1.461312	1,924,779
	2006	$1.100008	$1.286892	1,917,576
	2005	$1.038628	$1.100008	968,060
	2004	$1.000000	$1.038628	986,140

Transamerica Third Avenue Value VP – Service Class	2009	$0.913369	$1.213484	3,043,854
Subaccount Inception Date January 12, 2004	2008	$1.575116	$0.913369	3,077,286
	2007	$1.580003	$1.575116	5,437,812
	2006	$1.381608	$1.580003	5,901,527
	2005	$1.180749	$1.381608	4,569,962
	2004	$1.000000	$1.180749	2,201,142

Transamerica Efficient Markets VP – Service Class	2009	$1.037196	$1.207359	175,912
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.037196	197,061

Transamerica Balanced VP – Service Class(7)	2009	$0.921155	$1.145766	978,220
Subaccount Inception Date January 12, 2004	2008	$1.383300	$0.921155	725,686
	2007	$1.235435	$1.383300	775,121
	2006	$1.150301	$1.235435	643,570
	2005	$1.080469	$1.150301	441,236
	2004	$1.000000	$1.080469	426,075

Transamerica Convertible Securities VP – Service Class	2009	$0.874260	$1.132561	419,572
Subaccount Inception Date January 12, 2004	2008	$1.405090	$0.874260	288,654
	2007	$1.202787	$1.405090	530,552
	2006	$1.100560	$1.202787	530,249
	2005	$1.076169	$1.100560	505,776
	2004	$1.000000	$1.076169	213,495

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$0.848962	$1.080773	2,979,820
Subaccount Inception Date January 12, 2004	2008	$1.597073	$0.848962	2,886,962
	2007	$1.393568	$1.597073	4,966,750
	2006	$1.301820	$1.393568	5,004,670
	2005	$1.133532	$1.301820	3,094,460
	2004	$1.000000	$1.133532	2,090,656

Transamerica Growth Opportunities VP – Service Class	2009	$0.952072	$1.283725	924,593
Subaccount Inception Date January 12, 2004	2008	$1.635742	$0.952072	869,552
	2007	$1.349470	$1.635742	1,161,648
	2006	$1.302497	$1.349470	1,128,273
	2005	$1.137520	$1.302497	898,940
	2004	$1.000000	$1.137520	590,910

Transamerica Money Market VP – Service Class	2009	$1.086807	$1.073504	7,115,831
Subaccount Inception Date January 12, 2004	2008	$1.077129	$1.086807	12,819,367
	2007	$1.041050	$1.077129	3,860,358
	2006	$1.008922	$1.041050	2,299,227
	2005	$0.995342	$1.008922	3,530,333
	2004	$1.000000	$0.995342	3,399,298

Transamerica Science & Technology VP – Service Class(6)	2009	$0.675774	$1.053802	325,481
Subaccount Inception Date January 12, 2004	2008	$1.338358	$0.675774	145,102
	2007	$1.022769	$1.338358	478,138
	2006	$1.027685	$1.022769	94,125
	2005	$1.021512	$1.027685	104,006
	2004	$1.000000	$1.021512	115,795

79

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Small/Mid Cap Value VP – Service Class	2009	$1.047827	$1.478853	1,964,794
Subaccount Inception Date May 1, 2004	2008	$1.799817	$1.047827	1,674,005
	2007	$1.465093	$1.799817	2,852,907
	2006	$1.259050	$1.465093	1,606,608
	2005	$1.125499	$1.259050	1,612,485
	2004	$1.000000	$1.125499	280,786

Transamerica U.S. Government Securities VP – Service Class	2009	$1.144422	$1.177734	3,275,827
Subaccount Inception Date January 12, 2004	2008	$1.078770	$1.144422	3,687,242
	2007	$1.032619	$1.078770	574,423
	2006	$1.014459	$1.032619	385,218
	2005	$1.007147	$1.014459	384,076
	2004	$1.000000	$1.007147	525,455

Transamerica Value Balanced VP – Service Class(7)	2009	$0.919930	$1.118861	506,080
Subaccount Inception Date January 12, 2004	2008	$1.344145	$0.919930	493,153
	2007	$1.278416	$1.344145	642,026
	2006	$1.125117	$1.278416	669,707
	2005	$1.072534	$1.125117	835,699
	2004	$1.000000	$1.072534	408,280

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999966	$0.998540	0

Transamerica Index 50 VP – Service Class	2009	$0.819159	$0.942791	99,721
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.819159	2,879

Transamerica Index 75 VP – Service Class	2009	$0.722951	$0.879543	744,138
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.722951	571,628

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999966	$1.024505	0

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(9)	2009	$0.752635	$1.190239	1,002,759
Subaccount Inception Date January 12, 2004	2008	$1.422831	$0.752635	932,011
	2007	$1.178603	$1.422831	1,235,573
	2006	$1.088865	$1.178603	1,142,007
	2005	$1.027325	$1.088865	914,108
	2004	$1.000000	$1.027325	846,034

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.144422	$1.177734	22,528,930
Subaccount Inception Date January 12, 2004	2008	$1.078770	$1.144422	39,589,434
	2007	$1.032619	$1.078770	1,112,969
	2006	$1.014459	$1.032619	28,050
	2005	$1.007147	$1.014459	10,986
	2004	$1.000000	$1.007147	0

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.013344	$1.243091	244,935
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.013344	0

Fidelity VIP Index 500 Portfolio – Service Class 2	2009	$0.816018	$1.017906	1,965,013
Subaccount Inception Date January 12, 2004	2008	$1.314839	$0.816018	1,464,748
	2007	$1.265780	$1.314839	1,171,464
	2006	$1.110169	$1.265780	773,524
	2005	$1.075035	$1.110169	702,915
	2004	$1.000000	$1.075035	382,634

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.990648	$1.270689	382,637
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.990648	208,139

80

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Asia 30	2009	$0.568013	$0.865066	1,049,044
Subaccount Inception Date September 6, 2007	2008	$1.169526	$0.568013	212,811
	2007	$1.000000	$1.169526	288,851

ProFund VP Basic Materials	2009	$0.533888	$0.856179	857,842
Subaccount Inception Date September 6, 2007	2008	$1.112879	$0.533888	382,888
	2007	$1.000000	$1.112879	842,640

ProFund VP Bull	2009	$0.589809	$0.724345	2,125,316
Subaccount Inception Date June 21, 2007	2008	$0.958122	$0.589809	211,856
	2007	$1.000000	$0.958122	138,272

ProFund VP Consumer Services	2009	$0.620653	$0.801823	7,840
Subaccount Inception Date September 6, 2007	2008	$0.915866	$0.620653	756
	2007	$1.000000	$0.915866	0

ProFund VP Emerging Markets	2009	$0.565820	$0.907315	1,537,458
Subaccount Inception Date September 6, 2007	2008	$1.147982	$0.565820	239,872
	2007	$1.000000	$1.147982	91,400

ProFund VP Europe 30	2009	$0.569495	$0.744107	97,662
Subaccount Inception Date September 6, 2007	2008	$1.029815	$0.569495	10,721
	2007	$1.000000	$1.029815	1,187,307

ProFund VP Falling US Dollar	2009	$0.991895	$1.012123	116,465
Subaccount Inception Date September 6, 2007	2008	$1.058469	$0.991895	62,681
	2007	$1.000000	$1.058469	18,740

ProFund VP Financials	2009	$0.422279	$0.479671	303,789
Subaccount Inception Date September 6, 2007	2008	$0.864541	$0.422279	344,881
	2007	$1.000000	$0.864541	2,573

ProFund VP International	2009	$0.555013	$0.683262	1,321,653
Subaccount Inception Date September 6, 2007	2008	$1.010814	$0.555013	102,857
	2007	$1.000000	$1.010814	65,581

ProFund VP Japan	2009	$0.533450	$0.581286	683,516
Subaccount Inception Date September 6, 2007	2008	$0.913075	$0.533450	4,825
	2007	$1.000000	$0.913075	45,859

ProFund VP Mid-Cap	2009	$0.594038	$0.779583	457,573
Subaccount Inception Date September 6, 2007	2008	$0.975945	$0.594038	179,947
	2007	$1.000000	$0.975945	0

ProFund VP Money Market	2009	$1.007962	$0.995824	3,643,672
Subaccount Inception Date June 21, 2007	2008	$1.012111	$1.007962	9,062,041
	2007	$1.000000	$1.012111	7,426,750

ProFund VP Oil & Gas	2009	$0.679741	$0.775399	1,176,034
Subaccount Inception Date September 6, 2007	2008	$1.091613	$0.679741	926,455
	2007	$1.000000	$1.091613	307,483

ProFund VP NASDAQ-100	2009	$0.604236	$0.907150	39,919
Subaccount Inception Date June 21, 2007	2008	$1.063719	$0.604236	311,304
	2007	$1.000000	$1.063719	51,137

ProFund VP Pharmaceuticals	2009	$0.795015	$0.917860	35,954
Subaccount Inception Date September 6, 2007	2008	$1.000086	$0.795015	104,014
	2007	$1.000000	$1.000086	0

ProFund VP Precious Metals	2009	$0.805899	$1.077132	623,819
Subaccount Inception Date September 6, 2007	2008	$1.178522	$0.805899	481,357
	2007	$1.000000	$1.178522	54,506

81

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Short Emerging Markets	2009	$1.076853	$0.545435	57,774
Subaccount Inception Date September 6, 2007	2008	$0.824593	$1.076853	91,631
	2007	$1.000000	$0.824593	0

ProFund VP Short International	2009	$1.342812	$0.924617	48,016
Subaccount Inception Date September 6, 2007	2008	$0.983612	$1.342812	151,606
	2007	$1.000000	$0.983612	16,120

ProFund VP Short NASDAQ-100	2009	$1.424720	$0.834974	40,870
Subaccount Inception Date September 6, 2007	2008	$0.973637	$1.424720	127,728
	2007	$1.000000	$0.973637	14,232

ProFund VP Short Small-Cap	2009	$1.328218	$0.887140	29,070
Subaccount Inception Date June 21, 2007	2008	$1.083859	$1.328218	45,742
	2007	$1.000000	$1.083859	13,154

ProFund VP Small-Cap	2009	$0.578583	$0.720411	46,922
Subaccount Inception Date June 21, 2007	2008	$0.906913	$0.578583	5,946
	2007	$1.000000	$0.906913	8,258

ProFund VP Small-Cap Value	2009	$0.627447	$0.746137	123,972
Subaccount Inception Date September 6, 2007	2008	$0.916559	$0.627447	192,472
	2007	$1.000000	$0.916559	20,893

ProFund VP Telecommunications	2009	$0.618208	$0.655268	0
Subaccount Inception Date September 6, 2007	2008	$0.954517	$0.618208	1,170
	2007	$1.000000	$0.954517	1,170

ProFund VP UltraSmall-Cap	2009	$0.296207	$0.410092	86,391
Subaccount Inception Date September 6, 2007	2008	$0.887004	$0.296207	51,388
	2007	$1.000000	$0.887004	0

ProFund VP U.S. Government Plus	2009	$1.601015	$1.065458	217,807
Subaccount Inception Date September 6, 2007	2008	$1.082444	$1.601015	408,948
	2007	$1.000000	$1.082444	595,500

ProFund VP Utilities	2009	$0.735767	$0.804692	532,225
Subaccount Inception Date September 6, 2007	2008	$1.074995	$0.735767	430,863
	2007	$1.000000	$1.074995	1,362,559

Access VP High Yield FundSM	2009	$0.971112	$1.121335	2,014,855
Subaccount Inception Date September 6, 2007	2008	$1.031187	$0.971112	2,581,435
	2007	$1.000000	$1.031187	0

(1)	Transamerica Capital Guardian Value VP merged into Transamerica BlackRock Large Cap Value VP.
(2)	Transamerica T. Rowe Price Equity Income VP merged into Transamerica BlackRock Large Cap Value VP.
(3)	Formerly known as Transamerica Legg Mason Partners All Cap VP.
(4)	Formerly known as Transamerica MFS High Yield VP.
(5)	Transamerica Marsico Growth VP merged into Transamerica Jennison Growth VP.
(6)	Transamerica Science & Technology VP and Transamerica Munder Net50 VP merged into Transamerica Templeton Global VP. On the same day Transamerica Templeton Global VP changed its name to Transamerica Diversified Equity VP.
(7)	Transamerica Value Balanced VP merged into Transamerica Balanced VP.
(8)	Formerly known as Transamerica Equity VP.
(9)	Formerly known as Transamerica Van Kampen Mid-Cap Growth VP.

The Transamerica Jennison Growth VP had not commenced operations as of December 31, 2009, therefore, comparable data is not available.

82

APPENDIX

EXCESS INTEREST ADJUSTMENT EXAMPLES

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the policy
C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
*	=	multiplication
^	=	exponentiation

The following examples are for illustrative purposes only and ore calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

83

Excess Interest Adjustment Examples — (Continued)

Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value	= policy value + excess interest adjustment
= 54,181.21 + (-3,052.00) = 51,129.21

Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

84

Excess Interest Adjustment Examples — (Continued)

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21

Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R – E + SC

R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E); where
EPW	=	the excess partial withdrawal amount.

85

Excess Interest Adjustment Examples — (Continued)

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 ; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
E = 15,818.79 * (.055 - .065) * (42/12) = -553.66	= 54,181.21 – (R - E + surrender charge)
Remaining policy value at middle of policy year 2	= 54,181.21 – (20,000.00 - (-553.66) + 0.00) = 33,627.55

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
E = 15,818.79 * (.055 - .045)* (42/12) = 553.66	= 54,181.21 – (R - E + surrender charge)
Remaining policy value at middle of policy year 2	= 54,181.21 – (20,000.00 – 553.66 + 0.00) = 34,734.87

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

86

APPENDIX

DEATH BENEFIT

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The amount of the reduction depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) plus (2) multiplied by (3), where: (1) is the amount of the gross partial surrender that is less than the remaining annual adjustment-free amount for the policy year. For any death benefit other than the Double Enhanced Death Benefit, this amount is equal to zero; (2) is the gross partial surrender amount that exceeds the annual adjustment-free amount (excess gross partial surrender); (3) is the adjustment factor = current death proceeds after the annual free surrender amount but prior to the excess gross partial surrender divided by the policy value after the free amount but prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$75,000
Current policy value before surrender	$50,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free amount	$0
Total Gross Partial Surrender	$15,494
Adjusted partial surrender = 15,494 * 75,000 / 50,000	$23,241
New guaranteed minimum death benefit (after surrender) = 75,000 – 23,241	$51,759
New policy value (after surrender) = 50,000 - 15,494	$34,506

Summary:
Reduction in guaranteed minimum death benefit	=$	23,241
Reduction in policy value	=$	15,494

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

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Death Benefit — (Continued)

Example 2 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$50,000
Current policy value before surrender	$75,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free surrender amount	$0
Total Gross Partial Surrender	$15,556
Adjusted partial surrender = 15,556 * 75,000 / 75,000	$15,556
New guaranteed minimum death benefit (after surrender) = 50,000 - 15,556	$34,444
New policy value (after surrender) = 75,000 - 15,556	$59,444

Summary:
Reduction in guaranteed minimum death benefit	=$	15,556
Reduction in policy value	=$	15,556

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

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Death Benefit — (Continued)

Hypothetical Example

In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals.

End of Year	Net Rate of Return for Fund*	Return of Premium	Annual Step-Up	Greater of 5% & Monthly Step-Up**
Issue	N/A	$100,000	$100,000	$100,000
1	-4%	$100,000	$100,000	$105,000
2	18%	$100,000	$110,093	$110,250
3	15%	$100,000	$124,955	$124,431
4	-7%	$100,000	$124,955	$124,431
5	2%	$100,000	$124,955	$127,628
6	10%	$100,000	$124,955	$134,010
7	14%	$100,000	$140,257	$140,710
8	-3%	$100,000	$140,257	$147,746
9	17%	$100,000	$154,706	$155,133
10	6%	$100,000	$161,668	$162,889

*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns and fees would produce different results.
**	For years 1-2, the cumulative portion is higher, for the remaining years the step-up portion is higher (if the hypothetical returns for these years had been lower, the cumulative portion would be larger than the step-up portion).

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APPENDIX

BENEFICIARY EARNINGS ENHANCEMENT — EXTRA II RIDER — ADDITIONAL INFORMATION

Assume the Beneficiary Earnings Enhancement - Extra II is added to a new policy opened with $100,000 initial premium. The annuitant is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The annuitant adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds are equal to $145,000.

Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base in 5th Rider Year (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds in 5th Rider Year (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

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APPENDIX

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

EXAMPLE 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

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LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 2:

Assumptions:

PV = $120,000

GFV = $100,000

WD = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

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LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

EXAMPLE 1 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

EXAMPLE 2 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

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LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

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LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

EXAMPLE 3 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

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LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 4 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

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LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

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WRL FREEDOM PREMIER® III VARIABLE ANNUITY

Issued by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement Dated May 1, 2010

to the

Prospectus dated May 1, 2010

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

WRL Freedom Premier® III Variable Annuity dated May 1, 2010

STATEMENT OF ADDITIONAL INFORMATION

WRL FREEDOM PREMIER® III VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA U

Offered by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the WRL Freedom Premier® III Variable Annuity offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the current prospectus, dated May 1, 2010, by calling (800) 851-9777, or write us at: Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2010

2

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 851-9777. All premium payments, loan repayments, correspondence and notices should be sent to this address.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least four years after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for regular trading.

Cash Value — The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender — The portion of a partial surrender (surrender) that exceeds the free amount.

3

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charge or excess interest adjustment.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•

gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to the Company by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA U, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

4

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but will not exceed 2% of the policy value.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolios.

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Surrender Charge — A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received at the administrative and service office. For some transactions, the Company may accept an electronic notice, such as telephone instructions, instead of written notice. Such written or electronic notice must meet the requirements the Company establishes for such notices.

5

In order to supplement the description in the prospectus, the following provides additional information about Western Reserve Life Assurance Co. of Ohio (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, then (a) the cash value generally must be distributed to the new owner within five years of the owner’s death, or (b) annuity payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between the Company and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

6

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company in good order at its Administrative and Service Office at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.

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Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt in good order (at our Administrative and Service Office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

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Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.

Non-Participating

The policy will not share in the Company’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by the Company and approved by one of the Company’s officers. No registered representative has authority to change or waive any provision of the policy.

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The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order at our Administrative and Service Office), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.

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The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

Assumed Investment Rate		5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment		$500
			Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1		400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1		400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1		400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1		400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1		400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1		400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1		400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1		400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1		400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1		400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1		400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1		400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1		399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by

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such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this policy by persons who do not meet the definition of “spouse” under federal law—e.g., civil union partners and same-sex marriage spouses—may have adverse tax consequences. Consult a tax advisor for more information on this subject.

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy,

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any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

We may make available, as options under the policy, certain guaranteed lifetime withdrawal benefits and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

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We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($5,000 for 2010, $6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $120,000 for single filers, $176,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($5,000 for 2010, $6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year

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beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1/2.

For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a nongovernmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

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Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

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Where:

A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.

	Assume	A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.

	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.

	Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.

	Assume	D = $11.40

E =

The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.65% on an annual basis; On a daily basis, this equals 0.000044838.

Then, the net investment factor =	(11.57 + 0 - 0) - 0.000044838 = Z = 1.014867443
(11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:

A =	The accumulation unit value for the immediately preceding valuation period.

Assume = $X

B =	The net investment factor for the current valuation period.

Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

17

(c)	is the assumed investment return adjustment factor for the valuation period.

The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:

A =	annuity unit value for the immediately preceding valuation period.

Assume = $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.

Assume = Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.

Assume = Z

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Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where:

A =	The adjusted policy value as of the annuity commencement date.

Assume = $X

B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.

Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:

A =	The dollar amount of the first monthly variable annuity payment.

Assume = $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.

Assume = $Y

Then, the number of annuity units =	$X	= Z
$Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into

19

consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 8.5% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.

The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

20

Total Returns

The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T) N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%:

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

21

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

The Company is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine the Company’s contract liabilities and reserves so that the Department may determine the items are correct. The Company’s books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other

22

reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

Effective May 1, 2007 TCI replaced our affiliate AFSG Securities Corporation (“AFSG”) as principal underwriter for the policies. TCI’s home office is located at 4600 S Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI’s assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2009, 2008, and 2007 the amounts paid to TCI in connection with all policies sold through the separate account were $3,804,680, $8,498,212, and $8,197,025, respectively.

During fiscal year 2007 the amount paid to AFSG in connection with all policies sold through the separate account was $4,386,510. AFSG passed through commissions it received to selling firms for their sales and does not retain any portion of them.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, the Company will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received

23

from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company’s general account assets. The Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

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LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to the Company regarding to certain matters under the federal securities laws that relate to the policies.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account VA U, at December 31, 2009 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Western Reserve Life Assurance Co. of Ohio at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA U, which are available for investment by WRL Freedom Premier® III Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Western Reserve Life Assurance Co. of Ohio, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

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APPENDIX

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Subaccount	Year	2.15%
		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.919985	$1.124923	0
Subaccount Inception Date January 12, 2004	2008	$1.195769	$0.919985	221,256
	2007	$1.150874	$1.195769	222,480
	2006	$1.077074	$1.150874	223,710
	2005	$1.047686	$1.077074	224,948
	2004	$1.000000	$1.047686	0

Transamerica Asset Allocation – Growth VP – Service Class	2009	$0.835330	$1.059340	0
Subaccount Inception Date January 12, 2004	2008	$1.416539	$0.835330	1,170
	2007	$1.345767	$1.416539	221,881
	2006	$1.192441	$1.345767	231,567
	2005	$1.088240	$1.192441	230,921
	2004	$1.000000	$1.088240	189,843

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.926794	$1.144970	42,481
Subaccount Inception Date January 12, 2004	2008	$1.282832	$0.926794	45,169
	2007	$1.216483	$1.282832	97,938
	2006	$1.117290	$1.216483	98,197
	2005	$1.065294	$1.117290	54,973
	2004	$1.000000	$1.065294	52,510

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.894203	$1.119357	73,862
Subaccount Inception Date January 12, 2004	2008	$1.361874	$0.894203	74,620
	2007	$1.293548	$1.361874	69,211
	2006	$1.163732	$1.293548	69,288
	2005	$1.083498	$1.163732	69,370
	2004	$1.000000	$1.083498	142,308

Transamerica International Moderate Growth VP – Service Class	2009	$0.679492	$0.860268	10,081
Subaccount Inception Date May1, 2006	2008	$1.090028	$0.679492	4,879
	2007	$1.026410	$1.090028	0
	2006	$1.000000	$1.026410	0

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$0.971541	$1.081516	0
Subaccount Inception Date January 12, 2004	2008	$1.505275	$0.971541	0
	2007	$1.473739	$1.505275	13,724
	2006	$1.290803	$1.473739	31,283
	2005	$1.139257	$1.290803	28,941
	2004	$1.000000	$1.139257	1,608

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.032939	$1.344944	0
Subaccount Inception Date January 12, 2004	2008	$1.835126	$1.032939	0
	2007	$2.013912	$1.835126	11,143
	2006	$1.449514	$2.013912	52,020
	2005	$1.308141	$1.449514	24,961
	2004	$1.000000	$1.308141	59

Transamerica Federated Market Opportunity VP – Service Class	2009	$0.975597	$0.992719	0
Subaccount Inception Date January 12, 2004	2008	$1.045224	$0.975597	0
	2007	$1.075322	$1.045224	11,497
	2006	$1.071874	$1.075322	11,562
	2005	$1.045464	$1.071874	13,099
	2004	$1.000000	$1.045464	3,101

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CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.15%
		Beginning AUV	Ending AUV	# Units
Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990700	$1.008562	0

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995054	$0.982871	0

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988953	$1.005723	0

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986557	$0.985097	0

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998145	$1.019905	0

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996383	$1.020574	0

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997251	$1.021652	0

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999942	$1.002928	0

Transamerica JPMorgan Core Bond VP – Service Class	2009	$1.102912	$1.181000	0
Subaccount Inception Date January 12, 2004	2008	$1.070470	$1.102912	0
	2007	$1.025765	$1.070470	0
	2006	$1.011061	$1.025765	0
	2005	$1.011824	$1.011061	0
	2004	$1.000000	$1.011824	0

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.758725	$0.960504	0
Subaccount Inception Date January 12, 2004	2008	$1.240601	$0.758725	0
	2007	$1.215139	$1.240601	1,459
	2006	$1.079630	$1.215139	1,469
	2005	$1.068598	$1.079630	6,462
	2004	$1.000000	$1.068598	1,455

Transamerica Focus VP – Service Class(3)	2009	$0.738706	$0.922505	0
Subaccount Inception Date January 12, 2004	2008	$1.189197	$0.738706	0
	2007	$1.205695	$1.189197	1,227
	2006	$1.041089	$1.205695	1,235
	2005	$1.024427	$1.041089	9,637
	2004	$1.000000	$1.024427	4,850

Transamerica AEGON High Yield Bond VP – Service Class(4)	2009	$0.825140	$1.186292	0
Subaccount Inception Date January 12, 2004	2008	$1.130922	$0.825140	0
	2007	$1.135744	$1.130922	0
	2006	$1.048749	$1.135744	0
	2005	$1.055385	$1.048749	0
	2004	$1.000000	$1.055385	0

Transamerica Marsico Growth VP – Service Class(5)	2009	$0.807220	$0.998312	0
Subaccount Inception Date January 12, 2004	2008	$1.400813	$0.807220	0
	2007	$1.191246	$1.400813	3,710
	2006	$1.157143	$1.191246	3,735
	2005	$1.092269	$1.157143	3,518
	2004	$1.000000	$1.092269	3,596

Transamerica MFS International Equity VP – Service Class	2009	$0.631608	$0.817640	0
Subaccount Inception Date May 1, 2007	2008	$1.001011	$0.631608	0
	2007	$1.000000	$1.001011	0

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CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.15%
		Beginning AUV	Ending AUV	# Units
Transamerica Munder Net50 VP – Service Class(6)	2009	$0.679298	$1.147303	0
Subaccount Inception Date January 12, 2004	2008	$1.232440	$0.679298	0
	2007	$1.078003	$1.232440	0
	2006	$1.104352	$1.078003	0
	2005	$1.046645	$1.104352	0
	2004	$1.000000	$1.046645	3,820

Transamerica PIMCO Total Return VP – Service Class	2009	$1.037788	$1.175967	8,196
Subaccount Inception Date January 12, 2004	2008	$1.093790	$1.037788	4,656
	2007	$1.027020	$1.093790	0
	2006	$1.009682	$1.027020	0
	2005	$1.010797	$1.009682	0
	2004	$1.000000	$1.010797	0

Transamerica T. Rowe Price Equity Income VP – Service Class(2)	2009	$0.824683	$1.010460	0
Subaccount Inception Date January 12, 2004	2008	$1.320416	$0.824683	0
	2007	$1.308939	$1.320416	7,449
	2006	$1.126319	$1.308939	2,049
	2005	$1.108275	$1.126319	3,213
	2004	$1.000000	$1.108275	3,113

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.756911	$1.025008	0
Subaccount Inception Date January 12, 2004	2008	$1.215900	$0.756911	0
	2007	$1.136762	$1.215900	9,507
	2006	$1.123612	$1.136762	9,559
	2005	$1.039589	$1.123612	24,628
	2004	$1.000000	$1.039589	3,788

Transamerica Templeton Global VP – Service Class(6)	2009	$0.775966	$0.971153	12,743
Subaccount Inception Date January 12, 2004	2008	$1.410905	$0.775966	19,142
	2007	$1.253606	$1.410905	33,128
	2006	$1.081037	$1.253606	14,660
	2005	$1.029760	$1.081037	14,741
	2004	$1.000000	$1.029760	0

Transamerica Third Avenue Value VP – Service Class	2009	$0.874026	$1.150983	33,907
Subaccount Inception Date January 12, 2004	2008	$1.520744	$0.874026	85,848
	2007	$1.539093	$1.520744	119,875
	2006	$1.357762	$1.539093	64,604
	2005	$1.170655	$1.357762	40,633
	2004	$1.000000	$1.170655	6,604

Transamerica Efficient Markets VP – Service Class	2009	$1.035918	$1.195259	0
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.035918	0

Transamerica Balanced VP – Service Class(7)	2009	$0.881468	$1.086724	0
Subaccount Inception Date January 12, 2004	2008	$1.335547	$0.881468	0
	2007	$1.203448	$1.335547	2,490
	2006	$1.130448	$1.203448	2,413
	2005	$1.071240	$1.130448	1,928
	2004	$1.000000	$1.071240	1,932

Transamerica Convertible Securities VP – Service Class	2009	$0.836617	$1.074255	0
Subaccount Inception Date January 12, 2004	2008	$1.356590	$0.836617	0
	2007	$1.171638	$1.356590	2,203
	2006	$1.081561	$1.171638	2,218
	2005	$1.066963	$1.081561	2,253
	2004	$1.000000	$1.066963	2,195

28

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.15%
		Beginning AUV	Ending AUV	# Units
Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$0.812400	$1.025127	0
Subaccount Inception Date January 12, 2004	2008	$1.541951	$0.812400	0
	2007	$1.357490	$1.541951	965
	2006	$1.279356	$1.357490	49,064
	2005	$1.123845	$1.279356	5,704
	2004	$1.000000	$1.123845	989

Transamerica Growth Opportunities VP – Service Class	2009	$0.911061	$1.217584	0
Subaccount Inception Date January 12, 2004	2008	$1.579276	$0.911061	0
	2007	$1.314524	$1.579276	8,298
	2006	$1.280021	$1.314524	11,162
	2005	$1.127803	$1.280021	9,359
	2004	$1.000000	$1.127803	4,280

Transamerica Money Market VP – Service Class	2009	$1.040021	$1.018251	60,825
Subaccount Inception Date January 12, 2004	2008	$1.039945	$1.040021	76,717
	2007	$1.014082	$1.039945	0
	2006	$0.991496	$1.014082	1,458
	2005	$0.986822	$0.991496	1,377
	2004	$1.000000	$0.986822	0

Transamerica Science & Technology VP – Service Class(6)	2009	$0.646651	$0.999508	0
Subaccount Inception Date January 12, 2004	2008	$1.292146	$0.646651	0
	2007	$0.996278	$1.292146	0
	2006	$1.009953	$0.996278	0
	2005	$1.012781	$1.009953	0
	2004	$1.000000	$1.012781	3,675

Transamerica Small/Mid Cap Value VP – Service Class	2009	$1.005424	$1.406519	35,471
Subaccount Inception Date May 1, 2004	2008	$1.742427	$1.005424	94,944
	2007	$1.431040	$1.742427	115,558
	2006	$1.240690	$1.431040	54,834
	2005	$1.118916	$1.240690	27,593
	2004	$1.000000	$1.118916	0

Transamerica U.S. Government Securities VP – Service Class	2009	$1.095137	$1.117090	4,750
Subaccount Inception Date January 12, 2004	2008	$1.041517	$1.095137	4,793
	2007	$1.005871	$1.041517	0
	2006	$0.996944	$1.005871	0
	2005	$0.998533	$0.996944	0
	2004	$1.000000	$0.998533	0

Transamerica Value Balanced VP – Service Class(7)	2009	$0.880311	$1.061238	0
Subaccount Inception Date January 12, 2004	2008	$1.297754	$0.880311	0
	2007	$1.245325	$1.297754	1,660
	2006	$1.105707	$1.245325	1,671
	2005	$1.063376	$1.105707	1,730
	2004	$1.000000	$1.063376	1,707

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999942	$0.997500	0

Transamerica Index 50 VP – Service Class	2009	$0.814316	$0.928956	0
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.814316	0

Transamerica Index 75 VP – Service Class	2009	$0.718684	$0.866647	5,169
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.718684	0

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999942	$1.023437	0

29

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.15%
		Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(9)	2009	$0.720204	$1.128928	0
Subaccount Inception Date January 12, 2004	2008	$1.373698	$0.720204	0
	2007	$1.148073	$1.373698	1,953
	2006	$1.070067	$1.148073	1,897
	2005	$1.018533	$1.070067	1,514
	2004	$1.000000	$1.018533	1,519

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.095137	$1.117090	29,895
Subaccount Inception Date January 12, 2004	2008	$1.041517	$1.095137	36,715
	2007	$1.005871	$1.041517	0
	2006	$0.996944	$1.005871	0
	2005	$1.000000	$0.996944	0

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012092	$1.230654	0
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012092	0

Fidelity VIP Index 500 Portfolio – Service Class 2	2009	$0.780861	$0.965473	0
Subaccount Inception Date January 12, 2004	2008	$1.269439	$0.780861	0
	2007	$1.232995	$1.269439	1,163
	2006	$1.091009	$1.232995	0
	2005	$1.065846	$1.091009	0
	2004	$1.000000	$1.065846	9,207

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989426	$1.257960	0
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989426	0

ProFund VP Asia 30	2009	$0.561360	$0.847396	0
Subaccount Inception Date September 6, 2007	2008	$1.166180	$0.561360	8,028
	2007	$1.000000	$1.166180	0

ProFund VP Basic Materials	2009	$0.527647	$0.838715	0
Subaccount Inception Date September 6, 2007	2008	$1.109701	$0.527647	0
	2007	$1.000000	$1.109701	0

ProFund VP Bull	2009	$0.581850	$0.708272	0
Subaccount Inception Date June 21, 2007	2008	$0.953648	$0.581850	0
	2007	$1.000000	$0.953648	0

ProFund VP Consumer Services	2009	$0.613396	$0.785465	0
Subaccount Inception Date September 6, 2007	2008	$0.913248	$0.613396	0
	2007	$1.000000	$0.913248	0

ProFund VP Emerging Markets	2009	$0.559189	$0.888770	0
Subaccount Inception Date September 6, 2007	2008	$1.144697	$0.559189	0
	2007	$1.000000	$1.144697	0

ProFund VP Europe 30	2009	$0.562841	$0.728925	0
Subaccount Inception Date September 6, 2007	2008	$1.026865	$0.562841	0
	2007	$1.000000	$1.026865	0

ProFund VP Falling US Dollar	2009	$0.980322	$0.991504	0
Subaccount Inception Date September 6, 2007	2008	$1.055447	$0.980322	0
	2007	$1.000000	$1.055447	0

ProFund VP Financials	2009	$0.417323	$0.469849	0
Subaccount Inception Date September 6, 2007	2008	$0.862062	$0.417323	0
	2007	$1.000000	$0.862062	0

ProFund VP International	2009	$0.548531	$0.669316	0
Subaccount Inception Date September 6, 2007	2008	$1.007921	$0.548531	0
	2007	$1.000000	$1.007921	0

30

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.15%
		Beginning AUV	Ending AUV	# Units
ProFund VP Japan	2009	$0.527204	$0.569417	0
Subaccount Inception Date September 6, 2007	2008	$0.910459	$0.527204	0
	2007	$1.000000	$0.910459	0

ProFund VP Mid-Cap	2009	$0.587088	$0.763677	0
Subaccount Inception Date September 6, 2007	2008	$0.973154	$0.587088	0
	2007	$1.000000	$0.973154	0

ProFund VP Money Market	2009	$0.994394	$0.973768	0
Subaccount Inception Date June 21, 2007	2008	$1.007387	$0.994394	0
	2007	$1.000000	$1.007387	0

ProFund VP Oil & Gas	2009	$0.671793	$0.759572	0
Subaccount Inception Date September 6, 2007	2008	$1.088496	$0.671793	0
	2007	$1.000000	$1.088496	0

ProFund VP NASDAQ-100	2009	$0.596082	$0.887035	0
Subaccount Inception Date June 21, 2007	2008	$1.058754	$0.596082	0
	2007	$1.000000	$1.058754	0

ProFund VP Pharmaceuticals	2009	$0.785740	$0.899171	0
Subaccount Inception Date September 6, 2007	2008	$0.997231	$0.785740	0
	2007	$1.000000	$0.997231	0

ProFund VP Precious Metals	2009	$0.796458	$1.055125	0
Subaccount Inception Date September 6, 2007	2008	$1.175140	$0.796458	0
	2007	$1.000000	$1.175140	0

ProFund VP Short Emerging Markets	2009	$1.064291	$0.534313	0
Subaccount Inception Date September 6, 2007	2008	$0.822242	$1.064291	0
	2007	$1.000000	$0.822242	0

ProFund VP Short International	2009	$1.327147	$0.905776	0
Subaccount Inception Date September 6, 2007	2008	$0.980805	$1.327147	0
	2007	$1.000000	$0.980805	0

ProFund VP Short NASDAQ-100	2009	$1.408137	$0.817971	0
Subaccount Inception Date September 6, 2007	2008	$0.970869	$1.408137	0
	2007	$1.000000	$0.970869	0

ProFund VP Short Small-Cap	2009	$1.310365	$0.867489	0
Subaccount Inception Date June 21, 2007	2008	$1.078809	$1.310365	0
	2007	$1.000000	$1.078809	0

ProFund VP Small-Cap	2009	$0.570771	$0.704425	0
Subaccount Inception Date June 21, 2007	2008	$0.902669	$0.570771	0
	2007	$1.000000	$0.902669	0

ProFund VP Small-Cap Value	2009	$0.620102	$0.730891	0
Subaccount Inception Date September 6, 2007	2008	$0.913929	$0.620102	0
	2007	$1.000000	$0.913929	0

ProFund VP Telecommunications	2009	$0.610986	$0.641912	0
Subaccount Inception Date September 6, 2007	2008	$0.951773	$0.610986	0
	2007	$1.000000	$0.951773	0

ProFund VP UltraSmall-Cap	2009	$0.292726	$0.401692	0
Subaccount Inception Date September 6, 2007	2008	$0.884450	$0.292726	0
	2007	$1.000000	$0.884450	0

ProFund VP U.S. Government Plus	2009	$1.582372	$1.043758	0
Subaccount Inception Date September 6, 2007	2008	$1.079358	$1.582372	0
	2007	$1.000000	$1.079358	0

31

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.15%
		Beginning AUV	Ending AUV	# Units
ProFund VP Utilities	2009	$0.727172	$0.788283	0
Subaccount Inception Date September 6, 2007	2008	$1.071923	$0.727172	0
	2007	$1.000000	$1.071923	0

Access VP High Yield FundSM	2009	$0.959798	$1.098521	0
Subaccount Inception Date September 6, 2007	2008	$1.028245	$0.959798	0
	2007	$1.000000	$1.028245	0

Subaccount	Year	2.05%
		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.924489	$1.131540	0
Subaccount Inception Date January 12, 2004	2008	$1.200429	$0.924489	54,326
	2007	$1.154214	$1.200429	112,801
	2006	$1.079149	$1.154214	121,477
	2005	$1.048678	$1.079149	147,027
	2004	$1.000000	$1.048678	71,030

Transamerica Asset Allocation – Growth VP – Service Class	2009	$0.839419	$1.065562	0
Subaccount Inception Date January 12, 2004	2008	$1.422063	$0.839419	0
	2007	$1.349685	$1.422063	0
	2006	$1.194739	$1.349685	0
	2005	$1.089276	$1.194739	0
	2004	$1.000000	$1.089276	0

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.931312	$1.151689	0
Subaccount Inception Date January 12, 2004	2008	$1.287820	$0.931312	0
	2007	$1.220004	$1.287820	5,327
	2006	$1.119423	$1.220004	25,862
	2005	$1.066293	$1.119423	24,824
	2004	$1.000000	$1.066293	8,737

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.898567	$1.125926	0
Subaccount Inception Date January 12, 2004	2008	$1.367178	$0.898567	0
	2007	$1.297300	$1.367178	0
	2006	$1.165965	$1.297300	0
	2005	$1.084524	$1.165965	0
	2004	$1.000000	$1.084524	0

Transamerica International Moderate Growth VP – Service Class	2009	$0.681270	$0.863371	0
Subaccount Inception Date May 1, 2006	2008	$1.091801	$0.681270	0
	2007	$1.027079	$1.091801	0
	2006	$1.000000	$1.027079	0

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$0.976283	$1.087864	2,718
Subaccount Inception Date January 12, 2004	2008	$1.511143	$0.976283	1,893
	2007	$1.478017	$1.511143	1,168
	2006	$1.293290	$1.478017	513
	2005	$1.140335	$1.293290	0
	2004	$1.000000	$1.140335	0

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.037975	$1.352815	126
Subaccount Inception Date January 12, 2004	2008	$1.842244	$1.037975	187
	2007	$2.019738	$1.842244	685
	2006	$1.452288	$2.019738	693
	2005	$1.309380	$1.452288	0
	2004	$1.000000	$1.309380	0

32

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.05%
		Beginning AUV	Ending AUV	# Units
Transamerica Federated Market Opportunity VP – Service Class	2009	$0.980341	$0.998525	0
Subaccount Inception Date January 12, 2004	2008	$1.049280	$0.980341	1,925
	2007	$1.078434	$1.049280	11,955
	2006	$1.073936	$1.078434	12,627
	2005	$1.046457	$1.073936	10,579
	2004	$1.000000	$1.046457	0

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990702	$1.008676	0

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995057	$0.982982	0

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988955	$1.005838	0

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986560	$0.985214	0

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998147	$1.020020	0

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996386	$1.020687	0

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997254	$1.021771	0

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999944	$1.003042	0

Transamerica JPMorgan Core Bond VP – Service Class	2009	$1.108317	$1.187949	0
Subaccount Inception Date January 12, 2004	2008	$1.074666	$1.108317	0
	2007	$1.028770	$1.074666	5,320
	2006	$1.013025	$1.028770	5,903
	2005	$1.012796	$1.013025	6,027
	2004	$1.000000	$1.012796	27,931

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.762415	$0.966115	1,211
Subaccount Inception Date January 12, 2004	2008	$1.245403	$0.762415	1,791
	2007	$1.218647	$1.245403	1,522
	2006	$1.081699	$1.218647	0
	2005	$1.069610	$1.081699	0
	2004	$1.000000	$1.069610	0

Transamerica Focus VP – Service Class(3)	2009	$0.742314	$0.927916	0
Subaccount Inception Date January 12, 2004	2008	$1.193815	$0.742314	0
	2007	$1.209182	$1.193815	0
	2006	$1.043099	$1.209182	0
	2005	$1.025396	$1.043099	0
	2004	$1.000000	$1.025396	0

Transamerica AEGON High Yield Bond VP – Service Class(4)	2009	$0.829163	$1.193235	0
Subaccount Inception Date January 12, 2004	2008	$1.135311	$0.829163	0
	2007	$1.139030	$1.135311	7,385
	2006	$1.050770	$1.139030	13,943
	2005	$1.056377	$1.050770	14,120
	2004	$1.000000	$1.056377	2,120

Transamerica MFS International Equity VP – Service Class	2009	$0.632646	$0.819790	3,056
Subaccount Inception Date May 1, 2007	2008	$1.001680	$0.632646	4,520
	2007	$1.000000	$1.001680	3,860

33

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.05%
		Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Service Class(5)	2009	$0.811177	$1.004182	2,260
Subaccount Inception Date January 12, 2004	2008	$1.406295	$0.811177	3,342
	2007	$1.194736	$1.406295	2,863
	2006	$1.159378	$1.194736	0
	2005	$1.093303	$1.159378	0
	2004	$1.000000	$1.093303	0

Transamerica Munder Net50 VP – Service Class(6)	2009	$0.682597	$1.154010	0
Subaccount Inception Date January 12, 2004	2008	$1.237198	$0.682597	0
	2007	$1.081102	$1.237198	0
	2006	$1.106463	$1.081102	0
	2005	$1.047632	$1.106463	0
	2004	$1.000000	$1.047632	0

Transamerica PIMCO Total Return VP – Service Class	2009	$1.042864	$1.182878	2,040
Subaccount Inception Date January 12, 2004	2008	$1.098060	$1.042864	3,018
	2007	$1.030016	$1.098060	1,827
	2006	$1.011643	$1.030016	0
	2005	$1.011757	$1.011643	0
	2004	$1.000000	$1.011757	0

Transamerica T. Rowe Price Equity Income VP – Service Class(2)	2009	$0.828718	$1.016409	0
Subaccount Inception Date January 12, 2004	2008	$1.325573	$0.828718	1,849
	2007	$1.312751	$1.325573	1,854
	2006	$1.128486	$1.312751	1,858
	2005	$1.109322	$1.128486	1,863
	2004	$1.000000	$1.109322	0

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.760570	$1.030967	1,242
Subaccount Inception Date January 12, 2004	2008	$1.220582	$0.760570	1,838
	2007	$1.140025	$1.220582	1,558
	2006	$1.125749	$1.140025	0
	2005	$1.040562	$1.125749	0
	2004	$1.000000	$1.040562	0

Transamerica Templeton Global VP – Service Class(6)	2009	$0.779745	$0.976856	194
Subaccount Inception Date January 12, 2004	2008	$1.416384	$0.779745	210
	2007	$1.257235	$1.416384	0
	2006	$1.083118	$1.257235	0
	2005	$1.030733	$1.083118	0
	2004	$1.000000	$1.030733	0

Transamerica Third Avenue Value VP – Service Class	2009	$0.878293	$1.157743	3,668
Subaccount Inception Date January 12, 2004	2008	$1.526673	$0.878293	4,996
	2007	$1.543579	$1.526673	11,993
	2006	$1.360393	$1.543579	21,487
	2005	$1.171772	$1.360393	19,876
	2004	$1.000000	$1.171772	5,211

Transamerica Efficient Markets VP – Service Class	2009	$1.036056	$1.196572	0
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036056	0

Transamerica Balanced VP – Service Class(7)	2009	$0.885782	$1.093131	0
Subaccount Inception Date January 12, 2004	2008	$1.340760	$0.885782	1,944
	2007	$1.206946	$1.340760	9,134
	2006	$1.132620	$1.206946	9,894
	2005	$1.072252	$1.132620	10,342
	2004	$1.000000	$1.072252	0

34

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.05%
		Beginning AUV	Ending AUV	# Units
Transamerica Convertible Securities VP – Service Class	2009	$0.840699	$1.080539	0
Subaccount Inception Date January 12, 2004	2008	$1.361894	$0.840699	0
	2007	$1.175062	$1.361894	0
	2006	$1.083661	$1.175062	0
	2005	$1.067988	$1.083661	0
	2004	$1.000000	$1.067988	0

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$0.816389	$1.031162	269
Subaccount Inception Date January 12, 2004	2008	$1.547984	$0.816389	292
	2007	$1.361456	$1.547984	6,715
	2006	$1.281830	$1.361456	19,283
	2005	$1.124911	$1.281830	19,702
	2004	$1.000000	$1.124911	5,404

Transamerica Growth Opportunities VP – Service Class	2009	$0.915518	$1.224746	0
Subaccount Inception Date January 12, 2004	2008	$1.585440	$0.915518	0
	2007	$1.318356	$1.585440	0
	2006	$1.282498	$1.318356	0
	2005	$1.128869	$1.282498	0
	2004	$1.000000	$1.128869	0

Transamerica Money Market VP – Service Class	2009	$1.045089	$1.024222	10,150
Subaccount Inception Date January 12, 2004	2008	$1.043986	$1.045089	10,179
	2007	$1.017024	$1.043986	4,080
	2006	$0.993403	$1.017024	0
	2005	$0.987757	$0.993403	426
	2004	$1.000000	$0.987757	0

Transamerica Science & Technology VP – Service Class(6)	2009	$0.649815	$1.005380	0
Subaccount Inception Date January 12, 2004	2008	$1.297178	$0.649815	0
	2007	$0.999175	$1.297178	0
	2006	$1.011892	$0.999175	0
	2005	$1.013742	$1.011892	0
	2004	$1.000000	$1.013742	0

Transamerica Small/Mid Cap Value VP – Service Class	2009	$1.010034	$1.414341	0
Subaccount Inception Date May 1, 2004	2008	$1.748688	$1.010034	0
	2007	$1.434761	$1.748688	0
	2006	$1.242702	$1.434761	0
	2005	$1.119635	$1.242702	0
	2004	$1.000000	$1.119635	0

Transamerica U.S. Government Securities VP – Service Class	2009	$1.100461	$1.123622	0
Subaccount Inception Date January 12, 2004	2008	$1.045558	$1.100461	0
	2007	$1.008786	$1.045558	0
	2006	$0.998859	$1.008786	0
	2005	$0.999483	$0.998859	0
	2004	$1.000000	$0.999483	0

Transamerica Value Balanced VP – Service Class(7)	2009	$0.884599	$1.067458	0
Subaccount Inception Date January 12, 2004	2008	$1.302799	$0.884599	0
	2007	$1.248935	$1.302799	2,269
	2006	$1.107838	$1.248935	2,500
	2005	$1.064383	$1.107838	2,759
	2004	$1.000000	$1.064383	13,607

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999944	$0.997612	0

Transamerica Index 50 VP – Service Class	2009	$0.814860	$0.930482	0
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.814860	0

35

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.05%
		Beginning AUV	Ending AUV	# Units
Transamerica Index 75 VP – Service Class	2009	$0.719152	$0.868056	0
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.719152	0

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999944	$1.023555	0

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(9)	2009	$0.723723	$1.135553	1,230
Subaccount Inception Date January 12, 2004	2008	$1.379060	$0.723723	1,779
	2007	$1.151419	$1.379060	3,557
	2006	$1.072137	$1.151419	2,393
	2005	$1.019505	$1.072137	0
	2004	$1.000000	$1.019505	0

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012228	$1.232022	0
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012228	0

Fidelity VIP Index 500 Portfolio – Service Class 2	2009	$0.784686	$0.971156	0
Subaccount Inception Date January 12, 2004	2008	$1.274399	$0.784686	0
	2007	$1.236598	$1.274399	2,314
	2006	$1.093117	$1.236598	2,255
	2005	$1.066866	$1.093117	0
	2004	$1.000000	$1.066866	0

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989565	$1.259368	0
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989565	0

ProFund VP Asia 30	2009	$0.562093	$0.849336	0
Subaccount Inception Date September 6, 2007	2008	$1.166547	$0.562093	0
	2007	$1.000000	$1.166547	0

ProFund VP Basic Materials	2009	$0.528323	$0.840623	0
Subaccount Inception Date September 6, 2007	2008	$1.110045	$0.528323	0
	2007	$1.000000	$1.110045	0

ProFund VP Bull	2009	$0.582730	$0.710038	0
Subaccount Inception Date June 21, 2007	2008	$0.954143	$0.582730	0
	2007	$1.000000	$0.954143	0

ProFund VP Consumer Services	2009	$0.614198	$0.787258	0
Subaccount Inception Date September 6, 2007	2008	$0.913537	$0.614198	0
	2007	$1.000000	$0.913537	0

ProFund VP Emerging Markets	2009	$0.559922	$0.890829	0
Subaccount Inception Date September 6, 2007	2008	$1.145059	$0.559922	0
	2007	$1.000000	$1.145059	0

ProFund VP Europe 30	2009	$0.563570	$0.730594	0
Subaccount Inception Date September 6, 2007	2008	$1.027196	$0.563570	0
	2007	$1.000000	$1.027196	0

ProFund VP Falling US Dollar	2009	$0.981596	$0.993768	0
Subaccount Inception Date September 6, 2007	2008	$1.055784	$0.981596	0
	2007	$1.000000	$1.055784	0

ProFund VP Financials	2009	$0.417866	$0.470920	0
Subaccount Inception Date September 6, 2007	2008	$0.862340	$0.417866	0
	2007	$1.000000	$0.862340	0

ProFund VP International	2009	$0.549246	$0.670861	56
Subaccount Inception Date September 6, 2007	2008	$1.008237	$0.549246	545
	2007	$1.000000	$1.008237	903

ProFund VP Japan	2009	$0.527891	$0.570723	0
Subaccount Inception Date September 6, 2007	2008	$0.910752	$0.527891	0
	2007	$1.000000	$0.910752	0

36

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.05%
		Beginning AUV	Ending AUV	# Units
ProFund VP Mid-Cap	2009	$0.587839	$0.765394	0
Subaccount Inception Date September 6, 2007	2008	$0.973460	$0.587839	0
	2007	$1.000000	$0.973460	0

ProFund VP Money Market	2009	$0.995902	$0.976214	0
Subaccount Inception Date June 21, 2007	2008	$1.007910	$0.995902	0
	2007	$1.000000	$1.007910	0

ProFund VP Oil & Gas	2009	$0.672670	$0.761314	0
Subaccount Inception Date September 6, 2007	2008	$1.088837	$0.672670	0
	2007	$1.000000	$1.088837	0

ProFund VP NASDAQ-100	2009	$0.596977	$0.889228	0
Subaccount Inception Date June 21, 2007	2008	$1.059304	$0.596977	0
	2007	$1.000000	$1.059304	0

ProFund VP Pharmaceuticals	2009	$0.786757	$0.901216	36
Subaccount Inception Date September 6, 2007	2008	$0.997549	$0.786757	79
	2007	$1.000000	$0.997549	0

ProFund VP Precious Metals	2009	$0.797500	$1.057536	0
Subaccount Inception Date September 6, 2007	2008	$1.175514	$0.797500	0
	2007	$1.000000	$1.175514	0

ProFund VP Short Emerging Markets	2009	$1.065671	$0.535530	0
Subaccount Inception Date September 6, 2007	2008	$0.822499	$1.065671	0
	2007	$1.000000	$0.822499	0

ProFund VP Short International	2009	$1.328881	$0.907848	0
Subaccount Inception Date September 6, 2007	2008	$0.981118	$1.328881	0
	2007	$1.000000	$0.981118	0

ProFund VP Short NASDAQ-100	2009	$1.409954	$0.819830	0
Subaccount Inception Date September 6, 2007	2008	$0.971166	$1.409954	0
	2007	$1.000000	$0.971166	0

ProFund VP Short Small-Cap	2009	$1.312317	$0.869638	0
Subaccount Inception Date June 21, 2007	2008	$1.079364	$1.312317	0
	2007	$1.000000	$1.079364	0

ProFund VP Small-Cap	2009	$0.571629	$0.706177	668
Subaccount Inception Date June 21, 2007	2008	$0.903138	$0.571629	987
	2007	$1.000000	$0.903138	989

ProFund VP Small-Cap Value	2009	$0.620920	$0.732579	132
Subaccount Inception Date September 6, 2007	2008	$0.914224	$0.620920	146
	2007	$1.000000	$0.914224	0

ProFund VP Telecommunications	2009	$0.611777	$0.643376	0
Subaccount Inception Date September 6, 2007	2008	$0.952078	$0.611777	0
	2007	$1.000000	$0.952078	0

ProFund VP UltraSmall-Cap	2009	$0.293108	$0.402615	0
Subaccount Inception Date September 6, 2007	2008	$0.884735	$0.293108	0
	2007	$1.000000	$0.884735	0

ProFund VP U.S. Government Plus	2009	$1.584413	$1.046129	445
Subaccount Inception Date September 6, 2007	2008	$1.079696	$1.584413	318
	2007	$1.000000	$1.079696	0

ProFund VP Utilities	2009	$0.728126	$0.790105	39
Subaccount Inception Date September 6, 2007	2008	$1.072266	$0.728126	76
	2007	$1.000000	$1.072266	0

37

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.05%
		Beginning AUV	Ending AUV	# Units
Access VP High Yield FundSM	2009	$0.961035	$1.101002	0
Subaccount Inception Date September 6, 2007	2008	$1.028571	$0.961035	0
	2007	$1.000000	$1.028571	0

Subaccount	Year	2.00%
		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.926717	$1.134820	117,506
Subaccount Inception Date January 12, 2004	2008	$1.202743	$0.926717	445,570
	2007	$1.155877	$1.202743	1,437,096
	2006	$1.080171	$1.155877	713,187
	2005	$1.049174	$1.080171	726,584
	2004	$1.000000	$1.049174	647,802

Transamerica Asset Allocation – Growth VP – Service Class	2009	$0.841469	$1.068687	8,273
Subaccount Inception Date January 12, 2004	2008	$1.424830	$0.841469	37,857
	2007	$1.351644	$1.424830	267,531
	2006	$1.195887	$1.351644	252,328
	2005	$1.089791	$1.195887	619,199
	2004	$1.000000	$1.089791	536,798

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.933589	$1.155069	330,433
Subaccount Inception Date January 12, 2004	2008	$1.290333	$0.933589	516,228
	2007	$1.221786	$1.290333	1,075,960
	2006	$1.120515	$1.221786	1,675,265
	2005	$1.066800	$1.120515	1,024,971
	2004	$1.000000	$1.066800	183,584

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.900761	$1.129221	532,340
Subaccount Inception Date January 12, 2004	2008	$1.369841	$0.900761	522,014
	2007	$1.299188	$1.369841	551,331
	2006	$1.167086	$1.299188	491,269
	2005	$1.085037	$1.167086	381,743
	2004	$1.000000	$1.085037	298,129

Transamerica International Moderate Growth VP – Service Class	2009	$0.682168	$0.864938	439,087
Subaccount Inception Date May 1, 2006	2008	$1.092699	$0.682168	385,323
	2007	$1.027415	$1.092699	18,081
	2006	$1.000000	$1.027415	1,182

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$0.978674	$1.091064	4,970
Subaccount Inception Date January 12, 2004	2008	$1.514094	$0.978674	8,963
	2007	$1.480176	$1.514094	97,508
	2006	$1.294543	$1.480176	73,413
	2005	$1.140878	$1.294543	63,836
	2004	$1.000000	$1.140878	30,731

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.040513	$1.356798	5,376
Subaccount Inception Date January 12, 2004	2008	$1.845857	$1.040513	8,475
	2007	$2.022707	$1.845857	234,562
	2006	$1.453710	$2.022707	146,951
	2005	$1.310008	$1.453710	135,130
	2004	$1.000000	$1.310008	183,330

Transamerica Federated Market Opportunity VP – Service Class	2009	$0.982755	$1.001484	0
Subaccount Inception Date January 12, 2004	2008	$1.051345	$0.982755	21,839
	2007	$1.080015	$1.051345	221,108
	2006	$1.074992	$1.080015	230,203
	2005	$1.046966	$1.074992	252,344
	2004	$1.000000	$1.046966	194,139

38

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.00%
		Beginning AUV	Ending AUV	# Units
Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990704	$1.008739	0

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995058	$0.983042	0

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988957	$1.005897	0

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986561	$0.985270	0

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998149	$1.020080	0

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996387	$1.020750	0

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997255	$1.021832	0

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999946	$1.003102	0

Transamerica JPMorgan Core Bond VP – Service Class	2009	$1.111024	$1.191444	154
Subaccount Inception Date January 12, 2004	2008	$1.076747	$1.111024	3,599
	2007	$1.030261	$1.076747	284,813
	2006	$1.013996	$1.030261	263,905
	2005	$1.013271	$1.013996	261,572
	2004	$1.000000	$1.013271	57,759

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.764289	$0.968964	0
Subaccount Inception Date January 12, 2004	2008	$1.247845	$0.764289	0
	2007	$1.220435	$1.247845	3,027
	2006	$1.082754	$1.220435	3,198
	2005	$1.070117	$1.082754	3,267
	2004	$1.000000	$1.070117	3,376

Transamerica Focus VP – Service Class(3)	2009	$0.744124	$0.930625	1,344
Subaccount Inception Date January 12, 2004	2008	$1.196145	$0.744124	1,366
	2007	$1.210945	$1.196145	47,500
	2006	$1.044106	$1.210945	49,835
	2005	$1.025892	$1.044106	66,445
	2004	$1.000000	$1.025892	70,034

Transamerica AEGON High Yield Bond VP – Service Class(4)	2009	$0.831193	$1.196746	0
Subaccount Inception Date January 12, 2004	2008	$1.137541	$0.831193	0
	2007	$1.140706	$1.137541	16,550
	2006	$1.051782	$1.140706	31,943
	2005	$1.056876	$1.051782	18,236
	2004	$1.000000	$1.056876	9,551

Transamerica MFS International Equity VP – Service Class	2009	$0.633163	$0.820859	5,359
Subaccount Inception Date May 1, 2007	2008	$1.002003	$0.633163	13,640
	2007	$1.000000	$1.002003	12,507

Transamerica Marsico Growth VP – Service Class(5)	2009	$0.813151	$1.007120	13,755
Subaccount Inception Date January 12, 2004	2008	$1.409021	$0.813151	37,275
	2007	$1.196458	$1.409021	11,323
	2006	$1.160497	$1.196458	0
	2005	$1.093825	$1.160497	0
	2004	$1.000000	$1.093825	0

39

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.00%
		Beginning AUV	Ending AUV	# Units
Transamerica Munder Net50 VP – Service Class(6)	2009	$0.684278	$1.157422	34,708
Subaccount Inception Date January 12, 2004	2008	$1.239634	$0.684278	1,843
	2007	$1.082702	$1.239634	3,275
	2006	$1.107539	$1.082702	0
	2005	$1.048140	$1.107539	0
	2004	$1.000000	$1.048140	0

Transamerica PIMCO Total Return VP – Service Class	2009	$1.045426	$1.186374	0
Subaccount Inception Date January 12, 2004	2008	$1.100215	$1.045426	0
	2007	$1.031527	$1.100215	47,813
	2006	$1.012627	$1.031527	47,531
	2005	$1.012252	$1.012627	44,500
	2004	$1.000000	$1.012252	14,655

Transamerica T. Rowe Price Equity Income VP – Service Class(2)	2009	$0.830747	$1.019402	2,306
Subaccount Inception Date January 12, 2004	2008	$1.328162	$0.830747	3,088
	2007	$1.314669	$1.328162	154,748
	2006	$1.129586	$1.314669	52,703
	2005	$1.109860	$1.129586	46,173
	2004	$1.000000	$1.109860	10,507

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.762460	$1.034039	0
Subaccount Inception Date January 12, 2004	2008	$1.222999	$0.762460	0
	2007	$1.141716	$1.222999	10,455
	2006	$1.126855	$1.141716	10,854
	2005	$1.041075	$1.126855	11,134
	2004	$1.000000	$1.041075	60,510

Transamerica Templeton Global VP – Service Class(6)	2009	$0.781654	$0.979715	5,021
Subaccount Inception Date January 12, 2004	2008	$1.419146	$0.781654	42,396
	2007	$1.259070	$1.419146	59,138
	2006	$1.084163	$1.259070	30,397
	2005	$1.031227	$1.084163	20,276
	2004	$1.000000	$1.031227	61,136

Transamerica Third Avenue Value VP – Service Class	2009	$0.880422	$1.161112	57,252
Subaccount Inception Date January 12, 2004	2008	$1.529616	$0.880422	29,528
	2007	$1.545794	$1.529616	224,479
	2006	$1.361680	$1.545794	219,795
	2005	$1.172313	$1.361680	199,632
	2004	$1.000000	$1.172313	179,408

Transamerica Efficient Markets VP – Service Class	2009	$1.036128	$1.197245	0
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036128	0

Transamerica Balanced VP – Service Class(7)	2009	$0.887955	$1.096341	0
Subaccount Inception Date January 12, 2004	2008	$1.343376	$0.887955	0
	2007	$1.208705	$1.343376	22,822
	2006	$1.133718	$1.208705	23,022
	2005	$1.072767	$1.133718	0
	2004	$1.000000	$1.072767	0

Transamerica Convertible Securities VP – Service Class	2009	$0.842744	$1.083710	0
Subaccount Inception Date January 12, 2004	2008	$1.364516	$0.842744	0
	2007	$1.176750	$1.364516	0
	2006	$1.084688	$1.176750	0
	2005	$1.068486	$1.084688	0
	2004	$1.000000	$1.068486	29,726

40

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.00%
		Beginning AUV	Ending AUV	# Units
Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$0.818366	$1.034171	8,718
Subaccount Inception Date January 12, 2004	2008	$1.550975	$0.818366	38,933
	2007	$1.363416	$1.550975	362,500
	2006	$1.283054	$1.363416	454,122
	2005	$1.125436	$1.283054	300,968
	2004	$1.000000	$1.125436	115,965

Transamerica Growth Opportunities VP – Service Class	2009	$0.917759	$1.228341	0
Subaccount Inception Date January 12, 2004	2008	$1.588535	$0.917759	0
	2007	$1.320279	$1.588535	45,327
	2006	$1.283737	$1.320279	88,927
	2005	$1.129408	$1.283737	21,694
	2004	$1.000000	$1.129408	49,201

Transamerica Money Market VP – Service Class	2009	$1.047645	$1.027232	158
Subaccount Inception Date January 12, 2004	2008	$1.046024	$1.047645	119,387
	2007	$1.018510	$1.046024	42,709
	2006	$0.994370	$1.018510	18,419
	2005	$0.988233	$0.994370	23,736
	2004	$1.000000	$0.988233	14,013

Transamerica Science & Technology VP – Service Class(6)	2009	$0.651416	$1.008337	17,096
Subaccount Inception Date January 12, 2004	2008	$1.299725	$0.651416	22,069
	2007	$1.000643	$1.299725	1,432
	2006	$1.012878	$1.000643	0
	2005	$1.014232	$1.012878	0
	2004	$1.000000	$1.014232	0

Transamerica Small/Mid Cap Value VP – Service Class	2009	$1.012336	$1.418265	79,474
Subaccount Inception Date May 1, 2004	2008	$1.751815	$1.012336	70,480
	2007	$1.436637	$1.751815	100,815
	2006	$1.243728	$1.436637	41,744
	2005	$1.120015	$1.243728	34,829
	2004	$1.000000	$1.120015	0

Transamerica U.S. Government Securities VP – Service Class	2009	$1.103156	$1.126923	8,535
Subaccount Inception Date January 12, 2004	2008	$1.047598	$1.103156	63,982
	2007	$1.010253	$1.047598	0
	2006	$0.999817	$1.010253	0
	2005	$0.999949	$0.999817	0
	2004	$1.000000	$0.999949	59,762

Transamerica Value Balanced VP – Service Class(7)	2009	$0.886762	$1.070590	0
Subaccount Inception Date January 12, 2004	2008	$1.305347	$0.886762	3,556
	2007	$1.250764	$1.305347	0
	2006	$1.108909	$1.250764	0
	2005	$1.064891	$1.108909	340
	2004	$1.000000	$1.064891	165

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999946	$0.997673	0

Transamerica Index 50 VP – Service Class	2009	$0.815125	$0.931235	0
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.815125	0

Transamerica Index 75 VP – Service Class	2009	$0.719388	$0.868778	0
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.719388	0

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999946	$1.023612	0

41

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.00%
		Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(9)	2009	$0.725490	$1.138883	54,788
Subaccount Inception Date January 12, 2004	2008	$1.381740	$0.725490	37,792
	2007	$1.153097	$1.381740	22,775
	2006	$1.073175	$1.153097	23,564
	2005	$1.019987	$1.073175	5,283
	2004	$1.000000	$1.019987	53,097

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.103156	$1.126923	125,643
Subaccount Inception Date January 12, 2004	2008	$1.047598	$1.103156	550,792
	2007	$1.010253	$1.047598	93,802
	2006	$0.999817	$1.010253	0
	2005	$0.999949	$0.999817	0
	2004	$1.000000	$0.999949	0

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012300	$1.232706	0
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012300	0

Fidelity VIP Index 500 Portfolio – Service Class 2	2009	$0.786585	$0.973983	5,093
Subaccount Inception Date January 12, 2004	2008	$1.276857	$0.786585	0
	2007	$1.238373	$1.276857	0
	2006	$1.094162	$1.238373	0
	2005	$1.067366	$1.094162	680
	2004	$1.000000	$1.067366	331

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989628	$1.260066	0
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989628	0

ProFund VP Asia 30	2009	$0.562460	$0.850303	168,605
Subaccount Inception Date September 6, 2007	2008	$1.166737	$0.562460	171,889
	2007	$1.000000	$1.166737	55,208

ProFund VP Basic Materials	2009	$0.528674	$0.841597	50,943
Subaccount Inception Date September 6, 2007	2008	$1.110218	$0.528674	65,874
	2007	$1.000000	$1.110218	16,389

ProFund VP Bull	2009	$0.583166	$0.710914	12,618
Subaccount Inception Date June 21, 2007	2008	$0.954385	$0.583166	0
	2007	$1.000000	$0.954385	0

ProFund VP Consumer Services	2009	$0.614592	$0.788156	0
Subaccount Inception Date September 6, 2007	2008	$0.913681	$0.614592	0
	2007	$1.000000	$0.913681	0

ProFund VP Emerging Markets	2009	$0.560291	$0.891843	21,891
Subaccount Inception Date September 6, 2007	2008	$1.145242	$0.560291	535
	2007	$1.000000	$1.145242	0

ProFund VP Europe 30	2009	$0.563936	$0.731424	2,406
Subaccount Inception Date September 6, 2007	2008	$1.027353	$0.563936	2,227
	2007	$1.000000	$1.027353	16,502

ProFund VP Falling US Dollar	2009	$0.982228	$0.994893	0
Subaccount Inception Date September 6, 2007	2008	$1.055947	$0.982228	4,630
	2007	$1.000000	$1.055947	0

ProFund VP Financials	2009	$0.418135	$0.471462	0
Subaccount Inception Date September 6, 2007	2008	$0.862468	$0.418135	0
	2007	$1.000000	$0.862468	0

ProFund VP International	2009	$0.549604	$0.671615	7,343
Subaccount Inception Date September 6, 2007	2008	$1.008395	$0.549604	0
	2007	$1.000000	$1.008395	0

42

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.00%
		Beginning AUV	Ending AUV	# Units
ProFund VP Japan	2009	$0.528240	$0.571391	0
Subaccount Inception Date September 6, 2007	2008	$0.910895	$0.528240	0
	2007	$1.000000	$0.910895	0

ProFund VP Mid-Cap	2009	$0.588234	$0.766300	0
Subaccount Inception Date September 6, 2007	2008	$0.973615	$0.588234	0
	2007	$1.000000	$0.973615	0

ProFund VP Money Market	2009	$0.996643	$0.977409	9,916
Subaccount Inception Date June 21, 2007	2008	$1.008173	$0.996643	21,235
	2007	$1.000000	$1.008173	10,915

ProFund VP Oil & Gas	2009	$0.673103	$0.762182	43,218
Subaccount Inception Date September 6, 2007	2008	$1.089007	$0.673103	56,790
	2007	$1.000000	$1.089007	6,503

ProFund VP NASDAQ-100	2009	$0.597432	$0.890338	0
Subaccount Inception Date June 21, 2007	2008	$1.059575	$0.597432	0
	2007	$1.000000	$1.059575	0

ProFund VP Pharmaceuticals	2009	$0.787269	$0.902241	0
Subaccount Inception Date September 6, 2007	2008	$0.997702	$0.787269	3,277
	2007	$1.000000	$0.997702	0

ProFund VP Precious Metals	2009	$0.798027	$1.058760	42,970
Subaccount Inception Date September 6, 2007	2008	$1.175702	$0.798027	74,522
	2007	$1.000000	$1.175702	7,347

ProFund VP Short Emerging Markets	2009	$1.066376	$0.536152	0
Subaccount Inception Date September 6, 2007	2008	$0.822633	$1.066376	0
	2007	$1.000000	$0.822633	0

ProFund VP Short International	2009	$1.329730	$0.908875	0
Subaccount Inception Date September 6, 2007	2008	$0.981274	$1.329730	0
	2007	$1.000000	$0.981274	0

ProFund VP Short NASDAQ-100	2009	$1.410886	$0.820778	0
Subaccount Inception Date September 6, 2007	2008	$0.971327	$1.410886	0
	2007	$1.000000	$0.971327	0

ProFund VP Short Small-Cap	2009	$1.313313	$0.870731	13,902
Subaccount Inception Date June 21, 2007	2008	$1.079647	$1.313313	30,774
	2007	$1.000000	$1.079647	0

ProFund VP Small-Cap	2009	$0.572058	$0.707047	0
Subaccount Inception Date June 21, 2007	2008	$0.903369	$0.572058	0
	2007	$1.000000	$0.903369	0

ProFund VP Small-Cap Value	2009	$0.621319	$0.733419	0
Subaccount Inception Date September 6, 2007	2008	$0.914364	$0.621319	0
	2007	$1.000000	$0.914364	0

ProFund VP Telecommunications	2009	$0.612179	$0.644104	0
Subaccount Inception Date September 6, 2007	2008	$0.952230	$0.612179	0
	2007	$1.000000	$0.952230	0

ProFund VP UltraSmall-Cap	2009	$0.293302	$0.403075	0
Subaccount Inception Date September 6, 2007	2008	$0.884874	$0.293302	0
	2007	$1.000000	$0.884874	0

ProFund VP U.S. Government Plus	2009	$1.585445	$1.047333	3,707
Subaccount Inception Date September 6, 2007	2008	$1.079868	$1.585445	204,955
	2007	$1.000000	$1.079868	20,444

43

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.00%
		Beginning AUV	Ending AUV	# Units
ProFund VP Utilities	2009	$0.728593	$0.790991	0
Subaccount Inception Date September 6, 2007	2008	$1.072437	$0.728593	0
	2007	$1.000000	$1.072437	15,653

Access VP High Yield FundSM	2009	$0.961662	$1.102258	0
Subaccount Inception Date September 6, 2007	2008	$1.028733	$0.961662	0
	2007	$1.000000	$1.028733	0

Subaccount	Year	1.95%
		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.911981	$1.117311	0
Subaccount Inception Date January 12, 2004	2008	$1.183033	$0.911981	0
	2007	$1.136381	$1.183033	0
	2006	$1.061441	$1.136381	0
	2005	$1.000000	$1.061441	0

Transamerica Asset Allocation – Growth VP – Service Class	2009	$0.811030	$1.030533	41,699
Subaccount Inception Date January 12, 2004	2008	$1.372620	$0.811030	80,357
	2007	$1.301467	$1.372620	136,748
	2006	$1.150935	$1.301467	55,380
	2005	$1.000000	$1.150935	0

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.911954	$1.128850	0
Subaccount Inception Date January 12, 2004	2008	$1.259807	$0.911954	0
	2007	$1.192293	$1.259807	41,759
	2006	$1.092924	$1.192293	122,696
	2005	$1.000000	$1.092924	0

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.869392	$1.090421	0
Subaccount Inception Date January 12, 2004	2008	$1.321480	$0.869392	0
	2007	$1.252703	$1.321480	0
	2006	$1.124781	$1.252703	0
	2005	$1.000000	$1.124781	0

Transamerica International Moderate Growth VP – Service Class	2009	$0.683054	$0.866493	0
Subaccount Inception Date May 1, 2006	2008	$1.093585	$0.683054	0
	2007	$1.027743	$1.093585	0
	2006	$1.000000	$1.027743	0

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$0.862574	$0.962103	0
Subaccount Inception Date January 12, 2004	2008	$1.333815	$0.862574	0
	2007	$1.303298	$1.333815	0
	2006	$1.032182	$1.303298	0
	2005	$1.000000	$1.032182	0

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$0.833881	$1.087884	0
Subaccount Inception Date January 12, 2004	2008	$1.478567	$0.833881	0
	2007	$1.619420	$1.478567	0
	2006	$1.163307	$1.619420	0
	2005	$1.000000	$1.163307	0

Transamerica Federated Market Opportunity VP – Service Class	2009	$0.950801	$0.969386	0
Subaccount Inception Date January 12, 2004	2008	$1.016671	$0.950801	0
	2007	$1.043886	$1.016671	0
	2006	$1.038513	$1.043886	0
	2005	$1.000000	$1.038513	0

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990705	$1.008795	0

44

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.95%
		Beginning AUV	Ending AUV	# Units
Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995060	$0.983098	0

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988958	$1.005952	0

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986563	$0.985328	0

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998150	$1.020140	0

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996388	$1.020807	0

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997257	$1.021887	0

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999947	$1.003159	0

Transamerica JPMorgan Core Bond VP – Service Class	2009	$1.095474	$1.175337	0
Subaccount Inception Date January 12, 2004	2008	$1.061165	$1.095474	0
	2007	$1.014848	$1.061165	0
	2006	$0.998337	$1.014848	0
	2005	$1.000000	$0.998337	0

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.749520	$0.950715	0
Subaccount Inception Date January 12, 2004	2008	$1.223136	$0.749520	0
	2007	$1.195675	$1.223136	0
	2006	$1.122710	$1.195675	0
	2005	$1.000000	$1.122710	0

Transamerica Focus VP – Service Class(3)	2009	$0.778012	$0.973482	0
Subaccount Inception Date January 12, 2004	2008	$1.250013	$0.778012	0
	2007	$1.264854	$1.250013	0
	2006	$1.050347	$1.264854	0
	2005	$1.000000	$1.050347	0

Transamerica AEGON High Yield Bond VP – Service Class(4)	2009	$0.816898	$1.176746	0
Subaccount Inception Date January 12, 2004	2008	$1.117422	$0.816898	0
	2007	$1.119986	$1.117422	0
	2006	$1.282243	$1.119986	0
	2005	$1.000000	$1.282243	0

Transamerica MFS International Equity VP – Service Class	2009	$0.633683	$0.821935	0
Subaccount Inception Date May 1, 2007	2008	$1.002330	$0.633683	0
	2007	$1.000000	$1.002330	0

Transamerica Marsico Growth VP – Service Class(5)	2009	$0.787837	$0.976247	0
Subaccount Inception Date January 12, 2004	2008	$1.364491	$0.787837	0
	2007	$1.158070	$1.364491	0
	2006	$1.139297	$1.158070	0
	2005	$1.000000	$1.139297	0

Transamerica Munder Net50 VP – Service Class(6)	2009	$0.793381	$1.342621	0
Subaccount Inception Date January 12, 2004	2008	$1.436573	$0.793381	0
	2007	$1.254090	$1.436573	0
	2006	$0.999283	$1.254090	0
	2005	$1.000000	$0.999283	0

45

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.95%
		Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Service Class	2009	$1.033174	$1.173034	0
Subaccount Inception Date January 12, 2004	2008	$1.086781	$1.033174	0
	2007	$1.018424	$1.086781	0
	2006	$1.090062	$1.018424	0
	2005	$1.000000	$1.090062	0

Transamerica T. Rowe Price Equity Income VP – Service Class(2)	2009	$0.773615	$0.949761	0
Subaccount Inception Date January 12, 2004	2008	$1.236212	$0.773615	0
	2007	$1.223041	$1.236212	0
	2006	$1.168810	$1.223041	18,677
	2005	$1.000000	$1.168810	0

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.792013	$1.074649	0
Subaccount Inception Date January 12, 2004	2008	$1.269775	$0.792013	0
	2007	$1.184799	$1.269775	0
	2006	$1.103688	$1.184799	0
	2005	$1.000000	$1.103688	0

Transamerica Templeton Global VP – Service Class(6)	2009	$0.796906	$0.999331	0
Subaccount Inception Date January 12, 2004	2008	$1.446126	$0.796906	0
	2007	$1.282362	$1.446126	0
	2006	$1.187144	$1.282362	0
	2005	$1.000000	$1.187144	0

Transamerica Third Avenue Value VP – Service Class	2009	$0.768704	$1.014271	0
Subaccount Inception Date January 12, 2004	2008	$1.334866	$0.768704	0
	2007	$1.348317	$1.334866	0
	2006	$1.108447	$1.348317	0
	2005	$1.000000	$1.108447	0

Transamerica Efficient Markets VP – Service Class	2009	$1.036202	$1.197925	0
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036202	0

Transamerica Balanced VP – Service Class(7)	2009	$0.869429	$1.074003	0
Subaccount Inception Date January 12, 2004	2008	$1.314706	$0.869429	0
	2007	$1.182332	$1.314706	0
	2006	$1.116178	$1.182332	0
	2005	$1.000000	$1.116178	0

Transamerica Convertible Securities VP – Service Class	2009	$0.868474	$1.117354	0
Subaccount Inception Date January 12, 2004	2008	$1.405494	$0.868474	0
	2007	$1.211500	$1.405494	0
	2006	$1.232747	$1.211500	0
	2005	$1.000000	$1.232747	0

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$0.787436	$0.995569	0
Subaccount Inception Date January 12, 2004	2008	$1.491625	$0.787436	0
	2007	$1.310594	$1.491625	0
	2006	$1.244207	$1.310594	0
	2005	$1.000000	$1.244207	0

Transamerica Growth Opportunities VP – Service Class	2009	$0.890812	$1.192858	0
Subaccount Inception Date January 12, 2004	2008	$1.541132	$0.890812	0
	2007	$1.280247	$1.541132	0
	2006	$1.006592	$1.280247	0
	2005	$1.000000	$1.006592	0

Transamerica Money Market VP – Service Class	2009	$1.062095	$1.041912	18,173
Subaccount Inception Date January 12, 2004	2008	$1.059933	$1.062095	18,202
	2007	$1.031536	$1.059933	70,327
	2006	$1.155767	$1.031536	70,356
	2005	$1.000000	$1.155767	0

46

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.95%
		Beginning AUV	Ending AUV	# Units
Transamerica Science & Technology VP – Service Class(6)	2009	$0.745473	$1.154509	0
Subaccount Inception Date January 12, 2004	2008	$1.486668	$0.745473	0
	2007	$1.143996	$1.486668	0
	2006	$1.157430	$1.143996	0
	2005	$1.000000	$1.157430	0

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.942142	$1.320569	0
Subaccount Inception Date January 12, 2004	2008	$1.629539	$0.942142	0
	2007	$1.335699	$1.629539	0
	2006	$0.999653	$1.335699	10,945
	2005	$1.000000	$0.999653	0

Transamerica U.S. Government Securities VP – Service Class	2009	$1.104600	$1.128948	0
Subaccount Inception Date January 12, 2004	2008	$1.048454	$1.104600	0
	2007	$1.010576	$1.048454	0
	2006	$1.067848	$1.010576	0
	2005	$1.000000	$1.067848	0

Transamerica Value Balanced VP – Service Class(7)	2009	$0.855202	$1.033002	0
Subaccount Inception Date January 12, 2004	2008	$1.258250	$0.855202	0
	2007	$1.205045	$1.258250	0
	2006	$1.132061	$1.205045	0
	2005	$1.000000	$1.132061	0

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999947	$0.997727	0

Transamerica Index 50 VP – Service Class	2009	$0.815389	$0.931999	0
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.815389	0

Transamerica Index 75 VP – Service Class	2009	$0.719630	$0.869488	0
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.719630	0

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999947	$1.023670	0

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(9)	2009	$0.766438	$1.203745	0
Subaccount Inception Date January 12, 2004	2008	$1.459007	$0.766438	0
	2007	$1.216976	$1.459007	0
	2006	$0.000000	$1.216976	0
	2005	$1.000000	$0.000000	0

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.104600	$1.128948	26,227
Subaccount Inception Date January 12, 2004	2008	$1.048454	$1.104600	25,488
	2007	$1.010576	$1.048454	0
	2006	$0.999653	$1.010576	0
	2005	$1.000000	$0.999653	0

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012367	$1.233390	0
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012367	0

Fidelity VIP Index 500 Portfolio – Service Class 2	2009	$0.771636	$0.955950	0
Subaccount Inception Date January 12, 2004	2008	$1.251971	$0.771636	0
	2007	$1.213635	$1.251971	0
	2006	$0.999653	$1.213635	0
	2005	$1.000000	$0.999653	0

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989698	$1.260784	0
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989698	0

ProFund VP Asia 30	2009	$0.562823	$0.851279	0
Subaccount Inception Date September 6, 2007	2008	$1.166916	$0.562823	0
	2007	$1.000000	$1.166916	0

47

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.95%
		Beginning AUV	Ending AUV	# Units
ProFund VP Basic Materials	2009	$0.529019	$0.842555	0
Subaccount Inception Date September 6, 2007	2008	$1.110399	$0.529019	0
	2007	$1.000000	$1.110399	0

ProFund VP Bull	2009	$0.583611	$0.711807	0
Subaccount Inception Date June 21, 2007	2008	$0.954639	$0.583611	0
	2007	$1.000000	$0.954639	0

ProFund VP Consumer Services	2009	$0.614994	$0.789054	0
Subaccount Inception Date September 6, 2007	2008	$0.913830	$0.614994	0
	2007	$1.000000	$0.913830	0

ProFund VP Emerging Markets	2009	$0.560655	$0.892860	0
Subaccount Inception Date September 6, 2007	2008	$1.145425	$0.560655	0
	2007	$1.000000	$1.145425	0

ProFund VP Europe 30	2009	$0.564305	$0.732272	0
Subaccount Inception Date September 6, 2007	2008	$1.027515	$0.564305	0
	2007	$1.000000	$1.027515	0

ProFund VP Falling US Dollar	2009	$0.982877	$0.996047	0
Subaccount Inception Date September 6, 2007	2008	$1.056112	$0.982877	0
	2007	$1.000000	$1.056112	0

ProFund VP Financials	2009	$0.418409	$0.471997	0
Subaccount Inception Date September 6, 2007	2008	$0.862612	$0.418409	0
	2007	$1.000000	$0.862612	0

ProFund VP International	2009	$0.549956	$0.672389	0
Subaccount Inception Date September 6, 2007	2008	$1.008558	$0.549956	0
	2007	$1.000000	$1.008558	0

ProFund VP Japan	2009	$0.528582	$0.572011	0
Subaccount Inception Date September 6, 2007	2008	$0.911039	$0.528582	0
	2007	$1.000000	$0.911039	0

ProFund VP Mid-Cap	2009	$0.588614	$0.767162	0
Subaccount Inception Date September 6, 2007	2008	$0.973772	$0.588614	0
	2007	$1.000000	$0.973772	0

ProFund VP Money Market	2009	$0.997382	$0.978602	0
Subaccount Inception Date June 21, 2007	2008	$1.008436	$0.997382	0
	2007	$1.000000	$1.008436	0

ProFund VP Oil & Gas	2009	$0.673539	$0.763053	0
Subaccount Inception Date September 6, 2007	2008	$1.089180	$0.673539	0
	2007	$1.000000	$1.089180	0

ProFund VP NASDAQ-100	2009	$0.597880	$0.891452	0
Subaccount Inception Date June 21, 2007	2008	$1.059856	$0.597880	0
	2007	$1.000000	$1.059856	0

ProFund VP Pharmaceuticals	2009	$0.787770	$0.903268	0
Subaccount Inception Date September 6, 2007	2008	$0.997861	$0.787770	0
	2007	$1.000000	$0.997861	0

ProFund VP Precious Metals	2009	$0.798541	$1.059963	0
Subaccount Inception Date September 6, 2007	2008	$1.175887	$0.798541	0
	2007	$1.000000	$1.175887	0

ProFund VP Short Emerging Markets	2009	$1.067064	$0.536755	0
Subaccount Inception Date September 6, 2007	2008	$0.822766	$1.067064	0
	2007	$1.000000	$0.822766	0

48

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.95%
		Beginning AUV	Ending AUV	# Units
ProFund VP Short International	2009	$1.330615	$0.909926	0
Subaccount Inception Date September 6, 2007	2008	$0.981427	$1.330615	0
	2007	$1.000000	$0.981427	0

ProFund VP Short NASDAQ-100	2009	$1.411787	$0.821701	0
Subaccount Inception Date September 6, 2007	2008	$0.971478	$1.411787	0
	2007	$1.000000	$0.971478	0

ProFund VP Short Small-Cap	2009	$1.314292	$0.871809	0
Subaccount Inception Date June 21, 2007	2008	$1.079922	$1.314292	0
	2007	$1.000000	$1.079922	0

ProFund VP Small-Cap	2009	$0.572493	$0.707918	0
Subaccount Inception Date June 21, 2007	2008	$0.903611	$0.572493	0
	2007	$1.000000	$0.903611	0

ProFund VP Small-Cap Value	2009	$0.621726	$0.734246	0
Subaccount Inception Date September 6, 2007	2008	$0.914513	$0.621726	0
	2007	$1.000000	$0.914513	0

ProFund VP Telecommunications	2009	$0.612580	$0.644842	0
Subaccount Inception Date September 6, 2007	2008	$0.952386	$0.612580	0
	2007	$1.000000	$0.952386	0

ProFund VP UltraSmall-Cap	2009	$0.293495	$0.403538	0
Subaccount Inception Date September 6, 2007	2008	$0.885019	$0.293495	0
	2007	$1.000000	$0.885019	0

ProFund VP U.S. Government Plus	2009	$1.586480	$1.048515	0
Subaccount Inception Date September 6, 2007	2008	$1.080042	$1.586480	0
	2007	$1.000000	$1.080042	0

ProFund VP Utilities	2009	$0.729066	$0.791902	0
Subaccount Inception Date September 6, 2007	2008	$1.072604	$0.729066	0
	2007	$1.000000	$1.072604	0

Access VP High Yield FundSM	2009	$0.962288	$1.103533	0
Subaccount Inception Date September 6, 2007	2008	$1.028899	$0.962288	0
	2007	$1.000000	$1.028899	0

Subaccount	Year	1.90%
		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.913637	$1.119897	40,366
Subaccount Inception Date January 12, 2004	2008	$1.184590	$0.913637	40,674
	2007	$1.137305	$1.184590	3,994
	2006	$1.061786	$1.137305	4,021
	2005	$1.000000	$1.061786	0

Transamerica Asset Allocation – Growth VP – Service Class	2009	$0.812488	$1.032897	16,864
Subaccount Inception Date January 12, 2004	2008	$1.374407	$0.812488	16,928
	2007	$1.302518	$1.374407	16,974
	2006	$1.151301	$1.302518	12,976
	2005	$1.000000	$1.151301	0

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.913595	$1.131441	92,642
Subaccount Inception Date January 12, 2004	2008	$1.261454	$0.913595	97,786
	2007	$1.193256	$1.261454	190,922
	2006	$1.093287	$1.193256	0
	2005	$1.000000	$1.093287	0

49

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.90%
		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.870956	$1.092924	0
Subaccount Inception Date January 12, 2004	2008	$1.323210	$0.870956	63,400
	2007	$1.253726	$1.323210	165,058
	2006	$1.125147	$1.253726	163,207
	2005	$1.000000	$1.125147	180,113

Transamerica International Moderate Growth VP – Service Class	2009	$0.683958	$0.868064	0
Subaccount Inception Date May 1, 2006	2008	$1.094494	$0.683958	0
	2007	$1.028086	$1.094494	0
	2006	$1.000000	$1.028086	0

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$0.864146	$0.964326	0
Subaccount Inception Date January 12, 2004	2008	$1.335590	$0.864146	0
	2007	$1.304374	$1.335590	0
	2006	$1.139673	$1.304374	0
	2005	$1.000000	$1.139673	0

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$0.835368	$1.090366	0
Subaccount Inception Date January 12, 2004	2008	$1.480471	$0.835368	0
	2007	$1.620709	$1.480471	0
	2006	$1.163667	$1.620709	0
	2005	$1.000000	$1.163667	0

Transamerica Federated Market Opportunity VP – Service Class	2009	$0.952520	$0.971627	0
Subaccount Inception Date January 12, 2004	2008	$1.017997	$0.952520	0
	2007	$1.044725	$1.017997	4,020
	2006	$1.038840	$1.044725	4,047
	2005	$1.000000	$1.038840	0

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990706	$1.008852	0

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995061	$0.983154	0

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988959	$1.006014	0

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986564	$0.985386	0

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998151	$1.020195	0

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996390	$1.020867	0

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997258	$1.021949	0

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999948	$1.003215	0

Transamerica JPMorgan Core Bond VP – Service Class	2009	$1.097449	$1.178032	0
Subaccount Inception Date January 12, 2004	2008	$1.062555	$1.097449	0
	2007	$1.015675	$1.062555	0
	2006	$0.998659	$1.015675	0
	2005	$1.000000	$0.998659	0

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.750865	$0.952879	53,303
Subaccount Inception Date January 12, 2004	2008	$1.224733	$0.750865	50,724
	2007	$1.196645	$1.224733	40,575
	2006	$1.060611	$1.196645	33,945
	2005	$1.000000	$1.060611	0

50

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Focus VP – Service Class(3)	2009	$0.779420	$0.975727	0
Subaccount Inception Date January 12, 2004	2008	$1.251643	$0.779420	0
	2007	$1.265886	$1.251643	0
	2006	$1.090408	$1.265886	0
	2005	$1.000000	$1.090408	0

Transamerica AEGON High Yield Bond VP – Service Class(4)	2009	$0.818387	$1.179459	0
Subaccount Inception Date January 12, 2004	2008	$1.118904	$0.818387	0
	2007	$1.120908	$1.118904	0
	2006	$1.032522	$1.120908	0
	2005	$1.000000	$1.032522	0

Transamerica MFS International Equity VP – Service Class	2009	$0.634210	$0.823023	0
Subaccount Inception Date May 1, 2007	2008	$1.002664	$0.634210	0
	2007	$1.000000	$1.002664	0

Transamerica Marsico Growth VP – Service Class(5)	2009	$0.789240	$0.978459	0
Subaccount Inception Date January 12, 2004	2008	$1.366248	$0.789240	0
	2007	$1.159002	$1.366248	0
	2006	$1.123076	$1.159002	0
	2005	$1.000000	$1.123076	0

Transamerica Munder Net50 VP – Service Class(6)	2009	$0.794815	$1.345702	0
Subaccount Inception Date January 12, 2004	2008	$1.438454	$0.794815	0
	2007	$1.255112	$1.438454	0
	2006	$1.282658	$1.255112	0
	2005	$1.000000	$1.282658	0

Transamerica PIMCO Total Return VP – Service Class	2009	$1.035049	$1.175737	0
Subaccount Inception Date January 12, 2004	2008	$1.088214	$1.035049	0
	2007	$1.019251	$1.088214	0
	2006	$0.999603	$1.019251	0
	2005	$1.000000	$0.999603	0

Transamerica T. Rowe Price Equity Income VP – Service Class(2)	2009	$0.775006	$0.951939	0
Subaccount Inception Date January 12, 2004	2008	$1.237831	$0.775006	0
	2007	$1.224049	$1.237831	0
	2006	$1.050694	$1.224049	0
	2005	$1.000000	$1.050694	0

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.793433	$1.077094	0
Subaccount Inception Date January 12, 2004	2008	$1.271438	$0.793433	0
	2007	$1.185770	$1.271438	0
	2006	$1.169191	$1.185770	0
	2005	$1.000000	$1.169191	0

Transamerica Templeton Global VP – Service Class(6)	2009	$0.798339	$1.001623	0
Subaccount Inception Date January 12, 2004	2008	$1.448015	$0.798339	0
	2007	$1.283411	$1.448015	0
	2006	$1.104046	$1.283411	0
	2005	$1.000000	$1.104046	0

Transamerica Third Avenue Value VP – Service Class	2009	$0.770091	$1.016599	0
Subaccount Inception Date January 12, 2004	2008	$1.336609	$0.770091	0
	2007	$1.349412	$1.336609	0
	2006	$1.187529	$1.349412	0
	2005	$1.000000	$1.187529	0

Transamerica Efficient Markets VP – Service Class	2009	$1.036272	$1.198589	0
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036272	0

51

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Balanced VP – Service Class(7)	2009	$0.871000	$1.076474	0
Subaccount Inception Date January 12, 2004	2008	$1.316430	$0.871000	0
	2007	$1.183307	$1.316430	0
	2006	$1.108816	$1.183307	0
	2005	$1.000000	$1.108816	0

Transamerica Convertible Securities VP – Service Class	2009	$0.870049	$1.119931	0
Subaccount Inception Date January 12, 2004	2008	$1.407349	$0.870049	0
	2007	$1.212492	$1.407349	0
	2006	$1.116544	$1.212492	0
	2005	$1.000000	$1.116544	0

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$0.788848	$0.997840	26,601
Subaccount Inception Date January 12, 2004	2008	$1.493567	$0.788848	27,556
	2007	$1.311656	$1.493567	53,893
	2006	$1.233143	$1.311656	56,693
	2005	$1.000000	$1.233143	0

Transamerica Growth Opportunities VP – Service Class	2009	$0.892404	$1.195580	0
Subaccount Inception Date January 12, 2004	2008	$1.543130	$0.892404	0
	2007	$1.281280	$1.543130	0
	2006	$1.244610	$1.281280	0
	2005	$1.000000	$1.244610	0

Transamerica Money Market VP – Service Class	2009	$1.064009	$1.044306	43,690
Subaccount Inception Date January 12, 2004	2008	$1.061314	$1.064009	44,023
	2007	$1.032374	$1.061314	0
	2006	$1.006920	$1.032374	0
	2005	$1.000000	$1.006920	0

Transamerica Science & Technology VP – Service Class(6)	2009	$0.746817	$1.157160	0
Subaccount Inception Date January 12, 2004	2008	$1.488616	$0.746817	0
	2007	$1.144932	$1.488616	0
	2006	$1.157805	$1.144932	0
	2005	$1.000000	$1.157805	0

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.943835	$1.323586	0
Subaccount Inception Date May 1, 2004	2008	$1.631669	$0.943835	0
	2007	$1.336781	$1.631669	0
	2006	$1.156137	$1.336781	0
	2005	$1.000000	$1.156137	0

Transamerica U.S. Government Securities VP – Service Class	2009	$1.106593	$1.131545	2,169
Subaccount Inception Date January 12, 2004	2008	$1.049832	$1.106593	2,173
	2007	$1.011405	$1.049832	2,177
	2006	$0.999983	$1.011405	7,463
	2005	$1.000000	$0.999983	0

Transamerica Value Balanced VP – Service Class(7)	2009	$0.856734	$1.035358	0
Subaccount Inception Date January 12, 2004	2008	$1.259893	$0.856734	0
	2007	$1.206022	$1.259893	0
	2006	$1.068197	$1.206022	0
	2005	$1.000000	$1.068197	0

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999948	$0.997783	0

Transamerica Index 50 VP – Service Class	2009	$0.815656	$0.932770	0
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.815656	0

Transamerica Index 75 VP – Service Class	2009	$0.719866	$0.870203	0
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.719866	0

52

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999948	$1.023730	0

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(9)		$0.767828	$1.206531	0
Subaccount Inception Date January 12, 2004	2008	$1.460928	$0.767828	0
	2007	$1.217975	$1.460928	0
	2006	$1.132437	$1.217975	0
	2005	$1.000000	$1.132437	0

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.106593	$1.131545	71,184
Subaccount Inception Date January 12, 2004	2008	$1.049832	$1.106593	115,345
	2007	$1.011405	$1.049832	0
	2006	$0.999983	$1.011405	0
	2005	$1.000000	$0.999983	0

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012438	$1.234087	0
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012438	0

Fidelity VIP Index 500 Portfolio – Service Class 2	2009	$0.773022	$0.958136	0
Subaccount Inception Date January 12, 2004	2008	$1.253594	$0.773022	0
	2007	$1.214612	$1.253594	0
	2006	$1.072124	$1.214612	0
	2005	$1.000000	$1.072124	0

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989766	$1.261486	0
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989766	0

ProFund VP Asia 30	2009	$0.563190	$0.852252	0
Subaccount Inception Date September 6, 2007	2008	$1.167100	$0.563190	0
	2007	$1.000000	$1.167100	0

ProFund VP Basic Materials	2009	$0.529358	$0.843507	0
Subaccount Inception Date September 6, 2007	2008	$1.110571	$0.529358	0
	2007	$1.000000	$1.110571	0

ProFund VP Bull	2009	$0.584043	$0.712684	0
Subaccount Inception Date June 21, 2007	2008	$0.954883	$0.584043	0
	2007	$1.000000	$0.954883	0

ProFund VP Consumer Services	2009	$0.615403	$0.789969	0
Subaccount Inception Date September 6, 2007	2008	$0.913973	$0.615403	0
	2007	$1.000000	$0.913973	0

ProFund VP Emerging Markets	2009	$0.561019	$0.893887	0
Subaccount Inception Date September 6, 2007	2008	$1.145606	$0.561019	0
	2007	$1.000000	$1.145606	0

ProFund VP Europe 30	2009	$0.564670	$0.733101	0
Subaccount Inception Date September 6, 2007	2008	$1.027680	$0.564670	0
	2007	$1.000000	$1.027680	0

ProFund VP Falling US Dollar	2009	$0.983507	$0.997165	0
Subaccount Inception Date September 6, 2007	2008	$1.056286	$0.983507	0
	2007	$1.000000	$1.056286	0

ProFund VP Financials	2009	$0.418686	$0.472553	0
Subaccount Inception Date September 6, 2007	2008	$0.862748	$0.418686	0
	2007	$1.000000	$0.862748	0

ProFund VP International	2009	$0.550323	$0.673163	0
Subaccount Inception Date September 6, 2007	2008	$1.008716	$0.550323	0
	2007	$1.000000	$1.008716	0

53

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Japan	2009	$0.528921	$0.572666	0
Subaccount Inception Date September 6, 2007	2008	$0.911187	$0.528921	0
	2007	$1.000000	$0.911187	0

ProFund VP Mid-Cap	2009	$0.588998	$0.768041	0
Subaccount Inception Date September 6, 2007	2008	$0.973930	$0.588998	0
	2007	$1.000000	$0.973930	0

ProFund VP Money Market	2009	$0.998149	$0.979862	0
Subaccount Inception Date June 21, 2007	2008	$1.008694	$0.998149	0
	2007	$1.000000	$1.008694	0

ProFund VP Oil & Gas	2009	$0.673985	$0.763933	0
Subaccount Inception Date September 6, 2007	2008	$1.089359	$0.673985	0
	2007	$1.000000	$1.089359	0

ProFund VP NASDAQ-100	2009	$0.598329	$0.892549	0
Subaccount Inception Date June 21, 2007	2008	$1.060124	$0.598329	0
	2007	$1.000000	$1.060124	0

ProFund VP Pharmaceuticals	2009	$0.788284	$0.904299	0
Subaccount Inception Date September 6, 2007	2008	$0.998017	$0.788284	0
	2007	$1.000000	$0.998017	0

ProFund VP Precious Metals	2009	$0.799059	$1.061176	0
Subaccount Inception Date September 6, 2007	2008	$1.176076	$0.799059	0
	2007	$1.000000	$1.176076	0

ProFund VP Short Emerging Markets	2009	$1.067757	$0.537373	0
Subaccount Inception Date September 6, 2007	2008	$0.822895	$1.067757	0
	2007	$1.000000	$0.822895	0

ProFund VP Short International	2009	$1.331457	$0.910944	0
Subaccount Inception Date September 6, 2007	2008	$0.981581	$1.331457	0
	2007	$1.000000	$0.981581	0

ProFund VP Short NASDAQ-100	2009	$1.412709	$0.822646	0
Subaccount Inception Date September 6, 2007	2008	$0.971634	$1.412709	0
	2007	$1.000000	$0.971634	0

ProFund VP Short Small-Cap	2009	$1.315296	$0.872889	0
Subaccount Inception Date June 21, 2007	2008	$1.080207	$1.315296	0
	2007	$1.000000	$1.080207	0

ProFund VP Small-Cap	2009	$0.572929	$0.708827	0
Subaccount Inception Date June 21, 2007	2008	$0.903841	$0.572929	0
	2007	$1.000000	$0.903841	0

ProFund VP Small-Cap Value	2009	$0.622126	$0.735090	0
Subaccount Inception Date September 6, 2007	2008	$0.914657	$0.622126	0
	2007	$1.000000	$0.914657	0

ProFund VP Telecommunications	2009	$0.612972	$0.645581	0
Subaccount Inception Date September 6, 2007	2008	$0.952532	$0.612972	0
	2007	$1.000000	$0.952532	0

ProFund VP UltraSmall-Cap	2009	$0.293692	$0.404016	0
Subaccount Inception Date September 6, 2007	2008	$0.885159	$0.293692	0
	2007	$1.000000	$0.885159	0

ProFund VP U.S. Government Plus	2009	$1.587504	$1.049714	0
Subaccount Inception Date September 6, 2007	2008	$1.080208	$1.587504	0
	2007	$1.000000	$1.080208	0

54

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Utilities	2009	$0.729543	$0.792799	0
Subaccount Inception Date September 6, 2007	2008	$1.072774	$0.729543	0
	2007	$1.000000	$1.072774	0

Access VP High Yield FundSM	2009	$0.962911	$1.104782	0
Subaccount Inception Date September 6, 2007	2008	$1.029059	$0.962911	0
	2007	$1.000000	$1.029059	0

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.935815	$1.148198	294,738
Subaccount Inception Date January 12, 2004	2008	$1.212160	$0.935815	272,303
	2007	$1.162635	$1.212160	446,745
	2006	$1.084366	$1.162635	123,561
	2005	$1.051177	$1.084366	119,614
	2004	$1.000000	$1.051177	117,236

Transamerica Asset Allocation – Growth VP – Service Class	2009	$0.849721	$1.081295	15,351
Subaccount Inception Date January 12, 2004	2008	$1.435962	$0.849721	14,406
	2007	$1.359522	$1.435962	247,303
	2006	$1.200505	$1.359522	203,708
	2005	$1.091862	$1.200505	50,507
	2004	$1.000000	$1.091862	24,604

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.942750	$1.168695	606,169
Subaccount Inception Date January 12, 2004	2008	$1.300433	$0.942750	676,248
	2007	$1.228924	$1.300433	1,090,274
	2006	$1.124851	$1.228924	978,078
	2005	$1.068838	$1.124851	435,484
	2004	$1.000000	$1.068838	407,908

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.909593	$1.142537	275,437
Subaccount Inception Date January 12, 2004	2008	$1.380547	$0.909593	292,486
	2007	$1.306758	$1.380547	827,847
	2006	$1.171596	$1.306758	692,335
	2005	$1.087101	$1.171596	386,343
	2004	$1.000000	$1.087101	153,509

Transamerica International Moderate Growth VP – Service Class	2009	$0.685764	$0.871200	82,585
Subaccount Inception Date May 1, 2006	2008	$1.096293	$0.685764	84,690
	2007	$1.028754	$1.096293	113,428
	2006	$1.000000	$1.028754	0

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$0.988274	$1.103931	28,912
Subaccount Inception Date January 12, 2004	2008	$1.525927	$0.988274	29,494
	2007	$1.488800	$1.525927	218,844
	2006	$1.299548	$1.488800	21,932
	2005	$1.143055	$1.299548	8,491
	2004	$1.000000	$1.143055	61,859

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.050718	$1.372801	15,672
Subaccount Inception Date January 12, 2004	2008	$1.860268	$1.050718	19,165
	2007	$2.034470	$1.860268	58,183
	2006	$1.459318	$2.034470	69,664
	2005	$1.312492	$1.459318	22,497
	2004	$1.000000	$1.312492	22,275

55

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Federated Market Opportunity VP – Service Class	2009	$0.992388	$1.013286	47,724
Subaccount Inception Date January 12, 2004	2008	$1.059562	$0.992388	61,005
	2007	$1.086312	$1.059562	249,035
	2006	$1.079144	$1.086312	632,342
	2005	$1.048963	$1.079144	710,568
	2004	$1.000000	$1.048963	739,063

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990709	$1.008970	0

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995064	$0.983269	0

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988962	$1.006125	0

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986567	$0.985496	0

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998154	$1.020318	0

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996392	$1.020987	0

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997261	$1.022067	0

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999951	$1.003336	0

Transamerica JPMorgan Core Bond VP – Service Class	2009	$1.121904	$1.205469	47,559
Subaccount Inception Date January 12, 2004	2008	$1.085168	$1.121904	46,621
	2007	$1.036256	$1.085168	154,768
	2006	$1.017904	$1.036256	10,106
	2005	$1.015194	$1.017904	25,428
	2004	$1.000000	$1.015194	24,714

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.771789	$0.980382	0
Subaccount Inception Date January 12, 2004	2008	$1.257615	$0.771789	1,596
	2007	$1.227566	$1.257615	2,809
	2006	$1.086946	$1.227566	3,141
	2005	$1.072162	$1.086946	3,373
	2004	$1.000000	$1.072162	0

Transamerica Focus VP – Service Class(3)	2009	$0.751423	$0.941615	0
Subaccount Inception Date January 12, 2004	2008	$1.205501	$0.751423	804
	2007	$1.218021	$1.205501	64,242
	2006	$1.048149	$1.218021	66,788
	2005	$1.027843	$1.048149	60,434
	2004	$1.000000	$1.027843	115,638

Transamerica AEGON High Yield Bond VP – Service Class(4)	2009	$0.839350	$1.210865	0
Subaccount Inception Date January 12, 2004	2008	$1.146436	$0.839350	0
	2007	$1.147357	$1.146436	6,932
	2006	$1.055853	$1.147357	2,343
	2005	$1.058897	$1.055853	0
	2004	$1.000000	$1.058897	0

Transamerica MFS International Equity VP – Service Class	2009	$0.635246	$0.825181	0
Subaccount Inception Date May 1, 2007	2008	$1.003320	$0.635246	0
	2007	$1.000000	$1.003320	0

56

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Service Class(5)	2009	$0.821121	$1.018991	0
Subaccount Inception Date January 12, 2004	2008	$1.420026	$0.821121	4,296
	2007	$1.203428	$1.420026	64,343
	2006	$1.164978	$1.203428	72,313
	2005	$1.095900	$1.164978	71,589
	2004	$1.000000	$1.095900	60,060

Transamerica Munder Net50 VP – Service Class(6)	2009	$0.690990	$1.171063	4
Subaccount Inception Date January 12, 2004	2008	$1.249324	$0.690990	4
	2007	$1.089011	$1.249324	1,041
	2006	$1.111828	$1.089011	0
	2005	$1.050138	$1.111828	0
	2004	$1.000000	$1.050138	0

Transamerica PIMCO Total Return VP – Service Class	2009	$1.055679	$1.200353	15,376
Subaccount Inception Date January 12, 2004	2008	$1.108818	$1.055679	3,172
	2007	$1.037532	$1.108818	4,431
	2006	$1.016537	$1.037532	4,792
	2005	$1.014174	$1.016537	16,807
	2004	$1.000000	$1.014174	17,123

Transamerica T. Rowe Price Equity Income VP – Service Class(2)	2009	$0.838899	$1.031422	30,931
Subaccount Inception Date January 12, 2004	2008	$1.338550	$0.838899	35,490
	2007	$1.322333	$1.338550	370,273
	2006	$1.133949	$1.322333	489,703
	2005	$1.111976	$1.133949	518,691
	2004	$1.000000	$1.111976	503,925

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.769931	$1.046212	0
Subaccount Inception Date January 12, 2004	2008	$1.232545	$0.769931	775
	2007	$1.148359	$1.232545	7,819
	2006	$1.131203	$1.148359	10,307
	2005	$1.043050	$1.131203	9,628
	2004	$1.000000	$1.043050	7,703

Transamerica Templeton Global VP – Service Class(6)	2009	$0.789320	$0.991275	31,682
Subaccount Inception Date January 12, 2004	2008	$1.430240	$0.789320	37,761
	2007	$1.266404	$1.430240	342,450
	2006	$1.088352	$1.266404	2,120
	2005	$1.033186	$1.088352	0
	2004	$1.000000	$1.033186	0

Transamerica Third Avenue Value VP – Service Class	2009	$0.889090	$1.174840	55,733
Subaccount Inception Date January 12, 2004	2008	$1.541622	$0.889090	73,045
	2007	$1.554845	$1.541622	646,656
	2006	$1.366974	$1.554845	509,866
	2005	$1.174568	$1.366974	481,739
	2004	$1.000000	$1.174568	534,566

Transamerica Efficient Markets VP – Service Class	2009	$1.036413	$1.199928	0
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036413	0

Transamerica Balanced VP – Service Class(7)	2009	$0.896650	$1.109256	9,898
Subaccount Inception Date January 12, 2004	2008	$1.353859	$0.896650	13,240
	2007	$1.215742	$1.353859	44,701
	2006	$1.138089	$1.215742	18,208
	2005	$1.074797	$1.138089	13,006
	2004	$1.000000	$1.074797	10,107

57

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Convertible Securities VP – Service Class	2009	$0.851013	$1.096490	4,638
Subaccount Inception Date January 12, 2004	2008	$1.375201	$0.851013	5,059
	2007	$1.183625	$1.375201	17,585
	2006	$1.088898	$1.183625	11,156
	2005	$1.070527	$1.088898	6,244
	2004	$1.000000	$1.070527	4,933

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$0.826397	$1.046376	10,441
Subaccount Inception Date January 12, 2004	2008	$1.563107	$0.826397	10,922
	2007	$1.371371	$1.563107	204,682
	2006	$1.288028	$1.371371	570,704
	2005	$1.127590	$1.288028	472,170
	2004	$1.000000	$1.127590	504,708

Transamerica Growth Opportunities VP – Service Class	2009	$0.926732	$1.242784	0
Subaccount Inception Date January 12, 2004	2008	$1.600917	$0.926732	0
	2007	$1.327949	$1.600917	73,729
	2006	$1.288677	$1.327949	390,305
	2005	$1.131551	$1.288677	400,010
	2004	$1.000000	$1.131551	406,453

Transamerica Money Market VP – Service Class	2009	$1.057911	$1.039331	464,032
Subaccount Inception Date January 12, 2004	2008	$1.054195	$1.057911	540,857
	2007	$1.024443	$1.054195	34,543
	2006	$0.998211	$1.024443	155,495
	2005	$0.990115	$0.998211	69,449
	2004	$1.000000	$0.990115	146,039

Transamerica Science & Technology VP – Service Class(6)	2009	$0.657813	$1.020247	0
Subaccount Inception Date January 12, 2004	2008	$1.309900	$0.657813	2,438
	2007	$1.006486	$1.309900	4,530
	2006	$1.016809	$1.006486	5,322
	2005	$1.016170	$1.016809	5,088
	2004	$1.000000	$1.016170	0

Transamerica Small/Mid Cap Value VP – Service Class	2009	$1.021666	$1.434148	35,333
Subaccount Inception Date May 1, 2004	2008	$1.764466	$1.021666	39,065
	2007	$1.444156	$1.764466	216,278
	2006	$1.247782	$1.444156	9,524
	2005	$1.121464	$1.247782	0
	2004	$1.000000	$1.121464	0

Transamerica U.S. Government Securities VP – Service Class	2009	$1.113971	$1.140205	24,201
Subaccount Inception Date January 12, 2004	2008	$1.055786	$1.113971	24,354
	2007	$1.016141	$1.055786	17,402
	2006	$1.003688	$1.016141	0
	2005	$1.001856	$1.003688	0
	2004	$1.000000	$1.001856	0

Transamerica Value Balanced VP – Service Class(7)	2009	$0.895468	$1.083229	1,717
Subaccount Inception Date January 12, 2004	2008	$1.315558	$0.895468	1,869
	2007	$1.258053	$1.315558	17,824
	2006	$1.113194	$1.258053	12,087
	2005	$1.066920	$1.113194	4,563
	2004	$1.000000	$1.066920	39,018

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999951	$0.997901	0

Transamerica Index 50 VP – Service Class	2009	$0.816191	$0.934286	0
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.816191	0

58

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 75 VP – Service Class	2009	$0.720336	$0.871619	0
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.720336	0

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999951	$1.023848	0

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(9)	2009	$0.732620	$1.152331	0
Subaccount Inception Date January 12, 2004	2008	$1.392557	$0.732620	0
	2007	$1.159827	$1.392557	7,743
	2006	$1.077317	$1.159827	2,612
	2005	$1.021931	$1.077317	311
	2004	$1.000000	$1.021931	316

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.113971	$1.140205	99,024
Subaccount Inception Date January 12, 2004	2008	$1.055786	$1.113971	176,795
	2007	$1.016141	$1.055786	8,022
	2006	$1.003688	$1.016141	0
	2005	$1.001856	$1.003688	0
	2004	$1.000000	$1.001856	0

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012578	$1.235456	680
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012578	0

Fidelity VIP Index 500 Portfolio – Service Class 2	2009	$0.794307	$0.985477	2,458
Subaccount Inception Date January 12, 2004	2008	$1.286851	$0.794307	2,816
	2007	$1.245599	$1.286851	11,135
	2006	$1.098396	$1.245599	8,220
	2005	$1.069396	$1.098396	1,277
	2004	$1.000000	$1.069396	0

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989903	$1.262890	0
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989903	0

ProFund VP Asia 30	2009	$0.563929	$0.854199	0
Subaccount Inception Date September 6, 2007	2008	$1.167472	$0.563929	0
	2007	$1.000000	$1.167472	0

ProFund VP Basic Materials	2009	$0.530060	$0.845461	0
Subaccount Inception Date September 6, 2007	2008	$1.110931	$0.530060	0
	2007	$1.000000	$1.110931	0

ProFund VP Bull	2009	$0.584927	$0.714456	0
Subaccount Inception Date June 21, 2007	2008	$0.955391	$0.584927	0
	2007	$1.000000	$0.955391	0

ProFund VP Consumer Services	2009	$0.616206	$0.791777	0
Subaccount Inception Date September 6, 2007	2008	$0.914264	$0.616206	0
	2007	$1.000000	$0.914264	0

ProFund VP Emerging Markets	2009	$0.561754	$0.895927	0
Subaccount Inception Date September 6, 2007	2008	$1.145969	$0.561754	0
	2007	$1.000000	$1.145969	0

ProFund VP Europe 30	2009	$0.565411	$0.734770	0
Subaccount Inception Date September 6, 2007	2008	$1.028008	$0.565411	0
	2007	$1.000000	$1.028008	0

ProFund VP Falling US Dollar	2009	$0.984789	$0.999448	0
Subaccount Inception Date September 6, 2007	2008	$1.056621	$0.984789	0
	2007	$1.000000	$1.056621	0

ProFund VP Financials	2009	$0.419232	$0.473632	0
Subaccount Inception Date September 6, 2007	2008	$0.863020	$0.419232	0
	2007	$1.000000	$0.863020	0

59

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP International	2009	$0.551042	$0.674702	0
Subaccount Inception Date September 6, 2007	2008	$1.009042	$0.551042	0
	2007	$1.000000	$1.009042	0

ProFund VP Japan	2009	$0.529615	$0.573994	0
Subaccount Inception Date September 6, 2007	2008	$0.911470	$0.529615	0
	2007	$1.000000	$0.911470	0

ProFund VP Mid-Cap	2009	$0.589773	$0.769815	0
Subaccount Inception Date September 6, 2007	2008	$0.974242	$0.589773	0
	2007	$1.000000	$0.974242	0

ProFund VP Money Market	2009	$0.999623	$0.982242	0
Subaccount Inception Date June 21, 2007	2008	$1.009221	$0.999623	0
	2007	$1.000000	$1.009221	0

ProFund VP Oil & Gas	2009	$0.674860	$0.765677	4,359
Subaccount Inception Date September 6, 2007	2008	$1.089701	$0.674860	4,978
	2007	$1.000000	$1.089701	0

ProFund VP NASDAQ-100	2009	$0.599242	$0.894802	0
Subaccount Inception Date June 21, 2007	2008	$1.060682	$0.599242	0
	2007	$1.000000	$1.060682	0

ProFund VP Pharmaceuticals	2009	$0.789324	$0.906375	0
Subaccount Inception Date September 6, 2007	2008	$0.998341	$0.789324	0
	2007	$1.000000	$0.998341	0

ProFund VP Precious Metals	2009	$0.800110	$1.063614	0
Subaccount Inception Date September 6, 2007	2008	$1.176452	$0.800110	0
	2007	$1.000000	$1.176452	0

ProFund VP Short Emerging Markets	2009	$1.069142	$0.538600	0
Subaccount Inception Date September 6, 2007	2008	$0.823154	$1.069142	0
	2007	$1.000000	$0.823154	0

ProFund VP Short International	2009	$1.333202	$0.913034	0
Subaccount Inception Date September 6, 2007	2008	$0.981898	$1.333202	0
	2007	$1.000000	$0.981898	0

ProFund VP Short NASDAQ-100	2009	$1.414547	$0.824525	0
Subaccount Inception Date September 6, 2007	2008	$0.971941	$1.414547	0
	2007	$1.000000	$0.971941	0

ProFund VP Short Small-Cap	2009	$1.317261	$0.875064	0
Subaccount Inception Date June 21, 2007	2008	$1.080762	$1.317261	0
	2007	$1.000000	$1.080762	0

ProFund VP Small-Cap	2009	$0.573789	$0.710581	0
Subaccount Inception Date June 21, 2007	2008	$0.904319	$0.573789	0
	2007	$1.000000	$0.904319	0

ProFund VP Small-Cap Value	2009	$0.622942	$0.736766	0
Subaccount Inception Date September 6, 2007	2008	$0.914950	$0.622942	0
	2007	$1.000000	$0.914950	0

ProFund VP Telecommunications	2009	$0.613770	$0.647053	0
Subaccount Inception Date September 6, 2007	2008	$0.952838	$0.613770	0
	2007	$1.000000	$0.952838	0

ProFund VP UltraSmall-Cap	2009	$0.294072	$0.404920	0
Subaccount Inception Date September 6, 2007	2008	$0.885444	$0.294072	0
	2007	$1.000000	$0.885444	0

60

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP U.S. Government Plus	2009	$1.589561	$1.052113	0
Subaccount Inception Date September 6, 2007	2008	$1.080550	$1.589561	0
	2007	$1.000000	$1.080550	0

ProFund VP Utilities	2009	$0.730488	$0.794599	0
Subaccount Inception Date September 6, 2007	2008	$1.073114	$0.730488	0
	2007	$1.000000	$1.073114	0

Access VP High Yield FundSM	2009	$0.964171	$1.107313	0
Subaccount Inception Date September 6, 2007	2008	$1.029388	$0.964171	0
	2007	$1.000000	$1.029388	0

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.938124	$1.151608	1,861,823
Subaccount Inception Date January 12, 2004	2008	$1.214542	$0.938124	220,025
	2007	$1.164335	$1.214542	354,175
	2006	$1.085416	$1.164335	459,235
	2005	$1.051679	$1.085416	365,544
	2004	$1.000000	$1.051679	153,645

Transamerica Asset Allocation – Growth VP – Service Class	2009	$0.851789	$1.084459	108,380
Subaccount Inception Date January 12, 2004	2008	$1.438753	$0.851789	131,051
	2007	$1.361483	$1.438753	1,705,584
	2006	$1.201655	$1.361483	494,105
	2005	$1.092380	$1.201655	588,842
	2004	$1.000000	$1.092380	273,496

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.945057	$1.172122	3,169,887
Subaccount Inception Date January 12, 2004	2008	$1.302964	$0.945057	3,161,333
	2007	$1.230706	$1.302964	2,051,024
	2006	$1.125930	$1.230706	1,716,597
	2005	$1.069339	$1.125930	1,596,431
	2004	$1.000000	$1.069339	370,007

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.911831	$1.145900	2,897,668
Subaccount Inception Date January 12, 2004	2008	$1.383254	$0.911831	3,177,866
	2007	$1.308673	$1.383254	3,002,959
	2006	$1.172733	$1.308673	2,092,479
	2005	$1.087623	$1.172733	1,083,909
	2004	$1.000000	$1.087623	322,064

Transamerica International Moderate Growth VP – Service Class	2009	$0.686639	$0.872753	276,406
Subaccount Inception Date May 1, 2006	2008	$1.097167	$0.686639	271,996
	2007	$1.029080	$1.097167	352,778
	2006	$1.000000	$1.029080	231,775

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$0.990686	$1.107158	28,558
Subaccount Inception Date January 12, 2004	2008	$1.528900	$0.990686	5,072
	2007	$1.490970	$1.528900	66,578
	2006	$1.300801	$1.490970	70,040
	2005	$1.143595	$1.300801	18,461
	2004	$1.000000	$1.143595	3,633

61

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.053299	$1.376860	35,676
Subaccount Inception Date January 12, 2004	2008	$1.863929	$1.053299	42,691
	2007	$2.037464	$1.863929	65,632
	2006	$1.460741	$2.037464	120,825
	2005	$1.313124	$1.460741	52,013
	2004	$1.000000	$1.313124	4,429

Transamerica Federated Market Opportunity VP – Service Class	2009	$0.994816	$1.016262	75,549
Subaccount Inception Date January 12, 2004	2008	$1.061631	$0.994816	90,636
	2007	$1.087899	$1.061631	160,602
	2006	$1.080182	$1.087899	152,835
	2005	$1.049446	$1.080182	239,449
	2004	$1.000000	$1.049446	47,292

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990710	$1.009028	0

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995065	$0.983325	0

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988963	$1.006186	0

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986568	$0.985557	0

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998156	$1.020377	0

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996394	$1.021045	0

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 9, 2009	2009	$0.997262	$1.022125	0

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 9, 2009	2009	$0.999952	$1.003388	0

Transamerica JPMorgan Core Bond VP – Service Class	2009	$1.124663	$1.209035	44,324
Subaccount Inception Date January 12, 2004	2008	$1.087295	$1.124663	45,841
	2007	$1.037782	$1.087295	13,632
	2006	$1.018906	$1.037782	826
	2005	$1.015688	$1.018906	328
	2004	$1.000000	$1.015688	318

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.773672	$0.983274	0
Subaccount Inception Date January 12, 2004	2008	$1.260060	$0.773672	0
	2007	$1.229336	$1.260060	0
	2006	$1.087983	$1.229336	0
	2005	$1.072669	$1.087983	0
	2004	$1.000000	$1.072669	0

Transamerica Focus VP – Service Class(3)	2009	$0.753269	$0.944393	4,643
Subaccount Inception Date January 12, 2004	2008	$1.207860	$0.753269	4,647
	2007	$1.219792	$1.207860	16,178
	2006	$1.049153	$1.219792	12,703
	2005	$1.028330	$1.049153	9,871
	2004	$1.000000	$1.028330	8,401

62

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica AEGON High Yield Bond VP – Service Class(4)	2009	$0.841391	$1.214406	57,994
Subaccount Inception Date January 12, 2004	2008	$1.148656	$0.841391	2,473
	2007	$1.149023	$1.148656	5,341
	2006	$1.056876	$1.149023	5,024
	2005	$1.059404	$1.056876	0
	2004	$1.000000	$1.059404	0

Transamerica MFS International Equity VP – Service Class	2009	$0.635768	$0.826264	584
Subaccount Inception Date May 1, 2007	2008	$1.003646	$0.635768	3,808
	2007	$1.000000	$1.003646	4,823

Transamerica Marsico Growth VP – Service Class(5)	2009	$0.823134	$1.021992	4,668
Subaccount Inception Date January 12, 2004	2008	$1.422808	$0.823134	6,856
	2007	$1.205198	$1.422808	14,128
	2006	$1.166111	$1.205198	64,229
	2005	$1.096431	$1.166111	3,316
	2004	$1.000000	$1.096431	1,597

Transamerica Munder Net50 VP – Service Class(6)	2009	$0.692681	$1.174495	9,091
Subaccount Inception Date January 12, 2004	2008	$1.251763	$0.692681	6,468
	2007	$1.090592	$1.251763	18,210
	2006	$1.112892	$1.090592	104,885
	2005	$1.050636	$1.112892	3,123
	2004	$1.000000	$1.050636	370

Transamerica PIMCO Total Return VP – Service Class	2009	$1.058247	$1.203867	127,839
Subaccount Inception Date January 12, 2004	2008	$1.110967	$1.058247	80,515
	2007	$1.039039	$1.110967	90,033
	2006	$1.017510	$1.039039	64,825
	2005	$1.014644	$1.017510	22,078
	2004	$1.000000	$1.014644	90

Transamerica T. Rowe Price Equity Income VP – Service Class(2)	2009	$0.840941	$1.034450	35,150
Subaccount Inception Date January 12, 2004	2008	$1.341137	$0.840941	46,387
	2007	$1.324242	$1.341137	105,352
	2006	$1.135040	$1.324242	92,137
	2005	$1.112496	$1.135040	71,312
	2004	$1.000000	$1.112496	37,593

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.771794	$1.049271	7,088
Subaccount Inception Date January 12, 2004	2008	$1.234936	$0.771794	6,680
	2007	$1.150022	$1.234936	14,287
	2006	$1.132292	$1.150022	1,104
	2005	$1.043546	$1.132292	3,291
	2004	$1.000000	$1.043546	548

Transamerica Templeton Global VP – Service Class(6)	2009	$0.791252	$0.994186	58,223
Subaccount Inception Date January 12, 2004	2008	$1.433038	$0.791252	59,793
	2007	$1.268253	$1.433038	86,373
	2006	$1.089405	$1.268253	34,306
	2005	$1.033675	$1.089405	7,939
	2004	$1.000000	$1.033675	4,453

Transamerica Third Avenue Value VP – Service Class	2009	$0.891235	$1.178265	31,777
Subaccount Inception Date January 12, 2004	2008	$1.544593	$0.891235	43,190
	2007	$1.557086	$1.544593	163,978
	2006	$1.368276	$1.557086	203,584
	2005	$1.175119	$1.368276	60,242
	2004	$1.000000	$1.175119	42,094

Transamerica Efficient Markets VP – Service Class	2009	$1.036485	$1.200602	1,546
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036485	0

63

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Balanced VP – Service Class(7)	2009	$0.898840	$1.112525	63,925
Subaccount Inception Date January 12, 2004	2008	$1.356499	$0.898840	70,967
	2007	$1.217511	$1.356499	105,868
	2006	$1.139187	$1.217511	54,912
	2005	$1.075310	$1.139187	7,572

Transamerica Convertible Securities VP – Service Class	2009	$0.853083	$1.099702	48,260
Subaccount Inception Date January 12, 2004	2008	$1.377874	$0.853083	2,256
	2007	$1.185346	$1.377874	3,777
	2006	$1.089950	$1.185346	307
	2005	$1.071037	$1.089950	208
	2004	$1.000000	$1.071037	91

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$0.828434	$1.049462	28,217
Subaccount Inception Date January 12, 2004	2008	$1.566183	$0.828434	32,204
	2007	$1.373381	$1.566183	95,973
	2006	$1.289270	$1.373381	130,422
	2005	$1.128132	$1.289270	60,101
	2004	$1.000000	$1.128132	38,733

Transamerica Growth Opportunities VP – Service Class	2009	$0.929019	$1.246471	20,109
Subaccount Inception Date January 12, 2004	2008	$1.604064	$0.929019	33,938
	2007	$1.329900	$1.604064	64,444
	2006	$1.289942	$1.329900	96,359
	2005	$1.132100	$1.289942	39,665
	2004	$1.000000	$1.132100	35,590

Transamerica Money Market VP – Service Class	2009	$1.060513	$1.042372	1,058,068
Subaccount Inception Date January 12, 2004	2008	$1.056279	$1.060513	3,250,627
	2007	$1.025967	$1.056279	452,032
	2006	$0.999196	$1.025967	552,884
	2005	$0.990590	$0.999196	7,303
	2004	$1.000000	$0.990590	0

Transamerica Science & Technology VP – Service Class(6)	2009	$0.659407	$1.023233	12,795
Subaccount Inception Date January 12, 2004	2008	$1.312427	$0.659407	25,948
	2007	$1.007930	$1.312427	16,074
	2006	$1.017769	$1.007930	2,919
	2005	$1.016647	$1.017769	0
	2004	$1.000000	$1.016647	0

Transamerica Small/Mid Cap Value VP – Service Class	2009	$1.023994	$1.438119	14,765
Subaccount Inception Date May 1, 2004	2008	$1.767617	$1.023994	101,918
	2007	$1.446022	$1.767617	133,360
	2006	$1.248786	$1.446022	127,006
	2005	$1.121826	$1.248786	23,081
	2004	$1.000000	$1.121826	6,613

Transamerica U.S. Government Securities VP – Service Class	2009	$1.116690	$1.143552	176,455
Subaccount Inception Date January 12, 2004	2008	$1.057846	$1.116690	102,273
	2007	$1.017623	$1.057846	105,776
	2006	$1.004661	$1.017623	76,812
	2005	$1.002340	$1.004661	11,246
	2004	$1.000000	$1.002340	0

Transamerica Value Balanced VP – Service Class(7)	2009	$0.897650	$1.086408	28,816
Subaccount Inception Date January 12, 2004	2008	$1.318110	$0.897650	34,479
	2007	$1.259883	$1.318110	76,950
	2006	$1.114269	$1.259883	35,674
	2005	$1.067427	$1.114269	8,513
	2004	$1.000000	$1.067427	1,326

64

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999952	$0.997954	0

Transamerica Index 50 VP – Service Class	2009	$0.816459	$0.935049	3,783
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.816459	0

Transamerica Index 75 VP – Service Class	2009	$0.720567	$0.872328	2,663
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.720567	0

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999952	$1.023908	0

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(9)	2009	$0.734404	$1.155700	10,082
Subaccount Inception Date January 12, 2004	2008	$1.395276	$0.734404	1,300
	2007	$1.161519	$1.395276	67,105
	2006	$1.078365	$1.161519	1,968
	2005	$1.022418	$1.078365	2,010
	2004	$1.000000	$1.022418	364

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.116690	$1.143552	531,815
Subaccount Inception Date January 12, 2004	2008	$1.057846	$1.116690	914,588
	2007	$1.017623	$1.057846	11,085
	2006	$1.004661	$1.017623	0
	2005	$1.002340	$1.004661	0
	2004	$1.000000	$1.002340	0

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012647	$1.236150	5,765
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012647	0

Fidelity VIP Index 500 Portfolio – Service Class 2	2009	$0.796258	$0.988381	16,209
Subaccount Inception Date January 12, 2004	2008	$1.289361	$0.796258	16,495
	2007	$1.247419	$1.289361	40,406
	2006	$1.099454	$1.247419	25,717
	2005	$1.069906	$1.099454	0
	2004	$1.000000	$1.069906	0

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989970	$1.263591	24,278
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989970	0

ProFund VP Asia 30	2009	$0.564296	$0.855179	7,180
Subaccount Inception Date September 6, 2007	2008	$1.167661	$0.564296	24,652
	2007	$1.000000	$1.167661	0

ProFund VP Basic Materials	2009	$0.530406	$0.846425	0
Subaccount Inception Date September 6, 2007	2008	$1.111106	$0.530406	17,989
	2007	$1.000000	$1.111106	0

ProFund VP Bull	2009	$0.585372	$0.715356	3,497
Subaccount Inception Date June 21, 2007	2008	$0.955630	$0.585372	0
	2007	$1.000000	$0.955630	0

ProFund VP Consumer Services	2009	$0.616599	$0.792660	0
Subaccount Inception Date September 6, 2007	2008	$0.914407	$0.616599	0
	2007	$1.000000	$0.914407	0

ProFund VP Emerging Markets	2009	$0.562123	$0.896966	15,806
Subaccount Inception Date September 6, 2007	2008	$1.146154	$0.562123	645
	2007	$1.000000	$1.146154	0

ProFund VP Europe 30	2009	$0.565783	$0.735625	0
Subaccount Inception Date September 6, 2007	2008	$1.028172	$0.565783	0
	2007	$1.000000	$1.028172	0

65

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.75%
		Beginning AUV	Ending AUV	# Units
ProFund VP Falling US Dollar	2009	$0.985437	$1.000602	0
Subaccount Inception Date September 6, 2007	2008	$1.056785	$0.985437	11,724
	2007	$1.000000	$1.056785	0

ProFund VP Financials	2009	$0.419508	$0.474170	0
Subaccount Inception Date September 6, 2007	2008	$0.863162	$0.419508	65,758
	2007	$1.000000	$0.863162	0

ProFund VP International	2009	$0.551396	$0.675475	0
Subaccount Inception Date September 6, 2007	2008	$1.009197	$0.551396	0
	2007	$1.000000	$1.009197	4,690

ProFund VP Japan	2009	$0.529962	$0.574643	0
Subaccount Inception Date September 6, 2007	2008	$0.911622	$0.529962	0
	2007	$1.000000	$0.911622	0

ProFund VP Mid-Cap	2009	$0.590154	$0.770689	5,634
Subaccount Inception Date September 6, 2007	2008	$0.974391	$0.590154	0
	2007	$1.000000	$0.974391	0

ProFund VP Money Market	2009	$1.000410	$0.983504	61,663
Subaccount Inception Date June 21, 2007	2008	$1.009479	$1.000410	20,220
	2007	$1.000000	$1.009479	20,909

ProFund VP Oil & Gas	2009	$0.675308	$0.766555	42,391
Subaccount Inception Date September 6, 2007	2008	$1.089878	$0.675308	23,257
	2007	$1.000000	$1.089878	1,292

ProFund VP NASDAQ-100	2009	$0.599690	$0.895902	14,579
Subaccount Inception Date June 21, 2007	2008	$1.060951	$0.599690	0
	2007	$1.000000	$1.060951	0

ProFund VP Pharmaceuticals	2009	$0.789835	$0.907404	0
Subaccount Inception Date September 6, 2007	2008	$0.998501	$0.789835	0
	2007	$1.000000	$0.998501	0

ProFund VP Precious Metals	2009	$0.800633	$1.064828	28,210
Subaccount Inception Date September 6, 2007	2008	$1.176643	$0.800633	36,320
	2007	$1.000000	$1.176643	7,106

ProFund VP Short Emerging Markets	2009	$1.069837	$0.539218	1,578
Subaccount Inception Date September 6, 2007	2008	$0.823283	$1.069837	1,754
	2007	$1.000000	$0.823283	0

ProFund VP Short International	2009	$1.334074	$0.914083	17,978
Subaccount Inception Date September 6, 2007	2008	$0.982053	$1.334074	3,372
	2007	$1.000000	$0.982053	0

ProFund VP Short NASDAQ-100	2009	$1.415466	$0.825467	18,101
Subaccount Inception Date September 6, 2007	2008	$0.972093	$1.415466	3,115
	2007	$1.000000	$0.972093	0

ProFund VP Short Small-Cap	2009	$1.318255	$0.876154	4,540
Subaccount Inception Date June 21, 2007	2008	$1.081043	$1.318255	5,066
	2007	$1.000000	$1.081043	9,789

ProFund VP Small-Cap	2009	$0.574224	$0.711469	0
Subaccount Inception Date June 21, 2007	2008	$0.904546	$0.574224	0
	2007	$1.000000	$0.904546	0

ProFund VP Small-Cap Value	2009	$0.623348	$0.737611	600
Subaccount Inception Date September 6, 2007	2008	$0.915094	$0.623348	0
	2007	$1.000000	$0.915094	0

66

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.75%
		Beginning AUV	Ending AUV	# Units
ProFund VP Telecommunications	2009	$0.614172	$0.647800	0
Subaccount Inception Date September 6, 2007	2008	$0.952985	$0.614172	0
	2007	$1.000000	$0.952985	0

ProFund VP UltraSmall-Cap	2009	$0.294265	$0.405393	7,536
Subaccount Inception Date September 6, 2007	2008	$0.885583	$0.294265	0
	2007	$1.000000	$0.885583	0

ProFund VP U.S. Government Plus	2009	$1.590613	$1.053329	4,718
Subaccount Inception Date September 6, 2007	2008	$1.080729	$1.590613	33,760
	2007	$1.000000	$1.080729	0

ProFund VP Utilities	2009	$0.730981	$0.795530	7,072
Subaccount Inception Date September 6, 2007	2008	$1.073289	$0.730981	4,891
	2007	$1.000000	$1.073289	1,300

Access VP High Yield FundSM	2009	$0.964793	$1.108567	0
Subaccount Inception Date September 6, 2007	2008	$1.029549	$0.964793	0
	2007	$1.000000	$1.029549	0

Subaccount	Year	1.65%
		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.942721	$1.158375	674,313
Subaccount Inception Date January 12, 2004	2008	$1.219295	$0.942721	474,967
	2007	$1.167736	$1.219295	260,393
	2006	$1.087515	$1.167736	249,637
	2005	$1.052679	$1.087515	166,241
	2004	$1.000000	$1.052679	145,797

Transamerica Asset Allocation – Growth VP – Service Class	2009	$0.855980	$1.090865	2,597,970
Subaccount Inception Date January 12, 2004	2008	$1.444407	$0.855980	3,420,417
	2007	$1.365480	$1.444407	2,931,553
	2006	$1.203998	$1.365480	2,678,875
	2005	$1.093433	$1.203998	2,292,259
	2004	$1.000000	$1.093433	338,120

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.949685	$1.179021	2,440,262
Subaccount Inception Date January 12, 2004	2008	$1.308055	$0.949685	2,336,942
	2007	$1.234294	$1.308055	2,592,746
	2006	$1.128104	$1.234294	2,197,667
	2005	$1.070364	$1.128104	2,052,670
	2004	$1.000000	$1.070364	1,190,495

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.916294	$1.152650	3,218,961
Subaccount Inception Date January 12, 2004	2008	$1.388662	$0.916294	3,333,776
	2007	$1.312495	$1.388662	2,971,983
	2006	$1.175014	$1.312495	3,638,181
	2005	$1.088663	$1.175014	2,398,250
	2004	$1.000000	$1.088663	1,592,183

Transamerica International Moderate Growth VP – Service Class	2009	$0.688460	$0.875915	117,791
Subaccount Inception Date May 1, 2006	2008	$1.098976	$0.688460	94,156
	2007	$1.029756	$1.098976	89,215
	2006	$1.000000	$1.029756	11,066

67

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.65%
		Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$0.995557	$1.113720	284,122
Subaccount Inception Date January 12, 2004	2008	$1.534909	$0.995557	252,592
	2007	$1.495343	$1.534909	683,103
	2006	$1.303330	$1.495343	734,506
	2005	$1.144691	$1.303330	448,675
	2004	$1.000000	$1.144691	46,783

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.058450	$1.384944	227,309
Subaccount Inception Date January 12, 2004	2008	$1.871190	$1.058450	234,203
	2007	$2.043388	$1.871190	225,319
	2006	$1.463553	$2.043388	565,358
	2005	$1.314375	$1.463553	400,292
	2004	$1.000000	$1.314375	147,785

Transamerica Federated Market Opportunity VP – Service Class	2009	$0.999689	$1.022246	287,447
Subaccount Inception Date January 12, 2004	2008	$1.065780	$0.999689	287,659
	2007	$1.091063	$1.065780	268,279
	2006	$1.082266	$1.091063	406,053
	2005	$1.050447	$1.082266	521,970
	2004	$1.000000	$1.050447	160,487

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990713	$1.009144	0

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995068	$0.983439	0

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988966	$1.006302	0

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986571	$0.985671	0

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998158	$1.020496	0

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996396	$1.021163	0

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997265	$1.022242	0

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999955	$1.003508	0

Transamerica JPMorgan Core Bond VP – Service Class	2009	$1.130162	$1.216130	188,666
Subaccount Inception Date January 12, 2004	2008	$1.091531	$1.130162	188,389
	2007	$1.040794	$1.091531	200,716
	2006	$1.020867	$1.040794	176,820
	2005	$1.016655	$1.020867	152,196
	2004	$1.000000	$1.016655	118,294

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.777458	$0.989043	23,824
Subaccount Inception Date January 12, 2004	2008	$1.264980	$0.777458	25,244
	2007	$1.232919	$1.264980	25,140
	2006	$1.090085	$1.232919	31,793
	2005	$1.073690	$1.090085	41,229
	2004	$1.000000	$1.073690	7,399

68

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.65%
		Beginning AUV	Ending AUV	# Units
Transamerica Focus VP – Service Class(3)	2009	$0.756949	$0.949933	55,725
Subaccount Inception Date January 12, 2004	2008	$1.212563	$0.756949	59,101
	2007	$1.223338	$1.212563	88,678
	2006	$1.051176	$1.223338	89,577
	2005	$1.029303	$1.051176	105,302
	2004	$1.000000	$1.029303	67,028

Transamerica AEGON High Yield Bond VP – Service Class(4)	2009	$0.845516	$1.221570	55,243
Subaccount Inception Date January 12, 2004	2008	$1.153155	$0.845516	48,656
	2007	$1.152380	$1.153155	49,806
	2006	$1.058924	$1.152380	51,500
	2005	$1.060419	$1.058924	90,978
	2004	$1.000000	$1.060419	73,006

Transamerica MFS International Equity VP – Service Class	2009	$0.636818	$0.828435	372,450
Subaccount Inception Date May 1, 2007	2008	$1.004311	$0.636818	332,464
	2007	$1.000000	$1.004311	90,111

Transamerica Marsico Growth VP – Service Class(5)	2009	$0.827159	$1.028003	114,374
Subaccount Inception Date January 12, 2004	2008	$1.428362	$0.827159	137,975
	2007	$1.208699	$1.428362	130,983
	2006	$1.168365	$1.208699	107,515
	2005	$1.097477	$1.168365	57,710
	2004	$1.000000	$1.097477	52,674

Transamerica Munder Net50 VP – Service Class(6)	2009	$0.696082	$1.181442	6,879
Subaccount Inception Date January 12, 2004	2008	$1.256666	$0.696082	0
	2007	$1.093788	$1.256666	1,393
	2006	$1.115060	$1.093788	0
	2005	$1.051646	$1.115060	0
	2004	$1.000000	$1.051646	35,518

Transamerica PIMCO Total Return VP – Service Class	2009	$1.063433	$1.210959	243,123
Subaccount Inception Date January 12, 2004	2008	$1.115323	$1.063433	342,433
	2007	$1.042077	$1.115323	233,007
	2006	$1.019488	$1.042077	227,392
	2005	$1.015619	$1.019488	267,013
	2004	$1.000000	$1.015619	106,402

Transamerica T. Rowe Price Equity Income VP – Service Class(2)	2009	$0.845058	$1.040525	126,397
Subaccount Inception Date January 12, 2004	2008	$1.346367	$0.845058	120,788
	2007	$1.328095	$1.346367	264,868
	2006	$1.137217	$1.328095	109,656
	2005	$1.113539	$1.137217	450,832
	2004	$1.000000	$1.113539	227,837

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.775614	$1.055501	27,943
Subaccount Inception Date January 12, 2004	2008	$1.239803	$0.775614	26,935
	2007	$1.153402	$1.239803	19,134
	2006	$1.134494	$1.153402	18,538
	2005	$1.044549	$1.134494	36,070
	2004	$1.000000	$1.044549	41,623

Transamerica Templeton Global VP – Service Class(6)	2009	$0.795142	$1.000061	109,035
Subaccount Inception Date January 12, 2004	2008	$1.438650	$0.795142	129,256
	2007	$1.271960	$1.438650	416,276
	2006	$1.091524	$1.271960	61,745
	2005	$1.034671	$1.091524	46,056
	2004	$1.000000	$1.034671	19,971

69

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.65%
		Beginning AUV	Ending AUV	# Units
Transamerica Third Avenue Value VP – Service Class	2009	$0.895615	$1.185211	489,844
Subaccount Inception Date January 12, 2004	2008	$1.550647	$0.895615	445,403
	2007	$1.561642	$1.550647	833,556
	2006	$1.370929	$1.561642	903,626
	2005	$1.176238	$1.370929	682,246
	2004	$1.000000	$1.176238	346,955

Transamerica Efficient Markets VP – Service Class	2009	$1.036627	$1.201944	0
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036627	0

Transamerica Balanced VP – Service Class(7)	2009	$0.903249	$1.119086	88,870
Subaccount Inception Date January 12, 2004	2008	$1.361803	$0.903249	64,934
	2007	$1.221059	$1.361803	99,287
	2006	$1.141400	$1.221059	78,657
	2005	$1.076344	$1.141400	60,099
	2004	$1.000000	$1.076344	42,751

Transamerica Convertible Securities VP – Service Class	2009	$0.857264	$1.106183	4,269
Subaccount Inception Date January 12, 2004	2008	$1.383254	$0.857264	13,482
	2007	$1.188796	$1.383254	11,380
	2006	$1.092051	$1.188796	11,422
	2005	$1.072053	$1.092051	11,464
	2004	$1.000000	$1.072053	17,945

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$0.832494	$1.055641	327,668
Subaccount Inception Date January 12, 2004	2008	$1.572303	$0.832494	340,336
	2007	$1.377399	$1.572303	408,913
	2006	$1.291779	$1.377399	550,643
	2005	$1.129217	$1.291779	359,800
	2004	$1.000000	$1.129217	292,768

Transamerica Growth Opportunities VP – Service Class	2009	$0.933581	$1.253825	411,879
Subaccount Inception Date January 12, 2004	2008	$1.610347	$0.933581	279,339
	2007	$1.333789	$1.610347	143,915
	2006	$1.292441	$1.333789	32,639
	2005	$1.133182	$1.292441	27,450
	2004	$1.000000	$1.133182	60,957

Transamerica Money Market VP – Service Class	2009	$1.065711	$1.048565	278,530
Subaccount Inception Date January 12, 2004	2008	$1.060397	$1.065711	1,342,082
	2007	$1.028948	$1.060397	119,128
	2006	$1.001116	$1.028948	24,963
	2005	$0.991537	$1.001116	91,129
	2004	$1.000000	$0.991537	251,348

Transamerica Science & Technology VP – Service Class(6)	2009	$0.662651	$1.029275	177,936
Subaccount Inception Date January 12, 2004	2008	$1.317574	$0.662651	177,443
	2007	$1.010890	$1.317574	190,682
	2006	$1.019751	$1.010890	6,293
	2005	$1.017613	$1.019751	19,102
	2004	$1.000000	$1.017613	35,850

Transamerica Small/Mid Cap Value VP – Service Class	2009	$1.028719	$1.446179	614,291
Subaccount Inception Date May 1, 2004	2008	$1.774018	$1.028719	551,103
	2007	$1.449818	$1.774018	630,390
	2006	$1.250833	$1.449818	172,179
	2005	$1.122560	$1.250833	433,295
	2004	$1.000000	$1.122560	158,144

70

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.65%
		Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities VP – Service Class	2009	$1.122189	$1.150314	184,333
Subaccount Inception Date January 12, 2004	2008	$1.062017	$1.122189	197,266
	2007	$1.020615	$1.062017	48,017
	2006	$1.006608	$1.020615	201,254
	2005	$1.003297	$1.006608	61,911
	2004	$1.000000	$1.003297	23,751

Transamerica Value Balanced VP – Service Class(7)	2009	$0.902043	$1.092786	121,954
Subaccount Inception Date January 12, 2004	2008	$1.323253	$0.902043	587,207
	2007	$1.263550	$1.323253	58,704
	2006	$1.116417	$1.263550	55,479
	2005	$1.068440	$1.116417	53,221
	2004	$1.000000	$1.068440	49,872

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999955	$0.998075	0

Transamerica Index 50 VP – Service Class	2009	$0.817007	$0.936613	0
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.817007	0

Transamerica Index 75 VP – Service Class	2009	$0.721052	$0.873783	0
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.721052	0

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999955	$1.024027	0

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(9)	2009	$0.738011	$1.162523	28,492
Subaccount Inception Date January 12, 2004	2008	$1.400726	$0.738011	25,498
	2007	$1.164906	$1.400726	18,166
	2006	$1.080451	$1.164906	19,714
	2005	$1.023390	$1.080451	18,428
	2004	$1.000000	$1.023390	0

PAM Transamerica U.S. Government Securities VP – Service Class
Subaccount Inception Date September 4, 2007	2009	$1.000000	$1.032383	0

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012783	$1.237531	0
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012783	0

Fidelity VIP Index 500 Portfolio – Service Class 2	2009	$0.800164	$0.994212	63,154
Subaccount Inception Date January 12, 2004	2008	$1.294420	$0.800164	55,104
	2007	$1.251066	$1.294420	125,791
	2006	$1.101590	$1.251066	107,807
	2005	$1.070934	$1.101590	59,645
	2004	$1.000000	$1.070934	58,557

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.990107	$1.265010	0
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.990107	0

ProFund VP Asia 30	2009	$0.565035	$0.857150	57,758
Subaccount Inception Date September 6, 2007	2008	$1.168030	$0.565035	9,297
	2007	$1.000000	$1.168030	16,270

ProFund VP Basic Materials	2009	$0.531097	$0.848357	2,649
Subaccount Inception Date September 6, 2007	2008	$1.111461	$0.531097	20,991
	2007	$1.000000	$1.111461	1,164

ProFund VP Bull	2009	$0.586250	$0.717132	0
Subaccount Inception Date June 21, 2007	2008	$0.956134	$0.586250	0
	2007	$1.000000	$0.956134	0

ProFund VP Consumer Services	2009	$0.617409	$0.794499	0
Subaccount Inception Date September 6, 2007	2008	$0.914699	$0.617409	4,984
	2007	$1.000000	$0.914699	0

71

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.65%
		Beginning AUV	Ending AUV	# Units
ProFund VP Emerging Markets	2009	$0.562852	$0.899005	249,508
Subaccount Inception Date September 6, 2007	2008	$1.146516	$0.562852	3,285
	2007	$1.000000	$1.146516	6,646

ProFund VP Europe 30	2009	$0.566515	$0.737286	411
Subaccount Inception Date September 6, 2007	2008	$1.028497	$0.566515	412
	2007	$1.000000	$1.028497	0

ProFund VP Falling US Dollar	2009	$0.986726	$1.002890	0
Subaccount Inception Date September 6, 2007	2008	$1.057126	$0.986726	0
	2007	$1.000000	$1.057126	0

ProFund VP Financials	2009	$0.420060	$0.475263	30,812
Subaccount Inception Date September 6, 2007	2008	$0.863440	$0.420060	479,497
	2007	$1.000000	$0.863440	0

ProFund VP International	2009	$0.552119	$0.677025	0
Subaccount Inception Date September 6, 2007	2008	$1.009518	$0.552119	0
	2007	$1.000000	$1.009518	0

ProFund VP Japan	2009	$0.530659	$0.575966	0
Subaccount Inception Date September 6, 2007	2008	$0.911913	$0.530659	0
	2007	$1.000000	$0.911913	0

ProFund VP Mid-Cap	2009	$0.590934	$0.772462	0
Subaccount Inception Date September 6, 2007	2008	$0.974703	$0.590934	0
	2007	$1.000000	$0.974703	0

ProFund VP Money Market	2009	$1.001886	$0.985935	24,623
Subaccount Inception Date June 21, 2007	2008	$1.010007	$1.001886	14,801
	2007	$1.000000	$1.010007	0

ProFund VP Oil & Gas	2009	$0.676189	$0.768320	22,377
Subaccount Inception Date September 6, 2007	2008	$1.090225	$0.676189	14,054
	2007	$1.000000	$1.090225	0

ProFund VP NASDAQ-100	2009	$0.600587	$0.898128	253,723
Subaccount Inception Date June 21, 2007	2008	$1.061502	$0.600587	0
	2007	$1.000000	$1.061502	0

ProFund VP Pharmaceuticals	2009	$0.790869	$0.909499	22,754
Subaccount Inception Date September 6, 2007	2008	$0.998815	$0.790869	40,309
	2007	$1.000000	$0.998815	0

ProFund VP Precious Metals	2009	$0.801679	$1.067271	37,113
Subaccount Inception Date September 6, 2007	2008	$1.177007	$0.801679	27,513
	2007	$1.000000	$1.177007	0

ProFund VP Short Emerging Markets	2009	$1.071229	$0.540451	0
Subaccount Inception Date September 6, 2007	2008	$0.823540	$1.071229	0
	2007	$1.000000	$0.823540	0

ProFund VP Short International	2009	$1.335806	$0.916175	1,591
Subaccount Inception Date September 6, 2007	2008	$0.982361	$1.335806	1,597
	2007	$1.000000	$0.982361	0

ProFund VP Short NASDAQ-100	2009	$1.417314	$0.827360	1,511
Subaccount Inception Date September 6, 2007	2008	$0.972408	$1.417314	1,517
	2007	$1.000000	$0.972408	0

ProFund VP Short Small-Cap	2009	$1.320233	$0.878329	1,444
Subaccount Inception Date June 21, 2007	2008	$1.081603	$1.320233	1,450
	2007	$1.000000	$1.081603	0

72

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.65%
		Beginning AUV	Ending AUV	# Units
ProFund VP Small-Cap	2009	$0.575092	$0.713250	0
Subaccount Inception Date June 21, 2007	2008	$0.905020	$0.575092	0
	2007	$1.000000	$0.905020	0

ProFund VP Small-Cap Value	2009	$0.624168	$0.739310	555
Subaccount Inception Date September 6, 2007	2008	$0.915383	$0.624168	385
	2007	$1.000000	$0.915383	0

ProFund VP Telecommunications	2009	$0.614978	$0.649280	0
Subaccount Inception Date September 6, 2007	2008	$0.953293	$0.614978	0
	2007	$1.000000	$0.953293	0

ProFund VP UltraSmall-Cap	2009	$0.294656	$0.406335	973
Subaccount Inception Date September 6, 2007	2008	$0.885867	$0.294656	5,045,782
	2007	$1.000000	$0.885867	0

ProFund VP U.S. Government Plus	2009	$1.592688	$1.055739	2,625
Subaccount Inception Date September 6, 2007	2008	$1.081070	$1.592688	0
	2007	$1.000000	$1.081070	0

ProFund VP Utilities	2009	$0.731932	$0.797350	795
Subaccount Inception Date September 6, 2007	2008	$1.073629	$0.731932	10,776
	2007	$1.000000	$1.073629	0

Access VP High Yield FundSM	2009	$0.966052	$1.111100	6,003
Subaccount Inception Date September 6, 2007	2008	$1.029880	$0.966052	15,513
	2007	$1.000000	$1.029880	0

Subaccount	Year	1.55%
		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.947349	$1.165217	1,366,667
Subaccount Inception Date January 12, 2004	2008	$1.224074	$0.947349	1,401,661
	2007	$1.171155	$1.224074	1,358,499
	2006	$1.089628	$1.171155	1,561,960
	2005	$1.053690	$1.089628	1,141,667
	2004	$1.000000	$1.053690	483,632

Transamerica Asset Allocation – Growth VP – Service Class	2009	$0.860182	$1.097291	1,110,790
Subaccount Inception Date January 12, 2004	2008	$1.450055	$0.860182	1,127,698
	2007	$1.369464	$1.450055	1,506,693
	2006	$1.206326	$1.369464	1,509,452
	2005	$1.094471	$1.206326	795,368
	2004	$1.000000	$1.094471	499,542

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.954355	$1.185993	3,259,062
Subaccount Inception Date January 12, 2004	2008	$1.313195	$0.954355	3,849,537
	2007	$1.237911	$1.313195	3,892,195
	2006	$1.130300	$1.237911	3,810,766
	2005	$1.071383	$1.130300	2,257,771
	2004	$1.000000	$1.071383	800,045

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.920794	$1.159440	3,691,162
Subaccount Inception Date January 12, 2004	2008	$1.394096	$0.920794	4,043,657
	2007	$1.316326	$1.394096	4,807,893
	2006	$1.177278	$1.316326	3,739,333
	2005	$1.089702	$1.177278	2,093,194
	2004	$1.000000	$1.089702	1,065,423

73

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.55%
		Beginning AUV	Ending AUV	# Units
Transamerica International Moderate Growth VP – Service Class	2009	$0.690284	$0.879106	323,507
Subaccount Inception Date May 1, 2006	2008	$1.100802	$0.690284	341,246
	2007	$1.030435	$1.100802	319,197
	2006	$1.000000	$1.030435	145,864

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$1.000441	$1.120274	122,595
Subaccount Inception Date January 12, 2004	2008	$1.540905	$1.000441	100,167
	2007	$1.499701	$1.540905	137,000
	2006	$1.305855	$1.499701	131,211
	2005	$1.145782	$1.305855	111,554
	2004	$1.000000	$1.145782	6,683

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.063653	$1.393108	88,880
Subaccount Inception Date January 12, 2004	2008	$1.878523	$1.063653	79,162
	2007	$2.049361	$1.878523	145,028
	2006	$1.466397	$2.049361	203,011
	2005	$1.315630	$1.466397	74,599
	2004	$1.000000	$1.315630	14,371

Transamerica Federated Market Opportunity VP – Service Class	2009	$1.004587	$1.028279	350,519
Subaccount Inception Date January 12, 2004	2008	$1.069948	$1.004587	364,803
	2007	$1.094260	$1.069948	145,504
	2006	$1.084373	$1.094260	174,053
	2005	$1.051461	$1.084373	152,514
	2004	$1.000000	$1.051461	84,908

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990716	$1.009261	0

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995070	$0.983555	0

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988969	$1.006419	4,785

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986574	$0.985787	0

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998161	$1.020612	0

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996399	$1.021282	4,727

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997267	$1.022364	0

Transamerica Hanlon Managed Income VP – Service ClassSubaccount
Inception Date November 19, 2009	2009	$0.999958	$1.003628	0

Transamerica JPMorgan Core Bond VP – Service Class	2009	$1.135722	$1.223316	90,338
Subaccount Inception Date January 12, 2004	2008	$1.095824	$1.135722	178,293
	2007	$1.043861	$1.095824	73,752
	2006	$1.022863	$1.043861	71,778
	2005	$1.017634	$1.022863	120,799
	2004	$1.000000	$1.017634	13,953

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.781287	$0.994909	89,902
Subaccount Inception Date January 12, 2004	2008	$1.269939	$0.781287	90,636
	2007	$1.236528	$1.269939	78,167
	2006	$1.092210	$1.236528	64,218
	2005	$1.074724	$1.092210	67,929
	2004	$1.000000	$1.074724	47,047

74

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.55%
		Beginning AUV	Ending AUV	# Units
Transamerica Focus VP – Service Class(3)	2009	$0.760670	$0.955548	52,374
Subaccount Inception Date January 12, 2004	2008	$1.217324	$0.760670	73,208
	2007	$1.226920	$1.217324	114,108
	2006	$1.053227	$1.226920	118,439
	2005	$1.030303	$1.053227	91,993
	2004	$1.000000	$1.030303	85,270

Transamerica AEGON High Yield Bond VP – Service Class(4)	2009	$0.849664	$1.228759	114,968
Subaccount Inception Date January 12, 2004	2008	$1.157671	$0.849664	67,384
	2007	$1.155746	$1.157671	89,456
	2006	$1.060972	$1.155746	47,757
	2005	$1.061423	$1.060972	32,826
	2004	$1.000000	$1.061423	18,845

Transamerica MFS International Equity VP – Service Class	2009	$0.637876	$0.830636	36,372
Subaccount Inception Date May 1, 2007	2008	$1.004971	$0.637876	40,334
	2007	$1.000000	$1.004971	45,796

Transamerica Marsico Growth VP – Service Class(5)	2009	$0.831228	$1.034074	19,362
Subaccount Inception Date January 12, 2004	2008	$1.433951	$0.831228	26,065
	2007	$1.212231	$1.433951	18,954
	2006	$1.170619	$1.212231	15,183
	2005	$1.098514	$1.170619	1,834
	2004	$1.000000	$1.098514	106

Transamerica Munder Net50 VP – Service Class(6)	2009	$0.699484	$1.188383	82,500
Subaccount Inception Date January 12, 2004	2008	$1.261566	$0.699484	54,824
	2007	$1.096969	$1.261566	60,636
	2006	$1.117205	$1.096969	15,906
	2005	$1.052640	$1.117205	991
	2004	$1.000000	$1.052640	3,871

Transamerica PIMCO Total Return VP – Service Class	2009	$1.068650	$1.218101	520,462
Subaccount Inception Date January 12, 2004	2008	$1.119678	$1.068650	271,801
	2007	$1.045123	$1.119678	53,241
	2006	$1.021468	$1.045123	30,355
	2005	$1.016595	$1.021468	25,111
	2004	$1.000000	$1.016595	6,260

Transamerica T. Rowe Price Equity Income VP – Service Class(2)	2009	$0.849218	$1.046685	59,600
Subaccount Inception Date January 12, 2004	2008	$1.351666	$0.849218	44,893
	2007	$1.332004	$1.351666	116,863
	2006	$1.139449	$1.332004	100,070
	2005	$1.114629	$1.139449	30,700
	2004	$1.000000	$1.114629	43,560

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.779402	$1.061704	37,128
Subaccount Inception Date January 12, 2004	2008	$1.244635	$0.779402	53,044
	2007	$1.156758	$1.244635	42,633
	2006	$1.136685	$1.156758	44,325
	2005	$1.045545	$1.136685	29,466
	2004	$1.000000	$1.045545	7,469

Transamerica Templeton Global VP – Service Class(6)	2009	$0.799035	$1.005950	128,182
Subaccount Inception Date January 12, 2004	2008	$1.444268	$0.799035	120,095
	2007	$1.275667	$1.444268	123,967
	2006	$1.093624	$1.275667	66,294
	2005	$1.035653	$1.093624	31,195
	2004	$1.000000	$1.035653	8,794

75

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.55%
		Beginning AUV	Ending AUV	# Units
Transamerica Third Avenue Value VP – Service Class	2009	$0.900019	$1.192214	143,104
Subaccount Inception Date January 12, 2004	2008	$1.556726	$0.900019	122,447
	2007	$1.566214	$1.556726	220,589
	2006	$1.373602	$1.566214	247,507
	2005	$1.177373	$1.373602	185,012
	2004	$1.000000	$1.177373	73,880

Transamerica Efficient Markets VP – Service Class	2009	$1.036768	$1.203288	0
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036768	0

Transamerica Balanced VP – Service Class(7)	2009	$0.907698	$1.125692	371,700
Subaccount Inception Date January 12, 2004	2008	$1.367159	$0.907698	170,777
	2007	$1.224650	$1.367159	252,522
	2006	$1.143621	$1.224650	127,345
	2005	$1.077376	$1.143621	4,549
	2004	$1.000000	$1.077376	999

Transamerica Convertible Securities VP – Service Class	2009	$0.861486	$1.112710	53,620
Subaccount Inception Date January 12, 2004	2008	$1.388684	$0.861486	33,587
	2007	$1.192282	$1.388684	61,356
	2006	$1.094172	$1.192282	19,390
	2005	$1.073087	$1.094172	12,936
	2004	$1.000000	$1.073087	7,134

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$0.836563	$1.061849	157,570
Subaccount Inception Date January 12, 2004	2008	$1.578432	$0.836563	140,732
	2007	$1.381405	$1.578432	170,049
	2006	$1.294267	$1.381405	129,285
	2005	$1.130276	$1.294267	76,142
	2004	$1.000000	$1.130276	25,615

Transamerica Growth Opportunities VP – Service Class	2009	$0.938147	$1.261203	60,849
Subaccount Inception Date January 12, 2004	2008	$1.616631	$0.938147	63,224
	2007	$1.337671	$1.616631	67,793
	2006	$1.294934	$1.337671	67,826
	2005	$1.134258	$1.294934	39,836
	2004	$1.000000	$1.134258	634

Transamerica Money Market VP – Service Class	2009	$1.070934	$1.054707	1,377,745
Subaccount Inception Date January 12, 2004	2008	$1.064545	$1.070934	1,770,269
	2007	$1.031943	$1.064545	571,469
	2006	$1.003046	$1.031943	238,387
	2005	$0.992483	$1.003046	365,225
	2004	$1.000000	$0.992483	89,823

Transamerica Science & Technology VP – Service Class(6)	2009	$0.665904	$1.035336	31,962
Subaccount Inception Date January 12, 2004	2008	$1.322739	$0.665904	31,555
	2007	$1.013836	$1.322739	46,696
	2006	$1.021727	$1.013836	15,259
	2005	$1.018587	$1.021727	11,212
	2004	$1.000000	$1.018587	14,627

Transamerica Small/Mid Cap Value VP – Service Class	2009	$1.033459	$1.454271	145,075
Subaccount Inception Date May 1, 2004	2008	$1.780437	$1.033459	156,456
	2007	$1.453626	$1.780437	219,739
	2006	$1.252891	$1.453626	176,274
	2005	$1.123299	$1.252891	102,789
	2004	$1.000000	$1.123299	23,802

76

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.55%
		Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities VP – Service Class	2009	$1.127696	$1.157091	228,798
Subaccount Inception Date January 12, 2004	2008	$1.066157	$1.127696	567,040
	2007	$1.023585	$1.066157	62,969
	2006	$1.008562	$1.023585	49,761
	2005	$1.004258	$1.008562	65,185
	2004	$1.000000	$1.004258	9,993

Transamerica Value Balanced VP – Service Class(7)	2009	$0.906472	$1.099242	35,518
Subaccount Inception Date January 12, 2004	2008	$1.328445	$0.906472	31,979
	2007	$1.267255	$1.328445	31,339
	2006	$1.118580	$1.267255	28,092
	2005	$1.069462	$1.118580	22,934
	2004	$1.000000	$1.069462	0

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999958	$0.998190	0

Transamerica Index 50 VP – Service Class	2009	$0.817541	$0.938137	0
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.817541	0

Transamerica Index 75 VP – Service Class	2009	$0.721522	$0.875203	0
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.721522	0

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999958	$1.024147	0

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(9)	2009	$0.741626	$1.169370	46,639
Subaccount Inception Date January 12, 2004	2008	$1.406198	$0.741626	58,664
	2007	$1.168303	$1.406198	45,472
	2006	$1.082544	$1.168303	9,119
	2005	$1.024370	$1.082544	10,296
	2004	$1.000000	$1.024370	6,073

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.127696	$1.157091	440,571
Subaccount Inception Date January 12, 2004	2008	$1.066157	$1.127696	758,500
	2007	$1.023585	$1.066157	0.00
	2006	$1.008562	$1.023585	0
	2005	$1.000000	$1.008562	0

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012924	$1.238923	14,691
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012924	0

Fidelity VIP Index 500 Portfolio – Service Class 2	2009	$0.804106	$1.000089	98,324
Subaccount Inception Date January 12, 2004	2008	$1.299503	$0.804106	110,071
	2007	$1.254734	$1.299503	220,796
	2006	$1.103733	$1.254734	227,177
	2005	$1.071957	$1.103733	131,800
	2004	$1.000000	$1.071957	108,358

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.990241	$1.266432	11,521
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.990241	0

ProFund VP Asia 30	2009	$0.565781	$0.859118	141,948
Subaccount Inception Date September 6, 2007	2008	$1.168404	$0.565781	67,855
	2007	$1.000000	$1.168404	14,832

ProFund VP Basic Materials	2009	$0.531797	$0.850314	54,893
Subaccount Inception Date September 6, 2007	2008	$1.111817	$0.531797	40,532
	2007	$1.000000	$1.111817	79,980

ProFund VP Bull	2009	$0.587141	$0.718930	93,018
Subaccount Inception Date June 21, 2007	2008	$0.956628	$0.587141	0
	2007	$1.000000	$0.956628	0

77

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.55%
		Beginning AUV	Ending AUV	# Units
ProFund VP Consumer Services	2009	$0.618215	$0.796306	0
Subaccount Inception Date September 6, 2007	2008	$0.914987	$0.618215	0
	2007	$1.000000	$0.914987	0

ProFund VP Emerging Markets	2009	$0.563595	$0.901084	105,076
Subaccount Inception Date September 6, 2007	2008	$1.146880	$0.563595	3,580
	2007	$1.000000	$1.146880	0

ProFund VP Europe 30	2009	$0.567261	$0.739000	0
Subaccount Inception Date September 6, 2007	2008	$1.028829	$0.567261	0
	2007	$1.000000	$1.028829	124,004

ProFund VP Falling US Dollar	2009	$0.988011	$1.005178	76,730
Subaccount Inception Date September 6, 2007	2008	$1.057457	$0.988011	71,128
	2007	$1.000000	$1.057457	45,703

ProFund VP Financials	2009	$0.420606	$0.476352	48,316
Subaccount Inception Date September 6, 2007	2008	$0.863708	$0.420606	24,489
	2007	$1.000000	$0.863708	0

ProFund VP International	2009	$0.552848	$0.678587	55,278
Subaccount Inception Date September 6, 2007	2008	$1.009844	$0.552848	660
	2007	$1.000000	$1.009844	0

ProFund VP Japan	2009	$0.531344	$0.577291	0
Subaccount Inception Date September 6, 2007	2008	$0.912200	$0.531344	4,548
	2007	$1.000000	$0.912200	0

ProFund VP Mid-Cap	2009	$0.591705	$0.774243	68,506
Subaccount Inception Date September 6, 2007	2008	$0.975007	$0.591705	14,966
	2007	$1.000000	$0.975007	0

ProFund VP Money Market	2009	$1.003417	$0.988432	283,688
Subaccount Inception Date June 21, 2007	2008	$1.010533	$1.003417	220,744
	2007	$1.000000	$1.010533	85,993

ProFund VP Oil & Gas	2009	$0.677072	$0.770074	259,883
Subaccount Inception Date September 6, 2007	2008	$1.090572	$0.677072	159,115
	2007	$1.000000	$1.090572	46,033

ProFund VP NASDAQ-100	2009	$0.601503	$0.900379	43,012
Subaccount Inception Date June 21, 2007	2008	$1.062057	$0.601503	10,391
	2007	$1.000000	$1.062057	0

ProFund VP Pharmaceuticals	2009	$0.791896	$0.911572	43,113
Subaccount Inception Date September 6, 2007	2008	$0.999134	$0.791896	1,884
	2007	$1.000000	$0.999134	0

ProFund VP Precious Metals	2009	$0.802727	$1.069717	262,215
Subaccount Inception Date September 6, 2007	2008	$1.177386	$0.802727	169,591
	2007	$1.000000	$1.177386	65,069

ProFund VP Short Emerging Markets	2009	$1.072650	$0.541704	23,551
Subaccount Inception Date September 6, 2007	2008	$0.823808	$1.072650	70,567
	2007	$1.000000	$0.823808	11,573

ProFund VP Short International	2009	$1.337541	$0.918268	39,114
Subaccount Inception Date September 6, 2007	2008	$0.982671	$1.337541	52,275
	2007	$1.000000	$0.982671	23

ProFund VP Short NASDAQ-100	2009	$1.419162	$0.829257	65,316
Subaccount Inception Date September 6, 2007	2008	$0.972714	$1.419162	42,932
	2007	$1.000000	$0.972714	11,071

78

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.55%
		Beginning AUV	Ending AUV	# Units
ProFund VP Short Small-Cap	2009	$1.322235	$0.880526	29,823
Subaccount Inception Date June 21, 2007	2008	$1.082175	$1.322235	17,999
	2007	$1.000000	$1.082175	18,112

ProFund VP Small-Cap	2009	$0.575963	$0.715032	326
Subaccount Inception Date June 21, 2007	2008	$0.905495	$0.575963	135
	2007	$1.000000	$0.905495	25

ProFund VP Small-Cap Value	2009	$0.624984	$0.741008	17,658
Subaccount Inception Date September 6, 2007	2008	$0.915680	$0.624984	14.506
	2007	$1.000000	$0.915680	0

ProFund VP Telecommunications	2009	$0.615779	$0.650773	0
Subaccount Inception Date September 6, 2007	2008	$0.953593	$0.615779	0
	2007	$1.000000	$0.953593	0

ProFund VP UltraSmall-Cap	2009	$0.295037	$0.407258	269,411
Subaccount Inception Date September 6, 2007	2008	$0.886151	$0.295037	251
	2007	$1.000000	$0.886151	25

ProFund VP U.S. Government Plus	2009	$1.594749	$1.058149	51,364
Subaccount Inception Date September 6, 2007	2008	$1.081409	$1.594749	2,968
	2007	$1.000000	$1.081409	58,073

ProFund VP Utilities	2009	$0.732885	$0.799179	15,033
Subaccount Inception Date September 6, 2007	2008	$1.073971	$0.732885	5,067
	2007	$1.000000	$1.073971	121,856

Access VP High Yield FundSM	2009	$0.967317	$1.113652	7,542
Subaccount Inception Date September 6, 2007	2008	$1.030204	$0.967317	18,869
	2007	$1.000000	$1.030204	0

Subaccount	Year	1.50%
		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.949666	$1.168640	30,084,967
Subaccount Inception Date January 12, 2004	2008	$1.226456	$0.949666	24,847,589
	2007	$1.172863	$1.226456	21,950,893
	2006	$1.090692	$1.172863	17,780,460
	2005	$1.054196	$1.090692	13,057,143
	2004	$1.000000	$1.054196	6,701,588

Transamerica Asset Allocation – Growth VP – Service Class	2009	$0.862274	$1.100521	36,414,160
Subaccount Inception Date January 12, 2004	2008	$1.452868	$0.862274	39,045,964
	2007	$1.371454	$1.452868	62,598,944
	2006	$1.207480	$1.371454	56,059,145
	2005	$1.094982	$1.207480	32,683,905
	2004	$1.000000	$1.094982	17,684,973

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.956698	$1.189483	70,185,774
Subaccount Inception Date January 12, 2004	2008	$1.315767	$0.956698	63,844,826
	2007	$1.239728	$1.315767	88,466,273
	2006	$1.131412	$1.239728	85,301,959
	2005	$1.071902	$1.131412	62,676,342
	2004	$1.000000	$1.071902	26,223,695

79

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.50%
		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.923050	$1.162860	138,346,800
Subaccount Inception Date January 12, 2004	2008	$1.396825	$0.923050	135,127,392
	2007	$1.318249	$1.396825	165,419,472
	2006	$1.178429	$1.318249	150,092,330
	2005	$1.090230	$1.178429	78,339,723
	2004	$1.000000	$1.090230	28,100,111

Transamerica International Moderate Growth VP – Service Class	2009	$0.691190	$0.880687	10,105,795
Subaccount Inception Date May 1, 2006	2008	$1.101698	$0.691190	10,055,121
	2007	$1.030768	$1.101698	8,528,289
	2006	$1.000000	$1.030768	3,388,543

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$1.002877	$1.123538	2,295,840
Subaccount Inception Date January 12, 2004	2008	$1.543893	$1.002877	1,592,102
	2007	$1.501867	$1.543893	3,495,038
	2006	$1.307095	$1.501867	4,025,600
	2005	$1.146312	$1.307095	2,350,464
	2004	$1.000000	$1.146312	113,004

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.066253	$1.397210	1,917,463
Subaccount Inception Date January 12, 2004	2008	$1.882175	$1.066253	1,863,659
	2007	$2.052326	$1.882175	3,594,492
	2006	$1.467798	$2.052326	5,386,808
	2005	$1.316249	$1.467798	3,292,076
	2004	$1.000000	$1.316249	1,651,781

Transamerica Federated Market Opportunity VP – Service Class	2009	$1.007067	$1.031315	2,711,619
Subaccount Inception Date January 12, 2004	2008	$1.072059	$1.007067	2,552,391
	2007	$1.095858	$1.072059	4,593,319
	2006	$1.085430	$1.095858	6,814,686
	2005	$1.051964	$1.085430	6,514,910
	2004	$1.000000	$1.051964	2,536,735

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990717	$1.009319	185,912

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995072	$0.983612	2,200

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988970	$1.006476	107,860

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986575	$0.985842	78,695

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998162	$1.020671	29,448

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996400	$1.021338	149,896

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997269	$1.022422	41,194

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999959	$1.003681	760,910

Transamerica JPMorgan Core Bond VP – Service Class	2009	$1.138484	$1.226908	3,721,207
Subaccount Inception Date January 12, 2004	2008	$1.097942	$1.138484	2,884,774
	2007	$1.045357	$1.097942	3,440,861
	2006	$1.023833	$1.045357	3,536,806
	2005	$1.018111	$1.023833	2,021,009
	2004	$1.000000	$1.018111	516,091

80

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.50%
		Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.783187	$0.997814	333,608
Subaccount Inception Date January 12, 2004	2008	$1.272410	$0.783187	263,046
	2007	$1.238329	$1.272410	383,657
	2006	$1.093260	$1.238329	857,799
	2005	$1.075235	$1.093260	898,759
	2004	$1.000000	$1.075235	853,056

Transamerica Focus VP – Service Class(3)	2009	$0.762538	$0.958353	868,676
Subaccount Inception Date January 12, 2004	2008	$1.219714	$0.762538	962,785
	2007	$1.228722	$1.219714	1,639,428
	2006	$1.054253	$1.228722	1,864,602
	2005	$1.030790	$1.054253	1,459,713
	2004	$1.000000	$1.030790	1,199,447

Transamerica AEGON High Yield Bond VP – Service Class(4)	2009	$0.851767	$1.232408	2,110,726
Subaccount Inception Date January 12, 2004	2008	$1.159947	$0.851767	420,671
	2007	$1.157439	$1.159947	734,552
	2006	$1.062008	$1.157439	1,370,080
	2005	$1.061939	$1.062008	1,082,031
	2004	$1.000000	$1.061939	272,650

Transamerica MFS International Equity VP – Service Class	2009	$0.638385	$0.831700	1,145,200
Subaccount Inception Date May 1, 2007	2008	$1.005301	$0.638385	903,506
	2007	$1.000000	$1.005301	676,088

Transamerica Marsico Growth VP – Service Class(5)	2009	$0.833276	$1.037120	1,055,048
Subaccount Inception Date January 12, 2004	2008	$1.436776	$0.833276	1,285,620
	2007	$1.214016	$1.436776	1,923,750
	2006	$1.171762	$1.214016	2,391,998
	2005	$1.099053	$1.171762	2,282,433
	2004	$1.000000	$1.099053	1,103,114

Transamerica Munder Net50 VP – Service Class(6)	2009	$0.701209	$1.191885	1,121,243
Subaccount Inception Date January 12, 2004	2008	$1.264045	$0.701209	858,981
	2007	$1.098578	$1.264045	1,752,225
	2006	$1.118288	$1.098578	1,340,919
	2005	$1.053142	$1.118288	791,204
	2004	$1.000000	$1.053142	588,059

Transamerica PIMCO Total Return VP – Service Class	2009	$1.071283	$1.221698	5,073,335
Subaccount Inception Date January 12, 2004	2008	$1.121880	$1.071283	3,759,368
	2007	$1.046662	$1.121880	1,877,173
	2006	$1.022468	$1.046662	1,750,695
	2005	$1.017090	$1.022468	1,315,116
	2004	$1.000000	$1.017090	545,625

Transamerica T. Rowe Price Equity Income VP – Service Class(2)	2009	$0.851300	$1.049772	1,476,065
Subaccount Inception Date January 12, 2004	2008	$1.354313	$0.851300	1,646,133
	2007	$1.333941	$1.354313	2,946,408
	2006	$1.140548	$1.333941	3,308,229
	2005	$1.115158	$1.140548	2,654,541
	2004	$1.000000	$1.115158	1,109,395

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.781328	$1.064842	907,749
Subaccount Inception Date January 12, 2004	2008	$1.247090	$0.781328	920,090
	2007	$1.158460	$1.247090	1,223,144
	2006	$1.137788	$1.158460	2,119,133
	2005	$1.046038	$1.137788	2,776,673
	2004	$1.000000	$1.046038	887,232

81

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.50%
		Beginning AUV	Ending AUV	# Units
Transamerica Templeton Global VP – Service Class(6)	2009	$0.800981	$1.008900	2,398,877
Subaccount Inception Date January 12, 2004	2008	$1.447069	$0.800981	2,357,561
	2007	$1.277517	$1.447069	4,564,058
	2006	$1.094685	$1.277517	4,328,252
	2005	$1.036150	$1.094685	2,180,053
	2004	$1.000000	$1.036150	773,955

Transamerica Third Avenue Value VP – Service Class	2009	$0.902221	$1.195727	4,226,005
Subaccount Inception Date January 12, 2004	2008	$1.559746	$0.902221	4,255,929
	2007	$1.568471	$1.559746	8,497,888
	2006	$1.374897	$1.568471	9,377,195
	2005	$1.177910	$1.374897	7,013,399
	2004	$1.000000	$1.177910	2,506,585

Transamerica Efficient Markets VP – Service Class	2009	$1.036844	$1.203984	33,548
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036844	4,046

Transamerica Balanced VP – Service Class(7)	2009	$0.909903	$1.128982	2,511,053
Subaccount Inception Date January 12, 2004	2008	$1.369808	$0.909903	1,611,889
	2007	$1.226427	$1.369808	2,126,335
	2006	$1.144720	$1.226427	1,700,807
	2005	$1.077883	$1.144720	576,182
	2004	$1.000000	$1.077883	280,106

Transamerica Convertible Securities VP – Service Class	2009	$0.863600	$1.116003	725,021
Subaccount Inception Date January 12, 2004	2008	$1.391399	$0.863600	538,077
	2007	$1.194028	$1.391399	768,163
	2006	$1.095234	$1.194028	773,660
	2005	$1.073591	$1.095234	574,842
	2004	$1.000000	$1.073591	315,647

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$0.838623	$1.064988	6,258,668
Subaccount Inception Date January 12, 2004	2008	$1.581529	$0.838623	5,646,875
	2007	$1.383426	$1.581529	10,614,234
	2006	$1.295525	$1.383426	11,409,225
	2005	$1.130826	$1.295525	5,276,082
	2004	$1.000000	$1.130826	1,439,964

Transamerica Growth Opportunities VP – Service Class	2009	$0.940464	$1.264941	1,448,899
Subaccount Inception Date January 12, 2004	2008	$1.619814	$0.940464	1,165,576
	2007	$1.339642	$1.619814	1,787,119
	2006	$1.296193	$1.339642	2,187,569
	2005	$1.134801	$1.296193	1,659,773
	2004	$1.000000	$1.134801	1,541,201

Transamerica Money Market VP – Service Class	2009	$1.073551	$1.057853	15,172,709
Subbaccount Inception Date January 12, 2004	2008	$1.066625	$1.073551	26,254,341
	2007	$1.033454	$1.066625	6,542,781
	2006	$1.004030	$1.033454	5,214,197
	2005	$0.992959	$1.004030	5,467,485
	2004	$1.000000	$0.992959	4,555,720

Transamerica Science & Technology VP – Service Class(6)	2009	$0.667528	$1.038381	651,387
Subaccount Inception Date January 12, 2004	2008	$1.325315	$0.667528	580,798
	2007	$1.015317	$1.325315	632,379
	2006	$1.022705	$1.015317	244,083
	2005	$1.019068	$1.022705	339,601
	2004	$1.000000	$1.019068	183,808

82

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.50%
		Beginning AUV	Ending AUV	# Units
Transamerica Small/Mid Cap Value VP – Service Class	2009	$1.035826	$1.458329	3,214,157
Subaccount Inception Date May 1, 2004	2008	$1.783618	$1.035826	3,378,931
	2007	$1.455505	$1.783618	5,288,410
	2006	$1.253895	$1.455505	3,260,354
	2005	$1.123655	$1.253895	2,594,327
	2004	$1.000000	$1.123655	251,948

Transamerica U.S. Government Securities VP – Service Class	2009	$1.130443	$1.160483	4,796,583
Subaccount Inception Date January 12, 2004	2008	$1.068245	$1.130443	6,632,759
	2007	$1.025081	$1.068245	503,358
	2006	$1.009539	$1.025081	491,167
	2005	$1.004737	$1.009539	552,723
	2004	$1.000000	$1.004737	270,027

Transamerica Value Balanced VP – Service Class(7)	2009	$0.908692	$1.102468	1,160,986
Subaccount Inception Date January 12, 2004	2008	$1.331041	$0.908692	1,593,849
	2007	$1.269098	$1.331041	1,672,190
	2006	$1.119667	$1.269098	1,240,354
	2005	$1.069971	$1.119667	1,019,868
	2004	$1.000000	$1.069971	571,632

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999959	$0.998250	0

Transamerica Index 50 VP – Service Class	2009	$0.817803	$0.938912	402,275
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.817803	93,778

Transamerica Index 75 VP – Service Class	2009	$0.721758	$0.875931	486,051
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.721758	617,161

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999959	$1.024203	0

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(9)	2009	$0.743435	$1.172796	879,704
Subaccount Inception Date January 12, 2004	2008	$1.408940	$0.743435	721,363
	2007	$1.169999	$1.408940	1,632,812
	2006	$1.083581	$1.169999	757,663
	2005	$1.024849	$1.083581	503,955
	2004	$1.000000	$1.024849	235,877

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.130443	$1.160483	55,499,845
Subaccount Inception Date January 12, 2004	2008	$1.068245	$1.130443	86,447,326
	2007	$1.025081	$1.068245	2,524,107
	2006	$1.009539	$1.025081	83,026
	2005	$1.004737	$1.009539	18,538
	2004	$1.000000	$1.004737	232,276

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012991	$1.239595	91,274
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012991	4,248

Fidelity VIP Index 500 Portfolio – Service Class 2	2009	$0.806068	$1.003023	723,849
Subaccount Inception Date January 12, 2004	2008	$1.302036	$0.806068	693,664
	2007	$1.256568	$1.302036	1,200,240
	2006	$1.104801	$1.256568	822,286
	2005	$1.072471	$1.104801	838,388
	2004	$1.000000	$1.072471	414,039

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.990309	$1.267151	116,237
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.990309	4,660

ProFund VP Asia 30	2009	$0.566146	$0.860100	1,519,853
Subaccount Inception Date September 6, 2007	2008	$1.168595	$0.566146	480,885
	2007	$1.000000	$1.168595	286,322

83

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.50%
		Beginning AUV	Ending AUV	# Units
ProFund VP Basic Materials	2009	$0.532145	$0.851293	1,245,988
Subaccount Inception Date September 6, 2007	2008	$1.111999	$0.532145	709,133
	2007	$1.000000	$1.111999	1,213,353

ProFund VP Bull	2009	$0.587586	$0.719828	2,811,841
Subaccount Inception Date June 21, 2007	2008	$0.956882	$0.587586	10,080
	2007	$1.000000	$0.956882	0

ProFund VP Consumer Services	2009	$0.618614	$0.797210	52,493
Subaccount Inception Date September 6, 2007	2008	$0.915135	$0.618614	11,281
	2007	$1.000000	$0.915135	0

ProFund VP Emerging Markets	2009	$0.563961	$0.902116	2,383,553
Subaccount Inception Date September 6, 2007	2008	$1.147062	$0.563961	528,098
	2007	$1.000000	$1.147062	103,211

ProFund VP Europe 30	2009	$0.567634	$0.739847	65,668
Subaccount Inception Date September 6, 2007	2008	$1.028988	$0.567634	139,591
	2007	$1.000000	$1.028988	1,863,053

ProFund VP Falling US Dollar	2009	$0.988656	$1.006338	125,054
Subaccount Inception Date September 6, 2007	2008	$1.057631	$0.988656	122,340
	2007	$1.000000	$1.057631	30,009

ProFund VP Financials	2009	$0.420885	$0.476920	905,785
Subaccount Inception Date September 6, 2007	2008	$0.863846	$0.420885	617,721
	2007	$1.000000	$0.863846	10,864

ProFund VP International	2009	$0.553209	$0.679357	1,699,885
Subaccount Inception Date September 6, 2007	2008	$1.010008	$0.553209	100,849
	2007	$1.000000	$1.010008	46,220

ProFund VP Japan	2009	$0.531699	$0.577952	26,949
Subaccount Inception Date September 6, 2007	2008	$0.912345	$0.531699	14,677
	2007	$1.000000	$0.912345	15,624

ProFund VP Mid-Cap	2009	$0.592091	$0.775131	911,810
Subaccount Inception Date September 6, 2007	2008	$0.975170	$0.592091	177,566
	2007	$1.000000	$0.975170	0

ProFund VP Money Market	2009	$1.004153	$0.989638	3,370,182
Subaccount Inception Date June 21, 2007	2008	$1.010793	$1.004153	5,748,238
	2007	$1.000000	$1.010793	4,732,871

ProFund VP Oil & Gas	2009	$0.677516	$0.770963	1,009,331
Subaccount Inception Date September 6, 2007	2008	$1.090746	$0.677516	875,970
	2007	$1.000000	$1.090746	326,437

ProFund VP NASDAQ-100	2009	$0.601949	$0.901497	544,242
Subaccount Inception Date June 21, 2007	2008	$1.062329	$0.601949	134,963
	2007	$1.000000	$1.062329	67,304

ProFund VP Pharmaceuticals	2009	$0.792421	$0.912621	148,447
Subaccount Inception Date September 6, 2007	2008	$0.999291	$0.792421	283,595
	2007	$1.000000	$0.999291	4,749

ProFund VP Precious Metals	2009	$0.803253	$1,070945	571,533
Subaccount Inception Date September 6, 2007	2008	$1.177574	$0.803253	709,848
	2007	$1.000000	$1.177574	300,004

ProFund VP Short Emerging Markets	2009	$1.073337	$0.542321	160,140
Subaccount Inception Date September 6, 2007	2008	$0.823937	$1.073337	148,784
	2007	$1.000000	$0.823937	30,180

84

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.50%
		Beginning AUV	Ending AUV	# Units
ProFund VP Short International	2009	$1.338416	$0.919315	118,922
Subaccount Inception Date September 6, 2007	2008	$0.982833	$1.338416	159,224
	2007	$1.000000	$0.982833	0

ProFund VP Short NASDAQ-100	2009	$1.420088	$0.830203	128,047
Subaccount Inception Date September 6, 2007	2008	$0.972868	$1.420088	113,508
	2007	$1.000000	$0.972868	6,757

ProFund VP Short Small-Cap	2009	$1.323222	$0.881623	92,521
Subaccount Inception Date June 21, 2007	2008	$1.082446	$1.323222	72,748
	2007	$1.000000	$1.082446	32,879

ProFund VP Small-Cap	2009	$0.576400	$0.715926	146,198
Subaccount Inception Date June 21, 2007	2008	$0.905727	$0.576400	95,097
	2007	$1.000000	$0.905727	53,675

ProFund VP Small-Cap Value	2009	$0.625401	$0.741863	372,858
Subaccount Inception Date September 6, 2007	2008	$0.915826	$0.625401	317,475
	2007	$1.000000	$0.915826	17,981

ProFund VP Telecommunications	2009	$0.616193	$0.651519	48,681
Subaccount Inception Date September 6, 2007	2008	$0.953755	$0.616193	68
	2007	$1.000000	$0.953755	0

ProFund VP UltraSmall-Cap	2009	$0.295236	$0.407731	778,330
Subaccount Inception Date September 6, 2007	2008	$0.886293	$0.295236	67,518
	2007	$1.000000	$0.886293	9,778

ProFund VP U.S. Government Plus	2009	$1.595787	$1.059360	360,713
Subaccount Inception Date September 6, 2007	2008	$1.081581	$1.595787	707,081
	2007	$1.000000	$1.081581	327,769

ProFund VP Utilities	2009	$0.733367	$0.800103	330,569
Subaccount Inception Date September 6, 2007	2008	$1.074139	$0.733367	297,222
	2007	$1.000000	$1.074139	1,921,556

Access VP High Yield FundSM	2009	$0.967939	$1.114929	1,239,527
Subaccount Inception Date September 6, 2007	2008	$1.030368	$0.967939	1,183,180
	2007	$1.000000	$1.030368	0

Subaccount	Year	1.45%
		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$0.914860	$1.126367	0

Transamerica Asset Allocation – Growth VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$0.800403	$1.022041	0

Transamerica Asset Allocation – Moderate VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$0.907877	$1.129335	0

Transamerica Asset Allocation – Moderate Growth VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$0.861199	$1.085472	0

Transamerica International Moderate Growth VP – Service Class
Subaccount Inception Date May 1, 2006	2009	$0.692094	$0.882282	0

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)
Subaccount Inception Date January 12, 2004	2009	$0.850325	$0.953119	0

Transamerica Clarion Global Real Estate Securities VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$0.822846	$1.078790	0

85

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.45%
		Beginning AUV	Ending AUV	# Units
Transamerica Federated Market Opportunity VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$0.963343	$0.987022	0

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990718	$1.009379	0

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995073	$0.983667	0

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988972	$1.006537	0

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986576	$0.985894	0

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998164	$1.020733	0

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996402	$1.021402	0

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997270	$1.022483	0

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999961	$1.003739	0

Transamerica JPMorgan Core Bond VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$1.106407	$1.192914	0

Transamerica JPMorgan Enhanced Index VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$0.744233	$0.948654	0

Transamerica Focus VP – Service Class(3)
Subaccount Inception Date January 12, 2004	2009	$0.773416	$0.972516	0

Transamerica AEGON High Yield Bond VP – Service Class(4)
Subaccount Inception Date January 12, 2004	2009	$0.820813	$1.188199	0

Transamerica MFS International Equity VP – Service Class
Subaccount Inception Date May 1, 2007	2009	$1.000000	$1.323341	0

Transamerica Marsico Growth VP – Service Class(5)
Subaccount Inception Date January 12, 2004	2009	$0.772332	$0.961754	0

Transamerica Munder Net50 VP – Service Class(6)
Subaccount Inception Date January 12, 2004	2009	$0.726041	$1.234720	0

Transamerica PIMCO Total Return VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$1.043906	$1.191068	0

Transamerica T. Rowe Price Equity Income VP – Service Class(2)
Subaccount Inception Date January 12, 2004	2009	$0.773796	$0.954666	0

Transamerica T. Rowe Price Small Cap VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$0.760301	$1.036697	0

Transamerica Templeton Global VP – Service Class(6)
Subaccount Inception Date January 12, 2004	2009	$0.797731	$1.005288	0

Transamerica Third Avenue Value VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$0.754806	$1.000847	0

Transamerica Efficient Markets VP – Service Class
Subaccount Inception Date November 10, 2008	2009	$1.000000	$1.177671	0

Transamerica Balanced VP – Service Class(7)
Subaccount Inception Date January 12, 2004	2009	$0.864841	$1.073605	0

86

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.45%
		Beginning AUV	Ending AUV	# Units
Transamerica Convertible Securities VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$0.859987	$1.111884	0

Transamerica WMC Diversified Growth VP – Service Class(8)
Subaccount Inception Date January 12, 2004	2009	$0.761428	$0.967424	0

Transamerica Growth Opportunities VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$0.857038	$1.153291	0

Transamerica Money Market VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$1.080617	$1.065312	0

Transamerica Science & Technology VP – Service Class(6)
Subaccount Inception Date January 12, 2004	2009	$0.711944	$1.108010	0

Transamerica Small/Mid Cap Value VP – Service Class
Subaccount Inception Date May 1, 2004	2009	$0.916721	$1.291270	0

Transamerica U.S. Government Securities VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$1.116258	$1.146487	0

Transamerica Value Balanced VP – Service Class(7)
Subaccount Inception Date January 12, 2004	2009	$0.862261	$1.046657	0

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999961	$0.998308	0

Transamerica Index 50 VP – Service Class
Subaccount Inception Date May 1, 2008	2009	$1.000000	$1.143221	0

Transamerica Index 75 VP – Service Class
Subaccount Inception Date May 1, 2008	2009	$1.000000	$1.197178	0

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999961	$1.024265	0

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(9)
Subaccount Inception Date January 12, 2004	2009	$0.742888	$1.172523	0

PAM Transamerica U.S. Government Securities VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$1.116258	$1.146487	0

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B
Subaccount Inception Date November 10, 2008	2009	$1.000000	$1.208620	0

Fidelity VIP Index 500 Portfolio – Service Class 2
Subaccount Inception Date January 12, 2004	2009	$0.765955	$0.953569	0

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4
Subaccount Inception Date November 10, 2008	2009	$1.000000	$1.251483	0

ProFund VP Asia 30
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.265897	0

ProFund VP Basic Materials
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.330779	0

ProFund VP Consumer Services
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.209301	0

ProFund VP Emerging Markets
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.303756	0

ProFund VP Europe 30
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.289918	0

ProFund VP Falling US Dollar
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.057468	0

87

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.45%
		Beginning AUV	Ending AUV	# Units
ProFund VP Financials
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.207996	0

ProFund VP International
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.263119	0

ProFund VP Japan
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.090254	0

ProFund VP Mid-Cap
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.228705	0

ProFund VP Oil & Gas
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.127826	0

ProFund VP Pharmaceuticals
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.283970	0

ProFund VP Precious Metals
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.291746	0

ProFund VP Short Emerging Markets
Subaccount Inception Date September 6, 2007	2009	$1.000000	$0.692979	0

ProFund VP Short International
Subaccount Inception Date September 6, 2007	2009	$1.000000	$0.732801	0

ProFund VP Short NASDAQ-100
Subaccount Inception Date September 6, 2007	2009	$1.000000	$0.730834	0

ProFund VP Small-Cap Value
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.195885	0

ProFund VP Telecommunications
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.061498	0

ProFund VP UltraSmall-Cap
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.467943	0

ProFund VP U.S. Government Plus
Subaccount Inception Date September 6, 2007	2009	$1.000000	$0.899390	0

ProFund VP Utilities
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.184159	0

Access VP High Yield FundSM
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.226307	0

Subaccount	Year	1.40%
		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$0.916476	$1.128913	0

Transamerica Asset Allocation – Growth VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$0.801816	$1.024361	0

Transamerica Asset Allocation – Moderate VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$0.909502	$1.131923	0

Transamerica Asset Allocation – Moderate Growth VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$0.862730	$1.087945	86,344.811

Transamerica International Moderate Growth VP – Service Class
Subaccount Inception Date May 1, 2006	2009	$0.693018	$0.883896	0

88

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.40%
		Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)
Subaccount Inception Date January 12, 2004	2009	$0.851838	$0.955293	0

Transamerica Clarion Global Real Estate Securities VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$0.824297	$1.081219	0

Transamerica Federated Market Opportunity VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$0.965040	$0.989251	0

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990720	$1.009438	0

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995074	$0.983725	0

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988973	$1.006592	0

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986578	$0.985954	0

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998165	$1.020793	0

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996403	$1.021459	0

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997271	$1.022540	0

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999962	$1.003803	0

Transamerica JPMorgan Core Bond VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$1.108386	$1.195638	0

Transamerica JPMorgan Enhanced Index VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$0.745552	$0.950807	0

Transamerica Focus VP – Service Class(3)
Subaccount Inception Date January 12, 2004	2009	$0.774778	$0.974715	0

Transamerica AEGON High Yield Bond VP – Service Class(4)
Subaccount Inception Date January 12, 2004	2009	$0.822257	$1.190883	0

Transamerica MFS International Equity VP – Service Class
Subaccount Inception Date May 1, 2007	2009	$1.000000	$1.323784	0

Transamerica Marsico Growth VP – Service Class(5)
Subaccount Inception Date January 12, 2004	2009	$0.773695	$0.963928	0

Transamerica Munder Net50 VP – Service Class(6)
Subaccount Inception Date January 12, 2004	2009	$0.727329	$1.237518	0

Transamerica PIMCO Total Return VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$1.045760	$1.193763	0

Transamerica T. Rowe Price Equity Income VP – Service Class(2)
Subaccount Inception Date January 12, 2004	2009	$0.775182	$0.956840	0

Transamerica T. Rowe Price Small Cap VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$0.761632	$1.039025	0

Transamerica Templeton Global VP – Service Class(6)
Subaccount Inception Date January 12, 2004	2009	$0.799158	$1.007592	0

Transamerica Third Avenue Value VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$0.756125	$1.003095	0

89

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.40%
		Beginning AUV	Ending AUV	# Units
Transamerica Efficient Markets VP – Service Class
Subaccount Inception Date November 10, 2008	2009	$1.000000	$1.178060	0

Transamerica Balanced VP – Service Class(7)
Subaccount Inception Date January 12, 2004	2009	$0.866382	$1.076038	0

Transamerica Convertible Securities VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$0.861516	$1.114409	0

Transamerica WMC Diversified Growth VP – Service Class(8)
Subaccount Inception Date January 12, 2004	2009	$0.762773	$0.969620	0

Transamerica Growth Opportunities VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$0.858570	$1.155922	0

Transamerica Money Market VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$1.082560	$1.067696	0

Transamerica Science & Technology VP – Service Class(6)
Subaccount Inception Date January 12, 2004	2009	$0.713213	$1.110537	0

Transamerica Small/Mid Cap Value VP – Service Class
Subaccount Inception Date May 1, 2004	2009	$0.918345	$1.294199	0

Transamerica U.S. Government Securities VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$1.118226	$1.149079	0

Transamerica Value Balanced VP – Service Class(7)
Subaccount Inception Date January 12, 2004	2009	$0.863787	$1.049023	0

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999962	$0.998364	0

Transamerica Index 50 VP – Service Class
Subaccount Inception Date May 1, 2008	2009	$1.000000	$1.143588	0

Transamerica Index 75 VP – Service Class
Subaccount Inception Date May 1, 2008	2009	$1.000000	$1.197569	0

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999962	$1.024327	0

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(9)
Subaccount Inception Date January 12, 2004	2009	$0.744199	$1.175160	0

PAM Transamerica U.S. Government Securities VP – Service Class
Subaccount Inception Date January 12, 2004	2009	$1.118226	$1.149079	0

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B
Subaccount Inception Date November 10, 2008	2009	$1.000000	$1.209009	0

Fidelity VIP Index 500 Portfolio – Service Class 2
Subaccount Inception Date January 12, 2004	2009	$0.767315	$0.955752	0

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4
Subaccount Inception Date November 10, 2008	2009	$1.000000	$1.251880	0

ProFund VP Asia 30
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.266311	0

ProFund VP Basic Materials
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.331219	0

ProFund VP Consumer Services
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.209709	0

ProFund VP Emerging Markets
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.304178	0

90

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.40%
		Beginning AUV	Ending AUV	# Units
ProFund VP Europe 30
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.290330	0

ProFund VP Falling US Dollar
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.057807	0

ProFund VP Financials
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.208382	0

ProFund VP International
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.263533	0

ProFund VP Japan
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.090598	0

ProFund VP Mid-Cap
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.1229101	0

ProFund VP Oil & Gas
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.128199	0

ProFund VP Pharmaceuticals
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.284382	0

ProFund VP Precious Metals
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.292168	0

ProFund VP Short Emerging Markets
Subaccount Inception Date September 6, 2007	2009	$1.000000	$0.693203	0

ProFund VP Short International
Subaccount Inception Date September 6, 2007	2009	$1.000000	$0.733046	0

ProFund VP Short NASDAQ-100
Subaccount Inception Date September 6, 2007	2009	$1.000000	$0.731079	0

ProFund VP Small-Cap Value
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.196271	0

ProFund VP Telecommunications
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.061843	0

ProFund VP UltraSmall-Cap
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.468414	0

ProFund VP U.S. Government Plus
Subaccount Inception Date September 6, 2007	2009	$1.000000	$0.899682	0

ProFund VP Utilities
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.184554	0

Access VP High Yield FundSM
Subaccount Inception Date September 6, 2007	2009	$1.000000	$1.226708	0

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.959024	$1.182476	31,823,074
Subaccount Inception Date January 12, 2004	2008	$1.236094	$0.959024	27,578,990
	2007	$1.179723	$1.236094	21,715,887
	2006	$1.094917	$1.179723	22,531,688
	2005	$1.056206	$1.094917	13,481,138
	2004	$1.000000	$1.056206	7,438,702

91

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Growth VP – Service Class	2009	$0.870778	$1.113540	18,105,798
Subaccount Inception Date January 12, 2004	2008	$1.464294	$0.870778	21,576,330
	2007	$1.137950	$1.464294	34,944,448
	2006	$1.212189	$1.379502	23,839,536
	2005	$1.097088	$1.212189	13,224,932
	2004	$1.000000	$1.097088	7,770,366

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.966133	$1.203595	53,217,335
Subaccount Inception Date January 12, 2004	2008	$1.326110	$0.966133	50,663,772
	2007	$1.246994	$1.326110	61,006,548
	2006	$1.135804	$1.246994	49,262,858
	2005	$1.073956	$1.135804	30,062,601
	2004	$1.000000	$1.073956	12,455,817

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.932157	$1.176650	76,315,193
Subaccount Inception Date January 12, 2004	2008	$1.407808	$0.932157	73,960,727
	2007	$1.325987	$1.407808	89,127,125
	2006	$1.183008	$1.325987	66,689,795
	2005	$1.092308	$1.183008	31,440,134
	2004	$1.000000	$1.092308	10,731,921

Transamerica International Moderate Growth VP – Service Class	2009	$0.694837	$0.887090	16,677,579
Subaccount Inception Date May 1, 2006	2008	$1.105324	$0.694837	16,641,379
	2007	$1.032112	$1.105324	11,929,706
	2006	$1.000000	$1.032112	4,122,620

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$1.012765	$1.136874	3,289,745
Subaccount Inception Date January 12, 2004	2008	$1.556026	$1.012765	2,442,334
	2007	$1.510675	$1.556026	4,030,271
	2006	$1.312176	$1.510675	3,813,350
	2005	$1.148513	$1.312176	2,063,990
	2004	$1.000000	$1.148513	180,955

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.076767	$1.413773	2,050,421
Subaccount Inception Date January 12, 2004	2008	$1.896969	$1.076767	2,510,126
	2007	$2.064359	$1.896969	4,606,626
	2006	$1.473510	$2.064359	4,592,275
	2005	$1.318771	$1.473510	2,567,797
	2004	$1.000000	$1.318771	1,113,098

Transamerica Federated Market Opportunity VP – Service Class	2009	$1.017007	$1.043553	3,161,804
Subaccount Inception Date January 12, 2004	2008	$1.080495	$1.017007	2,988,964
	2007	$1.102296	$1.080495	6,034,324
	2006	$1.089647	$1.102296	7,520,084
	2005	$1.053978	$1.089647	6,006,754
	2004	$1.000000	$1.053978	2,847,654

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990722	$1.009552	243,865

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995077	$0.983837	914,972

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988976	$1.006710	2,909,745

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986580	$0.986069	209,587

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998168	$1.020908	315,271

92

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996406	$1.021578	71,230

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997274	$1.022659	604,997

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999965	$1.003918	2,217,258

Transamerica JPMorgan Core Bond VP – Service Class	2009	$1.149711	$1.241443	3,198,952
Subaccount Inception Date January 12, 2004	2008	$1.106584	$1.149711	3,613,509
	2007	$1.051502	$1.106584	3,643,131
	2006	$1.027820	$1.051502	3,508,252
	2005	$1.020058	$1.027820	2,982,337
	2004	$1.000000	$1.020058	2,505,827

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.790918	$1.009652	110,010
Subaccount Inception Date January 12, 2004	2008	$1.282414	$0.790918	225,784
	2007	$1.245586	$1.282414	354,935
	2006	$1.097511	$1.245586	344,471
	2005	$1.077296	$1.097511	125,645
	2004	$1.000000	$1.077296	34,763

Transamerica Focus VP – Service Class(3)	2009	$0.770061	$0.969730	502,724
Subaccount Inception Date January 12, 2004	2008	$1.229296	$0.770061	628,820
	2007	$1.235917	$1.229296	2,092,455
	2006	$1.058344	$1.235917	2,075,712
	2005	$1.032766	$1.058344	1,133,099
	2004	$1.000000	$1.032766	951,346

Transamerica AEGON High Yield Bond VP – Service Class(4)	2009	$0.860156	$1.246996	1,447,721
Subaccount Inception Date January 12, 2004	2008	$1.169068	$0.860156	273,704
	2007	$1.164231	$1.169068	1,135,840
	2006	$1.066138	$1.164231	1,207,769
	2005	$1.063970	$1.066138	1,336,802
	2004	$1.000000	$1.063970	365,297

Transamerica MFS International Equity VP – Service Class	2009	$0.640500	$0.836106	689,451
Subaccount Inception Date May 1, 2007	2008	$1.006623	$0.640500	857,397
	2007	$1.000000	$1.006623	1,158,212

Transamerica Marsico Growth VP – Service Class(5)	2009	$0.841489	$1.049431	1,177,980
Subaccount Inception Date January 12, 2004	2008	$1.448062	$0.841489	917,280
	2007	$1.221131	$1.448062	1,919,598
	2006	$1.176320	$1.221131	1,646,757
	2005	$1.101150	$1.176320	1,944,035
	2004	$1.000000	$1.101150	1,015,581

Transamerica Munder Net50 VP – Service Class(6)	2009	$0.708128	$1.206031	617,297
Subaccount Inception Date January 12, 2004	2008	$1.273977	$0.708128	409,500
	2007	$1.105021	$1.273977	1,102,923
	2006	$1.122641	$1.105021	698,522
	2005	$1.055163	$1.122641	917,299
	2004	$1.000000	$1.055163	567,215

Transamerica PIMCO Total Return VP – Service Class	2009	$1.081866	$1.236202	8,636,720
Subaccount Inception Date January 12, 2004	2008	$1.130727	$1.081866	5,695,389
	2007	$1.052809	$1.130727	3,668,990
	2006	$1.026438	$1.052809	3,244,087
	2005	$1.019031	$1.026438	3,128,295
	2004	$1.000000	$1.019031	1,557,580

93

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Service Class(2)	2009	$0.859702	$1.062225	1,729,662
Subaccount Inception Date January 12, 2004	2008	$1.364963	$0.859702	2,262,817
	2007	$1.341767	$1.364963	3,688,324
	2006	$1.144975	$1.341767	2,769,242
	2005	$1.117290	$1.144975	2,437,694
	2004	$1.000000	$1.117290	1,033,205

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.789033	$1.077466	1,138,297
Subaccount Inception Date January 12, 2004	2008	$1.256895	$0.789033	917,479
	2007	$1.165265	$1.256895	1,582,641
	2006	$1.142228	$1.165265	1,212,018
	2005	$1.048051	$1.142228	1,494,414
	2004	$1.000000	$1.048051	883,026

Transamerica Templeton Global VP – Service Class(6)	2009	$0.808899	$1.020876	1,247,228
Subaccount Inception Date January 12, 2004	2008	$1.458466	$0.808899	1,376,764
	2007	$1.285029	$1.458466	2,273,632
	2006	$1.098945	$1.285029	2,083,649
	2005	$1.038135	$1.098945	776,214
	2004	$1.000000	$1.038135	326,218

Transamerica Third Avenue Value VP – Service Class	2009	$0.911125	$1.209910	3,854,329
Subaccount Inception Date January 12, 2004	2008	$1.572021	$0.911125	4,696,913
	2007	$1.577675	$1.572021	8,632,013
	2006	$1.380259	$1.577675	8,186,835
	2005	$1.180178	$1.380259	5,480,587
	2004	$1.000000	$1.180178	1,738,042

Transamerica Efficient Markets VP – Service Class	2009	$1.037124	$1.206694	42,717
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.037124	0

Transamerica Balanced VP – Service Class(7)	2009	$0.918880	$1.142370	2,146,226
Subaccount Inception Date January 12, 2004	2008	$1.380569	$0.918880	1,914,602
	2007	$1.233614	$1.380569	1,583,382
	2006	$1.149166	$1.233614	760,319
	2005	$1.079942	$1.149166	334,405
	2004	$1.000000	$1.079942	181,833

Transamerica Convertible Securities VP – Service Class	2009	$0.872141	$1.129257	617,199
Subaccount Inception Date January 12, 2004	2008	$1.402377	$0.872141	737,976
	2007	$1.201056	$1.402377	1,904,266
	2006	$1.099509	$1.201056	1,788,393
	2005	$1.075663	$1.099509	1,757,514
	2004	$1.000000	$1.075663	566,998

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$0.846908	$1.077628	3,207,310
Subaccount Inception Date January 12, 2004	2008	$1.593982	$0.846908	3,508,848
	2007	$1.391553	$1.593982	4,986,942
	2006	$1.300564	$1.391553	4,668,529
	2005	$1.132991	$1.300564	2,107,846
	2004	$1.000000	$1.132991	1,309,387

Transamerica Growth Opportunities VP – Service Class	2009	$0.949725	$1.279903	975,673
Subaccount Inception Date January 12, 2004	2008	$1.632524	$0.949725	1,083,646
	2007	$1.347477	$1.632524	2,104,212
	2006	$1.301223	$1.347477	1,551,162
	2005	$1.136968	$1.301223	1,187,706
	2004	$1.000000	$1.136968	601,677

94

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Transamerica Money Market VP – Service Class	2009	$1.084126	$1.070326	13,164,034
Subaccount Inception Date January 12, 2004	2008	$1.075000	$1.084126	23,668,884
	2007	$1.039507	$1.075000	8,460,721
	2006	$1.007928	$1.039507	3,306,453
	2005	$0.994856	$1.007928	2,316,834
	2004	$1.000000	$0.994856	1,604,429

Transamerica Science & Technology VP – Service Class(6)	2009	$0.674129	$1.050705	662,927
Subaccount Inception Date January 12, 2004	2008	$1.335741	$0.674129	474,088
	2007	$1.021278	$1.335741	943,173
	2006	$1.026695	$1.021278	93,610
	2005	$1.021023	$1.026695	44,141
	2004	$1.000000	$1.021023	46,702

Transamerica Small/Mid Cap Value VP – Service Class	2009	$1.045417	$1.474729	3,373,496
Subaccount Inception Date May 1, 2004	2008	$1.796565	$1.045417	3,669,319
	2007	$1.463168	$1.796565	5,518,761
	2006	$1.258018	$1.463168	3,818,567
	2005	$1.125134	$1.258018	2,243,702
	2004	$1.000000	$1.125134	287,684

Transamerica U.S. Government Securities VP – Service Class	2009	$1.141583	$1.174238	10,579,416
Subaccount Inception Date January 12, 2004	2008	$1.076633	$1.141583	11,470,969
	2007	$1.031095	$1.076633	594,485
	2006	$1.013462	$1.031095	911,468
	2005	$1.006658	$1.013462	766,510
	2004	$1.000000	$1.006658	344,681

Transamerica Value Balanced VP – Service Class(7)	2009	$0.917655	$1.115547	869,443
Subaccount Inception Date January 12, 2004	2008	$1.341495	$0.917655	860,096
	2007	$1.276531	$1.341495	1,675,351
	2006	$1.124023	$1.276531	1,528,939
	2005	$1.072028	$1.124023	1,914,056
	2004	$1.000000	$1.072028	1,636,832

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999965	$0.998480	0

Transamerica Index 50 VP – Service Class	2009	$0.818886	$0.942001	361,443
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.818886	310,818

Transamerica Index 75 VP – Service Class	2009	$0.722717	$0.878829	551,347
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.722717	421,062

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999965	$1.024441	0

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(9)	2009	$0.750786	$1.186730	847,896
Subaccount Inception Date January 12, 2004	2008	$1.420047	$0.750786	669,749
	2007	$1.176887	$1.420047	1,043,065
	2006	$1.087808	$1.176887	405,818
	2005	$1.026824	$1.087808	260,663
	2004	$1.000000	$1.026824	135,312

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.141583	$1.174238	41,410,009
Subaccount Inception Date January 12, 2004	2008	$1.076633	$1.141583	62,862,336
	2007	$1.031095	$1.076633	2,244,597
	2006	$1.013462	$1.031095	30,086
	2005	$1.006658	$1.013462	46,321
	2004	$1.000000	$1.006658	2,844

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.013273	$1.242394	232,383
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.013273	77,336

95

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Fidelity VIP Index 500 Portfolio – Service Class 2	2009	$0.814015	$1.014915	787,033
Subaccount Inception Date January 12, 2004	2008	$1.312266	$0.814015	574,153
	2007	$1.263927	$1.312266	1,132,105
	2006	$1.109095	$1.263927	876,922
	2005	$1.074523	$1.109095	364,432
	2004	$1.000000	$1.074523	270,086

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.990582	$1.269985	701,176
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.990582	7,896

ProFund VP Asia 30	2009	$0.567641	$0.864074	1,169,932
Subaccount Inception Date September 6, 2007	2008	$1.169336	$0.567641	476,431
	2007	$1.000000	$1.169336	491,315

ProFund VP Basic Materials	2009	$0.533535	$0.855207	1,271,782
Subaccount Inception Date September 6, 2007	2008	$1.112700	$0.533535	486,474
	2007	$1.000000	$1.112700	856,967

ProFund VP Bull	2009	$0.589355	$0.723421	2,306,402
Subaccount Inception Date June 21, 2007	2008	$0.957874	$0.589355	3,992
	2007	$1.000000	$0.957874	22,732

ProFund VP Consumer Services	2009	$0.620240	$0.800882	22,598
Subaccount Inception Date September 6, 2007	2008	$0.915722	$0.620240	38,408
	2007	$1.000000	$0.915722	0

ProFund VP Emerging Markets	2009	$0.565446	$0.906276	2,082,840
Subaccount Inception Date September 6, 2007	2008	$1.147797	$0.565446	174,997
	2007	$1.000000	$1.147797	209,777

ProFund VP Europe 30	2009	$0.569124	$0.743248	68,744
Subaccount Inception Date September 6, 2007	2008	$1.029646	$0.569124	27,149
	2007	$1.000000	$1.029646	695,548

ProFund VP Falling US Dollar	2009	$0.991242	$1.010960	162,756
Subaccount Inception Date September 6, 2007	2008	$1.058302	$0.991242	175,557
	2007	$1.000000	$1.058302	49,043

ProFund VP Financials	2009	$0.421999	$0.479116	680,213
Subaccount Inception Date September 6, 2007	2008	$0.864405	$0.421999	384,176
	2007	$1.000000	$0.864405	23,762

ProFund VP International	2009	$0.554657	$0.682484	1,458,316
Subaccount Inception Date September 6, 2007	2008	$1.010646	$0.554657	11,974
	2007	$1.000000	$1.010646	18,956

ProFund VP Japan	2009	$0.533087	$0.580609	5,229
Subaccount Inception Date September 6, 2007	2008	$0.912928	$0.533087	14,432
	2007	$1.000000	$0.912928	0

ProFund VP Mid-Cap	2009	$0.593652	$0.778698	838,864
Subaccount Inception Date September 6, 2007	2008	$0.975794	$0.593652	235,212
	2007	$1.000000	$0.975794	0

ProFund VP Money Market	2009	$1.007222	$0.994592	3,690,152
Subaccount Inception Date June 21, 2007	2008	$1.011855	$1.007222	4,565,949
	2007	$1.000000	$1.011855	1,966,107

ProFund VP Oil & Gas	2009	$0.679293	$0.774516	1,577,975
Subaccount Inception Date September 6, 2007	2008	$1.091443	$0.679293	809,746
	2007	$1.000000	$1.091443	401,354

ProFund VP NASDAQ-100	2009	$0.603784	$0.906025	367,261
Subaccount Inception Date June 21, 2007	2008	$1.063447	$0.603784	114,283
	2007	$1.000000	$1.063447	66,698

96

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
ProFund VP Pharmaceuticals	2009	$0.794498	$0.916821	59,774
Subaccount Inception Date September 6, 2007	2008	$0.999931	$0.794498	82,400
	2007	$1.000000	$0.999931	0

ProFund VP Precious Metals	2009	$0.805369	$1.075912	1,050,600
Subaccount Inception Date September 6, 2007	2008	$1.178332	$0.805369	903,744
	2007	$1.000000	$1.178332	512,678

ProFund VP Short Emerging Markets	2009	$1.076147	$0.544809	91,896
Subaccount Inception Date September 6, 2007	2008	$0.824467	$1.076147	282,527
	2007	$1.000000	$0.824467	0

ProFund VP Short International	2009	$1.341935	$0.923560	52,916
Subaccount Inception Date September 6, 2007	2008	$0.983459	$1.341935	147,625
	2007	$1.000000	$0.983459	0

ProFund VP Short NASDAQ-100	2009	$1.423786	$0.834016	99,546
Subaccount Inception Date September 6, 2007	2008	$0.973485	$1.423786	150,916
	2007	$1.000000	$0.973485	13,824

ProFund VP Short Small-Cap	2009	$1.327218	$0.886036	26,879
Subaccount Inception Date June 21, 2007	2008	$1.083578	$1.327218	105,204
	2007	$1.000000	$1.083578	30,149

ProFund VP Small-Cap	2009	$0.578142	$0.719496	48,614
Subaccount Inception Date June 21, 2007	2008	$0.906677	$0.578142	8,293
	2007	$1.000000	$0.906677	0

ProFund VP Small-Cap Value	2009	$0.627040	$0.745282	208,202
Subaccount Inception Date September 6, 2007	2008	$0.916408	$0.627040	222,563
	2007	$1.000000	$0.916408	0

ProFund VP Telecommunications	2009	$0.617806	$0.654521	33,296
Subaccount Inception Date September 6, 2007	2008	$0.954360	$0.617806	18,117
	2007	$1.000000	$0.954360	2,474

ProFund VP UltraSmall-Cap	2009	$0.296014	$0.409624	150,889
Subaccount Inception Date September 6, 2007	2008	$0.886857	$0.296014	16,508
	2007	$1.000000	$0.886857	0

ProFund VP U.S. Government Plus	2009	$1.599956	$1.064222	337,636
Subaccount Inception Date September 6, 2007	2008	$1.082268	$1.599956	565,710
	2007	$1.000000	$1.082268	217,734

ProFund VP Utilities	2009	$0.735283	$0.803768	877,599
Subaccount Inception Date September 6, 2007	2008	$1.074825	$0.735283	348,603
	2007	$1.000000	$1.074825	759,474

Access VP High Yield FundSM	2009	$0.970485	$1.120067	636,396
Subaccount Inception Date September 6, 2007	2008	$1.031031	$0.970485	473,462
	2007	$1.000000	$1.031031	2,972

Subaccount	Year	1.25%
		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.961384	$1.185987	15,502,489
Subaccount Inception Date January 12, 2004	2008	$1.238522	$0.961384	14,037,704
	2007	$1.181464	$1.238522	14,733,665
	2006	$1.095988	$1.181464	14,430,621
	2005	$1.056719	$1.095988	12,235,089
	2004	$1.000000	$1.056719	7,503,001

97

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.25%
		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Growth VP – Service Class	2009	$0.872926	$1.116857	15,927,880
Subaccount Inception Date January 12, 2004	2008	$1.467189	$0.872926	17,511,200
	2007	$1.381527	$1.467189	26,847,935
	2006	$1.213363	$1.381527	25,275,163
	2005	$1.097614	$1.213363	20,537,855
	2004	$1.000000	$1.097614	10,035,215

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.968489	$1.207111	33,189,185
Subaccount Inception Date January 12, 2004	2008	$1.328693	$0.968489	31,000,297
	2007	$1.248802	$1.328693	44,798,869
	2006	$1.136894	$1.248802	44,855,307
	2005	$1.074467	$1.136894	38,446,637
	2004	$1.000000	$1.074467	22,424,620

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.934434	$1.180114	61,642,497
Subaccount Inception Date January 12, 2004	2008	$1.410558	$0.934434	55,363,989
	2007	$1.327918	$1.410558	74,341,269
	2006	$1.184151	$1.327918	66,333,637
	2005	$1.092831	$1.184151	45,633,076
	2004	$1.000000	$1.092831	18,940,718

Transamerica International Moderate Growth VP – Service Class	2009	$0.695766	$0.888717	6,096,936
Subaccount Inception Date May 1, 2006	2008	$1.106246	$0.695766	5,478,470
	2007	$1.032458	$1.106246	3,391,652
	2006	$1.000000	$1.032458	1,315,507

Transamerica BlackRock Large Cap Value VP – Service Class(1)(2)	2009	$1.015281	$1.140256	1,791,254
Subaccount Inception Date January 12, 2004	2008	$1.559110	$1.015281	1,200,379
	2007	$1.512915	$1.559110	1,811,798
	2006	$1.313474	$1.512915	2,342,337
	2005	$1.149081	$1.313474	1,053,249
	2004	$1.000000	$1.149081	180,932

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.079416	$1.417950	1,350,507
Subaccount Inception Date January 12, 2004	2008	$1.900683	$1.079416	1,418,373
	2007	$2.067380	$1.900683	2,679,802
	2006	$1.474943	$2.067380	3,805,594
	2005	$1.319407	$1.474943	2,790,656
	2004	$1.000000	$1.319407	1,226,832

Transamerica Federated Market Opportunity VP – Service Class	2009	$1.019485	$1.046616	2,148,782
Subaccount Inception Date January 12, 2004	2008	$1.082598	$1.019485	2,270,517
	2007	$1.038970	$1.082598	3,722,063
	2006	$1.090700	$1.103897	4,817,706
	2005	$1.054486	$1.090700	5,230,056
	2004	$1.000000	$1.054486	2,845,832

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990724	$1.009615	147,783

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995078	$0.983896	22,733

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988977	$1.006769	276,819

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986582	$0.986128	150,599

Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998169	$1.020966	45,886

98

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.25%
		Beginning AUV	Ending AUV	# Units
Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996407	$1.021637	199,805

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997275	$1.022718	47,837

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999966	$1.003976	868,893

Transamerica JPMorgan Core Bond VP – Service Class	2009	$1.152552	$1.245121	2,539,400
Subaccount Inception Date January 12, 2004	2008	$1.108765	$1.152552	1,864,431
	2007	$1.053040	$1.108765	960,657
	2006	$1.028816	$1.053043	1,134,018
	2005	$1.020550	$1.028816	790,305
	2004	$1.000000	$1.020550	578,796

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.792868	$1.012639	666,162
Subaccount Inception Date January 12, 2004	2008	$1.284944	$0.792868	571,446
	2007	$1.247416	$1.284944	1,167,784
	2006	$1.098576	$1.247416	796,705
	2005	$1.077814	$1.098576	1,054,002
	2004	$1.000000	$1.077814	1,591,931

Transamerica Focus VP – Service Class(3)	2009	$0.771946	$0.972590	586,987
Subaccount Inception Date January 12, 2004	2008	$1.231692	$0.771946	674,328
	2007	$1.237717	$1.231692	1,178,963
	2006	$1.059368	$1.237717	1,211,730
	2005	$1.033259	$1.059368	1,239,124
	2004	$1.000000	$1.033259	1,141,234

Transamerica AEGON High Yield Bond VP – Service Class(4)	2009	$0.862263	$1.250662	2,394,617
Subaccount Inception Date January 12, 2004	2008	$1.171341	$0.862263	302,315
	2007	$1.165918	$1.171341	494,975
	2006	$1.067163	$1.165918	1,546,606
	2005	$1.064471	$1.067163	285,552
	2004	$1.000000	$1.064471	280,788

Transamerica MFS International Equity VP – Service Class	2009	$0.641028	$0.837217	678,811
Subaccount Inception Date May 1, 2007	2008	$1.006958	$0.641028	529,812
	2007	$1.000000	$1.006958	583,903

Transamerica Marsico Growth VP – Service Class(5)	2009	$0.843555	$1.052527	568,044
Subaccount Inception Date January 12, 2004	2008	$1.450893	$0.843555	598,898
	2007	$1.222909	$1.450893	689,877
	2006	$1.177448	$1.222909	619,802
	2005	$1.101675	$1.177448	539,799
	2004	$1.000000	$1.101675	389,681

Transamerica Munder Net50 VP – Service Class(6)	2009	$0.709868	$1.209586	480,390
Subaccount Inception Date January 12, 2004	2008	$1.276482	$0.709868	386,105
	2007	$1.106643	$1.276482	421,654
	2006	$1.123731	$1.106643	326,280
	2005	$1.055671	$1.123731	337,135
	2004	$1.000000	$1.055671	316,895

Transamerica PIMCO Total Return VP – Service Class	2009	$1.084505	$1.239836	4,443,066
Subaccount Inception Date January 12, 2004	2008	$1.132924	$1.084505	1,948,494
	2007	$1.054338	$1.132924	1,535,592
	2006	$1.027433	$1.054338	1,379,971
	2005	$1.019517	$1.027433	1,409,730
	2004	$1.000000	$1.019517	647,922

99

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.25%
		Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Service Class(2)	2009	$0.861810	$1.065353	1,319,982
Subaccount Inception Date January 12, 2004	2008	$1.367637	$0.861810	1,122,075
	2007	$1.343728	$1.367637	1,762,404
	2006	$1.146093	$1.343728	1,550,484
	2005	$1.117827	$1.146093	1,791,077
	2004	$1.000000	$1.117827	1,192,977

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.790971	$1.080651	872,475
Subaccount Inception Date January 12, 2004	2008	$1.259355	$0.790971	790,910
	2007	$1.166953	$1.259355	831,582
	2006	$1.143320	$1.166953	1,396,740
	2005	$1.048551	$1.143320	2,664,103
	2004	$1.000000	$1.048551	424,410

Transamerica Templeton Global VP – Service Class(6)	2009	$0.810875	$1.023878	1,174,903
Subaccount Inception Date January 12, 2004	2008	$1.461312	$0.810875	1,246,780
	2007	$1.286892	$1.461312	1,924,779
	2006	$1.100008	$1.286892	1,917,576
	2005	$1.038628	$1.100008	968,060
	2004	$1.000000	$1.038628	986,140

Transamerica Third Avenue Value VP – Service Class	2009	$0.913369	$1.213484	3,043,854
Subaccount Inception Date January 12, 2004	2008	$1.575116	$0.913369	3,077,286
	2007	$1.580003	$1.575116	5,437,812
	2006	$1.381608	$1.580003	5,901,527
	2005	$1.180749	$1.381608	4,569,962
	2004	$1.000000	$1.180749	2,201,142

Transamerica Efficient Markets VP – Service Class	2009	$1.037196	$1.207359	175,912
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.037196	197,061

Transamerica Balanced VP – Service Class(7)	2009	$0.921155	$1.145766	978,220
Subaccount Inception Date January 12, 2004	2008	$1.383300	$0.921155	725,686
	2007	$1.235435	$1.383300	775,121
	2006	$1.150301	$1.235435	643,570
	2005	$1.080469	$1.150301	441,236
	2004	$1.000000	$1.080469	426,075

Transamerica Convertible Securities VP – Service Class	2009	$0.874260	$1.132561	419,572
Subaccount Inception Date January 12, 2004	2008	$1.405090	$0.874260	288,654
	2007	$1.202787	$1.405090	530,552
	2006	$1.100560	$1.202787	530,249
	2005	$1.076169	$1.100560	505,776
	2004	$1.000000	$1.076169	213,495

Transamerica WMC Diversified Growth VP – Service Class(8)	2009	$0.848962	$1.080773	2,979,820
Subaccount Inception Date January 12, 2004	2008	$1.597073	$0.848962	2,886,962
	2007	$1.393568	$1.597073	4,966,750
	2006	$1.301820	$1.393568	5,004,670
	2005	$1.133532	$1.301820	3,094,460
	2004	$1.000000	$1.133532	2,090,656

Transamerica Growth Opportunities VP – Service Class	2009	$0.952072	$1.283725	924,593
Subaccount Inception Date January 12, 2004	2008	$1.635742	$0.952072	869,552
	2007	$1.349470	$1.635742	1,161,648
	2006	$1.302497	$1.349470	1,128,273
	2005	$1.137520	$1.302497	898,940
	2004	$1.000000	$1.137520	590,910

100

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.25%
		Beginning AUV	Ending AUV	# Units
Transamerica Money Market VP – Service Class	2009	$1.086807	$1.073504	7,115,831
Subaccount Inception Date January 12, 2004	2008	$1.077129	$1.086807	12,819,367
	2007	$1.041050	$1.077129	3,860,358
	2006	$1.008922	$1.041050	2,299,227
	2005	$0.995342	$1.008922	3,530,333
	2004	$1.000000	$0.995342	3,399,298

Transamerica Science & Technology VP – Service Class(6)	2009	$0.675774	$1.053802	325,481
Subaccount Inception Date January 12, 2004	2008	$1.338358	$0.675774	145,102
	2007	$1.022769	$1.338358	478,138
	2006	$1.027685	$1.022769	94,125
	2005	$1.021512	$1.027685	104,006
	2004	$1.000000	$1.021512	115,795

Transamerica Small/Mid Cap Value VP – Service Class	2009	$1.047827	$1.478853	1,964,794
Subaccount Inception Date May 1, 2004	2008	$1.799817	$1.047827	1,674,005
	2007	$1.465093	$1.799817	2,852,907
	2006	$1.259050	$1.465093	1,606,608
	2005	$1.125499	$1.259050	1,612,485
	2004	$1.000000	$1.125499	280,786

Transamerica U.S. Government Securities VP – Service Class	2009	$1.144422	$1.177734	3,275,827
Subaccount Inception Date January 12, 2004	2008	$1.078770	$1.144422	3,687,242
	2007	$1.032619	$1.078770	574,423
	2006	$1.014459	$1.032619	385,218
	2005	$1.007147	$1.014459	384,076
	2004	$1.000000	$1.007147	525,455

Transamerica Value Balanced VP – Service Class(7)	2009	$0.919930	$1.118861	506,080
Subaccount Inception Date January 12, 2004	2008	$1.344145	$0.919930	493,153
	2007	$1.278416	$1.344145	642,026
	2006	$1.125117	$1.278416	669,707
	2005	$1.072534	$1.125117	835,699
	2004	$1.000000	$1.072534	408,280

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999966	$0.998540	0

Transamerica Index 50 VP – Service Class	2009	$0.819159	$0.942791	99,721
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.819159	2,879

Transamerica Index 75 VP – Service Class	2009	$0.722951	$0.879543	744,138
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.722951	571,628

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999966	$1.024505	0

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(9)	2009	$0.752635	$1.190239	1,002,759
Subaccount Inception Date January 12, 2004	2008	$1.422831	$0.752635	932,011
	2007	$1.178603	$1.422831	1,235,573
	2006	$1.088865	$1.178603	1,142,007
	2005	$1.027325	$1.088865	914,108
	2004	$1.000000	$1.027325	846,034

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.144422	$1.177734	22,528,930
Subaccount Inception Date January 12, 2004	2008	$1.078770	$1.144422	39,589,434
	2007	$1.032619	$1.078770	1,112,969
	2006	$1.014459	$1.032619	28,050
	2005	$1.007147	$1.014459	10,986
	2004	$1.000000	$1.007147	0

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.013344	$1.243091	244,935
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.013344	0

101

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.25%
		Beginning AUV	Ending AUV	# Units
Fidelity VIP Index 500 Portfolio – Service Class 2	2009	$0.816018	$1.017906	1,965,013
Subaccount Inception Date January 12, 2004	2008	$1.314839	$0.816018	1,464,748
	2007	$1.265780	$1.314839	1,171,464
	2006	$1.110169	$1.265780	773,524
	2005	$1.075035	$1.110169	702,915
	2004	$1.000000	$1.075035	382,634

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.990648	$1.270689	382,637
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.990648	208,139

ProFund VP Asia 30	2009	$0.568013	$0.865066	1,049,044
Subaccount Inception Date September 6, 2007	2008	$1.169526	$0.568013	212,811
	2007	$1.000000	$1.169526	288,851

ProFund VP Basic Materials	2009	$0.533888	$0.856179	857,842
Subaccount Inception Date September 6, 2007	2008	$1.112879	$0.533888	382,888
	2007	$1.000000	$1.112879	842,640

ProFund VP Bull	2009	$0.589809	$0.724345	2,125,316
Subaccount Inception Date June 21, 2007	2008	$0.958122	$0.589809	211,856
	2007	$1.000000	$0.958122	138,272

ProFund VP Consumer Services	2009	$0.620653	$0.801823	7,840
Subaccount Inception Date September 6, 2007	2008	$0.915866	$0.620653	756
	2007	$1.000000	$0.915866	0

ProFund VP Emerging Markets	2009	$0.565820	$0.907315	1,537,458
Subaccount Inception Date September 6, 2007	2008	$1.147982	$0.565820	239,872
	2007	$1.000000	$1.147982	91,400

ProFund VP Europe 30	2009	$0.569495	$0.744107	97,662
Subaccount Inception Date September 6, 2007	2008	$1.029815	$0.569495	10,721
	2007	$1.000000	$1.029815	1,187,307

ProFund VP Falling US Dollar	2009	$0.991895	$1.012123	116,465
Subaccount Inception Date September 6, 2007	2008	$1.058469	$0.991895	62,681
	2007	$1.000000	$1.058469	18,740

ProFund VP Financials	2009	$0.422279	$0.479671	303,789
Subaccount Inception Date September 6, 2007	2008	$0.864541	$0.422279	344,881
	2007	$1.000000	$0.864541	2,573

ProFund VP International	2009	$0.555013	$0.683262	1,321,653
Subaccount Inception Date September 6, 2007	2008	$1.010814	$0.555013	102,857
	2007	$1.000000	$1.010814	65,581

ProFund VP Japan	2009	$0.533450	$0.581286	683,516
Subaccount Inception Date September 6, 2007	2008	$0.913075	$0.533450	4,825
	2007	$1.000000	$0.913075	45,859

ProFund VP Mid-Cap	2009	$0.594038	$0.779583	457,573
Subaccount Inception Date September 6, 2007	2008	$0.975945	$0.594038	179,947
	2007	$1.000000	$0.975945	0

ProFund VP Money Market	2009	$1.007962	$0.995824	3,643,672
Subaccount Inception Date June 21, 2007	2008	$1.012111	$1.007962	9,062,041
	2007	$1.000000	$1.012111	7,426,750

ProFund VP Oil & Gas	2009	$0.679741	$0.775399	1,176,034
Subaccount Inception Date September 6, 2007	2008	$1.091613	$0.679741	926,455
	2007	$1.000000	$1.091613	307,483

ProFund VP NASDAQ-100	2009	$0.604236	$0.907150	39,919
Subaccount Inception Date June 21, 2007	2008	$1.063719	$0.604236	311,304
	2007	$1.000000	$1.063719	51,137

102

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.25%
		Beginning AUV	Ending AUV	# Units
ProFund VP Pharmaceuticals	2009	$0.795015	$0.917860	35,954
Subaccount Inception Date September 6, 2007	2008	$1.000086	$0.795015	104,014
	2007	$1.000000	$1.000086	0

ProFund VP Precious Metals	2009	$0.805899	$1.077132	623,819
Subaccount Inception Date September 6, 2007	2008	$1.178522	$0.805899	481,357
	2007	$1.000000	$1.178522	54,506

ProFund VP Short Emerging Markets	2009	$1.076853	$0.545435	57,774
Subaccount Inception Date September 6, 2007	2008	$0.824593	$1.076853	91,631
	2007	$1.000000	$0.824593	0

ProFund VP Short International	2009	$1.342812	$0.924617	48,016
Subaccount Inception Date September 6, 2007	2008	$0.983612	$1.342812	151,606
	2007	$1.000000	$0.983612	16,120

ProFund VP Short NASDAQ-100	2009	$1.424720	$0.834974	40,870
Subaccount Inception Date September 6, 2007	2008	$0.973637	$1.424720	127,728
	2007	$1.000000	$0.973637	14,232

ProFund VP Short Small-Cap	2009	$1.328218	$0.887140	29,070
Subaccount Inception Date June 21, 2007	2008	$1.083859	$1.328218	45,742
	2007	$1.000000	$1.083859	13,154

ProFund VP Small-Cap	2009	$0.578583	$0.720411	46,922
Subaccount Inception Date June 21, 2007	2008	$0.906913	$0.578583	5,946
	2007	$1.000000	$0.906913	8,258

ProFund VP Small-Cap Value	2009	$0.627447	$0.746137	123,972
Subaccount Inception Date September 6, 2007	2008	$0.916559	$0.627447	192,472
	2007	$1.000000	$0.916559	20,893

ProFund VP Telecommunications	2009	$0.618208	$0.655268	0
Subaccount Inception Date September 6, 2007	2008	$0.954517	$0.618208	1,170
	2007	$1.000000	$0.954517	1,170

ProFund VP UltraSmall-Cap	2009	$0.296207	$0.410092	86,391
Subaccount Inception Date September 6, 2007	2008	$0.887004	$0.296207	51,388
	2007	$1.000000	$0.887004	0

ProFund VP U.S. Government Plus	2009	$1.601015	$1.065458	217,807
Subaccount Inception Date September 6, 2007	2008	$1.082444	$1.601015	408,948
	2007	$1.000000	$1.082444	595,500

ProFund VP Utilities	2009	$0.735767	$0.804692	532,225
Subaccount Inception Date September 6, 2007	2008	$1.074995	$0.735767	430,863
	2007	$1.000000	$1.074995	1,362,559

Access VP High Yield FundSM	2009	$0.971112	$1.121335	2,014,855
Subaccount Inception Date September 6, 2007	2008	$1.031187	$0.971112	2,581,435
	2007	$1.000000	$1.031187	0

(1)	Transamerica Capital Guardian Value VP merged into Transamerica BlackRock Large Cap Value VP.
(2)	Transamerica T. Rowe Price Equity Income VP merged into Transamerica BlackRock Large Cap Value VP.
(3)	Formerly known as Transamerica Legg Mason Partners All Cap VP.
(4)	Formerly known as Transamerica MFS High Yield VP.
(5)	Transamerica Marsico Growth VP merged into Transamerica Jennison Growth VP.
(6)

Transamerica Science & Technology VP and Transamerica Munder Net50 VP merged into Transamerica Templeton Global VP. On the same day Transamerica Templeton Global VP changed its name to Transamerica Diversified Equity VP.

(7)	Transamerica Value Balanced VP merged into Transamerica Balanced VP.
(8)	Formerly known as Transamerica Equity VP.
(9)	Formerly known as Transamerica Van Kampen Mid-Cap Growth VP.

The Transamerica Jennison Growth VP had not commenced operations as of December 31, 2009, therefore, comparable data is not available.

103

FINANCIAL STATEMENTS AND SCHEDULES– STATUTORY BASIS

Western Reserve Life Assurance Co. of Ohio

Years Ended December 31, 2009, 2008 and 2007

Western Reserve Life Assurance Co. of Ohio

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2009, 2008 and 2007

Report of Independent Registered Public Accounting Firm

The Board of Directors

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (the Company) as of December 31, 2009 and 2008, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2009. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2009 and 2008, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2009.

A member firm of Ernst & Young Global Limited

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2009 and 2008, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2009, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, at December 31, 2009 Western Reserve Life Assurance Co. of Ohio changed its accounting for deferred income taxes in accordance with Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10. Also, as discussed in Note 1 to the financial statements, during 2009 Western Reserve Life Assurance Co. of Ohio changed its accounting for investments in loan-backed and structured securities in accordance with SSAP No. 43R, Loan-backed and structured Securities. As discussed in Note 2 to the financial statements, at December 31, 2008 Western Reserve Life Assurance Co. of Ohio, with the permission of the Ohio Superintendent of Insurance, changed its policy for deferred income taxes.

March 31, 2010

2

Western Reserve Life Assurance Co. of Ohio

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2009	2008
Admitted assets
Cash and invested assets:
Bonds	$781,754	$619,733
Preferred stocks	—	4,545
Common stocks of affiliated entities (cost: 2009 - $22,017 and 2008 - $21,422)	32,187	26,092
Mortgage loans on real estate	12,505	12,754
Home office properties	37,082	37,806
Cash, cash equivalents and short-term investments	149,150	279,506
Policy loans	378,683	411,020
Invested asset receivable	—	25,399
Other invested assets	6,363	8,351

Total cash and invested assets	1,397,724	1,425,206

Net deferred income tax asset	142,940	76,045
Premiums deferred and uncollected	3,480	4,431
Reinsurance receivable	3,374	3,293
Federal income tax recoverable	2,317	75,192
Receivable from parent, subsidiaries and affiliates	18,156	81,614
Investment income due and accrued	8,073	7,577
Cash surrender value of life insurance policies	68,798	66,323
Due from broker	—	104,605
Other admitted assets	11,318	7,954
Separate account assets	7,165,201	6,275,403

Total admitted assets	$8,821,381	$8,127,643

3

	December 31
	2009	2008
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,107,951	$1,113,616
Annuity	608,644	621,785
Accident and health	811	39
Life policy and contract claim reserves	19,998	22,480
Liability for deposit-type contracts	15,141	14,520
Other policyholders’ funds	40	43
Interest maintenance reserve	25,879	19,586
Remittances and items not allocated	24,099	6,916
Transfers from separate accounts due or accrued	(619,014)	(719,097)
Asset valuation reserve	8,484	4,380
Reinsurance in unauthorized companies	15,923	1,174
Funds held under coinsurance and other reinsurance treaties	4,913	121,095
Payable to parent, subsidiaries and affiliates	22,517	65,264
Amounts incurred under modified coinsurance agreements	21,469	35,317
Unearned investment income	9,933	10,551
Disbursement payable - contract termination	—	225,843
Other liabilities	26,246	28,636
Separate account liabilities	7,165,201	6,275,403

Total liabilities	8,458,235	7,847,551

Capital and surplus:
Common stock, $1.00 par value, 3,000,000 shares authorized and 2,500,000 shares issued and outstanding	2,500	2,500
Aggregate write-ins for other than special surplus funds	46,066	45,322
Paid-in surplus	149,627	149,634
Unassigned surplus	164,953	82,636

Total capital and surplus	363,146	280,092

Total liabilities and capital and surplus	$8,821,381	$8,127,643

See accompanying notes.

4

Western Reserve Life Assurance Co. of Ohio

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2009	2008	2007
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$503,548	$574,562	$583,890
Annuity	151,428	213,833	429,894
Accident and health	1,275	447	—
Net investment income	48,371	71,623	68,832
Amortization of interest maintenance reserve	(83)	(443)	(510)
Commissions and expense allowances on reinsurance ceded	43,776	(11,229)	11,826
Reserve adjustments on reinsurance ceded	(29,698)	1,982,087	10,216
Income from fees associated with investment management, administration and contract guarantees for separate accounts	342,329	113,994	137,410
Income earned on company owned life insurance	2,474	2,367	2,323
Income from administrative service agreement with affiliate	21,446	30,230	38,629
Other	5,754	6,616	6,130

	1,090,620	2,984,087	1,288,640
Benefits and expenses:
Benefits paid or provided for:
Life	82,897	83,678	74,138
Surrender benefits	696,517	1,124,340	1,206,556
Annuity benefits	28,748	46,871	49,912
Other benefits	2,487	1,860	1,564
Increase (decrease) in aggregate reserves for policies and contracts:
Life	(5,665)	57,874	69,337
Annuity	(13,141)	25,756	(40,543)
Accident and health	772	39	—

	792,615	1,340,418	1,360,964
Insurance expenses:
Commissions	122,960	162,635	174,497
General insurance expenses	98,958	110,328	111,553
Taxes, licenses and fees	18,938	17,089	20,455
Net transfers from separate accounts	(124,118)	(540,274)	(576,044)
Initial premium on Modco reinsurance transaction	—	2,006,918	—
Other expenses	571	1,086	947

	117,309	1,757,782	(268,592)

Total benefits and expenses	909,924	3,098,200	1,092,372

Gain (loss) from operations before dividends to policyholders, federal income tax (benefit) expense and net realized capital gains (losses) on investments	180,696	(114,113)	196,268
Dividends to policyholders	26	27	27

Gain (loss) from operations before federal income tax (benefit) expense and net realized capital gains (losses) on investments	180,670	(114,140)	196,241
Federal income tax (benefit) expense	40,751	(54,644)	61,963

Gain (loss) from operations before net realized capital gains (losses) on investments	139,919	(59,496)	134,278
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(24,264)	368	(2,623)

Net income (loss)	$115,655	$(59,128)	$131,655

See accompanying notes.

5

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Aggregate Write-ins for Other than Special Surplus Funds	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2007	$2,500	$—	$151,781	$312,817	$467,098
Net income	—	—	—	131,655	131,655
Change in net unrealized capital gains and losses, net of tax	—	—	—	638	638
Change in non admitted assets	—	—	—	(6,561)	(6,561)
Change in asset valuation reserve	—	—	—	(1,238)	(1,238)
Change in net deferred income tax asset	—	—	—	8,842	8,842
Dividend to stockholder	—	—	—	(110,000)	(110,000)
Surplus effect of reinsurance transaction	—	—	—	(1,209)	(1,209)
Contributed surplus related to stock appreciation rights plans of indirect parent	—	—	(522)	—	(522)

Balance at December 31, 2007	2,500	—	151,259	334,944	488,703
Net loss	—	—	—	(59,128)	(59,128)
Change in net unrealized capital gains and losses, net of tax	—	—	—	1,738	1,738
Change in non admitted assets	—	—	—	7,856	7,856
Change in asset valuation reserve	—	—	—	2,716	2,716
Change in liability for reinsurance in unauthorized companies	—	—	—	(1,174)	(1,174)
Dividend to stockholder	—	—	—	(200,000)	(200,000)
Change in net deferred income tax asset	—	—	—	(7,619)	(7,619)
Surplus effect of reinsurance transaction	—	—	—	3,543	3,543
Increase in admitted deferred tax attributable to use of permitted practice	—	45,322	—	—	45,322
Correction of interest on taxes	—	—	—	(240)	(240)
Contributed surplus related to stock appreciation rights plans of indirect parent	—	—	(1,625)	—	(1,625)

Balance at December 31, 2008	$2,500	$45,322	$149,634	$82,636	$280,092

6

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Aggregate Write-ins for Other than Special Surplus Funds	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus

Balance at December 31, 2008	$2,500	$45,322	$149,634	$82,636	$280,092
Cumulative effect of changes in accounting principles	—	—	—	(6)	(6)
Net income	—	—	—	115,655	115,655
Change in net unrealized capital gains and losses, net of tax	—	—	—	161	161
Change in non admitted assets	—	—	—	49,263	49,263
Change in asset valuation reserve	—	—	—	(4,104)	(4,104)
Change in liability for reinsurance in unauthorized companies	—	—	—	(14,749)	(14,749)
Dividend to stockholder	—	—	—	(65,000)	(65,000)
Change in net deferred income tax asset	—	—	—	9,428	9,428
Surplus effect of reinsurance transaction	—	—	—	(8,331)	(8,331)
Decrease in admitted deferred tax attributable to expiration of permitted practice	—	(45,322)	—	—	(45,322)
Increase in admitted deferred tax asset pursuant to SSAP No. 10R	—	46,066	—	—	46,066
Contributed surplus related to stock appreciation rights plans of indirect parent	—	—	(7)	—	(7)

Balance at December 31, 2009	$2,500	$46,066	$149,627	$164,953	$363,146

See accompanying notes.

7

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2009	2008	2007
Operating activities
Premiums collected, net of reinsurance	$656,731	$789,337	$1,014,138
Net investment income received	50,766	76,682	73,854
Miscellaneous income received	363,740	152,105	204,010
Benefit and loss related payments	(806,244)	(1,243,327)	(1,333,939)
Commissions, expenses paid and aggregate write-ins for deductions	(362,277)	(293,143)	(311,221)
Net transfers to separate accounts and protected cell amounts	224,204	709,586	619,060
Dividends paid to policyholders	(26)	(27)	(27)
Federal and foreign income taxes paid	31,637	(33,143)	(69,082)

Net cash provided by operating activities	158,531	158,070	196,793

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	521,007	331,923	393,160
Mortgage loans on real estate	279	11,740	1,058
Other invested assets	790	—	—
Miscellaneous proceeds	25,645	8,250	7

Total investment proceeds	547,721	351,913	394,225

Costs of investments acquired:
Bonds	(681,228)	(234,428)	(467,479)
Common stocks	(594)	(763)	(758)
Mortgage loans on real estate	(29)	—	—
Real estate	(166)	(122)	(36)
Other invested assets	(1,751)	(669)	(1,335)
Miscellaneous applications	(17,933)	(38)	(4,506)

Total cost of investments acquired	(701,701)	(236,020)	(474,114)
Net decrease (increase) in policy loans	32,337	(176)	(66,063)

Net cost of investments acquired	(669,364)	(236,196)	(540,177)

Net cash provided by (used in) investing activities	(121,643)	115,717	(145,952)

8

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2009	2008	2007
Financing and miscellaneous activities
Cash provided (applied):
Borrowed funds returned	—	—	(18,791)
Net deposits (withdrawals) on deposit-type contracts and other insurance liabilities	74	(1,973)	(835)
Dividends to stockholder	(65,000)	(200,000)	(110,000)
Funds held under reinsurance treaty with unauthorized reinsurers	(116,182)	104,554	446
Receivable from parent, subsidiaries and affiliates	63,458	(65,609)	15,574
Payable to parent, subsidiaries and affiliates	(42,747)	27,372	(3,370)
Other cash (applied) provided	(6,847)	95,742	(539)

Net cash used in financing and miscellaneous activities	(167,244)	(39,914)	(117,515)

Net increase (decrease) in cash, cash equivalents and short-term investments	(130,356)	233,873	(66,674)

Cash, cash equivalents and short-term investments:
Beginning of year	279,506	45,633	112,307

End of year	$149,150	$279,506	$45,633

See accompanying notes.

9

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2009

1. Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of AEGON USA, LLC (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company’s products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company’s new life insurance, and a portion of new annuities, are written through an affiliated marketing organization.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Prior to 2008, fair value for statutory purposes was based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP was based on indexes, third party pricing services, brokers

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external fund managers and internal models. In 2008, the NAIC adopted a regulation allowing insurance companies to report the fair value determined by the SVO or determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security. An other-than-temporary impairment is also considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value. Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to the undiscounted estimated future cash flows.

For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the balance sheet date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in Other Comprehensive Income (OCI), net of applicable taxes. Prior to 2009, if it was determined that a decline

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in fair value was other-than-temporary, the cost basis of the security was written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

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Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, principally the nonadmitted portion of deferred income tax assets and agent debit balances, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

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1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

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Deferred Income Taxes: Effective December 31, 2009, the Company began computing deferred income taxes in accordance with Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10, discussed in further detail in the Recent Accounting Pronouncement section of this note. Under SSAP 10R, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) of the deferred tax assets and liabilities. The remaining deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: If collateral is restricted and not available for the general use of the Company, an asset and related liability are not recorded on the balance sheet. However, if the collateral is not restricted and is available for general use, the Company is required to record the asset and related liability. Under GAAP, the asset and related liability must be recorded for collateral under the control of the Company, regardless of any restrictions on the collateral.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

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Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Non-redeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO, and the related net unrealized gains (losses) are reported in unassigned surplus with any adjustment for federal income taxes.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. During 2009, the classification of these securities was changed by the NAIC so that they are now to be reported as bonds. Previously, hybrid securities were not classified as debt by the SVO and were reported as preferred stock. As a result, effective January 1, 2009, hybrid securities with a carrying value of $4,545 were reclassified from preferred stock to bonds. The 2008 hybrid security balances remain reported as preferred stock and have not been reclassified in the 2008 balance sheet. These securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

There are no restrictions on common or preferred stock.

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Home office properties are reported at cost less allowances for depreciation. Depreciation of home office properties is computed principally by the straight-line method.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances. Other “admitted assets” are valued principally at cost.

Investments in Low Income Housing Tax Credit (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, preferred and common stocks are credited or charged directly to unassigned surplus.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other-than-temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken for all investments other than loan-backed or structured securities, which are reduced to the present value of expected cash flows where the Company has the ability and intent to hold the security until recovery. Such reductions in carrying value are recognized as realized losses on investments.

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Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. The Company did not exclude any investment income due and accrued for the year ended December 31, 2009, with respect to such practices. Investment income due and accrued of $6 has been excluded for the year ended December 31, 2008, with respect to such practices.

Derivative Instruments

Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

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The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

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Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include supplemental contracts and certain annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits or changes in reserve in the statement of operations.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Separate Accounts

Separate accounts held by the Company primarily represent funds which are administered for individual variable universal life and variable annuity contracts. Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets consist of shares in funds, considered common stock investments, which are valued daily and carried at fair value. The separate accounts, held for individual policyholders, do not have any minimum guarantees, and the investment risks associated with the fair value changes are borne entirely by the policyholder.

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Western Reserve Life Assurance Co. of Ohio

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The Company received variable contract premiums of $456,377, $732,493 and $910,067, in 2009, 2008 and 2007, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the fair value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received $342,329, $113,994 and $137,410, in 2009, 2008 and 2007, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2009, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the fair value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by AEGON. In accordance with Statement of SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded a benefit of $7, $1,628 and $832 for the years ended December 31, 2009, 2008 and 2007, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $3 and $310 for years ended December 31, 2008 and 2007, respectively. The Company did not record an adjustment to surplus for the income tax effect related to these plans at December 31, 2009.

Recent Accounting Pronouncements

Effective December 31, 2009, the Company began computing deferred income taxes in accordance with SSAP No. 10R. This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. This statement temporarily replaces SSAP No. 10, Income Taxes. Under SSAP No. 10R, gross deferred tax assets (DTAs) shall be admitted in an amount equal to

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the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year and the lesser of the amount of adjusted gross DTAs, expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating system software and any net positive goodwill that can be offset against existing gross deferred income tax liabilities (DTLs) after considering the character. If the Company’s risk-based capital level (RBC) is above 250% where an action level could occur as a result of a trend test, the Company may elect to admit a higher amount of adjusted gross DTAs. When elected, additional DTAs are admitted for taxes paid in prior years that can be recovered through loss carryback provisions for existing temporary differences that reverse within three years of the balance sheet date and the lesser of the remaining gross DTAs expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any positive net goodwill plus the amount of remaining gross DTAs that can be offset against DTLs after considering the character (i.e., ordinary versus capital) of the DTAs and DTLs. Prior to the adoption of SSAP No. 10R, the Company obtained permission from the state of Ohio to compute deferred income taxes using a permitted practice, which is discussed in detail in Note 2 – Prescribed and Permitted Statutory Accounting Practices. The election of the permitted practice at December 31, 2008 resulted in an increase to surplus of $45,322, which has been reflected as an aggregate write-in for other than special surplus funds. At December 31, 2009, the Company elected to admit additional deferred tax assets pursuant to SSAP No. 10R. The cumulative effect of the election of this statement is the difference between the calculation of the admitted DTA per SSAP No. 10R and the SSAP No. 10 methodology at December 31, 2009 as the use of the permitted practice expired as of December 15, 2009. As a result of this election, surplus increased by a cumulative effect of $46,066 at December 31, 2009, which has been reflected as an aggregate write-in for other than special surplus funds on the 2009 financial statements.

Effective December 31, 2009 the Company adopted amendments to SSAP No. 9, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The guidance requires the disclosure of the date through which an entity has evaluated subsequent events and whether that date represents the date the financial statements were issued or were available to be issued. The adoption did not impact the Company’s results of operations or financial position. See Note 13 for further discussion of the Company’s consideration of subsequent events.

Effective September 30, 2009, the Company adopted SSAP No. 43R, Loan-backed and Structured Securities. This statement establishes statutory accounting principles for investments in loan-backed securities and structured securities. The SSAP

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supersedes SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments and paragraph 13 of SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. SSAP No. 43R changes the accounting for other-than-temporary impairments (OTTI). If the Company intends to sell a security or lacks the intent or ability to hold the security until it recovers to its amortized cost basis, the security shall be written down to its fair value. If the Company does not expect to recover the entire amortized cost basis of a security, an OTTI shall be recognized as a realized loss equal to the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the effective interest rate as outlined in the SSAP. Prior to the adoption of SSAP No. 43R, loan-backed and structured securities were accounted for in accordance with SSAP No. 43, which called for those securities to be impaired and written down using undiscounted cash flows. The cumulative effect of the adoption of this standard is the difference between the present value of expected cash flows for securities identified as having an OTTI compared with their amortized cost basis as of July 1, 2009. This change in accounting principle reduced surplus by a net amount of $10 ($6 net of tax), which includes impairments of $4,270 offset by NAIC 6 rated securities that were already reported at lower of cost or market at the time of the implementation of SSAP No. 43R of $4,260, which have been removed from the component of change in net unrealized gains/losses.

In September 2008, the NAIC issued SSAP No. 99. This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI. Prior to SSAP No. 99, the Company’s investments in OTTI were reported in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities. The Company adopted SSAP No. 99 on January 1, 2009. The adoption of this statement was accounted for prospectively and therefore there was no impact to the Company’s financials at adoption.

Reclassifications

Certain reclassifications have been made to the 2008 and 2007 financial statements to conform to the 2009 presentation.

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2. Prescribed and Permitted Statutory Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed by the Insurance Department of the State of Ohio. The Insurance Department of the State of Ohio recognizes only statutory accounting practices prescribed or permitted by the State of Ohio for determining and reporting the financial condition and results of operation of an insurance company for determining its solvency under Ohio Insurance Law. The NAIC Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio.

At December 31, 2008, the Company, with the permission of the Ohio Superintendent of Insurance, determined the admitted amount of deferred income tax assets pursuant to Ohio Bulletin 2009-04. Bulletin 2009-04 increased the realization period for purposes of determining the admissibility of deferred tax assets in accordance with the requirements of SSAP No. 10, Income Taxes, Paragraph 10(b)(i) from one year to three years from the balance sheet date and expanded the limit on net deferred tax assets for Paragraph 10(b)(ii) from 10% of adjusted capital and surplus to 15%. The Company did not utilize this permitted practice during 2009 and instead opted to calculate deferred income taxes using the provisions of SSAP No. 10R.

A reconciliation of the Company’s net income (loss) and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Ohio is shown below :

	2009	2008	2007
Net Income (Loss), State of Ohio Basis	$115,655	$(59,128)	$131,655
State permitted practices (Income)	—	—	—

Net Income (Loss), NAIC SAP	$115,655	$(59,128)	$131,655

Statutory Surplus, State of Ohio Basis	$363,146	$280,092	$488,703
State permitted practices (Surplus)	—	(45,322)	—

Statutory Surplus, NAIC SAP	$363,146	$234,770	$488,703

3. Accounting Changes and Corrections of Errors

Effective January 1, 2008, the Company modified the way it recorded interest on income taxes. Prior to January 1, 2008, interest on income taxes was included as a net amount (after federal tax benefit) within federal and foreign income taxes recoverable. Effective January 1, 2008, the gross amount of interest was included in taxes, licenses, and fees due and accrued, which is part of other liabilities, and the related deferred tax asset was included in net deferred income tax asset. The Company reported a decrease in unassigned surplus of $240 as of January 1, 2008 related to this change.

24

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

Bonds and Preferred Stocks: Prior to 2008, fair values for bonds and preferred stocks were based on the price published by the SVO, if available. In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: Carrying value of policy loans approximates their fair value.

Derivative Financial Instruments: The estimated fair values of interest rate swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The carrying amounts of these items are included in the liability section of the balance sheet.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts approximate their fair values.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Separate Account Annuity Liabilities: Separate account annuity liabilities are based upon the fair value of the related separate account assets.

25

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Receivable from/Payable to Parent, Subsidiaries, and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2009		2008
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments, other than affiliates	$122,150	$122,150	$279,506	$279,506
Short-term notes receivable from affiliates	27,000	27,000	—	—
Bonds, other than affiliates	781,754	749,414	619,733	563,150
Preferred stocks, other than affiliates	—	—	4,545	3,580
Mortgage loans on real estate, other than affiliates	12,505	10,128	12,754	11,545
Policy loans	378,683	378,683	411,020	411,020
Receivable from parent, subsidiaries and affiliates	18,156	18,156	81,614	81,614
Separate account assets	7,165,201	7,165,201	6,275,403	6,275,403

Liabilities
Investment contract liabilities	620,245	612,594	632,369	631,698
Deposit-type contracts	15,141	15,141	14,520	14,520
Interest rate swaps	748	748	—	—
Payable to parent, subsidiaries and affiliates	22,517	22,517	65,264	65,264
Separate account annuity liabilities	4,045,708	4,045,708	3,654,589	3,654,589

26

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Included in the Company’s financial statements are certain investment-related financial instruments that are carried at fair value on a recurring basis. The Company also holds other financial instruments that are measured at fair value on a non-recurring basis; including impaired financial instruments, such as bonds and preferred stock that are carried at the lower of cost or fair value. Under Statutory Accounting practice, the Company calculates the fair value of affiliated common stock based on the equity method of accounting; as such, it is not included in the following fair value measurement disclosure.

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by Accounting Standards Codification 820, Fair Value Measurements and Disclosures (formerly Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements). The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

27

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

	a)	Quoted prices for similar assets or liabilities in active markets

	b)	Quoted prices for identical or similar assets or liabilities in non-active markets

	c)	Inputs other than quoted market prices that are observable

	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Financial assets and liabilities measured at fair value on a recurring basis

The following tables provide information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2009 and 2008.

	2009
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments (a)	$—	$124,197	$—	$124,197
Separate Account assets (b)	7,165,201	—	—	7,165,201

Total assets at fair value	$7,165,201	$124,197	$—	$7,289,398

Liabilities:
Derivative liabilities	$—	$748	$—	$748

Total liabilities at fair value	$—	$748	$—	$748

28

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

	2008
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments (a)	$—	$271,302	$790	$272,092
Separate Account assets (b)	6,275,403	—	—	6,275,403

Total assets	$6,275,403	$271,302	$790	$6,547,495

(a)	Short-term investments are carried at amortized cost; which approximates fair value.
( b )	Separate Accounts assets are carried at the net asset value provided by the fund managers.

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

During 2009 and 2008, the Company reported the following assets in Level 3 on a recurring basis.

Short-term Investments
Balance at January 1, 2009	$790
Net sales	(790)

Balance at December 31, 2009	$—

Total gains/losses included in income attributable to instruments held at the reporting date	$—

Short-term Investments
Balance at January 1, 2008	$2,199
Change in realized gains/losses included in net income	1,409

Balance at December 31, 2008	$790

Total gains/losses included in income attributable to instruments held at the reporting date	$1,409

29

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Assets measured at fair value on a non-recurring basis

The Company reports certain assets at fair value on a non-recurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). As of December 31, 2009 and 2008, the Company reported the following assets at fair value on a non-recurring basis.

Description	December 31, 2009	Level 1	Level 2	Level 3	Total Gains (Losses)
Fixed maturities	$908	$—	$344	$564	$(5,456)

Description	December 31, 2008	Level 1	Level 2	Level 3	Total Gains (Losses)
Fixed maturities	$1,692	$—	$—	$1,692	$—

Level 3 Financial Assets

In certain circumstances, the Company will obtain non-binding quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investment will be classified as Level 2. If not, the investment is classified as Level 3 due to the lack of transparency into the broker’s valuation process.

Bonds, which have a designation of NAIC 6, are considered to be at or near default and are carried at the lower of cost or fair value. Furthermore, beginning December 31, 2009, a new process was implemented by the NAIC to determine the designation for certain non-agency residential mortgage-backed securities (RMBS). Under this process, the designation for these securities is based on two steps. Those securities whose designation is an NAIC 6 in the first step are also carried at the lower of cost or fair value.

30

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments

The carrying amount and estimated fair value of investments in bonds and preferred stock are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2009
Unaffiliated bonds:
United States Government and agencies	$42,811	$365	$—	$2,784	$40,392
State, municipal and other government	11,425	285	579	7	11,124
Hybrid securities	9,974	723	102	—	10,595
Industrial and miscellaneous	344,063	6,716	1,081	2,540	347,158
Mortgage and other asset-backed securities	373,481	965	31,647	2,654	340,145

	$781,754	$9,054	$33,409	$7,985	$749,414

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2008
Unaffiliated bonds:
United States Government and agencies	$97,307	$30,939	$—	$—	$128,246
State, municipal and other government	4,477	—	661	377	3,439
Industrial and miscellaneous	222,912	779	7,927	12,189	203,575
Mortgage and other asset-backed securities	295,037	1,120	46,570	21,697	227,890

	619,733	32,838	55,158	34,263	563,150
Unaffiliated preferred stocks	4,545	—	832	133	3,580

	$624,278	$32,838	$55,990	$34,396	$566,730

The Company held bonds at December 31, 2009 and 2008 with a carrying value of $1,344 and $2,482 and an amortized cost of $1,520 and $4,553, respectively, that have an NAIC rating of 6 and which are not considered to be other-than-temporarily impaired. These bonds are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

31

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2009 and 2008, respectively, for securities in an unrealized loss position greater than or equal to twelve months, the Company held 61 and 68 securities with a carrying amount of $157,040 and $202,928 and an unrealized loss of $33,409 and $55,990, with an average price of 78.7 and 72.4 (fair value/amortized cost). Of this portfolio, 81.04% and 88.42% were investment grade with associated unrealized losses of $23,639 and $43,441, respectively.

At December 31, 2009 and 2008, respectively, for securities that have been in a continuous loss position for less than twelve months, the Company held 63 and 95 securities with a carrying amount of $290,130 and $219,972 and an unrealized loss of $7,985 and $34,396 with an average price of 97.3 and 84.4 (fair value/amortized cost). Of this portfolio, 99.40% and 91.71% were investment grade with associated unrealized losses of $7,808 and $30,889, respectively.

The estimated fair value of bonds and preferred stocks with gross unrealized losses at December 31, 2009 and 2008 are as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2009
Unaffiliated bonds:
United States Government and agencies	$—	$34,772	$34,772
State, municipal and other government	1,593	810	2,403
Hybrid securities	385	—	385
Industrial and miscellaneous	11,631	167,139	178,770
Mortgage and other asset-backed securities	110,022	79,424	189,446

	$123,631	$282,145	$405,776

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2008
Unaffiliated bonds:
United States Government and agencies	$5	$—	$5
State, municipal and other government	1,240	2,200	3,440
Industrial and miscellaneous	40,345	119,101	159,446
Mortgage and other asset-backed securities	102,537	63,506	166,043

	144,127	184,807	328,934
Unaffiliated preferred stocks	2,811	769	3,580

	$146,938	$185,576	$332,514

32

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The carrying amount and estimated fair value of bonds at December 31, 2009, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Carrying Value	Estimated Fair Value
Due in one year or less	$15,137	$15,267
Due after one year through five years	182,549	184,845
Due after five years through ten years	165,636	162,923
Due after ten years	44,951	46,234

	$408,273	$409,269
Mortgage and other asset-backed securities	373,481	340,145

	$781,754	$749,414

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in affect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. For asset-backed securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other-than-temporarily impaired.

At December 31, 2009, the Company’s commercial mortgage-backed securities (CMBS) portfolio had a fair value of $61,302 and a carrying value of $72,522, resulting in a gross unrealized loss of $11,220. CMBS are securitizations of underlying pools of mortgages on commercial real estate. The underlying mortgages have varying risk characteristics and are pooled together and sold in different rated tranches. The Company’s CMBS includes conduit and single borrower mortgages.

33

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

All CMBS securities are monitored and modeled under base and several stress-case scenarios by asset specialists. For conduit securities, a widely recognized industry modeling software is used to perform a loan-by-loan, bottom-up analysis. For non-conduit securities a CMBS asset specialist works closely with the Company’s real estate valuation group to determine underlying asset valuation and risk. Both methodologies incorporate external estimates on the property market, capital markets, property cash flows, and loan structure. Results are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

Most of the securities in an unrealized loss position are rated investment grade. As the remaining unrealized losses in the CMBS portfolio relate to holdings where the Company expects to receive full principal and interest and the Company does not have the intent to sell and does have the intent and ability to hold the security, the Company does not consider the underlying investments to be impaired as of December 31, 2009.

Sub-prime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company does not sell or buy sub-prime mortgages directly. The Company’s exposure to sub-prime mortgages is through asset-backed securities (ABS). These securities are pools of mortgages that have been securitized and offered to investors as asset-backed securities, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660 at issuance. Therefore, the ABS has been classified by the Company as a sub-prime mortgage position. Also included in the Company’s total sub-prime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have sub-prime FICO scores; however, the Company has included these ABS in its sub-prime position as it is the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to sub-prime borrowers outside of the ABS structures.

The Company became cautious of the structural aspects of the mezzanine classes in 2002 and stopped purchasing the mezzanine tranches with an original Nationally Recognized Statistical Rating Organization (NRSRO) rating at issuance of ‘A’ or lower in 2003. Beginning in 2003, the Company began actively selling mezzanine positions as market spreads tightened, continued to upgrade the portfolio and reduced relative exposure to the sector as underwriting deteriorated.

34

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

All ABS-housing securities are monitored and reviewed on a monthly basis with detailed cash flow models using the current collateral pool and capital structure on each portfolio quarterly. Model output is generated under base and several stress-case scenarios. ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. The ABS-housing models incorporate external estimates on property valuations, borrower characteristics, propensity of a borrower to default or prepay and the overall security structure. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Recent payment history, a percentage of on-going delinquency rates and a constant prepayment rate are also incorporated into the model. Once the entire pool is modeled, the results are closely analyzed by the asset specialist to determine whether or not the Company’s particular tranche or holding is at risk for payment interruption. If cash flow models indicate a credit event will impact future cash flows, and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

The actual cost, carrying amount and fair value of the Company’s sub-prime mortgage-backed ABS holdings at December 31, 2009 are $48,205, $43,240 and $33,365, respectively. At December 31, 2008, the actual cost, carrying amount and fair value of the Company’s sub-prime mortgage-backed ABS holdings were $66,543, $66,514 and $49,487, respectively.

35

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Aggregate totals for loan-backed securities with a recognized OTTI during the current reporting period are shown below classified on the basis of the OTTI:

	Amortized Cost Basis Before OTTI	OTTI Recognized Through Income
		Interest	Non-interest	Fair Value
OTTI recognized based on:
Intent to sell	$5,539	$—	$1,739	$3,800

Total OTTI on loan-backed securities	$5,539	$—	$1,739	$3,800

	Carrying Value Amortized Cost Before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value
3rd quarter present value of cash flows expected to be less than the amortized cost basis	$5,304	$5,153	$151	$5,153	$3,041
4th quarter present value of cash flows expected to be less than the amortized cost basis	5,876	4,121	1,755	4,121	4,035

Aggregate total	$11,180	$9,274	$1,906	$9,274	$7,076

The following loan-backed and structured securities which continue to be held at December 31, 2009 had a recognized OTTI during the year then ended:

CUSIP	Carrying Value Amortized Cost Before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value	Quarter in which Impairment Occurred
35729PPC8	$8,535	$4,352	$4,183	$4,352	$145	3Q 2009	*
225470FJ7	265	261	4	261	150	3Q 2009	*
225470T94	52	50	2	50	25	3Q 2009	*
225470FJ7	261	252	9	252	168	3Q 2009
225470FJ7	243	242	1	242	179	4Q 2009
225470T94	49	42	7	42	30	4Q 2009
225470U27	46	37	9	37	26	4Q 2009

*	The impairment amount was recorded as a part of the cumulative effect of adoption of SSAP No. 43R and was not reflected in the income statement in the current period.

36

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The unrealized losses of loan-backed securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings at December 31, 2009 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months

Continuous unrealized loss	$36,617	$2,829
Fair value of security with continuous unrealized loss	110,365	79,988

Detail of net investment income is presented below:

	Year Ended December 31
	2009	2008	2007
Income:
Bonds	$26,167	$36,265	$32,953
Preferred stocks	—	258	264
Common stocks	3,850	8,085	6,160
Mortgage loans on real estate	727	1,705	1,501
Real estate	4,562	4,562	7,243
Policy loans	21,407	23,746	22,127
Cash, cash equivalents and short-term investments	1,283	4,194	9,852
Derivatives	(105)	—	—
Other invested assets	(2,750)	(2,677)	(2,995)
Other	175	2,534	492

Gross investment income	55,316	78,672	77,597
Less investment expenses	6,945	7,049	8,765

Net investment income	$48,371	$71,623	$68,832

Investment expenses include expenses for the occupancy of company-owned property of $3,827, $3,949 and $3,759 during 2009, 2008 and 2007, respectively, as well as depreciation expense on these properties of $890, for each of the last three years.

37

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Proceeds from sales and other disposals of bonds and preferred stocks, excluding maturities, and related gross realized gains and losses were as follows:

	Year Ended December 31
	2009	2008	2007

Proceeds	$515,107	$308,079	$372,675

Gross realized gains	11,744	35,518	2,154
Gross realized losses	(1,798)	(11,977)	(2,426)

Net realized capital gains (losses)	$9,946	$23,541	$(272)

The Company had gross realized losses of $8,814 and $4,739 in 2009 and 2008, respectively, which relate to losses recognized on other-than-temporary declines in fair values of bonds. The Company did not have gross realized losses in 2007 related to losses recognized on other-than-temporary declines in fair values of bonds.

At December 31, 2009, bonds with an aggregate carrying value of $4,013 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2009	2008	2007

Bonds	$4,488	$23,541	$(272)
Cash, cash equivalents, and short-term investments	4	(1,508)	(1,230)
Derivatives	(22,205)	9,756	(2,240)
Other	146	1	(164)

	(17,567)	31,790	(3,906)
Federal income tax effect	(487)	(12,066)	1,106
Transfer to (from) interest maintenance reserve	(6,210)	(19,356)	177

Net realized capital gains (losses) on investments	$(24,264)	$368	$(2,623)

38

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2009, the Company had recorded investments in restructured securities of $740. The capital losses taken as a direct result of restructures in 2009 were $782. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure-related losses and are accounted for as a realized loss, reducing the cost basis of the security involved. The Company did not have any recorded investments in restructured securities at December 31, 2008.

The changes in net unrealized capital gains and losses on investments were as follows:

	Change in Unrealized
	Year Ended December 31
	2009	2008	2007

Bonds	$(7,336)	$(2,070)	$—
Common stocks	5,500	932	638
Derivatives	(748)	—	—
Other invested assets	(130)	—	—

Change in unrealized capital gains (losses)	$(2,714)	$(1,138)	$638

Gross unrealized gains (losses) on common stocks of affiliated entities were as follows:

	December 31
	2009	2008

Unrealized gains	$12,729	$7,229
Unrealized losses	(2,559)	(2,559)

Net unrealized gains	$10,170	$4,670

During 2009 and 2008, the Company did not issue any mortgage loans.

During 2009, 2008 and 2007, no mortgage loans were foreclosed and transferred to real estate. At December 31, 2009, 2008 and 2007, the Company held a mortgage loan loss reserve in the asset valuation reserve of $48, $61 and $233, respectively.

At December 31, 2009, the Company had four LIHTC. The remaining years of unexpired tax credits ranged from two to eleven and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from six to fifteen years. The amount of contingent equity commitments expected to be paid during the years 2010 to 2012 is $1,056. The Company has no contingent equity commitments related to LIHTC beyond the year 2012. There were no impairment losses, write-downs or reclassifications during 2009 related to these credits.

39

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2008, the Company had three LIHTC. The remaining years of unexpired tax credits ranged from three to nine and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from seven to thirteen years. The amount of contingent equity commitments expected to be paid during the years 2009 to 2013 is $1,491. There were no impairment losses, write-downs or reclassifications during 2008 related to these credits.

The following table provides the carrying value of state transferable tax credits gross of any related tax liabilities and total transferable tax credits by state and in total as of December 31, 2009:

Description of State Transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$655	$1,223

Total		$655	$1,223

*	The unused amount reflects credits that the Company deems will be realizable in the period from 2010 to 2014.

The Company estimated the utilization of the remaining state transferable tax credits by projecting future tax liability based on projected premium, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

The Company issues products providing the customer a return based on various global equity market indices. The Company uses global future contracts and/or options to hedge the liability option risk associated with these products.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of swaps is represented by the fair value contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets instead. At December 31, 2009, the Company does not have any contracts, aggregated at a counterparty level, with a positive fair value. At December 31, 2009, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amount to $748.

40

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2009, the Company has recorded $(748) for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss. At December 31, 2008, the Company did not have any derivative instruments utilized for hedging purposes that did not qualify for hedge accounting.

The Company did not recognize any unrealized gains or losses during 2009 or 2008 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The Company uses variance swaps to reduce market risk in minimum guarantee equity index contracts arising from mismatches between assets and liabilities. A variance swap is an arrangement whereby two parties (counterparties) enter into an agreement to pay a specified amount upon termination, an amount linked to the underlying index. The final fair value is calculated by using the combination of the value of the underlying at termination, the value of the variance swap at initiation multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract. Periodic interest payments and a final payout upon termination can be made by either party.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

At December 31, 2009, the Company had outstanding receive fixed - pay fixed swaps with a notional amount of $5. The Company did not have any outstanding derivative financial instruments at December 31, 2008.

Under exchange traded futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post a variation margin on a daily basis in an amount equal to the difference in the daily fair values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange. The Company recognized net realized gains (losses) from futures contracts in the amount of $(22,205), $9,756 and $(2,240) for the years ended December 31, 2009, 2008 and 2007, respectively.

41

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Open futures contracts at December 31, 2009 and 2008 were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value

December 31, 2009
459	S&P 500 March 2010 Futures	$124,886	$125,564

December 31, 2008
913	S&P 500 March 2009 Futures	$203,614	$205,448

6. Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

Premiums earned reflect the following reinsurance ceded amounts for the year ended December 31:

	Year Ended December 31
	2009	2008	2007

Direct premiums	$769,801	$990,717	$1,084,449
Reinsurance assumed - affiliated	3,557	3,730	3,853
Reinsurance ceded - affiliated	(71,735)	(170,903)	(48,572)
Reinsurance ceded - non-affiliated	(45,372)	(34,702)	(25,946)

Net premiums earned	$656,251	$788,842	$1,013,784

The Company received reinsurance recoveries in the amount of $69,659, $40,858 and $37,977 during 2009, 2008 and 2007, respectively. At December 31, 2009 and 2008, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $18,173 and $19,752, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2009 and 2008 of $315,335 and $266,490, respectively. As of December 31, 2009 and 2008, the amount of reserve credits for reinsurance ceded that represented unauthorized affiliated companies were $265,816 and $224,853, respectively.

42

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

The Company would experience no reduction in surplus at December 31, 2009 if all reinsurance agreements were cancelled.

The Company has entered into an indemnity reinsurance agreement effective December 31, 2008, with Transamerica International Re (Bermuda) Ltd. (TIRe), an affiliate of the Company, to cede on a 100% quota share basis the net liabilities associated with certain of the Company’s variable annuity products on a coinsurance and modified coinsurance basis. The Company ceded reserves on a coinsurance basis of $133,875, received consideration of $12,780 and established a funds withheld liability of $121,095. The pretax gain of $12,780 ($8,307 on a net of tax basis) has been reclassified to equity in accordance with SSAP 61, Life, Deposit-Type and Accident and Health Reinsurance. The Company ceded general account and separate account reserves on a modified coinsurance basis of $303,642 and $1,703,276, respectively. An initial reinsurance premium equal to the reserves ceded was recorded, resulting in no gain or loss on the modified coinsurance portion on this transaction. The Company amortized $8,307 into earnings with a corresponding charge to unassigned surplus during 2009. At December 31, 2009 and 2008, the Company holds collateral in the form of letters of credit of $26,000 and $95,000, respectively, from the assuming company.

Effective October 1, 2008 the Company recaptured various guaranteed minimum death benefit riders included in certain of its variable annuity contracts that were previously ceded to TIRe, an affiliate, under a 2001 reinsurance agreement. The Company released a funds withheld liability of $14,716 associated with this business and paid recapture consideration of $36,703. Reserves recaptured included $71,423 of GMDB reserves and $1,927 of claim reserves. The resulting pretax loss of $95,337 was included in the Summary of Operations in accordance with SSAP 61. In addition, the unamortized pre-tax ceded gain held by the Company in unassigned surplus resulting from the original reinsurance transaction was released into income in the amount of $5,925 ($3,851 net of tax). Prior to this transaction, the Company had amortized $1,367 and $1,823 on a pre-tax basis ($889 and $1,185 on a net of tax basis) into earnings for 2008 and 2007, respectively, with a corresponding charge to unassigned surplus.

During 2006, the Company entered into a reinsurance agreement with Transamerica International Reinsurance Ireland, Ltd. (TIRI) an affiliate, to retrocede an inforce block of term life business effective January 1, 2006. The difference between the initial commission expense allowance received of $700 and ceded reserves of $332 resulted in an initial transaction gain of $368, which was credited to unassigned surplus on a net of tax basis in the amount of $240, in accordance with SSAP No. 61. For each of the years ended December 31, 2009, 2008 and 2007, the Company amortized $24 into earnings with a corresponding charge to unassigned surplus.

43

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

During 2007, the Company recaptured the risks related to the universal life business that was previously ceded to TIRI on a funds withheld basis. The Company paid recapture consideration of $525 and received $81 for assets recaptured related to the block. Reserves recaptured included $5,453 in life reserves and $30 in other claim reserves, resulting in a net pre-tax loss of $5,927, which is included in the statement of operations.

Letters of credit held for all unauthorized reinsurers as of December 31, 2009 and 2008 were $77,700 and $131,155, respectively.

7. Income Taxes

The net deferred income tax asset at December 31, 2009 and 2008 and the change from the prior year are comprised of the following components:

	December 31
	2009			2008
	Ordinary	Capital	Total	Total	Change
Total gross deferred income tax assets	$222,914	$9,193	$232,107	$232,610	$(503)
Statutory valuation allowance adjustment	—	(4,817)	(4,817)	—	(4,817)

Adjusted gross deferred income tax assets	222,914	4,376	227,290	232,610	(5,320)
Total deferred income tax liabilities	27,714	645	28,359	41,169	(12,810)

Net deferred income tax asset	195,200	3,731	198,931	191,441	7,490
Deferred income tax asset nonadmitted	54,382	1,609	55,991	115,396	(59,405)

Net admitted deferred income tax asset	$140,818	$2,122	$142,940	$76,045	$66,895

44

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The main components of deferred income tax amounts are as follows:

	December 31
	2009	2008	Change
Deferred income tax assets
Investments	$9,193	$4,934	$4,259
Nonadmitted assets	7,039	5,587	1,452
Proxy DAC	88,949	92,162	(3,213)
Reserves	115,089	123,324	(8,235)
Other	11,837	6,603	5,234

Total gross deferred income tax assets	232,107	232,610	(503)
Statutory valuation allowance adjustment	4,817	—	4,817

Total adjusted gross deferred income tax assets	227,290	232,610	(5,320)

Deferred income tax assets nonadmitted	55,991	115,396	(59,405)

Total admitted deferred income tax assets	171,299	117,214	54,085

Deferred tax liabilities
§807(f) adjustment	27,686	39,919	(12,233)
Other	673	1,250	(577)

Total deferred tax liabilities	28,359	41,169	(12,810)

Net admitted deferred tax asset	$142,940	$76,045	$66,895

The valuation allowance for deferred tax assets as of December 31, 2009 was $4,817. The Company did not have a valuation allowance for deferred tax assets as of December 31, 2008. The valuation allowance is primarily related to deferred tax assets of a capital character that in the judgment of management, are not more likely than not to be realized.

45

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The change in net deferred income tax assets is as follows:

	December 31
	2009			2008
	Ordinary	Capital	Total	Total	Change

Net deferred income tax asset	$195,200	$3,731	$198,931	$191,441	$7,490

Tax effect of unrealized losses					(2,875)
Prior period adjustment - unrealized losses					(4)

Change in net deferred income tax asset					$4,611

	December 31
	2008	2007
	Total	Total	Change
Net deferred income tax asset	$191,441	$196,184	$(4,743)

Tax effect of unrealized losses			(2,876)

Change in net deferred income tax asset			$(7,619)

Nonadmitted deferred tax assets increased (decreased) $(59,405), $(49,909) and $8,490 for 2009, 2008 and 2007, respectively.

46

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

As discussed in Note 1, the Company has elected to admit deferred tax assets pursuant to SSAP No. 10R, paragraph 10.e. for the 2009 reporting period. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No.10R is as follows:

	December 31
	2009			2008
	Ordinary	Capital	Total	Total	Change
Admitted under paragraph 10.a.	$88,809	$1,595	$90,404	$30,723	$59,681
Admitted under paragraph 10.b.i.	6,355	114	6,469	—	6,469
Admitted under paragraph 10.b.ii.	—	—	—	—	—
Admitted under paragraph 10.c.	27,714	646	28,360	41,169	(12,809)

Total admitted under paragraph 10.a. - 10.c.	$122,878	$2,355	$125,233	$71,892	$53,341

Admitted under paragraph 10.e.i.	$102,202	$1,830	$104,032
Admitted under paragraph 10.e.ii.a.	—	—	—
Admitted under paragraph 10.e.ii.b.	38,617	290	38,907
Admitted under paragraph 10.e.iii.	27,714	646	28,360

Total admitted under paragraph 10.e.i. - 10.e.iii.	$168,533	$2,766	$171,299

Total increased admitted deferred income tax asset	$45,655	$411	$46,066
Risk-Based Capital Summary:	Under 10.a.-10.c.	Under 10.e.	Change
Admitted deferred income tax assets	$96,874	$142,940	$46,066
Admitted assets	8,775,315	8,821,381	46,066
Statutory surplus	317,080	363,146	46,066
Total adjusted capital	325,565
Authorized control level	44,614

•	10.a. – Federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year
•	10.b.i. – Adjusted gross DTAs, after the application of 10.a., expected to be realized within one year
•	10.b.ii. – 10% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.c. – Adjusted gross DTAs, after the application of 10.a. and 10.b., that can be offset against gross DTLs after considering the character of the DTAs and DTLs
•

10.d. – If the reporting entity’s financial statements and risk-based capital (RBC) calculated using an admitted adjusted gross DTA as the sum of 10.a., 10.b., and 10.c. results in the Company’s RBC level being above the maximum RBC level where an action level could occur as a result of the trend test (i.e., 250%); then the Company may elect to admit a higher amount of adjusted gross DTAs as calculated in paragraph 10.e.

•

10.e.i. – Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years

•	10.e.ii.(a) – Adjusted gross DTAs, after the application of 10.e.i, expected to be realized within three years
•	10.e.ii.(b) – 15% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.e.iii. – Adjusted gross DTAs, after the application of 10.e.i. and 10.e.ii., that can be offset against DTLs after considering the character of the DTAs and DTLs

47

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

At December 31, 2008, as discussed in Note 2 Prescribed and Permitted Statutory Accounting Practices, the Company, with the permission of the Ohio Superintendent of Insurance, determined the admitted amount of deferred income tax assets pursuant to Ohio Bulletin 2009-04. The following charts outline the effect of this permitted practice on the Company’s financial statements:

		3 years		1 year		Change
18 e.	Gross DTAs at Enacted Tax Rate		$232,610		$232,610		$—
	Admitted Gross DTAs (paragraph 10 a.)	$30,723		$30,723		$—
	Admitted Gross DTAs (paragraph 10 b.)	45,322		—		45,322
	Admitted Gross DTAs (paragraph 10 c.)	41,169		41,169		—

	Total Admitted Gross DTAs	117,214	(117,214)	71,892	(71,892)	45,322	(45,322)

	Nonadmitted Gross DTAs		115,396		160,718		(45,322)
	Admitted DTA		117,214		71,892		45,322
	Gross DTL		(41,169)		(41,169)		—

	Net Admitted DTA		$76,045		$30,723		$45,322

18 f.	10 a. - Federal Income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year						$30,723
	10 b.i. - Gross DTAs, after application of 10a. expected to be realized within one year					$—
	10 b.ii. - 10% of adjusted capital and surplus as shown on most recently filed statement					48,943
	Lesser of 10 b.i. or 10 b.ii.						—
	10 c. - Gross DTAs, after 10a. And 10b. That can be offset against gross DTLs						41,169

	Admitted Gross DTAs						71,892
	Gross DTLs						(41,169)

	Net Admitted DTAs						$30,723

10 d.ii. - If the reporting entity’s financial statements and risk-based capital (RBC) calculated using a DTA as the sum of 10 a., 10 b., 10 c. results in the Company’s risk-based capital level being above the maximum risk-based capital level where an action level could occur as a result of a trend test (i.e., 250% for life entities and 300% for property/casualty entities), then the reporting entity may admit a higher amount as calculated in paragraph 10 e.:

	Total adjusted capital using a DTA in accordance with 10 a., 10 b., and 10 c.						$239,472

	Authorized control level						$44,224

	Total adjusted capital exceeds 250% of authorized control level, therefore DTA in accordance with 10 e. may be admitted.

	10 e.i. - Federal Income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year						30,723
	10 e.ii. (a) - Gross DTAs, after application of 10 e.i. expected to be realized within three years					$45,322
	10 e.ii. (b) - 15% of adjusted capital and surplus as shown on most recently filed statement					73,414
	Lesser of 10 e.ii. (a) or 10 e.ii. (b)						45,322
	10 e.iii. - Gross DTAs, after 10 e.i. and 10 e.ii. that can be offset against gross DTLs						41,169

	Admitted Gross DTAs						117,214
	Gross DTLs						(41,169)

	Net Admitted DTAs						$76,045

48

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

Current year income taxes incurred consist of the following major components:

	Year Ended December 31
	2009	2008
Current year tax expense (benefit) on operations	$54,657	$(49,932)
Tax credits	(6,609)	(5,370)
Prior year adjustments	(7,297)	658

Tax expense (benefit) on operations	40,751	(54,644)
Current year tax expense on capital gains (losses)	2,158	12,066
Prior year adjustments	(1,671)	—

Tax expense on capital gains (losses)	487	12,066

Current income taxes incurred	$41,238	$(42,578)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2009	2008	2007
Current income taxes incurred	$41,238	$(42,578)	$60,857
Change in deferred income taxes (without tax on unrealized gains and losses)	(4,611)	7,619	(8,842)

Total income tax reported	$36,627	$(34,959)	$52,015

Income before taxes	$163,103	$(82,350)	$192,335
	35%	35%	35%

Expected income tax expense (benefit) at 35% statutory rate	57,086	(28,823)	67,317

Increase (decrease) in actual tax reported resulting from:
a. Dividends received deduction	(7,455)	(7,490)	(8,946)
b. Tax credits	(4,157)	(5,370)	(3,198)
c. Tax adjustment for IMR	29	155	179
d. Surplus adjustment for in-force ceded	(2,916)	1,240	(423)
e. Nondeductible expenses	40	144	91
f. Deferred tax benefit on other items in surplus	(6,504)	2,912	854
g. Provision to return	(3,380)	(2,923)	(452)
h. Life insurer owned life insurance	(866)	(831)	(887)
i. Dividends from certain foreign corporations	349	773	—
j. Statutory valuation allowance adjustment	4,817	—	—
k. Prior year adjustments	(412)	4,643	(2,964)
l. Other	(4)	611	444

Total income tax reported	$36,627	$(34,959)	$52,015

49

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service.

The Company incurred income taxes during 2009 and 2007 of $51,875 and $57,746, respectively, which will be available for recoupment in the event of future net losses. The Company did not incur income taxes during 2008 which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2009 and 2008 is $1,573 and $773, respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $1,573. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes for the years ended December 31, 2009 and 2008 is $61 and $36, respectively. The total interest payable balance as of December 31, 2009 and 2008 is $97 and $36, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for the years 2001 through 2004 and 2005 through 2006 have been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions. An examination is currently underway for the years 2007 and 2008.

50

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	2009		2008
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal with adjustment:
With market value adjustment	$28,164	1%	$32,391	1%
At book value less surrender charge of 5% or more	77,072	1	69,724	1
At fair value	4,065,802	84	3,696,287	83

Total with adjustment or at market value	4,171,038	86	3,798,402	85
At book value without adjustment (minimal or no charge or adjustment)	451,008	9	428,383	10
Not subject to discretionary withdrawal	240,679	5	235,131	5

Total annuity reserves and deposit liabilities	4,862,725	100%	4,461,916	100%

Less reinsurance ceded	186,734		165,616

Net annuity reserves and deposit liabilities	$4,675,991		$4,296,300

51

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Information regarding the separate accounts of the Company is as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2009	$—	$—	$—	$455,704	$455,704

Reserves for accounts with assets at fair value at December 31, 2009	$—	$—	$—	$6,546,186	$6,546,186

Reserves for separate accounts by withdrawal characteristics at December 31, 2009:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	6,546,186	6,546,186
At book value without market value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	6,546,186	6,546,186
Not subject to discretionary withdrawal	—	—	—	—	—

Total separate account liabilities at December 31, 2009	$—	$—	$—	$6,546,186	$6,546,186

52

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2008	$—	$—	$—	$731,603	$731,603

Reserves for accounts with assets at fair value at December 31, 2008	$—	$—	$—	$5,556,306	$5,556,306

Reserves for separate accounts by withdrawal characteristics at December 31, 2008:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	5,556,306	5,556,306
At book value without market value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	5,556,306	5,556,306
Not subject to discretionary withdrawal	—	—	—	—	—

Total separate account liabilities at December 31, 2008	$—	$—	$—	$5,556,306	$5,556,306

53

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2009	2008	2007
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$456,377	$732,493	$910,067
Transfers from separate accounts	579,406	1,274,005	1,484,712

Net transfers from separate accounts	(123,029)	(541,512)	(574,645)
Other reconciling adjustments	(1,089)	1,238	(1,399)

Net transfers as reported in the summary of operations of the Company	$(124,118)	$(540,274)	$(576,044)

Effective December 31, 2009, the Company adopted Actuarial Guideline XLIII (AG 43). AG 43 specifies statutory reserve requirements for variable annuity contracts with guarantees (VACARVM) and related products. It replaces Actuarial Guidelines 34 and 39. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Covered products include variable annuities with and without benefit guarantees. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits, and guaranteed payout annuity floors. The Aggregate Reserve for contracts falling within the scope of AG 43 is equal to the Conditional Tail Expectation (CTE) Amount, but not less than the Standard Scenario Amount (SSA). The Company reported a decrease in reserves and an increase in net income of $11,412 at December 31, 2009, related to the adoption of AG 43 and changes in the underlying assumptions.

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The Standard Scenario amount was determined using the assumptions and methodology prescribed in AG 43 for determining the Standard Scenario.

54

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

During 2008, for Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

During 2008, for Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

At December 31, 2009 and 2008, the Company had variable annuities with guaranteed living benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2009	Guaranteed Minimum Income Benefit	$1,083,879	$155,091	$138,698
2008	Guaranteed Minimum Income Benefit	$990,339	$104,921	$97,859

At December 31, 2009 and 2008, the Company had variable annuities with guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2009	Guaranteed Minimum Death Benefit	$3,248,771	$214,376	$181,151
2008	Guaranteed Minimum Death Benefit	$3,074,498	$193,360	$157,384

55

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2009 and 2008, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2009
Ordinary direct renewal business	$2,322	$1,156	$3,478
Ordinary new business	2	—	2

	$2,324	$1,156	$3,480

December 31, 2008
Ordinary direct renewal business	$2,796	$1,625	$4,421
Ordinary new business	9	1	10

	$2,805	$1,626	$4,431

At December 31, 2009 and 2008, the Company had insurance in force aggregating $5,012,732 and $3,644,366 respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Ohio Department of Insurance. The Company established policy reserves of $28,044 and $22,357 to cover these deficiencies at December 31, 2009 and 2008, respectively.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

9. Capital and Surplus

The Company is subject to limitations, imposed by the Ohio Department of Insurance, on the payment of dividends to its parent company, AEGON. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) net income for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2010, without the prior approval of insurance regulatory authorities, is $115,655.

56

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Capital and Surplus (continued)

On December 30, 2009, the Company paid a common stock dividend of $65,000 to its parent Company. Of this amount, $23,400 was considered an ordinary dividend and $41,600 was considered an extraordinary dividend. On December 29, 2008 the Company paid a $200,000 common stock dividend to its parent company. Of this amount, $131,600 was considered an ordinary cash dividend and $68,400 was considered an extraordinary dividend. The Company received approval from the Ohio Department of Insurance to make these dividend payments. The Company paid an ordinary common stock dividend of $110,000 to its parent on December 19, 2007.

Life and health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2009, the Company meets the minimum RBC requirements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense allocated to the Company aggregated $1,518, $1,444 and $1,829 for 2009, 2008 and 2007, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $736, $793 and $905 for 2009, 2008 and 2007, respectively.

57

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for 2009, 2008 and 2007 was insignificant. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $201, $143 and $179 for the years ended 2009, 2008 and 2007, respectively.

11. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a Cost Sharing agreement between AEGON companies, providing for services needed. The Company is also party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations by administering the day-to-day real estate and mortgage loan operations of the Company. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2009, 2008 and 2007, the Company paid $100,948, $95,980 and $106,392, respectively, for such services, which approximates their costs to the affiliates. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $21,446, $30,230 and $38,629 from this agreement during 2009, 2008 and 2007, respectively. The Company provides office space, marketing and administrative services to certain affiliates. During 2009, 2008 and 2007, the Company received $87,774, $95,867 and $100,815, respectively, for such services, which approximates their cost.

58

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Related Party Transactions (continued)

Receivables from and payables to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. At December 31, 2009, 2008 and 2007, the Company has a net amount of $(4,361), $16,350 and $(21,887), respectively, due (to) from affiliates. Terms of settlement require that these amounts are settled within 90 days. During 2009, 2008 and 2007, the Company paid net interest of $132, $924 and $1,954, respectively, to affiliates.

At December 31, 2009 the Company had a short-term intercompany note receivable of $27,000 from AEGON due by September 29, 2010 at .25% interest. The Company did not hold any short-term intercompany notes receivable at December 31, 2008. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, this note is reported on the balance sheet as a short-term investment.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2009 and 2008, the cash surrender value of these policies was $68,798 and $66,323, respectively.

12. Commitments and Contingencies

The Company is a party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position or results of operations.

59

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,330 and $3,337 with no offsetting premium tax benefit at December 31, 2009 and 2008, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $58, $36 and $(22) for 2009, 2008 and 2007, respectively.

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned government/other domestic securities, respectively, as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government/other domestic securities, respectively. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security. Cash received is reinvested and is not available for general corporate purposes.

At December 31, 2009, securities in the amount of $31,795 were on loan under securities lending agreements. The collateral the Company received from securities lending was in the form of cash and on open terms. Cash collateral reinvested had a fair value of $32,264 at December 31, 2009. At December 31, 2008, the Company had no securities on loan under securities lending agreements.

The Company has contingent commitments of $1,056 and $1,491 as of December 31, 2009 and 2008, respectively, for LIHTC investments.

60

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Commitments and Contingencies (continued)

The Company is required by the Commodity Futures Trading Commission (CFTC) to maintain assets on deposit with brokers for futures trading activity done on behalf of the Company. The broker has a secured interest with priority in the pledged assets, however, the Company has the right to recall and substitute the pledged assets. At December 31, 2009 and 2008 respectively, the Company pledged assets in the amount of $14,394 and $36,127 to satisfy the requirements of futures trading accounts.

13. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, March 31, 2010, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). As of March 31, 2010, the Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2009.

61

Statutory-Basis Financial

Statement Schedules

Western Reserve Life Assurance Co. of Ohio

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2009

Schedule I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet

Fixed maturities
Bonds:
United States government and government agencies and authorities	$42,811	$40,392	$42,811
States, municipalities and political subdivisions	32,481	32,323	32,481
Foreign governments	11,425	11,124	11,425
Hybrid securities	9,975	10,595	9,975
All other corporate bonds	685,062	654,980	685,062

Total fixed maturities	781,754	749,414	781,754

Mortgage loans on real estate	12,505		12,505
Real estate	37,082		37,082
Policy loans	378,683		378,683
Cash, cash equivalents and short-term investments	122,150		122,150
Other invested assets	6,363		6,363

Total investments	$1,338,537		$1,338,537

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

62

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information

(Dollars in Thousands)

Schedule III

	Future Policy Benefits and Expenses	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims, Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2009
Individual life	$1,091,121	$18,403	$502,238	$30,963	$282,952	$430,307
Group life and health	17,641	513	2,585	474	2,865	3,752
Annuity	608,644	1,082	151,428	16,934	506,798	(316,750)

	$1,717,406	$19,998	$656,251	$48,371	$792,615	$117,309

Year ended December 31, 2008
Individual life	$1,097,394	$20,196	$574,634	$45,656	$370,010	$237,806
Group life and health	16,261	101	375	667	1,473	365
Annuity	621,785	2,183	213,833	25,300	968,935	1,519,611

	$1,735,440	$22,480	$788,842	$71,623	$1,340,418	$1,757,782

Year ended December 31, 2007
Individual life	$1,040,192	$14,956	$583,844	$42,731	$304,367	$241,395
Group life	15,550	100	46	646	915	53
Annuity	596,029	317	429,894	25,455	1,055,682	(510,040)

	$1,651,771	$15,373	$1,013,784	$68,832	$1,360,964	$(268,592)

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

63

Western Reserve Life Assurance Co. of Ohio

Reinsurance

(Dollars in Thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2009
Life insurance in force	$105,354,990	$54,257,827	$16,526,779	$67,623,942	24%

Premiums:
Individual life	$586,466	$87,785	$3,557	$502,238	1%
Group life	14,786	12,201	—	2,585	0%
Annuity	168,549	17,121	—	151,428	0%

	$769,801	$117,107	$3,557	$656,251	1%

Year ended December 31, 2008
Life insurance in force	$102,486,516	$54,034,032	$16,447,344	$64,899,828	25%

Premiums:
Individual life	$648,362	$77,458	$3,730	$574,634	1%
Group life	5,033	4,658	—	375	0%
Annuity	337,322	123,489	—	213,833	0%

	$990,717	$205,605	$3,730	$788,842	0%

Year ended December 31, 2007
Life insurance in force	$99,363,588	$48,566,371	$17,211,679	$68,008,896	25%

Premiums:
Individual life	$646,758	$66,766	$3,853	$583,845	1%
Group life	586	540	—	46	0%
Annuity	437,105	7,212	—	429,893	0%

	$1,084,449	$74,518	$3,853	$1,013,784	1%

64

FINANCIAL STATEMENTS

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Year Ended December 31, 2009

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Financial Statements

December 31, 2009

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

Separate Account VA U

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statements of assets and liabilities of the subaccounts of Western Reserve Life Assurance Co. of Ohio Separate Account VA U (the Separate Account) (comprised of the Transamerica JPMorgan Core Bond VP, Transamerica Asset Allocation – Conservative VP, Transamerica Asset Allocation – Growth VP, Transamerica Asset Allocation – Moderate VP, Transamerica Asset Allocation – Moderate Growth VP, Transamerica International Moderate Growth VP, Transamerica Clarion Global Real Estate Sec VP, Transamerica Federated Market Opportunity VP, Transamerica Science & Technology VP, Transamerica JPMorgan Enhanced Index VP, Transamerica Marsico Growth VP, Transamerica BlackRock Large Cap Value VP, Transamerica AEGON High Yield Bond VP, Transamerica MFS International Equity VP, Transamerica Munder Net50 VP, Transamerica PIMCO Total Return VP, Transamerica Focus VP, Transamerica T.Rowe Price Equity Income VP, Transamerica T.Rowe Price Small Cap VP, Transamerica Templeton Global VP, Transamerica Third Avenue Value VP, Transamerica Balanced VP, Transamerica Convertible Securities VP, Transamerica Equity VP, Transamerica Growth Opportunities VP, Transamerica Money Market VP, Transamerica Small/Mid Cap Value VP, Transamerica U.S. Government Securities-PAM Fund, Transamerica U.S. Government Securities VP, Transamerica Value Balanced VP, Transamerica Van Kampen Mid-Cap Growth VP, Transamerica Index 50 VP, Transamerica Index 75 VP, Transamerica Efficient Markets VP, Transamerica Foxhall Global Growth VP, Transamerica Foxhall Global Conservative VP, Transamerica Foxhall Global Hard Asset VP, Transamerica Foxhall Emerging Markets/Pacific Rim VP – SC, Transamerica Hanlon Growth VP – Service Class, Transamerica Hanlon Growth and Income VP – Service Class, Transamerica Hanlon Balanced VP – Service Class, Transamerica Hanlon Managed Income VP – Service Class, Transamerica Index 35 VP – Service Class, Transamerica Index 100 VP – Service Class, Fidelity – VIP Index 500, ProFund VP Bull, ProFund VP Money Market, ProFund VP NASDAQ-100, ProFund VP Short Small-Cap, ProFund VP Small-Cap, ProFund VP Japan, ProFund VP UltraSmall-Cap, ProFund VP Basic Materials, ProFund VP Pharmaceuticals, ProFund VP Telecommunications, ProFund VP Asia 30, ProFund VP Oil & Gas, ProFund VP U.S. Government Plus, ProFund VP Consumer Services, ProFund VP Precious Metals, ProFund VP Europe 30, ProFund VP Short NASDAQ-100, ProFund VP Utilities, ProFund VP Financials, ProFund VP Small-Cap Value, ProFund VP Mid-Cap, ProFund VP Short Emerging Markets, ProFund VP Falling U.S. Dollar, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Short International, Access VP High Yield, AllianceBernstein Balanced Wealth Strategy, and Franklin Templeton VIP Founding Funds Allocation subaccounts), at December 31, 2009, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Western Reserve Life Assurance Co. of Ohio Separate Account VA U at December 31, 2009, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 21, 2010

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JPMorgan Core Bond VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount
Assets
Investment in securities:
Number of shares	926,759.696	9,887,859.983	10,812,282.783	20,546,542.868

Cost	$11,787,365	$101,247,923	$113,042,859	$229,070,342

Investments in mutual funds, Level 1 quoted prices at net asset value	$12,149,820	$96,208,878	$82,281,472	$199,301,466
Receivable for units sold	—	22	30	—

Total assets	12,149,820	96,208,900	82,281,502	199,301,466

Liabilities
Payable for units redeemed	7	—	—	136

	$12,149,813	$96,208,900	$82,281,502	$199,301,330

Net Assets:
Deferred annuity contracts terminable by owners	$12,149,813	$96,208,900	$82,281,502	$199,301,330

Total net assets	$12,149,813	$96,208,900	$82,281,502	$199,301,330

Accumulation units outstanding:
M&E - 1.25%	2,539,400	15,502,489	15,927,880	33,189,185

M&E - 1.30%	3,198,952	31,823,074	18,105,798	53,217,335

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	3,721,207	30,084,967	36,414,160	70,185,774

M&E - 1.55%	90,338	1,366,667	1,110,790	3,259,062

M&E - 1.65%	188,666	674,313	2,597,970	2,440,262

M&E - 1.75%	44,324	1,861,823	108,380	3,169,887

M&E - 1.80%	47,559	294,738	15,351	606,169

M&E - 1.90%	—	40,366	16,864	92,642

M&E - 1.95%	—	—	41,699	—

M&E - 2.00%	154	117,506	8,273	330,433

M&E - 2.05%	—	—	—	—

M&E - 2.15%	—	—	—	42,481

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JPMorgan Core Bond VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount

Accumulation unit value:
M&E - 1.25%	$1.245121	$1.185987	$1.116857	$1.207111

M&E - 1.30%	$1.241443	$1.182476	$1.113540	$1.203595

M&E - 1.40%	$1.195638	$1.128913	$1.024361	$1.131923

M&E - 1.45%	$1.192914	$1.126367	$1.022041	$1.129335

M&E - 1.50%	$1.226908	$1.168640	$1.100521	$1.189483

M&E - 1.55%	$1.223316	$1.165217	$1.097291	$1.185993

M&E - 1.65%	$1.216130	$1.158375	$1.090865	$1.179021

M&E - 1.75%	$1.209035	$1.151608	$1.084459	$1.172122

M&E -1.80%	$1.205469	$1.148198	$1.081295	$1.168695

M&E -1.90%	$1.178032	$1.119897	$1.032897	$1.131441

M&E -1.95%	$1.175337	$1.117311	$1.030533	$1.128850

M&E - 2.00%	$1.191444	$1.134820	$1.068687	$1.155069

M&E - 2.05%	$1.187949	$1.131540	$1.065562	$1.151689

M&E - 2.15%	$1.181000	$1.124923	$1.059340	$1.144970

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Asset Allocation - Moderate Growth VP	Transamerica International Moderate Growth VP	Transamerica Clarion Global Real Estate Sec VP	Transamerica Federated Market Opportunity VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	35,275,454.610	3,578,462.330	738,893.990	716,201.250

Cost	$420,669,023	$35,113,241	$10,222,655	$10,145,634

Investments in mutual funds, Level 1 quoted prices at net asset value	$335,822,328	$30,202,222	$8,009,611	$9,124,404
Receivable for units sold	—	—	—	—

Total assets	335,822,328	30,202,222	8,009,611	9,124,404

Liabilities
Payable for units redeemed	93,963	6	3	2

	$335,728,365	$30,202,216	$8,009,608	$9,124,402

Net Assets:
Deferred annuity contracts terminable by owners	$335,728,365	$30,202,216	$8,009,608	$9,124,402

Total net assets	$335,728,365	$30,202,216	$8,009,608	$9,124,402

Accumulation units outstanding:
M&E - 1.25%	61,642,497	6,096,936	1,350,507	2,148,782

M&E - 1.30%	76,315,193	16,677,579	2,050,421	3,161,804

M&E - 1.40%	86,345	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	138,346,800	10,105,795	1,917,463	2,711,619

M&E - 1.55%	3,691,162	323,507	88,880	350,519

M&E - 1.65%	3,218,961	117,791	227,309	287,447

M&E - 1.75%	2,897,668	276,406	35,676	75,549

M&E - 1.80%	275,437	82,585	15,672	47,724

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	532,340	439,087	5,376	—

M&E - 2.05%	—	—	126	—

M&E - 2.15%	73,862	10,081	—	—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Asset Allocation - Moderate Growth VP Subaccount	Transamerica International Moderate Growth VP Subaccount	Transamerica Clarion Global Real Estate Sec VP Subaccount	Transamerica Federated Market Opportunity VP Subaccount

Accumulation unit value:
M&E - 1.25%	$1.180114	$0.888717	$1.417950	$1.046616

M&E - 1.30%	$1.176650	$0.887090	$1.413773	$1.043553

M&E - 1.40%	$1.087945	$0.883896	$1.081219	$0.989251

M&E - 1.45%	$1.085472	$0.882282	$1.078790	$0.987022

M&E - 1.50%	$1.162860	$0.880687	$1.397210	$1.031315

M&E - 1.55%	$1.159440	$0.879106	$1.393108	$1.028279

M&E - 1.65%	$1.152650	$0.875915	$1.384944	$1.022246

M&E - 1.75%	$1.145900	$0.872753	$1.376860	$1.016262

M&E -1.80%	$1.142537	$0.871200	$1.372801	$1.013286

M&E -1.90%	$1.092924	$0.868064	$1.090366	$0.971627

M&E -1.95%	$1.090421	$0.866493	$1.087884	$0.969386

M&E - 2.00%	$1.129221	$0.864938	$1.356798	$1.001484

M&E - 2.05%	$1.125926	$0.863371	$1.352815	$0.998525

M&E - 2.15%	$1.119357	$0.860268	$1.344944	$0.992719

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Science & Technology VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount
Assets
Investment in securities:
Number of shares	488,180.388	123,413.700	335,886.474	709,881.963

Cost	$1,706,413	$1,573,479	$3,039,601	$10,234,120

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,962,485	$1,283,502	$3,086,797	$8,887,722
Receivable for units sold	4	—	—	—

Total assets	1,962,489	1,283,502	3,086,797	8,887,722

Liabilities
Payable for units redeemed	—	1	3	58

	$1,962,489	$1,283,501	$3,086,794	$8,887,664

Net Assets:
Deferred annuity contracts terminable by owners	$1,962,489	$1,283,501	$3,086,794	$8,887,664

Total net assets	$1,962,489	$1,283,501	$3,086,794	$8,887,664

Accumulation units outstanding:
M&E - 1.25%	325,481	666,162	568,044	1,791,254

M&E - 1.30%	662,927	110,010	1,177,980	3,289,745

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	651,387	333,608	1,055,048	2,295,840

M&E - 1.55%	31,962	89,902	19,362	122,595

M&E - 1.65%	177,936	23,824	114,374	284,122

M&E - 1.75%	12,795	—	4,668	28,558

M&E - 1.80%	—	—	—	28,912

M&E - 1.90%	—	53,303	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	17,096	—	13,755	4,970

M&E - 2.05%	—	1,211	2,260	2,718

M&E - 2.15%	—	—	—	—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Science & Technology VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount

Accumulation unit value:
M&E - 1.25%	$1.053802	$1.012639	$1.052527	$1.140256

M&E - 1.30%	$1.050705	$1.009652	$1.049431	$1.136874

M&E - 1.40%	$1.110537	$0.950807	$0.963928	$0.955293

M&E - 1.45%	$1.108010	$0.948654	$0.961754	$0.953119

M&E - 1.50%	$1.038381	$0.997814	$1.037120	$1.123538

M&E - 1.55%	$1.035336	$0.994909	$1.034074	$1.120274

M&E - 1.65%	$1.029275	$0.989043	$1.028003	$1.113720

M&E - 1.75%	$1.023233	$0.983274	$1.021992	$1.107158

M&E -1.80%	$1.020247	$0.980382	$1.018991	$1.103931

M&E -1.90%	$1.157160	$0.952879	$0.978459	$0.964326

M&E -1.95%	$1.154509	$0.950715	$0.976247	$0.962103

M&E - 2.00%	$1.008337	$0.968964	$1.007120	$1.091064

M&E - 2.05%	$1.005380	$0.966115	$1.004182	$1.087864

M&E - 2.15%	$0.999508	$0.960504	$0.998312	$1.081516

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica AEGON High Yield Bond VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Munder Net50 VP Subaccount	Transamerica PIMCO Total Return VP Subaccount
Assets
Investment in securities:
Number of shares	954,113.458	384,178.955	330,089.889	2,092,279.409

Cost	$7,035,475	$2,329,359	$2,392,304	$23,303,597

Investments in mutual funds, Level 1 quoted prices at net asset value	$7,680,613	$2,443,378	$2,818,968	$23,496,298
Receivable for units sold	—	—	—	—

Total assets	7,680,613	2,443,378	2,818,968	23,496,298

Liabilities
Payable for units redeemed	—	—	—	15

	$7,680,613	$2,443,378	$2,818,968	$23,496,283

Net Assets:
Deferred annuity contracts terminable by owners	$7,680,613	$2,443,378	$2,818,968	$23,496,283

Total net assets	$7,680,613	$2,443,378	$2,818,968	$23,496,283

Accumulation units outstanding:
M&E - 1.25%	2,394,617	678,811	480,390	4,443,066

M&E - 1.30%	1,447,721	689,451	617,297	8,636,720

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	2,110,726	1,145,200	1,121,243	5,073,335

M&E - 1.55%	114,968	36,372	82,500	520,462

M&E - 1.65%	55,243	372,450	6,879	243,123

M&E - 1.75%	57,994	584	9,091	127,839

M&E - 1.80%	—	—	4	15,376

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	—	5,359	34,708	—

M&E - 2.05%	—	3,056	—	2,040

M&E - 2.15%	—	—	—	8,196

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica AEGON High Yield Bond VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Munder Net50 VP Subaccount	Transamerica PIMCO Total Return VP Subaccount

Accumulation unit value:
M&E - 1.25%	$1.250662	$0.837217	$1.209586	$1.239836

M&E - 1.30%	$1.246996	$0.836106	$1.206031	$1.236202

M&E - 1.40%	$1.190883	$1.323784	$1.237518	$1.193763

M&E - 1.45%	$1.188199	$1.323341	$1.234720	$1.191068

M&E - 1.50%	$1.232408	$0.831700	$1.191885	$1.221698

M&E - 1.55%	$1.228759	$0.830636	$1.188383	$1.218101

M&E - 1.65%	$1.221570	$0.828435	$1.181442	$1.210959

M&E - 1.75%	$1.214406	$0.826264	$1.174495	$1.203867

M&E -1.80%	$1.210865	$0.825181	$1.171063	$1.200353

M&E -1.90%	$1.179459	$0.823023	$1.345702	$1.175737

M&E -1.95%	$1.176746	$0.821935	$1.342621	$1.173034

M&E - 2.00%	$1.196746	$0.820859	$1.157422	$1.186374

M&E - 2.05%	$1.193235	$0.819790	$1.154010	$1.182878

M&E - 2.15%	$1.186292	$0.817640	$1.147303	$1.175967

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Focus VP Subaccount	Transamerica T.Rowe Price Equity Income VP Subaccount	Transamerica T.Rowe Price Small Cap VP Subaccount	Transamerica Templeton Global VP Subaccount
Assets
Investment in securities:
Number of shares	215,697.856	501,743.493	465,733.127	301,913.202

Cost	$2,271,116	$5,959,588	$2,750,430	$6,175,176

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,999,519	$5,057,574	$3,213,559	$5,241,213
Receivable for units sold	1	11	—	—

Total assets	1,999,520	5,057,585	3,213,559	5,241,213

Liabilities
Payable for units redeemed	—	—	3	3

	$1,999,520	$5,057,585	$3,213,556	$5,241,210

Net Assets:
Deferred annuity contracts terminable by owners	$1,999,520	$5,057,585	$3,213,556	$5,241,210

Total net assets	$1,999,520	$5,057,585	$3,213,556	$5,241,210

Accumulation units outstanding:
M&E - 1.25%	586,987	1,319,982	872,475	1,174,903

M&E - 1.30%	502,724	1,729,662	1,138,297	1,247,228

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	868,676	1,476,065	907,749	2,398,877

M&E - 1.55%	52,374	59,600	37,128	128,182

M&E - 1.65%	55,725	126,397	27,943	109,035

M&E - 1.75%	4,643	35,150	7,088	58,223

M&E - 1.80%	—	30,931	—	31,682

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	1,344	2,306	—	5,021

M&E - 2.05%	—	—	1,242	194

M&E - 2.15%	—	—	—	12,743

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Focus VP Subaccount	Transamerica T.Rowe Price Equity Income VP Subaccount	Transamerica T.Rowe Price Small Cap VP Subaccount	Transamerica Templeton Global VP Subaccount

Accumulation unit value:
M&E - 1.25%	$0.972590	$1.065353	$1.080651	$1.023878

M&E - 1.30%	$0.969730	$1.062225	$1.077466	$1.020876

M&E - 1.40%	$0.974715	$0.956840	$1.039025	$1.007592

M&E - 1.45%	$0.972516	$0.954666	$1.036697	$1.005288

M&E - 1.50%	$0.958353	$1.049772	$1.064842	$1.008900

M&E - 1.55%	$0.955548	$1.046685	$1.061704	$1.005950

M&E - 1.65%	$0.949933	$1.040525	$1.055501	$1.000061

M&E - 1.75%	$0.944393	$1.034450	$1.049271	$0.994186

M&E -1.80%	$0.941615	$1.031422	$1.046212	$0.991275

M&E -1.90%	$0.975727	$0.951939	$1.077094	$1.001623

M&E -1.95%	$0.973482	$0.949761	$1.074649	$0.999331

M&E - 2.00%	$0.930625	$1.019402	$1.034039	$0.979715

M&E - 2.05%	$0.927916	$1.016409	$1.030967	$0.976856

M&E - 2.15%	$0.922505	$1.010460	$1.025008	$0.971153

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Third Avenue Value VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica Equity VP Subaccount
Assets
Investment in securities:
Number of shares	1,344,627.312	687,684.302	268,347.206	733,638.868

Cost	$17,797,764	$7,172,586	$1,905,706	$16,537,210

Investments in mutual funds, Level 1 quoted prices at net asset value	$14,374,066	$7,007,503	$2,103,842	$13,931,802
Receivable for units sold	—	—	—	—

Total assets	14,374,066	7,007,503	2,103,842	13,931,802

Liabilities
Payable for units redeemed	12	4	5	9

	$14,374,054	$7,007,499	$2,103,837	$13,931,793

Net Assets:
Deferred annuity contracts terminable by owners	$14,374,054	$7,007,499	$2,103,837	$13,931,793

Total net assets	$14,374,054	$7,007,499	$2,103,837	$13,931,793

Accumulation units outstanding:
M&E - 1.25%	3,043,854	978,220	419,572	2,979,820

M&E - 1.30%	3,854,329	2,146,226	617,199	3,207,310

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	4,226,005	2,511,053	725,021	6,258,668

M&E - 1.55%	143,104	371,700	53,620	157,570

M&E - 1.65%	489,844	88,870	4,269	327,668

M&E - 1.75%	31,777	63,925	48,260	28,217

M&E - 1.80%	55,733	9,898	4,638	10,441

M&E - 1.90%	—	—	—	26,601

M&E - 1.95%	—	—	—	—

M&E - 2.00%	57,252	—	—	8,718

M&E - 2.05%	3,668	—	—	269

M&E - 2.15%	33,907	—	—	—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Third Avenue Value VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica Equity VP Subaccount

Accumulation unit value:
M&E - 1.25%	$1.213484	$1.145766	$1.132561	$1.080773

M&E - 1.30%	$1.209910	$1.142370	$1.129257	$1.077628

M&E - 1.40%	$1.003095	$1.076038	$1.114409	$0.969620

M&E - 1.45%	$1.000847	$1.073605	$1.111884	$0.967424

M&E - 1.50%	$1.195727	$1.128982	$1.116003	$1.064988

M&E - 1.55%	$1.192214	$1.125692	$1.112710	$1.061849

M&E - 1.65%	$1.185211	$1.119086	$1.106183	$1.055641

M&E - 1.75%	$1.178265	$1.112525	$1.099702	$1.049462

M&E -1.80%	$1.174840	$1.109256	$1.096490	$1.046376

M&E -1.90%	$1.016599	$1.076474	$1.119931	$0.997840

M&E -1.95%	$1.014271	$1.074003	$1.117354	$0.995569

M&E - 2.00%	$1.161112	$1.096341	$1.083710	$1.034171

M&E - 2.05%	$1.157743	$1.093131	$1.080539	$1.031162

M&E - 2.15%	$1.150983	$1.086724	$1.074255	$1.025127

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Growth Opportunities VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica U.S. Government Securities - PAM Fund Subaccount
Assets
Investment in securities:
Number of shares	468,522.647	41,246,583.410	868,319.901	10,769,525.273

Cost	$4,446,454	$41,246,583	$16,104,760	$133,919,865

Investments in mutual funds, Level 1 quoted prices at net asset value	$4,886,691	$41,246,583	$13,901,802	$141,080,781
Receivable for units sold	3	5	—	128

Total assets	4,886,694	41,246,588	13,901,802	141,080,909

Liabilities
Payable for units redeemed	—	—	4	—

	$4,886,694	$41,246,588	$13,901,798	$141,080,909

Net Assets:
Deferred annuity contracts terminable by owners	$4,886,694	$41,246,588	$13,901,798	$141,080,909

Total net assets	$4,886,694	$41,246,588	$13,901,798	$141,080,909

Accumulation units outstanding:
M&E - 1.25%	924,593	7,115,831	1,964,794	22,528,930

M&E - 1.30%	975,673	13,164,034	3,373,496	41,410,009

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	1,448,899	15,172,709	3,214,157	55,499,845

M&E - 1.55%	60,849	1,377,745	145,075	440,571

M&E - 1.65%	411,879	278,530	614,291	—

M&E - 1.75%	20,109	1,058,068	14,765	531,815

M&E - 1.80%	—	464,032	35,333	99,024

M&E - 1.90%	—	43,690	—	71,184

M&E - 1.95%	—	18,173	—	26,227

M&E - 2.00%	—	158	79,474	125,643

M&E - 2.05%	—	10,150	—	—

M&E - 2.15%	—	60,825	35,471	29,895

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Growth Opportunities VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Small/ Mid Cap Value VP Subaccount	Transamerica U.S. Government Securities - PAM Fund Subaccount

Accumulation unit value:
M&E - 1.25%	$1.283725	$1.073504	$1.478853	$1.177734

M&E - 1.30%	$1.279903	$1.070326	$1.474729	$1.174238

M&E - 1.40%	$1.155922	$1.067696	$1.294199	$1.149079

M&E - 1.45%	$1.153291	$1.065312	$1.291270	$1.146487

M&E - 1.50%	$1.264941	$1.057853	$1.458329	$1.160483

M&E - 1.55%	$1.261203	$1.054707	$1.454271	$1.157091

M&E - 1.65%	$1.253825	$1.048565	$1.446179	—

M&E - 1.75%	$1.246471	$1.042372	$1.438119	$1.143552

M&E -1.80%	$1.242784	$1.039331	$1.434148	$1.140205

M&E -1.90%	$1.195580	$1.044306	$1.323586	$1.131545

M&E -1.95%	$1.192858	$1.041912	$1.320569	$1.128948

M&E - 2.00%	$1.228341	$1.027232	$1.418265	$1.126923

M&E - 2.05%	$1.224746	$1.024222	$1.414341	—

M&E - 2.15%	$1.217584	$1.018251	$1.406519	$1.117090

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica U.S. Government Securities VP Subaccount	Transamerica Value Balanced VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount	Transamerica Index 50 VP Subaccount
Assets
Investment in securities:
Number of shares	1,722,954.950	286,675.861	157,740.297	84,971.521

Cost	$21,583,391	$2,734,602	$2,833,462	$699,080

Investments in mutual funds, Level 1 quoted prices at net asset value	$22,570,710	$3,021,564	$3,394,571	$815,727
Receivable for units sold	—	3	—	7

Total assets	22,570,710	3,021,567	3,394,571	815,734

Liabilities
Payable for units redeemed	14	—	4	—

	$22,570,696	$3,021,567	$3,394,567	$815,734

Net Assets:
Deferred annuity contracts terminable by owners	$22,570,696	$3,021,567	$3,394,567	$815,734

Total net assets	$22,570,696	$3,021,567	$3,394,567	$815,734

Accumulation units outstanding:
M&E - 1.25%	3,275,827	506,080	1,002,759	99,721

M&E - 1.30%	10,579,416	869,443	847,896	361,443

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	4,796,583	1,160,986	879,704	402,275

M&E - 1.55%	228,798	35,518	46,639	—

M&E - 1.65%	184,333	121,954	28,492	—

M&E - 1.75%	176,455	28,816	10,082	3,783

M&E - 1.80%	24,201	1,717	—	—

M&E - 1.90%	2,169	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	8,535	—	54,788	—

M&E - 2.05%	—	—	1,230	—

M&E - 2.15%	4,750	—	—	—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica U.S. Government Securities VP Subaccount	Transamerica Value Balanced VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount	Transamerica Index 50 VP Subaccount

Accumulation unit value:
M&E - 1.25%	$1.177734	$1.118861	$1.190239	$0.942791

M&E - 1.30%	$1.174238	$1.115547	$1.186730	$0.942001

M&E - 1.40%	$1.149079	$1.049023	$1.175160	$1.143588

M&E - 1.45%	$1.146487	$1.046657	$1.172523	$1.143221

M&E - 1.50%	$1.160483	$1.102468	$1.172796	$0.938912

M&E - 1.55%	$1.157091	$1.099242	$1.169370	$0.938137

M&E - 1.65%	$1.150314	$1.092786	$1.162523	$0.936613

M&E - 1.75%	$1.143552	$1.086408	$1.155700	$0.935049

M&E -1.80%	$1.140205	$1.083229	$1.152331	$0.934286

M&E -1.90%	$1.131545	$1.035358	$1.206531	$0.932770

M&E -1.95%	$1.128948	$1.033002	$1.203745	$0.931999

M&E - 2.00%	$1.126923	$1.070590	$1.138883	$0.931235

M&E - 2.05%	$1.123622	$1.067458	$1.135553	$0.930482

M&E - 2.15%	$1.117090	$1.061238	$1.128928	$0.928956

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Index 75 VP Subaccount	Transamerica Efficient Markets VP Subaccount	Transamerica Foxhall Global Growth VP - Service Class Subaccount	Transamerica Foxhall Global Conservative VP - Service Class Subaccount
Assets
Investment in securities:
Number of shares	175,596.372	25,014.855	301,665.787	91,737.657

Cost	$1,335,560	$254,731	$3,290,996	$933,601

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,571,588	$306,182	$3,321,340	$924,716
Receivable for units sold	3	—	—	—

Total assets	1,571,591	306,182	3,321,340	924,716

Liabilities
Payable for units redeemed	—	—	3	2

	$1,571,591	$306,182	$3,321,337	$924,714

Net Assets:
Deferred annuity contracts terminable by owners	$1,571,591	$306,182	$3,321,337	$924,714

Total net assets	$1,571,591	$306,182	$3,321,337	$924,714

Accumulation units outstanding:
M&E - 1.25%	744,138	175,912	276,819	22,733

M&E - 1.30%	551,347	42,717	2,909,745	914,972

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	486,051	33,548	107,860	2,200

M&E - 1.55%	—	—	4,785	—

M&E - 1.65%	—	—	—	—

M&E - 1.75%	2,663	1,546	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.15%	5,169	—	—	—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Index 75 VP Subaccount	Transamerica Efficient Markets VP Subaccount	Transamerica Foxhall Global Growth VP - Service Class Subaccount	Transamerica Foxhall Global Conservative VP - Service Class Subaccount

Accumulation unit value:
M&E - 1.25%	$0.879543	$1.207359	$1.006769	$0.983896

M&E - 1.30%	$0.878829	$1.206694	$1.006710	$0.983837

M&E - 1.40%	$1.197569	$1.178060	$1.006592	$0.983725

M&E - 1.45%	$1.197178	$1.177671	$1.006537	$0.983667

M&E - 1.50%	$0.875931	$1.203984	$1.006476	$0.983612

M&E - 1.55%	$0.875203	$1.203288	$1.006419	$0.983555

M&E - 1.65%	$0.873783	$1.201944	$1.006302	$0.983439

M&E - 1.75%	$0.872328	$1.200602	$1.006186	$0.983325

M&E -1.80%	$0.871619	$1.199928	$1.006125	$0.983269

M&E -1.90%	$0.870203	$1.198589	$1.006014	$0.983154

M&E -1.95%	$0.869488	$1.197925	$1.005952	$0.983098

M&E - 2.00%	$0.868778	$1.197245	$1.005897	$0.983042

M&E - 2.05%	$0.868056	$1.196572	$1.005838	$0.982982

M&E - 2.15%	$0.866647	$1.195259	$1.005723	$0.982871

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Foxhall Global Hard Asset VP - Service Class Subaccount	Transamerica Foxhall Emerging Markets/Pacific Rim VP - SC Subaccount	Transamerica Hanlon Growth VP - Service Class Subaccount	Transamerica Hanlon Growth and Income VP - Service Class Subaccount

Assets
Investment in securities:
Number of shares	41,893.317	53,294.522	37,810.200	62,149.538

Cost	$433,178	$575,002	$424,719	$702,077

Investments in mutual funds, Level 1 quoted prices at net asset value	$432,758	$583,042	$434,817	$709,748
Receivable for units sold	—	1	—	—

Total assets	432,758	583,043	434,817	709,748

Liabilities
Payable for units redeemed	—	—	—	—

	$432,758	$583,043	$434,817	$709,748

Net Assets:
Deferred annuity contracts terminable by owners	$432,758	$583,043	$434,817	$709,748

Total net assets	$432,758	$583,043	$434,817	$709,748

Accumulation units outstanding:
M&E - 1.25%	150,599	147,783	199,805	47,837

M&E - 1.30%	209,587	243,865	71,230	604,997

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	78,695	185,912	149,896	41,194

M&E - 1.55%	—	—	4,727	—

M&E - 1.65%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.15%	—	—	—	—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Foxhall Global Hard Asset VP - Service Class Subaccount	Transamerica Foxhall Emerging Markets/Pacific Rim VP - SC Subaccount	Transamerica Hanlon Growth VP - Service Class Subaccount	Transamerica Hanlon Growth and Income VP - Service Class Subaccount

Accumulation unit value:
M&E - 1.25%	$0.986128	$1.009615	$1.021637	$1.022718

M&E - 1.30%	$0.986069	$1.009552	$1.021578	$1.022659

M&E - 1.40%	$0.985954	$1.009438	$1.021459	$1.022540

M&E - 1.45%	$0.985894	$1.009379	$1.021402	$1.022483

M&E - 1.50%	$0.985842	$1.009319	$1.021338	$1.022422

M&E - 1.55%	$0.985787	$1.009261	$1.021282	$1.022364

M&E - 1.65%	$0.985671	$1.009144	$1.021163	$1.022242

M&E - 1.75%	$0.985557	$1.009028	$1.021045	$1.022125

M&E -1.80%	$0.985496	$1.008970	$1.020987	$1.022067

M&E -1.90%	$0.985386	$1.008852	$1.020867	$1.021949

M&E -1.95%	$0.985328	$1.008795	$1.020807	$1.021887

M&E - 2.00%	$0.985270	$1.008739	$1.020750	$1.021832

M&E - 2.05%	$0.985214	$1.008676	$1.020687	$1.021771

M&E - 2.15%	$0.985097	$1.008562	$1.020574	$1.021652

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Hanlon Balanced VP - Service Class Subaccount	Transamerica Hanlon Managed Income VP - Service Class Subaccount	Transamerica Index 35 VP - Service Class Subaccount	Transamerica Index 100 VP - Service Class Subaccount

Assets
Investment in securities:
Number of shares	35,041.130	348,556.228	0.001	0.001

Cost	$392,211	$3,853,338	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$398,768	$3,862,003	$—	$—
Receivable for units sold	—	1	—	—

Total assets	398,768	3,862,004	—	—

Liabilities
Payable for units redeemed	—	—	—	—

	$398,768	$3,862,004	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$398,768	$3,862,004	$—	$—

Total net assets	$398,768	$3,862,004	$—	$—

Accumulation units outstanding:
M&E - 1.25%	45,886	868,893	—	—

M&E - 1.30%	315,271	2,217,258	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	29,448	760,910	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.15% -	—	—	—	—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Hanlon Balanced VP - Service Class Subaccount	Transamerica Hanlon Managed Income VP - Service Class Subaccount	Transamerica Index 35 VP - Service Class Subaccount	Transamerica Index 100 VP - Service Class Subaccount

Accumulation unit value:
M&E - 1.25%	$1.020966	$1.003976	$0.998540	$1.024505

M&E - 1.30%	$1.020908	$1.003918	$0.998480	$1.024441

M&E - 1.40%	$1.020793	$1.003803	$0.998364	$1.024327

M&E - 1.45%	$1.020733	$1.003739	$0.998308	$1.024265

M&E - 1.50%	$1.020671	$1.003681	$0.998250	$1.024203

M&E - 1.55%	$1.020612	$1.003628	$0.998190	$1.024147

M&E - 1.65%	$1.020496	$1.003508	$0.998075	$1.024027

M&E - 1.75%	$1.020377	$1.003388	$0.997954	$1.023908

M&E -1.80%	$1.020318	$1.003336	$0.997901	$1.023848

M&E -1.90%	$1.020195	$1.003215	$0.997783	$1.023730

M&E -1.95%	$1.020140	$1.003159	$0.997727	$1.023670

M&E - 2.00%	$1.020080	$1.003102	$0.997673	$1.023612

M&E - 2.05%	$1.020020	$1.003042	$0.997612	$1.023555

M&E - 2.15%	$1.019905	$1.002928	$0.997500	$1.023437

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Fidelity - VIP Index 500 Subaccount	ProFund VP Bull Subaccount	ProFund VP Money Market Subaccount	ProFund VP NASDAQ-100 Subaccount

Assets
Investment in securities:
Number of shares	31,248.721	227,035.134	11,008,937.650	69,979.453

Cost	$4,222,300	$4,772,183	$11,008,938	$1,053,053

Investments in mutual funds, Level 1 quoted prices at net asset value	$3,709,536	$5,310,352	$11,008,938	$1,139,265
Receivable for units sold	—	—	—	—

Total assets	3,709,536	5,310,352	11,008,938	1,139,265

Liabilities
Payable for units redeemed	4	3	5	7

	$3,709,532	$5,310,349	$11,008,933	$1,139,258

Net Assets:
Deferred annuity contracts terminable by owners	$3,709,532	$5,310,349	$11,008,933	$1,139,258

Total net assets	$3,709,532	$5,310,349	$11,008,933	$1,139,258

Accumulation units outstanding:
M&E - 1.25%	1,965,013	2,125,316	3,643,672	39,919

M&E - 1.30%	787,033	2,306,402	3,690,152	367,261

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	723,849	2,811,841	3,370,182	544,242

M&E - 1.55%	98,324	93,018	283,688	43,012

M&E - 1.65%	63,154	—	24,623	253,723

M&E - 1.75%	16,209	3,497	61,663	14,579

M&E - 1.80%	2,458	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	5,093	12,618	9,916	—

M&E - 2.05%	—	—	—	—

M&E - 2.15%	—	—	—	—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Fidelity - VIP Index 500 Subaccount	ProFund VP Bull Subaccount	ProFund VP Money Market Subaccount	ProFund VP NASDAQ-100 Subaccount

Accumulation unit value:
M&E - 1.25%	$1.017906	$0.724345	$0.995824	$0.907150

M&E - 1.30%	$1.014915	$0.723421	$0.994592	$0.906025

M&E - 1.40%	$0.955752	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$0.953569	$0.000000	$0.000000	$0.000000

M&E - 1.50%	$1.003023	$0.719828	$0.989638	$0.901497

M&E - 1.55%	$1.000089	$0.718930	$0.988432	$0.900379

M&E - 1.65%	$0.994212	$0.717132	$0.985935	$0.898128

M&E - 1.75%	$0.988381	$0.715356	$0.983504	$0.895902

M&E -1.80%	$0.985477	$0.714456	$0.982242	$0.894802

M&E -1.90%	$0.958136	$0.712684	$0.979862	$0.892549

M&E -1.95%	$0.955950	$0.711807	$0.978602	$0.891452

M&E - 2.00%	$0.973983	$0.710914	$0.977409	$0.890338

M&E - 2.05%	$0.971156	$0.710038	$0.976214	$0.889228

M&E - 2.15%	$0.965473	$0.708272	$0.973768	$0.887035

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	ProFund VP Short Small-Cap Subaccount	ProFund VP Small- Cap Subaccount	ProFund VP Japan Subaccount	ProFund VP UltraSmall-Cap Subaccount

Assets
Investment in securities:
Number of shares	14,663.045	7,778.111	30,538.161	48,507.052

Cost	$195,711	$165,409	$398,517	$499,686

Investments in mutual funds, Level 1 quoted prices at net asset value	$174,783	$174,152	$415,930	$527,757
Receivable for units sold	2	1	—	—

Total assets	174,785	174,153	415,930	527,757

Liabilities
Payable for units redeemed	—	—	1	2

	$174,785	$174,153	$415,929	$527,755

Net Assets:
Deferred annuity contracts terminable by owners	$174,785	$174,153	$415,929	$527,755

Total net assets	$174,785	$174,153	$415,929	$527,755

Accumulation units outstanding:
M&E - 1.25%	29,070	46,922	683,516	86,391

M&E - 1.30%	26,879	48,614	5,229	150,889

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	92,521	146,198	26,949	778,330

M&E - 1.55%	29,823	326	—	269,411

M&E - 1.65%	1,444	—	—	973

M&E - 1.75%	4,540	—	—	7,536

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	13,902	—	—	—

M&E - 2.05%	—	668	—	—

M&E - 2.15%	—	—	—	—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	ProFund VP Short Small-Cap Subaccount	ProFund VP Small- Cap Subaccount	ProFund VP Japan Subaccount	ProFund VP UltraSmall-Cap Subaccount

Accumulation unit value:
M&E - 1.25%	$0.887140	$0.720411	$0.581286	$0.410092

M&E - 1.30%	$0.886036	$0.719496	$0.580609	$0.409624

M&E - 1.40%	$0.000000	$0.000000	$1.090598	$1.468414

M&E - 1.45%	$0.000000	$0.000000	$1.090254	$1.467943

M&E - 1.50%	$0.881623	$0.715926	$0.577952	$0.407731

M&E - 1.55%	$0.880526	$0.715032	$0.577291	$0.407258

M&E - 1.65%	$0.878329	$0.713250	$0.575966	$0.406335

M&E - 1.75%	$0.876154	$0.711469	$0.574643	$0.405393

M&E -1.80%	$0.875064	$0.710581	$0.573994	$0.404920

M&E -1.90%	$0.872889	$0.708827	$0.572666	$0.404016

M&E -1.95%	$0.871809	$0.707918	$0.572011	$0.403538

M&E - 2.00%	$0.870731	$0.707047	$0.571391	$0.403075

M&E - 2.05%	$0.869638	$0.706177	$0.570723	$0.402615

M&E - 2.15%	$0.867489	$0.704425	$0.569417	$0.401692

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	ProFund VP Basic Materials Subaccount	ProFund VP Pharmaceuticals Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP Asia 30 Subaccount

Assets
Investment in securities:
Number of shares	73,537.825	12,344.609	7,951.449	66,044.605

Cost	$2,742,938	$271,683	$50,790	$3,473,286

Investments in mutual funds, Level 1 quoted prices at net asset value	$2,974,605	$283,309	$53,513	$3,546,595
Receivable for units sold	—	—	—	—

Total assets	2,974,605	283,309	53,513	3,546,595

Liabilities
Payable for units redeemed	5	2	3	7

	$2,974,600	$283,307	$53,510	$3,546,588

Net Assets:
Deferred annuity contracts terminable by owners	$2,974,600	$283,307	$53,510	$3,546,588

Total net assets	$2,974,600	$283,307	$53,510	$3,546,588

Accumulation units outstanding:
M&E - 1.25%	857,842	35,954	—	1,049,044

M&E - 1.30%	1,271,782	59,774	33,296	1,169,932

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	1,245,988	148,447	48,681	1,519,853

M&E - 1.55%	54,893	43,113	—	141,948

M&E - 1.65%	2,649	22,754	—	57,758

M&E - 1.75%	—	—	—	7,180

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	50,943	—	—	168,605

M&E - 2.05%	—	36	—	—

M&E - 2.15%	—	—	—	—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	ProFund VP Basic Materials Subaccount	ProFund VP Pharmaceuticals Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP Asia 30 Subaccount

Accumulation unit value:
M&E - 1.25%	$0.856179	$0.917860	$0.655268	$0.865066

M&E - 1.30%	$0.855207	$0.916821	$0.654521	$0.864074

M&E - 1.40%	$1.331219	$1.284382	$1.061843	$1.266311

M&E - 1.45%	$1.330779	$1.283970	$1.061498	$1.265897

M&E - 1.50%	$0.851293	$0.912621	$0.651519	$0.860100

M&E - 1.55%	$0.850314	$0.911572	$0.650773	$0.859118

M&E - 1.65%	$0.848357	$0.909499	$0.649280	$0.857150

M&E - 1.75%	$0.846425	$0.907404	$0.647800	$0.855179

M&E -1.80%	$0.845461	$0.906375	$0.647053	$0.854199

M&E -1.90%	$0.843507	$0.904299	$0.645581	$0.852252

M&E -1.95%	$0.842555	$0.903268	$0.644842	$0.851279

M&E - 2.00%	$0.841597	$0.902241	$0.644104	$0.850303

M&E - 2.05%	$0.840623	$0.901216	$0.643376	$0.849336

M&E - 2.15%	$0.838715	$0.899171	$0.641912	$0.847396

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	ProFund VP Oil & Gas Subaccount	ProFund VP U.S. Government Plus Subaccount	ProFund VP Consumer Services Subaccount	ProFund VP Precious Metals Subaccount

Assets
Investment in securities:
Number of shares	80,683.919	58,162.697	2,511.693	66,904.973

Cost	$3,434,292	$1,312,619	$60,382	$2,409,291

Investments in mutual funds, Level 1 quoted prices at net asset value	$3,198,311	$1,039,949	$66,233	$2,810,009
Receivable for units sold	4	—	—	—

Total assets	3,198,315	1,039,949	66,233	2,810,009

Liabilities
Payable for units redeemed	—	—	1	1

	$3,198,315	$1,039,949	$66,232	$2,810,008

Net Assets:
Deferred annuity contracts terminable by owners	$3,198,315	$1,039,949	$66,232	$2,810,008

Total net assets	$3,198,315	$1,039,949	$66,232	$2,810,008

Accumulation units outstanding:
M&E - 1.25%	1,176,034	217,807	7,840	623,819

M&E - 1.30%	1,577,975	337,636	22,598	1,050,600

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	1,009,331	360,713	52,493	571,533

M&E - 1.55%	259,883	51,364	—	262,215

M&E - 1.65%	22,377	2,625	—	37,113

M&E - 1.75%	42,391	4,718	—	28,210

M&E - 1.80%	4,359	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	43,218	3,707	—	42,970

M&E - 2.05%	—	445	—	—

M&E - 2.15%	—	—	—	—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	ProFund VP Oil & Gas Subaccount	ProFund VP U.S. Government Plus Subaccount	ProFund VP Consumer Services Subaccount	ProFund VP Precious Metals Subaccount

Accumulation unit value:
M&E - 1.25%	$0.775399	$1.065458	$0.801823	$1.077132

M&E - 1.30%	$0.774516	$1.064222	$0.800882	$1.075912

M&E - 1.40%	$1.128199	$0.899682	$1.209709	$1.292168

M&E - 1.45%	$1.127826	$0.899390	$1.209301	$1.291746

M&E - 1.50%	$0.770963	$1.059360	$0.797210	$1.070945

M&E - 1.55%	$0.770074	$1.058149	$0.796306	$1.069717

M&E - 1.65%	$0.768320	$1.055739	$0.794499	$1.067271

M&E - 1.75%	$0.766555	$1.053329	$0.792660	$1.064828

M&E -1.80%	$0.765677	$1.052113	$0.791777	$1.063614

M&E -1.90%	$0.763933	$1.049714	$0.789969	$1.061176

M&E -1.95%	$0.763053	$1.048515	$0.789054	$1.059963

M&E - 2.00%	$0.762182	$1.047333	$0.788156	$1.058760

M&E - 2.05%	$0.761314	$1.046129	$0.787258	$1.057536

M&E - 2.15%	$0.759572	$1.043758	$0.785465	$1.055125

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	ProFund VP Europe 30 Subaccount	ProFund VP Short NASDAQ-100 Subaccount	ProFund VP Utilities Subaccount	ProFund VP Financials Subaccount

Assets
Investment in securities:
Number of shares	8,281.785	24,504.762	51,601.334	52,555.311

Cost	$171,486	$310,781	$1,364,330	$882,438

Investments in mutual funds, Level 1 quoted prices at net asset value	$174,414	$293,812	$1,416,457	$941,266
Receivable for units sold	—	—	—	—

Total assets	174,414	293,812	1,416,457	941,266

Liabilities
Payable for units redeemed	2	3	—	—

	$174,412	$293,809	$1,416,457	$941,266

Net Assets:
Deferred annuity contracts terminable by owners	$174,412	$293,809	$1,416,457	$941,266

Total net assets	$174,412	$293,809	$1,416,457	$941,266

Accumulation units outstanding:
M&E - 1.25%	97,662	40,870	532,225	303,789

M&E - 1.30%	68,744	99,546	877,599	680,213

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	65,668	128,047	330,569	905,785

M&E - 1.55%	—	65,316	15,033	48,316

M&E - 1.65%	411	1,511	795	30,812

M&E - 1.75%	—	18,101	7,072	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	2,406	—	—	—

M&E - 2.05%	—	—	39	—

M&E - 2.15%	—	—	—	—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	ProFund VP Europe 30 Subaccount	ProFund VP Short NASDAQ-100 Subaccount	ProFund VP Utilities Subaccount	ProFund VP Financials Subaccount

Accumulation unit value:
M&E - 1.25%	$0.744107	$0.834974	$0.804692	$0.479671

M&E - 1.30%	$0.743248	$0.834016	$0.803768	$0.479116

M&E - 1.40%	$1.290330	$0.731079	$1.184554	$1.208382

M&E - 1.45%	$1.289918	$0.730834	$1.184159	$1.207996

M&E - 1.50%	$0.739847	$0.830203	$0.800103	$0.476920

M&E - 1.55%	$0.739000	$0.829257	$0.799179	$0.476352

M&E - 1.65%	$0.737286	$0.827360	$0.797350	$0.475263

M&E - 1.75%	$0.735625	$0.825467	$0.795530	$0.474170

M&E -1.80%	$0.734770	$0.824525	$0.794599	$0.473632

M&E -1.90%	$0.733101	$0.822646	$0.792799	$0.472553

M&E -1.95%	$0.732272	$0.821701	$0.791902	$0.471997

M&E - 2.00%	$0.731424	$0.820778	$0.790991	$0.471462

M&E - 2.05%	$0.730594	$0.819830	$0.790105	$0.470920

M&E - 2.15%	$0.728925	$0.817971	$0.788283	$0.469849

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	ProFund VP Small- Cap Value Subaccount	ProFund VP Mid- Cap Subaccount	ProFund VP Short Emerging Markets Subaccount	ProFund VP Falling U.S. Dollar Subaccount

Assets
Investment in securities:
Number of shares	24,053.280	73,158.346	10,992.374	16,099.240

Cost	$511,643	$1,684,405	$184,251	$478,279

Investments in mutual funds, Level 1 quoted prices at net asset value	$538,312	$1,774,090	$182,034	$485,392
Receivable for units sold	2	2	—	—

Total assets	538,314	1,774,092	182,034	485,392

Liabilities
Payable for units redeemed	—	—	—	1

	$538,314	$1,774,092	$182,034	$485,391

Net Assets:
Deferred annuity contracts terminable by owners	$538,314	$1,774,092	$182,034	$485,391

Total net assets	$538,314	$1,774,092	$182,034	$485,391

Accumulation units outstanding:
M&E - 1.25%	123,972	457,573	57,774	116,465

M&E - 1.30%	208,202	838,864	91,896	162,756

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	372,858	911,810	160,140	125,054

M&E - 1.55%	17,658	68,506	23,551	76,730

M&E - 1.65%	555	—	—	—

M&E - 1.75%	600	5,634	1,578	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	132	—	—	—

M&E - 2.15%	—	—	—	—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	ProFund VP Small- Cap Value Subaccount	ProFund VP Mid- Cap Subaccount	ProFund VP Short Emerging Markets Subaccount	ProFund VP Falling U.S. Dollar Subaccount

Accumulation unit value:
M&E - 1.25%	$0.746137	$0.779583	$0.545435	$1.012123

M&E - 1.30%	$0.745282	$0.778698	$0.544809	$1.010960

M&E - 1.40%	$1.196271	$1.229101	$0.693203	$1.057807

M&E - 1.45%	$1.195885	$1.228705	$0.692979	$1.057468

M&E - 1.50%	$0.741863	$0.775131	$0.542321	$1.006338

M&E - 1.55%	$0.741008	$0.774243	$0.541704	$1.005178

M&E - 1.65%	$0.739310	$0.772462	$0.540451	$1.002890

M&E - 1.75%	$0.737611	$0.770689	$0.539218	$1.000602

M&E -1.80%	$0.736766	$0.769815	$0.538600	$0.999448

M&E -1.90%	$0.735090	$0.768041	$0.537373	$0.997165

M&E -1.95%	$0.734246	$0.767162	$0.536755	$0.996047

M&E - 2.00%	$0.733419	$0.766300	$0.536152	$0.994893

M&E - 2.05%	$0.732579	$0.765394	$0.535530	$0.993768

M&E - 2.15%	$0.730891	$0.763677	$0.534313	$0.991504

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	ProFund VP International Subaccount	ProFund VP Emerging Markets Subaccount	ProFund VP Short International Subaccount	Access VP High Yield SM Subaccount

Assets
Investment in securities:
Number of shares	147,060.100	205,670.750	10,643.864	165,687.807

Cost	$2,826,529	$5,224,242	$315,409	$3,898,431

Investments in mutual funds, Level 1 quoted prices at net asset value	$3,095,615	$5,785,518	$256,411	$4,369,187
Receivable for units sold	7	1	—	—

Total assets	3,095,622	5,785,519	256,411	4,369,187

Liabilities
Payable for units redeemed	—	—	9	—

	$3,095,622	$5,785,519	$256,402	$4,369,187

Net Assets:
Deferred annuity contracts terminable by owners	$3,095,622	$5,785,519	$256,402	$4,369,187

Total net assets	$3,095,622	$5,785,519	$256,402	$4,369,187

Accumulation units outstanding:
M&E - 1.25%	1,321,653	1,537,458	48,016	2,014,855

M&E - 1.30%	1,458,316	2,082,840	52,916	636,396

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	1,699,885	2,383,553	118,922	1,239,527

M&E - 1.55%	55,278	105,076	39,114	7,542

M&E - 1.65%	—	249,508	1,591	6,003

M&E - 1.75%	—	15,806	17,978	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	7,343	21,891	—	—

M&E - 2.05%	56	—	—	—

M&E - 2.15%	—	—	—	—

Accumulation unit value:
M&E - 1.25%	$0.683262	$0.907315	$0.924617	$1.121335

M&E - 1.30%	$0.682484	$0.906276	$0.923560	$1.120067

M&E - 1.40%	$1.263533	$1.304178	$0.733046	$1.226708

M&E - 1.45%	$1.263119	$1.303756	$0.732801	$1.226307

M&E - 1.50%	$0.679357	$0.902116	$0.919315	$1.114929

M&E - 1.55%	$0.678587	$0.901084	$0.918268	$1.113652

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	ProFund VP International Subaccount	ProFund VP Emerging Markets Subaccount	ProFund VP Short International Subaccount	Access VP High Yield SM Subaccount
M&E - 1.65%	$0.677025	$0.899005	$0.916175	$1.111100

M&E - 1.75%	$0.675475	$0.896966	$0.914083	$1.108567

M&E -1.80%	$0.674702	$0.895927	$0.913034	$1.107313

M&E -1.90%	$0.673163	$0.893887	$0.910944	$1.104782

M&E -1.95%	$0.672389	$0.892860	$0.909926	$1.103533

M&E - 2.00%	$0.671615	$0.891843	$0.908875	$1.102258

M&E - 2.05%	$0.670861	$0.890829	$0.907848	$1.101002

M&E - 2.15%	$0.669316	$0.888770	$0.905776	$1.098521

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	AllianceBernstein Balanced Wealth Strategy Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount
Assets
Investment in securities:
Number of shares	69,234.250	219,783.254

Cost	$630,095	$1,307,484

Investments in mutual funds, Level 1 quoted prices at net asset value	$732,498	$1,569,252
Receivable for units sold	—	2

Total assets	732,498	1,569,254

Liabilities
Payable for units redeemed	1	—

	$732,497	$1,569,254

Net Assets:
Deferred annuity contracts terminable by owners	$732,497	$1,569,254

Total net assets	$732,497	$1,569,254

Accumulation units outstanding:
M&E - 1.25%	244,935	382,637

M&E - 1.30%	232,383	701,176

M&E - 1.40%	—	—

M&E - 1.45%	—	—

M&E - 1.50%	91,274	116,237

M&E - 1.55%	14,691	11,521

M&E - 1.65%	—	—

M&E - 1.75%	5,765	24,278

M&E - 1.80%	680	—

M&E - 1.90%	—	—

M&E - 1.95%	—	—

M&E - 2.00%	—	—

M&E - 2.05%	—	—

M&E - 2.15%	—	—

Accumulation unit value:
M&E - 1.25%	$1.243091	$1.270689

M&E - 1.30%	$1.242394	$1.269985

M&E - 1.40%	—	—

M&E - 1.45%	—	—

M&E - 1.50%	$1.239595	$1.267151

M&E - 1.55%	$1.238923	$1.266432

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	AllianceBernstein Balanced Wealth Strategy Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount
M&E - 1.65%	$1.237531	$1.265010

M&E - 1.75%	$1.236150	$1.263591

M&E -1.80%	$1.235456	$1.262890

M&E -1.90%	$1.234087	$1.261486

M&E -1.95%	$1.233390	$1.260784

M&E - 2.00%	$1.232706	$1.260066

M&E - 2.05%	$1.232022	$1.259368

M&E - 2.15%	$1.230654	$1.257960

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica JPMorgan Core Bond VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount
Net investment income (loss)
Income:
Dividends	$539,893	$3,326,806	$1,675,169	$7,001,819
Expenses:
Administrative, mortality and expense risk charge	176,284	1,061,265	998,298	2,331,429

Net investment income (loss)	363,609	2,265,541	676,871	4,670,390

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	93,493	1,303,370	5,968,444	6,470,733
Proceeds from sales	6,514,786	12,383,883	18,516,942	25,678,724
Cost of investments sold	6,305,374	16,062,605	35,403,943	35,230,863

Net realized capital gains (losses) on investments	302,905	(2,375,352)	(10,918,557)	(3,081,406)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	5,656	(21,218,842)	(58,313,956)	(65,185,160)
End of Period	362,455	(5,039,045)	(30,761,387)	(29,768,876)

Net change in unrealized appreciation/depreciation of investments	356,799	16,179,797	27,552,569	35,416,284

Net realized and unrealized capital gains (losses) on investments	659,704	13,804,445	16,634,012	32,334,878

Increase (decrease) in net assets from operations	$1,023,313	$16,069,986	$17,310,883	$37,005,268

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Asset Allocation - Moderate Growth VP Subaccount	Transamerica International Moderate Growth VP Subaccount	Transamerica Clarion Global Real Estate Sec VP Subaccount	Transamerica Federated Market Opportunity VP Subaccount
Net investment income (loss)
Income:
Dividends	$9,086,640	$649,895	$—	$236,391
Expenses:
Administrative, mortality and expense risk charge	3,935,857	349,316	88,072	123,830

Net investment income (loss)	5,150,783	300,579	(88,072)	112,561

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	15,581,323	—	—	833,016
Proceeds from sales	27,883,289	4,011,989	2,125,045	4,521,380
Cost of investments sold	42,382,531	6,013,147	6,137,120	5,199,190

Net realized capital gains (losses) on investments	1,082,081	(2,001,158)	(4,012,075)	155,206

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(145,589,881)	(13,001,144)	(8,046,986)	(847,105)
End of Period	(84,846,695)	(4,911,019)	(2,213,044)	(1,021,230)

Net change in unrealized appreciation/depreciation of investments	60,743,186	8,090,125	5,833,942	(174,125)

Net realized and unrealized capital gains (losses) on investments	61,825,267	6,088,967	1,821,867	(18,919)

Increase (decrease) in net assets from operations	$66,976,050	$6,389,546	$1,733,795	$93,642

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Science & Technology VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount
Net investment income (loss)
Income:
Dividends	$—	$16,314	$13,109	$60,529
Expenses:
Administrative, mortality and expense risk charge	18,679	13,348	37,447	76,845

Net investment income (loss)	(18,679)	2,966	(24,338)	(16,316)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	15,126	—	—	—
Proceeds from sales	808,130	226,870	1,612,681	1,688,856
Cost of investments sold	1,128,021	477,768	2,455,553	3,230,875

Net realized capital gains (losses) on investments	(304,765)	(250,898)	(842,872)	(1,542,019)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(648,904)	(774,033)	(1,375,148)	(3,566,149)
End of Period	256,072	(289,977)	47,196	(1,346,398)

Net change in unrealized appreciation/depreciation of investments	904,976	484,056	1,422,344	2,219,751

Net realized and unrealized capital gains (losses) on investments	600,211	233,158	579,472	677,732

Increase (decrease) in net assets from operations	$581,532	$236,124	$555,134	$661,416

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica AEGON High Yield Bond VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Munder Net50 VP Subaccount	Transamerica PIMCO Total Return VP Subaccount
Net investment income (loss)
Income:
Dividends	$526,298	$38,795	$—	$1,298,144
Expenses:
Administrative, mortality and expense risk charge	64,817	24,547	25,986	257,282

Net investment income (loss)	461,481	14,248	(25,986)	1,040,862

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	645,701
Proceeds from sales	2,756,887	768,020	862,891	6,078,536
Cost of investments sold	2,497,165	1,264,748	1,401,475	6,453,873

Net realized capital gains (losses) on investments	259,722	(496,728)	(538,584)	270,364

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(246,164)	(818,460)	(1,062,158)	(1,037,682)
End of Period	645,138	114,019	426,664	192,701

Net change in unrealized appreciation/depreciation of investments	891,302	932,479	1,488,822	1,230,383

Net realized and unrealized capital gains (losses) on investments	1,151,024	435,751	950,238	1,500,747

Increase (decrease) in net assets from operations	$1,612,505	$449,999	$924,252	$2,541,609

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Focus VP Subaccount	Transamerica T.Rowe Price Equity Income VP Subaccount	Transamerica T.Rowe Price Small Cap VP Subaccount	Transamerica Templeton Global VP Subaccount
Net investment income (loss)
Income:
Dividends	$36,738	$148,935	$—	$55,637
Expenses:
Administrative, mortality and expense risk charge	24,183	58,805	31,894	61,649

Net investment income (loss)	12,555	90,130	(31,894)	(6,012)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	33,634	123,412	—
Proceeds from sales	586,015	1,582,284	2,163,756	1,285,674
Cost of investments sold	1,156,472	3,764,638	3,355,112	2,075,006

Net realized capital gains (losses) on investments	(570,457)	(2,148,720)	(1,067,944)	(789,332)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,208,160)	(3,859,932)	(1,493,955)	(2,742,494)
End of Period	(271,597)	(902,014)	463,129	(933,963)

Net change in unrealized appreciation/depreciation of investments	936,563	2,957,918	1,957,084	1,808,531

Net realized and unrealized capital gains (losses) on investments	366,106	809,198	889,140	1,019,199

Increase (decrease) in net assets from operations	$378,661	$899,328	$857,246	$1,013,187

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Third Avenue Value VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica Equity VP Subaccount
Net investment income (loss)
Income:
Dividends	$—	$88,368	$50,792	$56,278
Expenses:
Administrative, mortality and expense risk charge	167,379	70,474	21,862	159,180

Net investment income (loss)	(167,379)	17,894	28,930	(102,902)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	857,948	76,975	—	—
Proceeds from sales	3,463,168	1,379,111	1,157,812	3,507,451
Cost of investments sold	8,861,937	2,039,959	1,888,793	5,382,038

Net realized capital gains (losses) on investments	(4,540,821)	(583,873)	(730,981)	(1,874,587)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(11,548,781)	(1,868,981)	(890,289)	(7,382,685)
End of Period	(3,423,698)	(165,083)	198,136	(2,605,408)

Net change in unrealized appreciation/depreciation of investments	8,125,083	1,703,898	1,088,425	4,777,277

Net realized and unrealized capital gains (losses) on investments	3,584,262	1,120,025	357,444	2,902,690

Increase (decrease) in net assets from operations	$3,416,883	$1,137,919	$386,374	$2,799,788

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Growth Opportunities VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica U.S. Government Securities - PAM Fund Subaccount
Net investment income (loss)
Income:
Dividends	$—	$25,509	$318,264	$4,038,131
Expenses:
Administrative, mortality and expense risk charge	54,754	837,553	157,097	2,609,487

Net investment income (loss)	(54,754)	(812,044)	161,167	1,428,644

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,989,395	54,981,085	3,370,248	112,175,774
Cost of investments sold	3,310,982	54,981,085	5,574,425	107,154,961

Net realized capital gains (losses) on investments	(1,321,587)	—	(2,204,177)	5,020,813

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(2,152,852)	—	(8,044,575)	8,692,075
End of Period	440,237	—	(2,202,958)	7,160,916

Net change in unrealized appreciation/depreciation of investments	2,593,089	—	5,841,617	(1,531,159)

Net realized and unrealized capital gains (losses) on investments	1,271,502	—	3,637,440	3,489,654

Increase (decrease) in net assets from operations	$1,216,748	$(812,044)	$3,798,607	$4,918,298

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica U.S. Government Securities VP Subaccount	Transamerica Value Balanced VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount	Transamerica Index 50 VP Subaccount
Net investment income (loss)
Income:
Dividends	$592,227	$117,014	$—	$2,129
Expenses:
Administrative, mortality and expense risk charge	355,493	43,747	36,307	9,353

Net investment income (loss)	236,734	73,267	(36,307)	(7,224)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	12,341,572	2,256,710	1,752,369	151,711
Cost of investments sold	11,852,706	3,177,283	2,337,906	164,295

Net realized capital gains (losses) on investments	488,866	(920,573)	(585,537)	(12,584)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	967,841	(1,117,246)	(1,332,167)	(32,817)
End of Period	987,319	286,962	561,109	116,647

Net change in unrealized appreciation/depreciation of investments	19,478	1,404,208	1,893,276	149,464

Net realized and unrealized capital gains (losses) on investments	508,344	483,635	1,307,739	136,880

Increase (decrease) in net assets from operations	$745,078	$556,902	$1,271,432	$129,656

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Index 75 VP Subaccount	Transamerica Efficient Markets VP Subaccount	Transamerica Foxhall Global Growth VP - Service Class Subaccount (1)	Transamerica Foxhall Global Conservative VP - Service Class Subaccount (1)
Net investment income (loss)
Income:
Dividends	$5,211	$101	$—	$—
Expenses:
Administrative, mortality and expense risk charge	17,983	3,437	2,846	970

Net investment income (loss)	(12,772)	(3,336)	(2,846)	(970)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	7	51	—	—
Proceeds from sales	370,212	62,251	3,160	972
Cost of investments sold	483,082	53,781	3,137	980

Net realized capital gains (losses) on investments	(112,863)	8,521	23	(8)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(182,427)	5,408	—	—
End of Period	236,028	51,451	30,344	(8,885)

Net change in unrealized appreciation/depreciation of investments	418,455	46,043	30,344	(8,885)

Net realized and unrealized capital gains (losses) on investments	305,592	54,564	30,367	(8,893)

Increase (decrease) in net assets from operations	$292,820	$51,228	$27,521	$(9,863)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Foxhall Global Hard Asset VP - Service Class Subaccount (1)	Transamerica Foxhall Emerging Markets/Pacific Rim VP - SC Subaccount (1)	Transamerica Hanlon Growth VP - Service Class Subaccount (1)	Transamerica Hanlon Growth and Income VP - Service Class Subaccount (1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	350	537	483	385

Net investment income (loss)	(350)	(537)	(483)	(385)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	97,910	152	706	159
Cost of investments sold	98,006	150	699	156

Net realized capital gains (losses) on investments	(96)	2	7	3

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of Period	(420)	8,040	10,098	7,671

Net change in unrealized appreciation/depreciation of investments	(420)	8,040	10,098	7,671

Net realized and unrealized capital gains (losses) on investments	(516)	8,042	10,105	7,674

Increase (decrease) in net assets from operations	$(866)	$7,505	$9,622	$7,289

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Hanlon Balanced VP-Service Class Subaccount (1)	Transamerica Hanlon Managed Income VP - Service Class Subaccount (1)	Transamerica Index 35 VP - Service Class Subaccount (1)	Transamerica Index 100 VP - Service Class Subaccount (1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	321	2,988	—	—
Net investment income (loss)	(321)	(2,988)	—	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,273	43,700	101	101
Cost of investments sold	1,253	43,429	100	100

Net realized capital gains (losses) on investments	20	271	1	1

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of Period	6,557	8,665	—	—

Net change in unrealized appreciation/depreciation of investments	6,557	8,665	—	—

Net realized and unrealized capital gains (losses) on investments	6,577	8,936	1	1

Increase (decrease) in net assets from operations	$6,256	$5,948	$1	$1

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Fidelity - VIP Index 500 Subaccount	ProFund VP Bull Subaccount	ProFund VP Money Market Subaccount	ProFund VP NASDAQ-100 Subaccount
Net investment income (loss)
Income:
Dividends	$73,518	$40,482	$7,023	$—
Expenses:
Administrative, mortality and expense risk charge	38,079	35,782	247,899	11,269

Net investment income (loss)	35,439	4,700	(240,876)	(11,269)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	54,067	—	—	—
Proceeds from sales	395,564	3,073,092	50,321,654	2,403,448
Cost of investments sold	609,661	2,831,656	50,321,654	2,227,744

Net realized capital gains (losses) on investments	(160,030)	241,436	—	175,704

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,357,668)	(8,562)	—	(939)
End of Period	(512,764)	538,169	—	86,212

Net change in unrealized appreciation/depreciation of investments	844,904	546,731	—	87,151

Net realized and unrealized capital gains (losses) on investments	684,874	788,167	—	262,855

Increase (decrease) in net assets from operations	$720,313	$792,867	$(240,876)	$251,586

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	ProFund VP Short Small-Cap Subaccount	ProFund VP Small- Cap Subaccount	ProFund VP Japan Subaccount	ProFund VP UltraSmall-Cap Subaccount
Net investment income (loss)
Income:
Dividends	$5,968	$—	$227	$1,231
Expenses:
Administrative, mortality and expense risk charge	7,312	1,709	708	26,805

Net investment income (loss)	(1,344)	(1,709)	(481)	(25,574)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,140,650	296,623	42,444	5,433,475
Cost of investments sold	2,448,405	300,953	52,764	5,669,144

Net realized capital gains (losses) on investments	(307,755)	(4,330)	(10,320)	(235,669)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(22,372)	(26,181)	(11,539)	(783,201)
End of Period	(20,928)	8,743	17,413	28,071

Net change in unrealized appreciation/depreciation of investments	1,444	34,924	28,952	811,272

Net realized and unrealized capital gains (losses) on investments	(306,311)	30,594	18,632	575,603

Increase (decrease) in net assets from operations	$(307,655)	$28,885	$18,151	$550,029

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	ProFund VP Basic Materials Subaccount	ProFund VP Pharmaceuticals Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP Asia 30 Subaccount
Net investment income (loss)
Income:
Dividends	$12,066	$10,011	$2,966	$19,577
Expenses:
Administrative, mortality and expense risk charge	20,685	9,410	452	27,046

Net investment income (loss)	(8,619)	601	2,514	(7,469)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	261,613
Proceeds from sales	1,555,255	3,253,992	13,640	2,965,914
Cost of investments sold	2,135,908	3,494,613	16,915	3,289,367

Net realized capital gains (losses) on investments	(580,653)	(240,621)	(3,275)	(61,840)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(888,368)	(21,139)	(2,981)	(640,300)
End of Period	231,667	11,626	2,723	73,309

Net change in unrealized appreciation/depreciation of investments	1,120,035	32,765	5,704	713,609

Net realized and unrealized capital gains (losses) on investments	539,382	(207,856)	2,429	651,769

Increase (decrease) in net assets from operations	$530,763	$(207,255)	$4,943	$644,300

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	ProFund VP Oil & Gas Subaccount	ProFund VP U.S. Government Plus Subaccount	ProFund VP Consumer Services Subaccount	ProFund VP Precious Metals Subaccount
Net investment income (loss)
Income:
Dividends	$—	$926	$—	$22,007
Expenses:
Administrative, mortality and expense risk charge	34,190	25,192	635	35,102

Net investment income (loss)	(34,190)	(24,266)	(635)	(13,095)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	352,502	503,145	—	—
Proceeds from sales	1,254,308	5,748,339	107,692	4,357,056
Cost of investments sold	2,311,490	6,665,784	112,327	5,141,886

Net realized capital gains (losses) on investments	(704,680)	(414,300)	(4,635)	(784,830)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,291,586)	441,373	(11,203)	(871,863)
End of Period	(235,981)	(272,670)	5,851	400,718

Net change in unrealized appreciation/depreciation of investments	1,055,605	(714,043)	17,054	1,272,581

Net realized and unrealized capital gains (losses) on investments	350,925	(1,128,343)	12,419	487,751

Increase (decrease) in net assets from operations	$316,735	$(1,152,609)	$11,784	$474,656

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	ProFund VP Europe 30 Subaccount	ProFund VP Short NASDAQ-100 Subaccount	ProFund VP Utilities Subaccount	ProFund VP Financials Subaccount
Net investment income (loss)
Income:
Dividends	$3,129	$9,212	$32,288	$21,461
Expenses:
Administrative, mortality and expense risk charge	2,436	13,345	10,485	13,100

Net investment income (loss)	693	(4,133)	21,803	8,361

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,636,605	4,904,497	541,537	1,492,194
Cost of investments sold	1,683,813	5,156,461	780,845	1,807,884

Net realized capital gains (losses) on investments	(47,208)	(251,964)	(239,308)	(315,690)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(31,669)	19,810	(246,459)	(393,004)
End of Period	2,928	(16,969)	52,127	58,828

Net change in unrealized appreciation/depreciation of investments	34,597	(36,779)	298,586	451,832

Net realized and unrealized capital gains (losses) on investments	(12,611)	(288,743)	59,278	136,142

Increase (decrease) in net assets from operations	$(11,918)	$(292,876)	$81,081	$144,503

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	ProFund VP Small- Cap Value Subaccount	ProFund VP Mid- Cap Subaccount	ProFund VP Short Emerging Markets Subaccount	ProFund VP Falling U.S. Dollar Subaccount
Net investment income (loss)
Income:
Dividends	$457	$—	$—	$13,798
Expenses:
Administrative, mortality and expense risk charge	4,424	8,497	4,818	7,208

Net investment income (loss)	(3,967)	(8,497)	(4,818)	6,590

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	749,561	1,872,767	1,078,991	559,603
Cost of investments sold	919,145	1,993,157	1,446,257	571,081

Net realized capital gains (losses) on investments	(169,584)	(120,390)	(367,266)	(11,478)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(143,711)	(127,426)	(127,010)	(26,611)
End of Period	26,669	89,685	(2,217)	7,113

Net change in unrealized appreciation/depreciation of investments	170,380	217,111	124,793	33,724

Net realized and unrealized capital gains (losses) on investments	796	96,721	(242,473)	22,246

Increase (decrease) in net assets from operations	$(3,171)	$88,224	$(247,291)	$28,836

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	ProFund VP International Subaccount	ProFund VP Emerging Markets Subaccount	ProFund VP Short International Subaccount	Access VP High Yield SM Subaccount
Net investment income (loss)
Income:
Dividends	$514	$3,198	$—	$270,666
Expenses:
Administrative, mortality and expense risk charge	22,975	35,789	7,554	41,565

Net investment income (loss)	(22,461)	(32,591)	(7,554)	229,101

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	41,649	—
Proceeds from sales	3,347,775	3,354,963	1,382,217	9,158,092
Cost of investments sold	3,200,025	3,090,440	1,658,645	9,256,456

Net realized capital gains (losses) on investments	147,750	264,523	(234,779)	(98,364)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	18,580	(123,097)	(75,326)	6,724
End of Period	269,086	561,276	(58,998)	470,756

Net change in unrealized appreciation/depreciation of investments	250,506	684,373	16,328	464,032

Net realized and unrealized capital gains (losses) on investments	398,256	948,896	(218,451)	365,668

Increase (decrease) in net assets from operations	$375,795	$916,305	$(226,005)	$594,769

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	AllianceBernstein Balanced Wealth Strategy Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount
Net investment income (loss)
Income:
Dividends	$3,420	$36,007
Expenses:
Administrative, mortality and expense risk charge	5,277	13,356

Net investment income (loss)	(1,857)	22,651

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—
Proceeds from sales	64,299	191,547
Cost of investments sold	53,667	168,956

Net realized capital gains (losses) on investments	10,632	22,591

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	5,803	6,883
End of Period	102,403	261,768

Net change in unrealized appreciation/depreciation of investments	96,600	254,885

Net realized and unrealized capital gains (losses) on investments	107,232	277,476

Increase (decrease) in net assets from operations	$105,375	$300,127

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica JPMorgan Core Bond VP Subaccount		Transamerica Asset Allocation - Conservative VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$363,609	$491,069	$2,265,541	$1,495,105
Net realized capital gains (losses) on investments	302,905	(261,647)	(2,375,352)	(2,343,312)
Net change in unrealized appreciation/depreciation of investments	356,799	18,950	16,179,797	(20,730,994)

Increase (decrease) in net assets from operations	1,023,313	248,372	16,069,986	(21,579,201)

Contract transactions
Net contract purchase payments	271,351	482,705	3,923,791	11,662,583
Transfer payments from (to) other subaccounts or general account	2,667,596	1,837,109	17,346,955	8,512,215
Contract terminations, withdrawals, and other deductions	(1,864,982)	(2,067,285)	(7,155,004)	(8,766,493)
Contract maintenance charges	(58,339)	(59,533)	(458,988)	(446,312)

Increase (decrease) in net assets from contract transactions	1,015,626	192,996	13,656,754	10,961,993

Net increase (decrease) in net assets	2,038,939	441,368	29,726,740	(10,617,208)

Net assets:
Beginning of the period	10,110,874	9,669,506	66,482,160	77,099,368

End of the period	$12,149,813	$10,110,874	$96,208,900	$66,482,160

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Asset Allocation - Growth VP Subaccount		Transamerica Asset Allocation - Moderate VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$676,871	$1,552,156	$4,670,390	$4,218,326
Net realized capital gains (losses) on investments	(10,918,557)	3,234,367	(3,081,406)	5,621,614
Net change in unrealized appreciation/depreciation of investments	27,552,569	(70,334,860)	35,416,284	(79,615,300)

Increase (decrease) in net assets from operations	17,310,883	(65,548,337)	37,005,268	(69,775,360)

Contract transactions
Net contract purchase payments	2,255,723	12,644,467	8,108,919	32,859,252
Transfer payments from (to) other subaccounts or general account	(2,424,726)	(56,461,171)	20,568,622	(61,932,446)
Contract terminations, withdrawals, and other deductions	(6,380,482)	(9,792,575)	(15,543,378)	(21,109,215)
Contract maintenance charges	(355,853)	(609,068)	(1,021,208)	(1,092,659)

Increase (decrease) in net assets from contract transactions	(6,905,338)	(54,218,347)	12,112,955	(51,275,068)

Net increase (decrease) in net assets	10,405,545	(119,766,684)	49,118,223	(121,050,428)

Net assets:
Beginning of the period	71,875,957	191,642,641	150,183,107	271,233,535

End of the period	$82,281,502	$71,875,957	$199,301,330	$150,183,107

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Asset Allocation - Moderate Growth VP Subaccount		Transamerica International Moderate Growth VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$5,150,783	$5,672,947	$300,579	$302,961
Net realized capital gains (losses) on investments	1,082,081	26,974,429	(2,001,158)	9,897
Net change in unrealized appreciation/depreciation of investments	60,743,186	(183,777,002)	8,090,125	(14,292,471)

Increase (decrease) in net assets from operations	66,976,050	(151,129,626)	6,389,546	(13,979,613)

Contract transactions
Net contract purchase payments	14,648,656	57,507,332	1,489,902	14,199,953
Transfer payments from (to) other subaccounts or general account	16,837,272	(102,475,974)	1,084,108	(2,529,328)
Contract terminations, withdrawals, and other deductions	(16,866,300)	(24,610,171)	(1,705,102)	(1,742,098)
Contract maintenance charges	(1,807,623)	(1,944,237)	(192,406)	(127,117)

Increase (decrease) in net assets from contract transactions	12,812,005	(71,523,050)	676,502	9,801,410

Net increase (decrease) in net assets	79,788,055	(222,652,676)	7,066,048	(4,178,203)

Net assets:
Beginning of the period	255,940,310	478,592,986	23,136,168	27,314,371

End of the period	$335,728,365	$255,940,310	$30,202,216	$23,136,168

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Clarion Global Real Estate Sec VP Subaccount		Transamerica Federated Market Opportunity VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(88,072)	$627,513	$112,561	$417,187
Net realized capital gains (losses) on investments	(4,012,075)	(3,754,228)	155,206	(1,905,364)
Net change in unrealized appreciation/depreciation of investments	5,833,942	(3,924,203)	(174,125)	381,638

Increase (decrease) in net assets from operations	1,733,795	(7,050,918)	93,642	(1,106,539)

Contract transactions
Net contract purchase payments	208,416	884,454	600,464	956,331
Transfer payments from (to) other subaccounts or general account	89,426	(7,681,789)	391,516	(6,313,871)
Contract terminations, withdrawals, and other deductions	(620,668)	(1,438,273)	(667,642)	(1,327,343)
Contract maintenance charges	(28,537)	(63,143)	(46,664)	(66,446)

Increase (decrease) in net assets from contract transactions	(351,363)	(8,298,751)	277,674	(6,751,329)

Net increase (decrease) in net assets	1,382,432	(15,349,669)	371,316	(7,857,868)

Net assets:
Beginning of the period	6,627,176	21,976,845	8,753,086	16,610,954

End of the period	$8,009,608	$6,627,176	$9,124,402	$8,753,086

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Science & Technology VP Subaccount		Transamerica JPMorgan Enhanced Index VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(18,679)	$(29,727)	$2,966	$72,709
Net realized capital gains (losses) on investments	(304,765)	(508,180)	(250,898)	(279,935)
Net change in unrealized appreciation/depreciation of investments	904,976	(894,528)	484,056	(617,959)

Increase (decrease) in net assets from operations	581,532	(1,432,435)	236,124	(825,185)

Contract transactions
Net contract purchase payments	27,416	225,506	34,472	53,263
Transfer payments from (to) other subaccounts or general account	698,473	(466,959)	95,543	(553,032)
Contract terminations, withdrawals, and other deductions	(315,427)	(419,489)	(47,614)	(333,389)
Contract maintenance charges	(6,542)	(9,338)	(3,819)	(8,521)

Increase (decrease) in net assets from contract transactions	403,920	(670,280)	78,582	(841,679)

Net increase (decrease) in net assets	985,452	(2,102,715)	314,706	(1,666,864)

Net assets:
Beginning of the period	977,037	3,079,752	968,795	2,635,659

End of the period	$1,962,489	$977,037	$1,283,501	$968,795

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Marsico Growth VP Subaccount		Transamerica BlackRock Large Cap Value VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(24,338)	$(39,436)	$(16,316)	$(78,858)
Net realized capital gains (losses) on investments	(842,872)	186,170	(1,542,019)	(1,714,849)
Net change in unrealized appreciation/depreciation of investments	1,422,344	(2,732,826)	2,219,751	(2,488,430)

Increase (decrease) in net assets from operations	555,134	(2,586,092)	661,416	(4,282,137)

Contract transactions
Net contract purchase payments	59,649	340,976	205,013	723,441
Transfer payments from (to) other subaccounts or general account	142,877	(1,684,448)	2,899,071	(6,023,972)
Contract terminations, withdrawals, and other deductions	(186,597)	(415,837)	(537,615)	(1,047,444)
Contract maintenance charges	(10,614)	(23,804)	(25,609)	(41,858)

Increase (decrease) in net assets from contract transactions	5,315	(1,783,113)	2,540,860	(6,389,833)

Net increase (decrease) in net assets	560,449	(4,369,205)	3,202,276	(10,671,970)

Net assets:
Beginning of the period	2,526,345	6,895,550	5,685,388	16,357,358

End of the period	$3,086,794	$2,526,345	$8,887,664	$5,685,388

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica AEGON High Yield Bond VP Subaccount		Transamerica MFS International Equity VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$461,481	$122,266	$14,248	$105,238
Net realized capital gains (losses) on investments	259,722	(289,821)	(496,728)	(581,144)
Net change in unrealized appreciation/depreciation of investments	891,302	(279,634)	932,479	(677,080)

Increase (decrease) in net assets from operations	1,612,505	(447,189)	449,999	(1,152,986)

Contract transactions
Net contract purchase payments	178,548	102,247	56,441	488,101
Transfer payments from (to) other subaccounts or general account	5,365,641	(1,408,088)	401,980	103,052
Contract terminations, withdrawals, and other deductions	(413,376)	(247,354)	(176,848)	(303,650)
Contract maintenance charges	(17,596)	(6,712)	(5,130)	(8,865)

Increase (decrease) in net assets from contract transactions	5,113,217	(1,559,907)	276,443	278,638

Net increase (decrease) in net assets	6,725,722	(2,007,096)	726,442	(874,348)

Net assets:
Beginning of the period	954,891	2,961,987	1,716,936	2,591,284

End of the period	$7,680,613	$954,891	$2,443,378	$1,716,936

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Munder Net50 VP Subaccount		Transamerica PIMCO Total Return VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(25,986)	$46,603	$1,040,862	$730,373
Net realized capital gains (losses) on investments	(538,584)	123,831	270,364	(345,038)
Net change in unrealized appreciation/depreciation of investments	1,488,822	(1,452,305)	1,230,383	(1,451,696)

Increase (decrease) in net assets from operations	924,252	(1,281,871)	2,541,609	(1,066,361)

Contract transactions
Net contract purchase payments	51,184	172,241	693,832	1,695,189
Transfer payments from (to) other subaccounts or general account	966,181	(1,571,472)	9,224,819	6,086,339
Contract terminations, withdrawals, and other deductions	(324,101)	(363,521)	(1,941,659)	(2,077,181)
Contract maintenance charges	(9,028)	(9,524)	(75,612)	(58,029)

Increase (decrease) in net assets from contract transactions	684,236	(1,772,276)	7,901,380	5,646,318

Net increase (decrease) in net assets	1,608,488	(3,054,147)	10,442,989	4,579,957

Net assets:
Beginning of the period	1,210,480	4,264,627	13,053,294	8,473,337

End of the period	$2,818,968	$1,210,480	$23,496,283	$13,053,294

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Focus VP Subaccount		Transamerica T.Rowe Price Equity Income VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$12,555	$12,285	$90,130	$161,493
Net realized capital gains (losses) on investments	(570,457)	(685,547)	(2,148,720)	(872,567)
Net change in unrealized appreciation/depreciation of investments	936,563	(986,762)	2,957,918	(3,041,865)

Increase (decrease) in net assets from operations	378,661	(1,660,024)	899,328	(3,752,939)

Contract transactions
Net contract purchase payments	25,306	70,897	229,037	330,966
Transfer payments from (to) other subaccounts or general account	(93,637)	(2,656,904)	(240,718)	(3,942,694)
Contract terminations, withdrawals, and other deductions	(144,762)	(314,845)	(335,460)	(875,988)
Contract maintenance charges	(10,526)	(20,340)	(21,394)	(36,981)

Increase (decrease) in net assets from contract transactions	(223,619)	(2,921,192)	(368,535)	(4,524,697)

Net increase (decrease) in net assets	155,042	(4,581,216)	530,793	(8,277,636)

Net assets:
Beginning of the period	1,844,478	6,425,694	4,526,792	12,804,428

End of the period	$1,999,520	$1,844,478	$5,057,585	$4,526,792

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica T.Rowe Price Small Cap VP Subaccount		Transamerica Templeton Global VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(31,894)	$3,228	$(6,012)	$8,570
Net realized capital gains (losses) on investments	(1,067,944)	(67,062)	(789,332)	(1,342,718)
Net change in unrealized appreciation/depreciation of investments	1,957,084	(1,441,548)	1,808,531	(3,677,265)

Increase (decrease) in net assets from operations	857,246	(1,505,382)	1,013,187	(5,011,413)

Contract transactions
Net contract purchase payments	58,419	192,365	192,738	647,051
Transfer payments from (to) other subaccounts or general account	401,323	(958,739)	67,655	(4,382,394)
Contract terminations, withdrawals, and other deductions	(232,648)	(268,552)	(351,744)	(1,135,811)
Contract maintenance charges	(8,569)	(14,063)	(17,645)	(35,783)

Increase (decrease) in net assets from contract transactions	218,525	(1,048,989)	(108,996)	(4,906,937)

Net increase (decrease) in net assets	1,075,771	(2,554,371)	904,191	(9,918,350)

Net assets:
Beginning of the period	2,137,785	4,692,156	4,337,019	14,255,369

End of the period	$3,213,556	$2,137,785	$5,241,210	$4,337,019

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Third Avenue Value VP Subaccount		Transamerica Balanced VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(167,379)	$777,740	$17,894	$21,746
Net realized capital gains (losses) on investments	(4,540,821)	(6,433,991)	(583,873)	251,530
Net change in unrealized appreciation/depreciation of investments	8,125,083	(6,030,937)	1,703,898	(2,497,394)

Increase (decrease) in net assets from operations	3,416,883	(11,687,188)	1,137,919	(2,224,118)

Contract transactions
Net contract purchase payments	461,527	1,488,097	653,705	2,257,648
Transfer payments from (to) other subaccounts or general account	(234,548)	(14,584,593)	1,385,957	(2,290,532)
Contract terminations, withdrawals, and other deductions	(854,490)	(2,278,903)	(331,397)	(442,098)
Contract maintenance charges	(63,249)	(109,021)	(24,154)	(17,103)

Increase (decrease) in net assets from contract transactions	(690,760)	(15,484,420)	1,684,111	(492,085)

Net increase (decrease) in net assets	2,726,123	(27,171,608)	2,822,030	(2,716,203)

Net assets:
Beginning of the period	11,647,931	38,819,539	4,185,469	6,901,672

End of the period	$14,374,054	$11,647,931	$7,007,499	$4,185,469

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Convertible Securities VP Subaccount		Transamerica Equity VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$28,930	$106,582	$(102,902)	$(328,207)
Net realized capital gains (losses) on investments	(730,981)	(242,892)	(1,874,587)	(1,001,623)
Net change in unrealized appreciation/depreciation of investments	1,088,425	(1,133,312)	4,777,277	(12,110,901)

Increase (decrease) in net assets from operations	386,374	(1,269,622)	2,799,788	(13,440,731)

Contract transactions
Net contract purchase payments	48,072	192,950	547,825	1,566,444
Transfer payments from (to) other subaccounts or general account	399,088	(1,713,361)	649,116	(10,309,457)
Contract terminations, withdrawals, and other deductions	(131,372)	(409,150)	(649,102)	(1,750,762)
Contract maintenance charges	(5,709)	(11,547)	(64,625)	(120,981)

Increase (decrease) in net assets from contract transactions	310,079	(1,941,108)	483,214	(10,614,756)

Net increase (decrease) in net assets	696,453	(3,210,730)	3,283,002	(24,055,487)

Net assets:
Beginning of the period	1,407,384	4,618,114	10,648,791	34,704,278

End of the period	$2,103,837	$1,407,384	$13,931,793	$10,648,791

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Growth Opportunities VP Subaccount		Transamerica Money Market VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(54,754)	$148,568	$(812,044)	$257,252
Net realized capital gains (losses) on investments	(1,321,587)	(630,958)	—	(477)
Net change in unrealized appreciation/depreciation of investments	2,593,089	(2,778,348)	—	—

Increase (decrease) in net assets from operations	1,216,748	(3,260,738)	(812,044)	256,775

Contract transactions
Net contract purchase payments	324,840	535,783	10,192,816	23,767,988
Transfer payments from (to) other subaccounts or general account	423,971	(2,131,530)	(33,963,893)	42,643,266
Contract terminations, withdrawals, and other deductions	(364,568)	(692,346)	(9,301,153)	(12,690,079)
Contract maintenance charges	(19,149)	(24,314)	(274,040)	(177,161)

Increase (decrease) in net assets from contract transactions	365,094	(2,312,407)	(33,346,270)	53,544,014

Net increase (decrease) in net assets	1,581,842	(5,573,145)	(34,158,314)	53,800,789

Net assets:
Beginning of the period	3,304,852	8,877,997	75,404,902	21,604,113

End of the period	$4,886,694	$3,304,852	$41,246,588	$75,404,902

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Small/Mid Cap Value VP Subaccount		Transamerica U.S. Government Securities - PAM Fund Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$161,167	$71,590	$1,428,644	$157,378
Net realized capital gains (losses) on investments	(2,204,177)	(122,624)	5,020,813	158,928
Net change in unrealized appreciation/depreciation of investments	5,841,617	(9,660,033)	(1,531,159)	8,663,643

Increase (decrease) in net assets from operations	3,798,607	(9,711,067)	4,918,298	8,979,949

Contract transactions
Net contract purchase payments	470,180	2,581,737	17	—
Transfer payments from (to) other subaccounts or general account	657,654	(7,960,754)	(65,061,259)	209,769,521
Contract terminations, withdrawals, and other deductions	(1,105,459)	(1,690,931)	(14,874,668)	(6,945,904)
Contract maintenance charges	(48,908)	(76,146)	(1,572,071)	(565,047)

Increase (decrease) in net assets from contract transactions	(26,533)	(7,146,094)	(81,507,981)	202,258,570

Net increase (decrease) in net assets	3,772,074	(16,857,161)	(76,589,683)	211,238,519

Net assets:
Beginning of the period	10,129,724	26,986,885	217,670,592	6,432,073

End of the period	$13,901,798	$10,129,724	$141,080,909	$217,670,592

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica U.S. Government Securities VP Subaccount		Transamerica Value Balanced VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$236,734	$132,734	$73,267	$176,777
Net realized capital gains (losses) on investments	488,866	11,711	(920,573)	(512,621)
Net change in unrealized appreciation/depreciation of investments	19,478	944,539	1,404,208	(1,395,100)

Increase (decrease) in net assets from operations	745,078	1,088,984	556,902	(1,730,944)

Contract transactions
Net contract purchase payments	2,635,308	3,106,530	429,376	324,622
Transfer payments from (to) other subaccounts or general account	(3,827,779)	20,781,975	(950,645)	(451,057)
Contract terminations, withdrawals, and other deductions	(2,744,445)	(1,105,492)	(290,303)	(424,425)
Contract maintenance charges	(130,638)	(26,930)	(9,469)	(17,994)

Increase (decrease) in net assets from contract transactions	(4,067,554)	22,756,083	(821,041)	(568,854)

Net increase (decrease) in net assets	(3,322,476)	23,845,067	(264,139)	(2,299,798)

Net assets:
Beginning of the period	25,893,172	2,048,105	3,285,706	5,585,504

End of the period	$22,570,696	$25,893,172	$3,021,567	$3,285,706

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Van Kampen Mid-Cap Growth VP Subaccount		Transamerica Index 50 VP Subaccount
	2009	2008	2009	2008 (1)
Operations
Net investment income (loss)	$(36,307)	$27,186	$(7,224)	$(1,697)
Net realized capital gains (losses) on investments	(585,537)	(266,741)	(12,584)	(8,524)
Net change in unrealized appreciation/depreciation of investments	1,893,276	(1,975,807)	149,464	(32,817)

Increase (decrease) in net assets from operations	1,271,432	(2,215,362)	129,656	(43,038)

Contract transactions
Net contract purchase payments	101,518	439,216	210,563	279,984
Transfer payments from (to) other subaccounts or general account	450,182	(1,684,502)	184,471	98,581
Contract terminations, withdrawals, and other deductions	(249,886)	(465,164)	(38,744)	(1,951)
Contract maintenance charges	(11,254)	(14,219)	(3,787)	(1)

Increase (decrease) in net assets from contract transactions	290,560	(1,724,669)	352,503	376,613

Net increase (decrease) in net assets	1,561,992	(3,940,031)	482,159	333,575

Net assets:
Beginning of the period	1,832,575	5,772,606	333,575	—

End of the period	$3,394,567	$1,832,575	$815,734	$333,575

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Index 75 VP Subaccount		Transamerica Efficient Markets VP Subaccount
	2009	2008 (1)	2009	2008 (1)
Operations
Net investment income (loss)	$(12,772)	$(6,936)	$(3,336)	$(78)
Net realized capital gains (losses) on investments	(112,863)	(73,906)	8,521	(187)
Net change in unrealized appreciation/depreciation of investments	418,455	(182,427)	46,043	5,408

Increase (decrease) in net assets from operations	292,820	(263,269)	51,228	5,143

Contract transactions
Net contract purchase payments	198,303	829,597	64,798	199,302
Transfer payments from (to) other subaccounts or general account	26,257	614,650	29,624	5,270
Contract terminations, withdrawals, and other deductions	(101,941)	(17,620)	(46,836)	(1,129)
Contract maintenance charges	(6,857)	(349)	(1,218)	—

Increase (decrease) in net assets from contract transactions	115,762	1,426,278	46,368	203,443

Net increase (decrease) in net assets	408,582	1,163,009	97,596	208,586

Net assets:
Beginning of the period	1,163,009	—	208,586	—

End of the period	$1,571,591	$1,163,009	$306,182	$208,586

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Foxhall Global Growth VP - Service Class Subaccount 2009 (1)	Transamerica Foxhall Global Conservative VP - Service Class Subaccount 2009 (1)	Transamerica Foxhall Global Hard Asset VP - Service Class Subaccount 2009 (1)
Operations
Net investment income (loss)	$(2,846)	$(970)	$(350)
Net realized capital gains (losses) on investments	23	(8)	(96)
Net change in unrealized appreciation/depreciation of investments	30,344	(8,885)	(420)

Increase (decrease) in net assets from operations	27,521	(9,863)	(866)

Contract transactions
Net contract purchase payments	751,795	250,100	100
Transfer payments from (to) other subaccounts or general account	2,544,636	684,577	434,195
Contract terminations, withdrawals, and other deductions	(1,560)	(100)	(665)
Contract maintenance charges	(1,055)	—	(6)

Increase (decrease) in net assets from contract transactions	3,293,816	934,577	433,624

Net increase (decrease) in net assets	3,321,337	924,714	432,758

Net assets:
Beginning of the period	—	—	—

End of the period	$3,321,337	$924,714	$432,758

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Foxhall Emerging Markets/Pacific Rim VP - SC Subaccount 2009 (1)	Transamerica Hanlon Growth VP - Service Class Subaccount 2009 (1)	Transamerica Hanlon Growth and Income VP - Service Class Subaccount 2009 (1)
Operations
Net investment income (loss)	$(537)	$(483)	$(385)
Net realized capital gains (losses) on investments	2	7	3
Net change in unrealized appreciation/depreciation of investments	8,040	10,098	7,671

Increase (decrease) in net assets from operations	7,505	9,622	7,289

Contract transactions
Net contract purchase payments	130	1,795	100
Transfer payments from (to) other subaccounts or general account	576,091	423,971	702,709
Contract terminations, withdrawals, and other deductions	(677)	(565)	(344)
Contract maintenance charges	(6)	(6)	(6)

Increase (decrease) in net assets from contract transactions	575,538	425,195	702,459

Net increase (decrease) in net assets	583,043	434,817	709,748

Net assets:
Beginning of the period	—	—	—

End of the period	$583,043	$434,817	$709,748

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Hanlon Balanced VP - Service Class Subaccount 2009 (1)	Transamerica Hanlon Managed Income VP - Service Class Subaccount 2009 (1)	Transamerica Index 35 VP - Service Class Subaccount 2009 (1)
Operations
Net investment income (loss)	$(321)	$(2,988)	$—
Net realized capital gains (losses) on investments	20	271	1
Net change in unrealized appreciation/depreciation of investments	6,557	8,665	—

Increase (decrease) in net assets from operations	6,256	5,948	1

Contract transactions
Net contract purchase payments	100	130	100
Transfer payments from (to) other subaccounts or general account	393,583	3,905,219	—
Contract terminations, withdrawals, and other deductions	(1,171)	(45,506)	(101)
Contract maintenance charges	—	(3,787)	—

Increase (decrease) in net assets from contract transactions	392,512	3,856,056	(1)

Net increase (decrease) in net assets	398,768	3,862,004	—

Net assets:
Beginning of the period	—	—	—

End of the period	$398,768	$3,862,004	$—

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Index 100 VP - Service Class Subaccount 2009 (1)	Fidelity - VIP Index 500 Subaccount
		2009	2008
Operations
Net investment income (loss)	$—	$35,439	$15,763
Net realized capital gains (losses) on investments	1	(160,030)	(23,203)
Net change in unrealized appreciation/depreciation of investments	—	844,904	(1,668,353)

Increase (decrease) in net assets from operations	1	720,313	(1,675,793)

Contract transactions
Net contract purchase payments	100	205,589	578,255
Transfer payments from (to) other subaccounts or general account	—	585,167	(1,413,042)
Contract terminations, withdrawals, and other deductions	(101)	(164,480)	(219,875)
Contract maintenance charges	—	(6,799)	(9,072)

Increase (decrease) in net assets from contract transactions	(1)	619,477	(1,063,734)

Net increase (decrease) in net assets	—	1,339,790	(2,739,527)

Net assets:
Beginning of the period	—	2,369,742	5,109,269

End of the period	$—	$3,709,532	$2,369,742

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Bull Subaccount		ProFund VP Money Market Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$4,700	$(933)	$(240,876)	$(101,410)
Net realized capital gains (losses) on investments	241,436	(31,816)	—	—
Net change in unrealized appreciation/depreciation of investments	546,731	(2,547)	—	—

Increase (decrease) in net assets from operations	792,867	(35,296)	(240,876)	(101,410)

Contract transactions
Net contract purchase payments	5,687	6,003	313,713	355,249
Transfer payments from (to) other subaccounts or general account	4,700,224	22,332	(4,657,675)	8,063,004
Contract terminations, withdrawals, and other deductions	(310,717)	(14,022)	(4,132,722)	(2,876,522)
Contract maintenance charges	(10,943)	(41)	(56,453)	(66,448)

Increase (decrease) in net assets from contract transactions	4,384,251	14,272	(8,533,137)	5,475,283

Net increase (decrease) in net assets	5,177,118	(21,024)	(8,774,013)	5,373,873

Net assets:
Beginning of the period	133,231	154,255	19,782,946	14,409,073

End of the period	$5,310,349	$133,231	$11,008,933	$19,782,946

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP NASDAQ-100 Subaccount		ProFund VP Short Small-Cap Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(11,269)	$(4,606)	$(1,344)	$5,694
Net realized capital gains (losses) on investments	175,704	(160,089)	(307,755)	24,953
Net change in unrealized appreciation/depreciation of investments	87,151	3,069	1,444	(21,343)

Increase (decrease) in net assets from operations	251,586	(161,626)	(307,655)	9,304

Contract transactions
Net contract purchase payments	36,901	48,040	10,882	67,967
Transfer payments from (to) other subaccounts or general account	579,044	292,198	1,025,397	206,674
Contract terminations, withdrawals, and other deductions	(70,612)	(29,107)	(922,340)	(26,750)
Contract maintenance charges	(2,255)	(1,735)	(952)	(440)

Increase (decrease) in net assets from contract transactions	543,078	309,396	112,987	247,451

Net increase (decrease) in net assets	794,664	147,770	(194,668)	256,755

Net assets:
Beginning of the period	344,594	196,824	369,453	112,698

End of the period	$1,139,258	$344,594	$174,785	$369,453

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Small-Cap Subaccount		ProFund VP Japan Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(1,709)	$(2,585)	$(481)	$3,959
Net realized capital gains (losses) on investments	(4,330)	(28,044)	(10,320)	(18,622)
Net change in unrealized appreciation/depreciation of investments	34,924	(25,734)	28,952	(7,885)

Increase (decrease) in net assets from operations	28,885	(56,363)	18,151	(22,548)

Contract transactions
Net contract purchase payments	5,787	6,381	7,511	51,935
Transfer payments from (to) other subaccounts or general account	87,990	68,226	374,209	(39,844)
Contract terminations, withdrawals, and other deductions	(11,621)	(10,258)	(4,369)	(24,983)
Contract maintenance charges	(579)	(1,315)	(62)	(198)

Increase (decrease) in net assets from contract transactions	81,577	63,034	377,289	(13,090)

Net increase (decrease) in net assets	110,462	6,671	395,440	(35,638)

Net assets:
Beginning of the period	63,691	57,020	20,489	56,127

End of the period	$174,153	$63,691	$415,929	$20,489

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP UltraSmall-Cap Subaccount		ProFund VP Basic Materials Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(25,574)	$(4,856)	$(8,619)	$(33,603)
Net realized capital gains (losses) on investments	(235,669)	(18,005)	(580,653)	(832,878)
Net change in unrealized appreciation/depreciation of investments	811,272	(782,257)	1,120,035	(938,221)

Increase (decrease) in net assets from operations	550,029	(805,118)	530,763	(1,804,702)

Contract transactions
Net contract purchase payments	9,301	51,269	20,270	397,763
Transfer payments from (to) other subaccounts or general account	(204,447)	2,272,477	1,676,067	(624,602)
Contract terminations, withdrawals, and other deductions	(1,353,258)	(420)	(164,244)	(386,244)
Contract maintenance charges	(756)	(10)	(6,658)	(12,775)

Increase (decrease) in net assets from contract transactions	(1,549,160)	2,323,316	1,525,435	(625,858)

Net increase (decrease) in net assets	(999,131)	1,518,198	2,056,198	(2,430,560)

Net assets:
Beginning of the period	1,526,886	8,688	918,402	3,348,962

End of the period	$527,755	$1,526,886	$2,974,600	$918,402

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Pharmaceuticals Subaccount		ProFund VP Telecommunications Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$601	$4,285	$2,514	$(1,407)
Net realized capital gains (losses) on investments	(240,621)	(43,623)	(3,275)	(297,026)
Net change in unrealized appreciation/depreciation of investments	32,765	(20,964)	5,704	(2,785)

Increase (decrease) in net assets from operations	(207,255)	(60,302)	4,943	(301,218)

Contract transactions
Net contract purchase payments	47,262	9,278	1,178	9,265
Transfer payments from (to) other subaccounts or general account	103,308	468,159	41,544	305,803
Contract terminations, withdrawals, and other deductions	(66,441)	(12,390)	(6,072)	(4,837)
Contract maintenance charges	(2,467)	(591)	(41)	(533)

Increase (decrease) in net assets from contract transactions	81,662	464,456	36,609	309,698

Net increase (decrease) in net assets	(125,593)	404,154	41,552	8,480

Net assets:
Beginning of the period	408,900	4,746	11,958	3,478

End of the period	$283,307	$408,900	$53,510	$11,958

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Asia 30 Subaccount		ProFund VP Oil & Gas Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(7,469)	$(7,619)	$(34,190)	$(54,993)
Net realized capital gains (losses) on investments	(61,840)	(505,756)	(704,680)	(876,167)
Net change in unrealized appreciation/depreciation of investments	713,609	(581,552)	1,055,605	(1,357,587)

Increase (decrease) in net assets from operations	644,300	(1,094,927)	316,735	(2,288,747)

Contract transactions
Net contract purchase payments	84,571	702,037	226,559	1,112,756
Transfer payments from (to) other subaccounts or general account	2,143,691	26,587	930,398	2,382,990
Contract terminations, withdrawals, and other deductions	(140,615)	(155,187)	(216,006)	(433,337)
Contract maintenance charges	(7,674)	(3,867)	(7,185)	(14,307)

Increase (decrease) in net assets from contract transactions	2,079,973	569,570	933,766	3,048,102

Net increase (decrease) in net assets	2,724,273	(525,357)	1,250,501	759,355

Net assets:
Beginning of the period	822,315	1,347,672	1,947,814	1,188,459

End of the period	$3,546,588	$822,315	$3,198,315	$1,947,814

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP U.S. Government Plus Subaccount		ProFund VP Consumer Services Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(24,266)	$1,700	$(635)	$(439)
Net realized capital gains (losses) on investments	(414,300)	164,597	(4,635)	(3,963)
Net change in unrealized appreciation/depreciation of investments	(714,043)	455,268	17,054	(11,203)

Increase (decrease) in net assets from operations	(1,152,609)	621,565	11,784	(15,605)

Contract transactions
Net contract purchase payments	322,670	141,909	450	48,822
Transfer payments from (to) other subaccounts or general account	(895,318)	1,045,485	36,161	4,639
Contract terminations, withdrawals, and other deductions	(298,979)	(53,559)	(16,402)	(3,474)
Contract maintenance charges	(7,890)	(2,954)	(108)	(35)

Increase (decrease) in net assets from contract transactions	(879,517)	1,130,881	20,101	49,952

Net increase (decrease) in net assets	(2,032,126)	1,752,446	31,885	34,347

Net assets:
Beginning of the period	3,072,075	1,319,629	34,347	—

End of the period	$1,039,949	$3,072,075	$66,232	$34,347

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Precious Metals Subaccount		ProFund VP Europe 30 Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(13,095)	$56,977	$693	$5,778
Net realized capital gains (losses) on investments	(784,830)	(694,280)	(47,208)	(374,870)
Net change in unrealized appreciation/depreciation of investments	1,272,581	(866,805)	34,597	49,291

Increase (decrease) in net assets from operations	474,656	(1,504,108)	(11,918)	(319,801)

Contract transactions
Net contract purchase payments	131,240	970,846	3,675	64,440
Transfer payments from (to) other subaccounts or general account	545,590	1,757,217	109,383	(3,613,960)
Contract terminations, withdrawals, and other deductions	(263,923)	(394,348)	(28,544)	(28,247)
Contract maintenance charges	(10,257)	(12,134)	(467)	(615)

Increase (decrease) in net assets from contract transactions	402,650	2,321,581	84,047	(3,578,382)

Net increase (decrease) in net assets	877,306	817,473	72,129	(3,898,183)

Net assets:
Beginning of the period	1,932,702	1,115,229	102,283	4,000,466

End of the period	$2,810,008	$1,932,702	$174,412	$102,283

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Short NASDAQ-100 Subaccount		ProFund VP Utilities Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(4,133)	$6,865	$21,803	$16,300
Net realized capital gains (losses) on investments	(251,964)	111,462	(239,308)	(247,984)
Net change in unrealized appreciation/depreciation of investments	(36,779)	20,984	298,586	(231,848)

Increase (decrease) in net assets from operations	(292,876)	139,311	81,081	(463,532)

Contract transactions
Net contract purchase payments	5,960	108,949	53,078	218,483
Transfer payments from (to) other subaccounts or general account	2,167,662	405,171	541,085	(3,236,608)
Contract terminations, withdrawals, and other deductions	(2,210,545)	(70,830)	(63,567)	(202,574)
Contract maintenance charges	(1,918)	(1,732)	(1,761)	(3,344)

Increase (decrease) in net assets from contract transactions	(38,841)	441,558	528,835	(3,224,043)

Net increase (decrease) in net assets	(331,717)	580,869	609,916	(3,687,575)

Net assets:
Beginning of the period	625,526	44,657	806,541	4,494,116

End of the period	$293,809	$625,526	$1,416,457	$806,541

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Financials Subaccount		ProFund VP Small-Cap Value Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$8,361	$2,062	$(3,967)	$(3,359)
Net realized capital gains (losses) on investments	(315,690)	(270,201)	(169,584)	(17,596)
Net change in unrealized appreciation/depreciation of investments	451,832	(392,208)	170,380	(142,227)

Increase (decrease) in net assets from operations	144,503	(660,347)	(3,171)	(163,182)

Contract transactions
Net contract purchase payments	9,532	44,175	19,247	117,651
Transfer payments from (to) other subaccounts or general account	195,951	1,588,336	76,559	486,692
Contract terminations, withdrawals, and other deductions	(213,775)	(196,259)	(21,284)	(7,746)
Contract maintenance charges	(1,997)	(1,002)	(1,305)	(764)

Increase (decrease) in net assets from contract transactions	(10,289)	1,435,250	73,217	595,833

Net increase (decrease) in net assets	134,214	774,903	70,046	432,651

Net assets:
Beginning of the period	807,052	32,149	468,268	35,617

End of the period	$941,266	$807,052	$538,314	$468,268

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Mid-Cap Subaccount		ProFund VP Short Emerging Markets Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(8,497)	$(2,731)	$(4,818)	$(4,818)
Net realized capital gains (losses) on investments	(120,390)	(44,856)	(367,266)	29,719
Net change in unrealized appreciation/depreciation of investments	217,111	(127,426)	124,793	(125,637)

Increase (decrease) in net assets from operations	88,224	(175,013)	(247,291)	(100,736)

Contract transactions
Net contract purchase payments	17,642	84,734	24,304	144,828
Transfer payments from (to) other subaccounts or general account	1,372,574	469,395	(201,901)	604,928
Contract terminations, withdrawals, and other deductions	(62,357)	(16,954)	(31,475)	(42,061)
Contract maintenance charges	(2,510)	(1,643)	(1,582)	(1,380)

Increase (decrease) in net assets from contract transactions	1,325,349	535,532	(210,654)	706,315

Net increase (decrease) in net assets	1,413,573	360,519	(457,945)	605,579

Net assets:
Beginning of the period	360,519	—	639,979	34,400

End of the period	$1,774,092	$360,519	$182,034	$639,979

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Falling U.S. Dollar Subaccount		ProFund VP International Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$6,590	$(49,853)	$(22,461)	$281
Net realized capital gains (losses) on investments	(11,478)	(581,446)	147,750	(189,235)
Net change in unrealized appreciation/depreciation of investments	33,724	(25,511)	250,506	21,243

Increase (decrease) in net assets from operations	28,836	(656,810)	375,795	(167,711)

Contract transactions
Net contract purchase payments	27,500	162,399	11,326	107,133
Transfer payments from (to) other subaccounts or general account	(4,287)	1,253,805	2,783,930	66,518
Contract terminations, withdrawals, and other deductions	(8,754)	(453,874)	(189,151)	(22,056)
Contract maintenance charges	(1,424)	(13,805)	(6,461)	(1,475)

Increase (decrease) in net assets from contract transactions	13,035	948,525	2,599,644	150,120

Net increase (decrease) in net assets	41,871	291,715	2,975,439	(17,591)

Net assets:
Beginning of the period	443,520	151,805	120,183	137,774

End of the period	$485,391	$443,520	$3,095,622	$120,183

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Emerging Markets Subaccount		ProFund VP Short International Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(32,591)	$(7,332)	$(7,554)	$(4,494)
Net realized capital gains (losses) on investments	264,523	(798,525)	(234,779)	96,743
Net change in unrealized appreciation/depreciation of investments	684,373	(108,786)	16,328	(75,563)

Increase (decrease) in net assets from operations	916,305	(914,643)	(226,005)	16,686

Contract transactions
Net contract purchase payments	49,985	94,569	9,192	51,464
Transfer payments from (to) other subaccounts or general account	4,595,313	959,245	(185,026)	659,561
Contract terminations, withdrawals, and other deductions	(303,422)	(69,182)	(30,665)	(50,991)
Contract maintenance charges	(9,694)	(4,673)	(2,434)	(1,259)

Increase (decrease) in net assets from contract transactions	4,332,182	979,959	(208,933)	658,775

Net increase (decrease) in net assets	5,248,487	65,316	(434,938)	675,461

Net assets:
Beginning of the period	537,032	471,716	691,340	15,879

End of the period	$5,785,519	$537,032	$256,402	$691,340

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Access VP High Yield SM Subaccount		AllianceBernstein Balanced Wealth Strategy Subaccount
	2009	2008	2009	2008 (1)
Operations
Net investment income (loss)	$229,101	$126,392	$(1,857)	$(117)
Net realized capital gains (losses) on investments	(98,364)	(586,613)	10,632	(135)
Net change in unrealized appreciation/depreciation of investments	464,032	6,719	96,600	5,803

Increase (decrease) in net assets from operations	594,769	(453,502)	105,375	5,551

Contract transactions
Net contract purchase payments	35,135	36,887	39,782	1,300
Transfer payments from (to) other subaccounts or general account	(42,155)	4,716,509	518,328	77,533
Contract terminations, withdrawals, and other deductions	(356,537)	(146,865)	(12,150)	(1,719)
Contract maintenance charges	(6,860)	(11,258)	(1,503)	—

Increase (decrease) in net assets from contract transactions	(370,417)	4,595,273	544,457	77,114

Net increase (decrease) in net assets	224,352	4,141,771	649,832	82,665

Net assets:
Beginning of the period	4,144,835	3,064	82,665	—

End of the period	$4,369,187	$4,144,835	$732,497	$82,665

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Franklin Templeton VIP Founding Funds Allocation Subaccount
	2009	2008 (1)
Operations
Net investment income (loss)	$22,651	$34
Net realized capital gains (losses) on investments	22,591	(31)
Net change in unrealized appreciation/depreciation of investments	254,885	6,883

Increase (decrease) in net assets from operations	300,127	6,886

Contract transactions
Net contract purchase payments	347,381	199,302
Transfer payments from (to) other subaccounts or general account	756,691	13,515
Contract terminations, withdrawals, and other deductions	(51,390)	(1,074)
Contract maintenance charges	(2,184)	—

Increase (decrease) in net assets from contract transactions	1,050,498	211,743

Net increase (decrease) in net assets	1,350,625	218,629

Net assets:
Beginning of the period	218,629	—

End of the period	$1,569,254	$218,629

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio Separate Account VA U (the Mutual Fund Account or the Company) is a segregated investment account of Western Reserve Life Assurance Co. of Ohio (Western Reserve Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in all but one of these subaccounts is available to contract owners of the WRL Freedom Premier III Variable Annuity. The Transamerica U.S. Government Securities-Portfolio Asset Manager-Service Class (PAM Fund) was included in the Series Fund portfolio only to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner’s other subaccounts into the PAM Fund when the policy value has dropped relative to the guaranteed amount.

Subaccount Investment by Series Fund:

AEGON/Transamerica Series Trust - Service Class

Transamerica JPMorgan Core Bond VP - Service Class

Transamerica Asset Allocation - Conservative VP - SC

Transamerica Asset Allocation - Growth VP - SC

Transamerica Asset Allocation - Moderate VP - SC

Transamerica Asset Allocation - Moderate Growth VP-SC

Transamerica International Moderate Growth VP - SC

Transamerica Clarion Global Real Estate Sec VP - SC

Transamerica Federated Market Opportunity VP - SC

Transamerica Science & Technology VP - Service Class

Transamerica JPMorgan Enhanced Index VP - SC

Transamerica Marsico Growth VP - Service Class

Transamerica BlackRock Large Cap Value VP - SC

Transamerica AEGON High Yield Bond VP-Service Class

Transamerica MFS International Equity VP - SC

Transamerica Munder Net50 VP - Service Class

Transamerica PIMCO Total Return VP - Service Class

Transamerica Focus VP-Service Class

Transamerica T.Rowe Price Equity Income VP - SC

Transamerica T.Rowe Price Small Cap VP - Service Class

Transamerica Templeton Global VP - Service Class

Transamerica Third Avenue Value VP - Service Class

Transamerica Balanced VP - Service Class

Transamerica Convertible Securities VP - Service Class

Transamerica Equity VP - Service Class

Transamerica Money Market - Service Class

Transamerica Small/Mid Cap Value VP -Service Class

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

AEGON/Transamerica Series Trust - Service Class	ProFund Trust (continued)
Transamerica U.S. Government Securities-PAM Fund	ProFund VP UltraSmall-Cap
Transamerica Growth Opportunities VP - SC	ProFund VP Basic Materials
Transamerica U.S. Government Securities VP - SC	ProFund VP Pharmaceuticals
Transamerica Value Balanced VP - Service Class	ProFund VP Asia 30
Transamerica Van Kampen Mid-Cap Growth VP - SC	ProFund VP Oil & Gas
Transamerica Index 50 VP SC	ProFund VP U.S. Government Plus
Transamerica Index 75 VP SC	ProFund VP Telecommunications
Transamerica Efficient Markets VP -SC	ProFund VP Consumer Services
Transamerica Foxhall Global Growth VP - Service Class	ProFund VP Precious Metals
Transamerica Foxhall Global Conservative VP - Service Class	ProFund VP Europe 30
Transamerica Foxhall Global Hard Asset VP - Service Class	ProFund VP Short NASDAQ-100
Transamerica Foxhall Emerging Markets/Pacific Rim VP - SC	ProFund VP Utilities
Transamerica Hanlon Growth VP - Service Class	ProFund VP Financials
Transamerica Hanlon Growth and Income VP - Service Class	ProFund VP Small-Cap Value
Transamerica Hanlon Balanced VP - Service Class	ProFund VP Mid-Cap
Transamerica Hanlon Managed Income VP - Service Class	ProFund VP Short Emerging Markets
Transamerica Index 35 VP - Service Class	ProFund VP Falling U.S. Dollar
Transamerica Index 100 VP - Service Class	ProFund VP International
Variable Insurance Products Fund - Service Class 2	ProFund VP Emerging Markets
Fidelity - VIP Index 500 Portfolio - Service Class 2	ProFund VP Short International
ProFund Trust	Access One Trust
ProFund VP Bull	Access VP High Yield FundSM
ProFund VP Money Market	AllianceBernstein Variable Products Series Fund, Inc. - Class B
ProFund VP NASDAQ-100	AllianceBernstein Balanced Wealth Strategy Portfolio
ProFund VP Short Small-Cap	Franklin Templeton Variable Insurance Products Trust - Class 4
ProFund VP Small-Cap	Franklin Templeton VIP Founding Funds Allocation Fund
ProFund VP Japan

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Transamerica AEGON High Yield Bond VP-Service Class	May 1, 2006
Transamerica MFS International Equity VP - SC	May 1, 2007
ProFund VP Bull	June 21, 2007
ProFund VP Money Market	June 21, 2007
ProFund VP NASDAQ-100	June 21, 2007
ProFund VP Short Small-Cap	June 21, 2007
ProFund VP Small-Cap	June 21, 2007
ProFund VP Japan	September 4, 2007
ProFund VP UltraSmall-Cap	September 4, 2007

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows (continued):

Subaccount	Inception Date
ProFund VP Basic Materials	September 4, 2007
ProFund VP Pharmaceuticals	September 4, 2007
ProFund VP Telecommunications	September 4, 2007
ProFund VP Asia 30	September 4, 2007
ProFund VP Oil & Gas	September 4, 2007
ProFund VP U.S. Government Plus	September 4, 2007
ProFund VP Consumer Services	September 4, 2007
ProFund VP Precious Metals	September 4, 2007
ProFund VP Europe 30	September 4, 2007
ProFund VP Short NASDAQ-100	September 4, 2007
ProFund VP Utilities	September 4, 2007
ProFund VP Financials	September 4, 2007
ProFund VP Small-Cap Value	September 4, 2007
ProFund VP Mid-Cap	September 4, 2007
ProFund VP Short Emerging Markets	September 4, 2007
ProFund VP Falling U.S. Dollar	September 4, 2007
ProFund VP International	September 4, 2007
ProFund VP Emerging Markets	September 4, 2007
ProFund VP Short International	September 4, 2007
Access VP High Yield FundSM	September 4, 2007
Transamerica Index 50 VP	May 1, 2008
Transamerica Index 75 VP	May 1, 2008
Transamerica Efficient Markets VP	November 10, 2008
AllianceBernstein Balanced Wealth Strategy	November 10, 2008
Franklin Templeton VIP Founding Funds Allocation	November 10, 2008
Transamerica Foxhall Global Growth VP	November 19, 2009
Transamerica Foxhall Global Conservative VP	November 19, 2009
Transamerica Foxhall Global Hard Asset VP	November 19, 2009
Transamerica Foxhall Emerging Markets/Pacific Rim VP - SC	November 19, 2009
Transamerica Hanlon Growth VP	November 19, 2009
Transamerica Hanlon Growth and Income VP	November 19, 2009
Transamerica Hanlon Balanced VP	November 19, 2009
Transamerica Hanlon Managed Income VP	November 19, 2009
Transamerica Index 35 VP	November 19, 2009
Transamerica Index 100 VP	November 19, 2009

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio mergers were made effective during the fiscal year ended December 31, 2009:

Portfolio	Formerly
Transamerica BlackRock Large Cap Value VP	Transamerica Capital Guardian Value VP

The following name changes were made effective during the fiscal year ended December 31, 2009:

Portfolio	Formerly
Transamerica Focus VP-Service Class	Transamerica Legg Mason Partners All Cap VP-Service Class
Transamerica AEGON High Yield Bond VP-Service Class	Transamerica MFS High Yield VP-Service Class

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2009.

Realized capital gains and losses from sales of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividends

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

On July 1, 2009, FASB Accounting Standards CodificationTM (ASC or the Codification) was launched as the single source of authoritative nongovernmental accounting principles generally accepted in the United States (GAAP). Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services-Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure). All guidance contained in the Codification carries an equal level of authority. The Mutual Fund Account adopted guidance that establishes the Codification as the source of authoritative GAAP for the period ended September 30, 2009. The adoption required updates to the Mutual Fund Account’s financial statement disclosures, but did not impact the results of operations or financial position. This guidance was formerly known as the Statement of Financial Accounting Standards (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles, a replacement of FASB Statement No. 162.

As of December 31, 2009, the Mutual Fund Account adopted ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The adoption did not impact the Mutual Fund Account’s financial statements. Management has evaluated the financial statements for subsequent events through the date which the financial statements are issued. This guidance was formerly known as SFAS No. 165, Subsequent Events.

Effective January 1, 2008, the Mutual Fund Account adopted ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosures about fair value measurements. The adoption did not have a material impact on the Mutual Fund Account’s financial statements. This guidance was formerly known as SFAS No. 157, Fair Value Measurements. See Note 8 to the financial statements for additional disclosure.

The financial statements included herein have been prepared in accordance with GAAP for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2009 were as follows:

	Purchases	Sales

AEGON/Transamerica Series Trust - Service Class
Transamerica JPMorgan Core Bond VP - Service Class	$7,987,519	$6,514,786
Transamerica Asset Allocation - Conservative VP - SC	29,609,491	12,383,883
Transamerica Asset Allocation - Growth VP - SC	18,256,764	18,516,942
Transamerica Asset Allocation - Moderate VP - SC	48,933,032	25,678,724
Transamerica Asset Allocation - Moderate Growth VP-SC	61,521,188	27,883,289
Transamerica International Moderate Growth VP - SC	4,989,084	4,011,989
Transamerica Clarion Global Real Estate Sec VP - SC	1,685,613	2,125,045
Transamerica Federated Market Opportunity VP - SC	5,745,629	4,521,380
Transamerica Science & Technology VP - Service Class	1,208,493	808,130
Transamerica JPMorgan Enhanced Index VP - SC	308,419	226,870
Transamerica Marsico Growth VP - Service Class	1,593,680	1,612,681
Transamerica BlackRock Large Cap Value VP - SC	4,213,460	1,688,856
Transamerica AEGON High Yield Bond VP-Service Class	8,331,592	2,756,887
Transamerica MFS International Equity VP - SC	1,058,748	768,020
Transamerica Munder Net50 VP - Service Class	1,521,137	862,891
Transamerica PIMCO Total Return VP - Service Class	15,666,571	6,078,536
Transamerica Focus VP-Service Class	374,940	586,015
Transamerica T.Rowe Price Equity Income VP - SC	1,337,502	1,582,284
Transamerica T.Rowe Price Small Cap VP - Service Class	2,473,805	2,163,756
Transamerica Templeton Global VP - Service Class	1,170,821	1,285,674
Transamerica Third Avenue Value VP - Service Class	3,462,999	3,463,168
Transamerica Balanced VP - Service Class	3,158,095	1,379,111
Transamerica Convertible Securities VP - Service Class	1,496,825	1,157,812
Transamerica Equity VP - Service Class	3,887,765	3,507,451
Transamerica Growth Opportunities VP - SC	2,299,735	1,989,395
Transamerica Money Market VP - SC	20,822,795	54,981,085
Transamerica Small/Mid Cap Value VP -Service Class	3,504,886	3,370,248
Transamerica U.S. Government Securities - PAM Fund	32,059,977	112,175,774
Transamerica U.S. Government Securities VP - SC	8,510,774	12,341,572
Transamerica Value Balanced VP - Service Class	1,508,930	2,256,710
Transamerica Van Kampen Mid-Cap Growth VP - SC	2,006,625	1,752,369
Transamerica Index 50 VP SC	496,987	151,711

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

2. Investments (continued)

	Purchases	Sales

Transamerica Index 75 VP SC	$473,205	$370,212
Transamerica Efficient Markets VP -SC	105,333	62,251
Transamerica Foxhall Global Growth VP - Service Class	3,294,133	3,160
Transamerica Foxhall Global Conservative VP - Service Class	934,581	972
Transamerica Foxhall Global Hard Asset VP - Service Class	531,184	97,910
Transamerica Foxhall Emerging Markets/Pacific Rim VP - SC	575,152	152
Transamerica Hanlon Growth VP - Service Class	425,418	706
Transamerica Hanlon Growth and Income VP - Service Class	702,233	159
Transamerica Hanlon Balanced VP - Service Class	393,464	1,273
Transamerica Hanlon Managed Income VP - Service Class	3,896,767	43,700
Transamerica Index 35 VP - Service Class	100	101
Transamerica Index 100 VP - Service Class	100	101
Variable Insurance Products Fund - Service Class 2
Fidelity - VIP Index 500 Portfolio - Service Class 2	1,104,549	395,564
ProFund Trust
ProFund VP Bull	7,462,047	3,073,092
ProFund VP Money Market	41,547,619	50,321,654
ProFund VP NASDAQ-100	2,935,258	2,403,448
ProFund VP Short Small-Cap	2,252,292	2,140,650
ProFund VP Small-Cap	376,490	296,623
ProFund VP Japan	419,254	42,444
ProFund VP UltraSmall-Cap	3,858,744	5,433,475
ProFund VP Basic Materials	3,072,074	1,555,255
ProFund VP Pharmaceuticals	3,336,258	3,253,992
ProFund VP Telecommunications	52,763	13,640
ProFund VP Asia 30	5,300,037	2,965,914
ProFund VP Oil & Gas	2,506,384	1,254,308
ProFund VP U.S. Government Plus	5,347,669	5,748,339
ProFund VP Consumer Services	127,159	107,692
ProFund VP Precious Metals	4,746,609	4,357,056
ProFund VP Europe 30	1,721,346	1,636,605
ProFund VP Short NASDAQ-100	4,861,525	4,904,497
ProFund VP Utilities	1,092,174	541,537
ProFund VP Financials	1,490,283	1,492,194
ProFund VP Small-Cap Value	818,811	749,561
ProFund VP Mid-Cap	3,189,616	1,872,767
ProFund VP Short Emerging Markets	863,517	1,078,991
ProFund VP Falling U.S. Dollar	579,230	559,603

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

2. Investments (continued)

	Purchases	Sales
ProFund VP International	$5,924,951	$3,347,775
ProFund VP Emerging Markets	7,654,557	3,354,963
ProFund VP Short International	1,207,385	1,382,217
Access One Trust
Access VP High Yield Fund SM	9,016,784	9,158,092
AllianceBernstein Variable Products Series Fund, Inc. - Class B
AllianceBernstein Balanced Wealth Strategy Portfolio	606,417	64,299
Franklin Templeton Variable Insurance Products Trust - Class 4
Franklin Templeton VIP Founding Funds Allocation Fund	1,264,694	191,547

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica JPMorgan Core Bond VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Moderate VP Subaccount
Units outstanding at January 1, 2008	8,777,650	62,596,628	131,425,594	205,309,835
Units purchased	537,994	11,041,647	10,292,931	29,832,284
Units redeemed and transferred	(490,187)	(4,043,210)	(58,755,147)	(78,949,981)

Units outstanding at December 31, 2008	8,825,457	69,595,065	82,963,378	156,192,138
Units purchased	233,016	4,571,382	2,552,489	9,217,326
Units redeemed and transferred	772,127	7,599,496	(11,168,702)	1,123,766

Units outstanding at December 31, 2009	9,830,600	81,765,943	74,347,165	166,533,230

	Transamerica Asset Allocation - Moderate Growth VP Subaccount	Transamerica International Moderate Growth VP Subaccount	Transamerica Clarion Global Real Estate Sec VP Subaccount	Transamerica Federated Market Opportunity VP Subaccount
Units outstanding at January 1, 2008	341,284,148	24,742,346	11,621,472	15,421,706
Units purchased	48,719,197	14,497,497	570,692	913,471
Units redeemed and transferred	(114,043,418)	(5,882,583)	(6,016,123)	(7,695,438)

Units outstanding at December 31, 2008	275,959,927	33,357,260	6,176,041	8,639,739
Units purchased	16,069,699	2,189,762	222,602	591,410
Units redeemed and transferred	(4,949,361)	(1,417,255)	(707,213)	(447,705)

Units outstanding at December 31, 2009	287,080,265	34,129,767	5,691,430	8,783,444

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

3. Accumulation Units Outstanding (Continued)

	Transamerica Science & Technology VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount
Units outstanding at January 1, 2008	2,313,104	2,059,075	4,779,529	10,555,032
Units purchased	227,364	54,384	286,711	529,985
Units redeemed and transferred	(1,081,027)	(883,192)	(2,048,633)	(5,452,021)

Units outstanding at December 31, 2008	1,459,441	1,230,267	3,017,607	5,632,996
Units purchased	33,657	43,156	86,093	232,593
Units redeemed and transferred	386,486	4,597	(148,209)	1,983,125

Units outstanding at December 31, 2009	1,879,584	1,278,020	2,955,491	7,848,714

	Transamerica AEGON High Yield Bond VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Munder Net50 VP Subaccount	Transamerica PIMCO Total Return VP Subaccount
Units outstanding at January 1, 2008	2,540,837	2,575,301	3,361,357	7,512,107
Units purchased	90,516	541,586	177,399	1,539,979
Units redeemed and transferred	(1,516,150)	(431,405)	(1,821,031)	3,056,760

Units outstanding at December 31, 2008	1,115,203	2,685,482	1,717,725	12,108,846
Units purchased	186,190	87,909	57,218	666,297
Units redeemed and transferred	4,879,876	157,891	577,169	6,295,014

Units outstanding at December 31, 2009	6,181,269	2,931,282	2,352,112	19,070,157

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

3. Accumulation Units Outstanding (Continued)

	Transamerica Focus VP Subaccount	Transamerica T.Rowe Price Equity Income VP Subaccount	Transamerica T.Rowe Price Small Cap VP Subaccount	Transamerica Templeton Global VP Subaccount
Units outstanding at January 1, 2008	5,242,779	9,418,543	3,742,760	9,823,801
Units purchased	70,743	290,763	183,953	531,158
Units redeemed and transferred	(2,908,463)	(4,425,786)	(1,208,962)	(4,965,201)

Units outstanding at December 31, 2008	2,405,059	5,283,520	2,717,751	5,389,758
Units purchased	30,809	283,384	69,495	257,225
Units redeemed and transferred	(363,395)	(786,811)	204,676	(480,895)

Units outstanding at December 31, 2009	2,072,473	4,780,093	2,991,922	5,166,088

	Transamerica Third Avenue Value VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica Equity VP Subaccount
Units outstanding at January 1, 2008	24,788,839	5,021,662	3,299,282	21,871,616
Units purchased	1,104,579	1,939,352	159,315	1,174,078
Units redeemed and transferred	(13,058,833)	(2,386,975)	(1,839,506)	(10,412,034)

Units outstanding at December 31, 2008	12,834,585	4,574,039	1,619,091	12,633,660
Units purchased	507,686	609,934	47,983	587,532
Units redeemed and transferred	(1,402,798)	985,919	205,505	(215,910)

Units outstanding at December 31, 2009	11,939,473	6,169,892	1,872,579	13,005,282

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

3. Accumulation Units Outstanding (Continued)

	Transamerica Growth Opportunities VP Subaccount	Transamerica Money Market VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica U.S. Government Securities - PAM Fund Subaccount
Units outstanding at January 1, 2008	5,456,485	20,158,148	15,076,218	5,994,582
Units purchased	399,686	22,621,660	1,621,431	—
Units redeemed and transferred	(2,360,896)	27,135,127	(6,961,428)	185,482,737

Units outstanding at December 31, 2008	3,495,275	69,914,935	9,736,221	191,477,319
Units purchased	302,287	9,828,007	413,295	1
Units redeemed and transferred	44,440	(40,978,997)	(672,660)	(70,714,177)

Units outstanding at December 31, 2009	3,842,002	38,763,945	9,476,856	120,763,143

	Transamerica U.S. Government Securities VP Subaccount	Transamerica Value Balanced VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount	Transamerica Index 50 VP Subaccount (1)
Units outstanding at January 1, 2008	1,908,607	4,178,313	4,078,221	—
Units purchased	2,856,158	298,518	367,139	378,977
Units redeemed and transferred	12,089,786	(870,643)	(1,997,204)	28,498

Units outstanding at December 31, 2008	16,854,551	3,606,188	2,448,156	407,475
Units purchased	2,406,221	484,409	118,006	289,416
Units redeemed and transferred	20,295	(1,366,083)	305,428	170,331

Units outstanding at December 31, 2009	19,281,067	2,724,514	2,871,590	867,222

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

3. Accumulation Units Outstanding (Continued)

	Transamerica Index 75 VP Subaccount (1)	Transamerica Efficient Markets VP Subaccount (1)	Transamerica Foxhall Global Growth VP - Service Class Subaccount (1)	Transamerica Foxhall Global Conservative VP - Service Class Subaccount (1)
Units outstanding at January 1, 2008	—	—	—	—
Units purchased	1,052,026	198,297	—	—
Units redeemed and transferred	557,825	2,810	—	—

Units outstanding at December 31, 2008	1,609,851	201,107	—	—
Units purchased	289,967	65,674	752,916	252,725
Units redeemed and transferred	(110,450)	(13,058)	2,546,293	687,180

Units outstanding at December 31, 2009	1,789,368	253,723	3,299,209	939,905

	Transamerica Foxhall Global Hard Asset VP Service Class Subaccount (1)	Transamerica Foxhall Emerging Markets/Pacific Rim VP - SC Subaccount (1)	Transamerica Hanlon Growth VP - Service Class Subaccount (1)	Transamerica Hanlon Growth and Income VP - Service Class Subaccount (1)
Units outstanding at January 1, 2008	—	—	—	—
Units purchased	—	—	—	—
Units redeemed and transferred	—	—	—	—

Units outstanding at December 31, 2008	—	—	—	—
Units purchased	115	145	1,784	114
Units redeemed and transferred	438,766	577,415	423,874	693,914

Units outstanding at December 31, 2009	438,881	577,560	425,658	694,028

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

3. Accumulation Units Outstanding (Continued)

	Transamerica Hanlon Balanced VP - Service Class Subaccount (1)	Transamerica Hanlon Managed Income VP - Service Class Subaccount (1)	Transamerica Index 35 VP - Service Class Subaccount (1)	Transamerica Index 100 VP - Service Class Subaccount (1)
Units outstanding at January 1, 2008	—	—	—	—
Units purchased	—	—	—	—
Units redeemed and transferred	—	—	—	—

Units outstanding at December 31, 2008	—	—	—	—
Units purchased	114	144	114	114
Units redeemed and transferred	390,491	3,846,917	(114)	(114)

Units outstanding at December 31, 2009	390,605	3,847,061	—	—

	Fidelity - VIP Index 500 Subaccount	ProFund VP Bull Subaccount	ProFund VP Money Market Subaccount	ProFund VP NASDAQ-100 Subaccount
Units outstanding at January 1, 2008	3,905,414	161,004	14,243,545	185,139
Units purchased	503,330	7,647	352,121	66,563
Units redeemed and transferred	(1,491,693)	57,277	5,057,562	319,239

Units outstanding at December 31, 2008	2,917,051	225,928	19,653,228	570,941
Units purchased	275,401	8,172	313,186	53,840
Units redeemed and transferred	468,681	7,118,592	(8,882,518)	637,955

Units outstanding at December 31, 2009	3,661,133	7,352,692	11,083,896	1,262,736

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

3. Accumulation Units Outstanding (Continued)

	ProFund VP Short Small-Cap Subaccount	ProFund VP Small- Cap Subaccount	ProFund VP Japan Subaccount	ProFund VP UltraSmall-Cap Subaccount
Units outstanding at January 1, 2008	104,083	62,947	61,483	9,803
Units purchased	53,587	8,009	65,635	69,822
Units redeemed and transferred	121,313	39,502	(88,636)	5,101,822

Units outstanding at December 31, 2008	278,983	110,458	38,482	5,181,447
Units purchased	8,955	10,222	14,354	37,178
Units redeemed and transferred	(89,759)	122,048	662,858	(3,925,095)

Units outstanding at December 31, 2009	198,179	242,728	715,694	1,293,530

	ProFund VP Basic Materials Subaccount	ProFund VP Pharmaceuticals Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP Asia 30 Subaccount
Units outstanding at January 1, 2008	3,010,493	4,749	3,644	1,152,798
Units purchased	395,146	11,038	13,239	741,338
Units redeemed and transferred	(1,681,758)	499,771	2,472	(442,288)

Units outstanding at December 31, 2008	1,723,881	515,558	19,355	1,451,848
Units purchased	28,379	63,579	2,027	120,468
Units redeemed and transferred	1,731,837	(269,059)	60,595	2,542,004

Units outstanding at December 31, 2009	3,484,097	310,078	81,977	4,114,320

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

3. Accumulation Units Outstanding (Continued)

	ProFund VP Oil & Gas Subaccount	ProFund VP U.S. Government Plus Subaccount	ProFund VP Consumer Services Subaccount	ProFund VP Precious Metals Subaccount
Units outstanding at January 1, 2008	1,089,102	1,219,520	—	946,710
Units purchased	1,077,712	125,863	60,684	885,134
Units redeemed and transferred	703,551	578,357	(5,255)	571,051

Units outstanding at December 31, 2008	2,870,365	1,923,740	55,429	2,402,895
Units purchased	326,846	233,411	711	148,021
Units redeemed and transferred	938,357	(1,178,136)	26,791	65,544

Units outstanding at December 31, 2009	4,135,568	979,015	82,931	2,616,460

	ProFund VP Europe 30 Subaccount	ProFund VP Short NASDAQ-100 Subaccount	ProFund VP Utilities Subaccount	ProFund VP Financials Subaccount
Units outstanding at January 1, 2008	3,886,414	45,884	4,182,398	37,199
Units purchased	67,732	98,425	221,352	98,384
Units redeemed and transferred	(3,774,046)	295,407	(3,306,252)	1,780,939

Units outstanding at December 31, 2008	180,100	439,716	1,097,498	1,916,522
Units purchased	5,892	4,600	73,118	21,080
Units redeemed and transferred	48,899	(90,925)	592,716	31,313

Units outstanding at December 31, 2009	234,891	353,391	1,763,332	1,968,915

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

3. Accumulation Units Outstanding (Continued)

	ProFund VP Small- Cap Value Subaccount	ProFund VP Mid-Cap Subaccount	ProFund VP Short Emerging Markets Subaccount	ProFund VP Falling U.S. Dollar Subaccount
Units outstanding at January 1, 2008	38,874	—	41,753	143,495
Units purchased	146,772	93,185	166,521	151,577
Units redeemed and transferred	561,901	514,506	386,989	152,988

Units outstanding at December 31, 2008	747,547	607,691	595,263	448,060
Units purchased	34,294	30,142	26,205	27,600
Units redeemed and transferred	(57,864)	1,644,554	(286,529)	5,345

Units outstanding at December 31, 2009	723,977	2,282,387	334,939	481,005

	ProFund VP International Subaccount	ProFund VP Emerging Markets Subaccount	ProFund VP Short International Subaccount	Access VP High YieldSM Subaccount
Units outstanding at January 1, 2008	136,350	411,034	16,143	2,972
Units purchased	117,653	101,330	42,944	38,674
Units redeemed and transferred	(37,118)	438,648	456,612	4,230,813

Units outstanding at December 31, 2008	216,885	951,012	515,699	4,272,459
Units purchased	21,061	62,704	6,397	34,037
Units redeemed and transferred	4,304,585	5,382,416	(243,559)	(402,173)

Units outstanding at December 31, 2009	4,542,531	6,396,132	278,537	3,904,323

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

3. Accumulation Units Outstanding (Continued)

	AllianceBernstein Balanced Wealth Strategy Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount (1)
Units outstanding at January 1, 2008	—	—
Units purchased	1,316	217,247
Units redeemed and transferred	80,268	3,448

Units outstanding at December 31, 2008	81,584	220,695
Units purchased	85,412	344,105
Units redeemed and transferred	422,732	671,049

Units outstanding at December 31, 2009	589,728	1,235,849

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica JPMorgan Core Bond VP
	12/31/2009		9,830,600	$1.25	to	$1.18	$12,149,813	4.34%	1.25%	to	2.15%	8.03%	to	7.08%
	12/31/2008		8,825,457	1.15	to	1.10	10,110,874	5.07	1.25	to	2.15	3.95	to	3.03
	12/31/2007		8,777,650	1.11	to	1.07	9,669,506	4.68	1.25	to	2.15	5.29	to	4.36
	12/31/2006		8,708,414	1.05	to	1.03	9,128,581	5.21	1.25	to	2.15	2.35	to	1.45
	12/31/2005		6,360,001	1.03	to	1.01	6,524,049	5.31	1.25	to	2.15	0.81	to	(0.08)
Transamerica Asset Allocation - Conservative VP
	12/31/2009		81,765,943	1.19	to	1.12	96,208,900	4.29	1.25	to	2.15	23.36	to	22.28
	12/31/2008		69,595,065	0.96	to	0.92	66,482,160	3.11	1.25	to	2.15	(22.38)	to	(23.06)
	12/31/2007		62,596,628	1.24	to	1.20	77,099,368	2.87	1.25	to	2.15	4.83	to	3.90
	12/31/2006		58,199,557	1.18	to	1.15	68,510,221	3.56	1.25	to	2.15	7.80	to	6.85
	12/31/2005		41,664,995	1.10	to	1.08	45,548,598	2.82	1.25	to	2.15	3.72	to	2.81
Transamerica Asset Allocation - Growth VP
	12/31/2009		74,347,165	1.12	to	1.06	82,281,502	2.38	1.25	to	2.15	27.94	to	26.82
	12/31/2008		82,963,378	0.87	to	0.84	71,875,957	2.52	1.25	to	2.15	(40.50)	to	(41.03)
	12/31/2007		131,425,594	1.47	to	1.42	191,642,641	2.09	1.25	to	2.15	6.20	to	5.26
	12/31/2006		110,612,235	1.38	to	1.35	152,103,968	0.82	1.25	to	2.15	13.86	to	12.86
	12/31/2005		71,023,788	1.21	to	1.19	85,919,571	0.43	1.25	to	2.15	10.55	to	9.58
Transamerica Asset Allocation - Moderate VP
	12/31/2009		166,533,230	1.21	to	1.14	199,301,330	4.16	1.25	to	2.15	24.64	to	23.54
	12/31/2008		156,192,138	0.97	to	0.93	150,183,107	3.24	1.25	to	2.15	(27.11)	to	(27.75)
	12/31/2007		205,309,835	1.33	to	1.28	271,233,535	2.85	1.25	to	2.15	6.40	to	5.45
	12/31/2006		190,045,252	1.25	to	1.22	236,285,790	2.62	1.25	to	2.15	9.84	to	8.88
	12/31/2005		138,632,704	1.14	to	1.12	157,160,352	1.98	1.25	to	2.15	5.81	to	4.88
Transamerica Asset Allocation - Moderate Growth VP
	12/31/2009		287,080,265	1.18	to	1.12	335,728,365	3.28	1.25	to	2.15	26.29	to	25.18
	12/31/2008		275,959,927	0.93	to	0.89	255,940,310	2.87	1.25	to	2.15	(33.75)	to	(34.34)
	12/31/2007		341,284,148	1.41	to	1.36	478,592,986	2.29	1.25	to	2.15	6.22	to	5.28
	12/31/2006		294,001,854	1.33	to	1.29	388,647,351	1.64	1.25	to	2.15	12.14	to	11.16
	12/31/2005		162,005,855	1.18	to	1.16	191,283,115	1.18	1.25	to	2.15	8.36	to	7.41
Transamerica International Moderate Growth VP
	12/31/2009		34,129,767	0.89	to	0.86	30,202,216	2.59	1.25	to	2.15	27.73	to	26.60
	12/31/2008		33,357,260	0.70	to	0.68	23,136,168	2.39	1.25	to	2.15	(37.11)	to	(37.66)
	12/31/2007		24,742,346	1.11	to	1.09	27,314,371	1.27	1.25	to	2.15	7.15	to	6.20
	12/31/2006	(1)	9,216,557	1.03	to	1.03	9,507,441	—	1.25	to	2.15	3.25	to	2.64

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Clarion Global Real Estate Sec VP
	12/31/2009	5,691,430	$1.42	to	$1.34	$8,009,608	—%	1.25%	to	2.15%	31.36%	to	30.21%
	12/31/2008	6,176,041	1.08	to	1.03	6,627,176	5.76	1.25	to	2.15	(43.21)	to	(43.71)
	12/31/2007	11,621,472	1.90	to	1.84	21,976,845	5.58	1.25	to	2.15	(8.06)	to	(8.88)
	12/31/2006	14,943,199	2.07	to	2.01	30,765,797	1.24	1.25	to	2.15	40.17	to	38.94
	12/31/2005	9,360,021	1.47	to	1.45	13,768,507	1.70	1.25	to	2.15	11.79	to	10.81
Transamerica Federated Market Opportunity VP
	12/31/2009	8,783,444	1.05	to	0.99	9,124,402	2.70	1.25	to	2.15	2.66	to	1.76
	12/31/2008	8,639,739	1.02	to	0.98	8,753,086	4.14	1.25	to	2.15	(5.83)	to	(6.66)
	12/31/2007	15,421,706	1.08	to	1.05	16,610,954	3.30	1.25	to	2.15	(1.93)	to	(2.80)
	12/31/2006	20,776,198	1.10	to	1.08	22,841,117	1.46	1.25	to	2.15	1.21	to	0.32
	12/31/2005	19,652,243	1.09	to	1.07	21,373,556	2.40	1.25	to	2.15	3.43	to	2.53
Transamerica Science & Technology VP
	12/31/2009	1,879,584	1.05	to	1.00	1,962,489	—	1.25	to	2.15	55.94	to	54.57
	12/31/2008	1,459,441	0.68	to	0.65	977,037	—	1.25	to	2.15	(49.51)	to	(49.96)
	12/31/2007	2,313,104	1.34	to	1.29	3,079,752	—	1.25	to	2.15	30.86	to	29.70
	12/31/2006	461,611	1.02	to	1.00	469,823	—	1.25	to	2.15	(0.48)	to	(1.35)
	12/31/2005	523,150	1.03	to	1.01	535,625	0.22	1.25	to	2.15	0.60	to	(0.28)
Transamerica JPMorgan Enhanced Index VP
	12/31/2009	1,278,020	1.01	to	0.96	1,283,501	1.66	1.25	to	2.15	27.72	to	26.59
	12/31/2008	1,230,267	0.79	to	0.76	968,795	5.43	1.25	to	2.15	(38.30)	to	(38.84)
	12/31/2007	2,059,075	1.28	to	1.24	2,635,659	1.01	1.25	to	2.15	3.01	to	2.10
	12/31/2006	2,136,739	1.25	to	1.22	2,653,897	0.78	1.25	to	2.15	13.55	to	12.55
	12/31/2005	2,200,666	1.10	to	1.08	2,411,691	0.96	1.25	to	2.15	1.93	to	1.03
Transamerica Marsico Growth VP
	12/31/2009	2,955,491	1.05	to	1.00	3,086,794	0.51	1.25	to	2.15	24.77	to	23.67
	12/31/2008	3,017,607	0.84	to	0.81	2,526,345	0.63	1.25	to	2.15	(41.86)	to	(42.37)
	12/31/2007	4,779,529	1.45	to	1.40	6,895,550	—	1.25	to	2.15	18.64	to	17.59
	12/31/2006	4,921,532	1.22	to	1.19	5,990,030	—	1.25	to	2.15	3.86	to	2.95
	12/31/2005	4,904,234	1.18	to	1.16	5,757,771	—	1.25	to	2.15	6.88	to	5.94
Transamerica BlackRock Large Cap Value VP
	12/31/2009	7,848,714	1.14	to	1.08	8,887,664	1.05	1.25	to	2.15	12.31	to	11.32
	12/31/2008	5,632,996	1.02	to	0.97	5,685,388	0.60	1.25	to	2.15	(34.88)	to	(35.46)
	12/31/2007	10,555,032	1.56	to	1.51	16,357,358	0.79	1.25	to	2.15	3.05	to	2.14
	12/31/2006	11,244,185	1.51	to	1.47	16,938,126	0.42	1.25	to	2.15	15.18	to	14.17
	12/31/2005	6,147,661	1.31	to	1.29	8,049,501	0.73	1.25	to	2.15	14.31	to	13.30

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica AEGON High Yield Bond VP
	12/31/2009		6,181,269	$1.25	to	$1.19	$7,680,613	11.91%	1.25%	to	2.15%	45.04%	to	43.77%
	12/31/2008		1,115,203	0.86	to	0.83	954,891	8.10	1.25	to	2.15	(26.39)	to	(27.04)
	12/31/2007		2,540,837	1.17	to	1.13	2,961,987	5.02	1.25	to	2.15	0.47	to	(0.42)
	12/31/2006		4,276,965	1.17	to	1.14	4,970,445	10.42	1.25	to	2.15	9.25	to	8.30
	12/31/2005		2,860,545	1.07	to	1.05	3,044,255	12.19	1.25	to	2.15	0.25	to	(0.63)
Transamerica MFS International Equity VP
	12/31/2009		2,931,282	0.84	to	0.82	2,443,378	2.26	1.25	to	2.15	30.61	to	29.45
	12/31/2008		2,685,482	0.64	to	0.63	1,716,936	5.78	1.25	to	2.15	(36.34)	to	(36.90)
	12/31/2007	(1)	2,575,301	1.01	to	1.00	2,591,284	0.82	1.25	to	2.15	0.70	to	0.10
Transamerica Munder Net50 VP
	12/31/2009		2,352,112	1.21	to	1.15	2,818,968	—	1.25	to	2.15	70.40	to	68.90
	12/31/2008		1,717,725	0.71	to	0.68	1,210,480	3.33	1.25	to	2.15	(44.39)	to	(44.88)
	12/31/2007		3,361,357	1.28	to	1.23	4,264,627	—	1.25	to	2.15	15.35	to	14.33
	12/31/2006		2,486,512	1.11	to	1.08	2,737,895	—	1.25	to	2.15	(1.52)	to	(2.39)
	12/31/2005		2,049,752	1.12	to	1.10	2,298,023	—	1.25	to	2.15	6.45	to	5.51
Transamerica PIMCO Total Return VP
	12/31/2009		19,070,157	1.24	to	1.18	23,496,283	6.87	1.25	to	2.15	14.32	to	13.31
	12/31/2008		12,108,846	1.08	to	1.04	13,053,294	6.24	1.25	to	2.15	(4.27)	to	(5.12)
	12/31/2007		7,512,107	1.13	to	1.09	8,473,337	2.44	1.25	to	2.15	7.45	to	6.50
	12/31/2006		6,749,648	1.05	to	1.03	7,092,789	3.29	1.25	to	2.15	2.62	to	1.72
	12/31/2005		6,228,650	1.03	to	1.01	6,386,547	2.02	1.25	to	2.15	0.78	to	(0.11)
Transamerica Focus VP
	12/31/2009		2,072,473	0.97	to	0.92	1,999,520	2.09	1.25	to	2.15	25.99	to	24.88
	12/31/2008		2,405,059	0.77	to	0.74	1,844,478	1.66	1.25	to	2.15	(37.33)	to	(37.88)
	12/31/2007		5,242,779	1.23	to	1.19	6,425,694	1.15	1.25	to	2.15	(0.49)	to	(1.37)
	12/31/2006		5,490,621	1.24	to	1.21	6,769,842	0.87	1.25	to	2.15	16.84	to	15.81
	12/31/2005		4,175,618	1.06	to	1.04	4,411,494	0.50	1.25	to	2.15	2.53	to	1.63

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica T.Rowe Price Equity Income VP
	12/31/2009	4,780,093	$1.07	to	$1.01	$5,057,585	3.52%	1.25%	to	2.15%	23.62%	to	22.53%
	12/31/2008	5,283,520	0.86	to	0.82	4,526,792	3.20	1.25	to	2.15	(36.99)	to	(37.54)
	12/31/2007	9,418,543	1.37	to	1.32	12,804,428	2.04	1.25	to	2.15	1.78	to	0.88
	12/31/2006	8,494,808	1.34	to	1.31	11,357,830	1.61	1.25	to	2.15	17.24	to	16.21
	12/31/2005	8,006,096	1.15	to	1.13	9,146,134	1.92	1.25	to	2.15	2.53	to	1.63
Transamerica T.Rowe Price Small Cap VP
	12/31/2009	2,991,922	1.08	to	1.03	3,213,556	—	1.25	to	2.15	36.62	to	35.42
	12/31/2008	2,717,751	0.79	to	0.76	2,137,785	1.43	1.25	to	2.15	(37.19)	to	(37.75)
	12/31/2007	3,742,760	1.26	to	1.22	4,692,156	—	1.25	to	2.15	7.92	to	6.96
	12/31/2006	4,822,578	1.17	to	1.14	5,606,202	—	1.25	to	2.15	2.07	to	1.17
	12/31/2005	7,049,407	1.14	to	1.12	8,041,399	—	1.25	to	2.15	9.04	to	8.08
Transamerica Templeton Global VP
	12/31/2009	5,166,088	1.02	to	0.97	5,241,210	1.29	1.25	to	2.15	26.27	to	25.15
	12/31/2008	5,389,758	0.81	to	0.78	4,337,019	1.50	1.25	to	2.15	(44.51)	to	(45.00)
	12/31/2007	9,823,801	1.46	to	1.41	14,255,369	1.22	1.25	to	2.15	13.55	to	12.55
	12/31/2006	8,538,999	1.29	to	1.25	10,940,628	1.23	1.25	to	2.15	16.99	to	15.96
	12/31/2005	4,044,534	1.10	to	1.08	4,435,315	1.03	1.25	to	2.15	5.91	to	4.98
Transamerica Third Avenue Value VP
	12/31/2009	11,939,473	1.21	to	1.15	14,374,054	—	1.25	to	2.15	32.86	to	31.69
	12/31/2008	12,834,585	0.91	to	0.87	11,647,931	4.45	1.25	to	2.15	(42.01)	to	(42.53)
	12/31/2007	24,788,839	1.58	to	1.52	38,819,539	3.64	1.25	to	2.15	(0.31)	to	(1.19)
	12/31/2006	25,636,026	1.58	to	1.54	40,329,360	0.68	1.25	to	2.15	14.36	to	13.36
	12/31/2005	18,733,328	1.38	to	1.36	25,805,668	0.56	1.25	to	2.15	17.01	to	15.98
Transamerica Balanced VP
	12/31/2009	6,169,892	1.15	to	1.09	7,007,499	1.72	1.25	to	2.15	24.38%	to	23.29%
	12/31/2008	4,574,039	0.92	to	0.88	4,185,469	1.77	1.25	to	2.15	(33.41)	to	(34.00)
	12/31/2007	5,021,662	1.38	to	1.34	6,901,672	1.01	1.25	to	2.15	11.97	to	10.98
	12/31/2006	3,419,147	1.24	to	1.20	4,202,608	1.02	1.25	to	2.15	7.40	to	6.46
	12/31/2005	1,449,319	1.15	to	1.13	1,662,529	1.37	1.25	to	2.15	6.46	to	5.53
Transamerica Convertible Securities VP
	12/31/2009	1,872,579	1.13	to	1.07	2,103,837	3.15	1.25	to	2.15	29.55	to	28.40
	12/31/2008	1,619,091	0.87	to	0.84	1,407,384	4.94	1.25	to	2.15	(37.78)	to	(38.33)
	12/31/2007	3,299,282	1.41	to	1.36	4,618,114	1.85	1.25	to	2.15	16.82	to	15.79
	12/31/2006	3,136,795	1.20	to	1.17	3,762,373	1.45	1.25	to	2.15	9.29	to	8.33
	12/31/2005	2,871,237	1.10	to	1.08	3,154,762	2.47	1.25	to	2.15	2.27	to	1.37

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Equity VP
	12/31/2009	13,005,282	$1.08	to	$1.03	$13,931,793	0.49%	1.25%	to	2.15%	27.31%	to	26.19%
	12/31/2008	12,633,660	0.85	to	0.81	10,648,791	—	1.25	to	2.15	(46.84)	to	(47.31)
	12/31/2007	21,871,616	1.60	to	1.54	34,704,278	—	1.25	to	2.15	14.60	to	13.59
	12/31/2006	23,042,640	1.39	to	1.36	31,939,865	—	1.25	to	2.15	7.05	to	6.11
	12/31/2005	11,772,975	1.30	to	1.28	15,272,809	0.31	1.25	to	2.15	14.85	to	13.84
Transamerica Growth Opportunities VP
	12/31/2009	3,842,002	1.28	to	1.22	4,886,694	—	1.25	to	2.15	34.83	to	33.64
	12/31/2008	3,495,275	0.95	to	0.91	3,304,852	3.76	1.25	to	2.15	(41.80)	to	(42.31)
	12/31/2007	5,456,485	1.64	to	1.58	8,877,997	—	1.25	to	2.15	21.21	to	20.14
	12/31/2006	5,554,222	1.35	to	1.31	7,456,082	0.09	1.25	to	2.15	3.61	to	2.70
	12/31/2005	4,284,433	1.30	to	1.28	5,561,265	—	1.25	to	2.15	14.50	to	13.50
Transamerica Money Market VP
	12/31/2009	38,763,945	1.07	to	1.02	41,246,588	0.04	1.25	to	2.15	(1.22)	to	(2.09)
	12/31/2008	69,914,935	1.09	to	1.04	75,404,902	1.96	1.25	to	2.15	0.90	to	0.01
	12/31/2007	20,158,148	1.08	to	1.04	21,604,113	4.74	1.25	to	2.15	3.47	to	2.55
	12/31/2006	11,881,839	1.04	to	1.01	12,310,363	4.42	1.25	to	2.15	3.18	to	2.28
	12/31/2005	11,873,297	1.01	to	0.99	11,946,132	2.64	1.25	to	2.15	1.36	to	0.47
Transamerica Small/Mid Cap Value VP
	12/31/2009	9,476,856	1.48	to	1.41	13,901,798	2.90	1.25	to	2.15	41.14	to	39.89
	12/31/2008	9,736,221	1.05	to	1.01	10,129,724	1.73	1.25	to	2.15	(41.78)	to	(42.30)
	12/31/2007	15,076,218	1.80	to	1.74	26,986,885	0.82	1.25	to	2.15	22.85	to	21.76
	12/31/2006	9,278,035	1.47	to	1.43	13,542,828	0.78	1.25	to	2.15	16.36	to	15.34
	12/31/2005	7,072,101	1.26	to	1.24	8,882,969	0.46	1.25	to	2.15	11.87	to	10.88
Transamerica U.S. Government Securities—PAM Fund
	12/31/2009	120,763,143	1.18	to	1.12	141,080,909	2.15	1.25	to	2.15	2.91	to	2.00
	12/31/2008	191,477,319	1.14	to	1.10	217,670,592	1.54	1.25	to	2.15	6.09	to	5.15
	12/31/2007	5,994,582	1.08	to	1.05	6,432,073	14.35	1.25	to	2.15	4.47	to	3.54
	12/31/2006	141,162	1.03	to	1.01	145,095	11.52	1.25	to	2.15	1.79	to	0.90
	12/31/2005	75,845	1.01	to	1.00	76,805	0.50	1.25	to	2.15	0.73	to	(0.31)
Transamerica U.S. Government Securities VP
	12/31/2009	19,281,067	1.18	to	1.12	22,570,696	2.26	1.25	to	2.15	2.91	to	2.00
	12/31/2008	22,752,851	1.14	to	1.10	25,893,172	2.57	1.25	to	2.15	6.09	to	5.15
	12/31/2007	1,908,607	1.08	to	1.04	2,048,105	4.42	1.25	to	2.15	4.47	to	3.54
	12/31/2006	2,123,143	1.03	to	1.01	2,183,131	4.31	1.25	to	2.15	1.79	to	0.90
	12/31/2005	1,841,651	1.01	to	1.00	1,863,814	3.74	1.25	to	2.15	0.73	to	(0.16)

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Value Balanced VP
	12/31/2009		2,724,514	$1.12	to	$1.06	$3,021,567	3.92%	1.25%	to	2.15%	21.62%	to	20.55%
	12/31/2008		3,606,188	0.92	to	0.88	3,285,706	5.32	1.25	to	2.15	(31.56)	to	(32.17)
	12/31/2007		4,178,313	1.34	to	1.30	5,585,504	2.45	1.25	to	2.15	5.14	to	4.21
	12/31/2006		3,574,503	1.28	to	1.25	4,553,087	2.05	1.25	to	2.15	13.63	to	12.63
	12/31/2005		3,863,683	1.13	to	1.11	4,338,599	2.62	1.25	to	2.15	4.90	to	3.98
Transamerica Van Kampen Mid-Cap Growth VP
	12/31/2009		2,871,590	1.19	to	1.13	3,394,567	—	1.25	to	2.15	58.14	to	56.75
	12/31/2008		2,448,156	0.75	to	0.72	1,832,575	2.05	1.25	to	2.15	(47.10)	to	(47.57)
	12/31/2007		4,078,221	1.42	to	1.37	5,772,606	—	1.25	to	2.15	20.72	to	19.65
	12/31/2006		2,366,755	1.18	to	1.15	2,781,079	—	1.25	to	2.15	8.24	to	7.29
	12/31/2005		1,716,568	1.09	to	1.07	1,865,817	—	1.25	to	2.15	5.99	to	5.06
Transamerica Index 50 VP
	12/31/2009		867,222	0.94	to	0.93	815,734	0.33	1.25	to	2.15	15.09	to	14.08
	12/31/2008	(1)	407,475	0.82	to	0.81	333,575	—	1.25	to	2.15	(18.08)	to	(18.57)
Transamerica Index 75 VP
	12/31/2009		1,789,368	0.88	to	0.87	1,571,591	0.40	1.25	to	2.15	21.66	to	20.59
	12/31/2008	(1)	1,609,851	0.72	to	0.72	1,163,009	—	1.25	to	2.15	(27.70)	to	(28.13)
Transamerica Efficient Markets VP
	12/31/2009		253,723	1.21	to	1.20	306,182	0.04	1.25	to	2.15	16.41	to	15.38
	12/31/2008	(1)	201,107	1.04	to	1.04	208,586	—	1.25	to	2.15	3.72	to	3.59
Transamerica Foxhall Global Growth VP - Service Class
	12/31/2009	(1)	3,299,209	1.01	to	1.01	3,321,337	—	1.25	to	2.15	1.80	to	1.70
Transamerica Foxhall Global Conservative VP - Service Class
	12/31/2009	(1)	939,905	0.98	to	0.98	924,714	—	1.25	to	2.15	(1.12)	to	(1.22)
Transamerica Foxhall Global Hard Asset VP - Service Class
	12/31/2009	(1)	438,881	0.99	to	0.99	432,758	—	1.25	to	2.15	(0.05)	to	(0.15)
Transamerica Foxhall Emerging Markets/Pacific Rim VP - SC
	12/31/2009	(1)	577,560	1.01	to	1.01	583,043	—	1.25	to	2.15	1.91	to	1.80
Transamerica Hanlon Growth VP - Service Class
	12/31/2009	(1)	425,658	1.02	to	1.02	434,817	—	1.25	to	2.15	2.53	to	2.43
Transamerica Hanlon Growth and Income VP - Service Class
	12/31/2009	(1)	694,028	1.02	to	1.02	709,748	—	1.25	to	2.15	2.55	to	2.45
Transamerica Hanlon Balanced VP - Service Class
	12/31/2009	(1)	390,605	1.02	to	1.02	398,768	—	1.25	to	2.15	2.28	to	2.18
Transamerica Hanlon Managed Income VP - Service Class
	12/31/2009	(1)	3,847,061	1.00	to	1.00	3,862,004	—	1.25	to	2.15	0.40	to	0.30

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Index 35 VP - Service Class
	12/31/2009	(1)	—	$1.00	to	$1.00	$—	—%	1.25%	to	2.15%	(0.14)%	to	(0.24)%
Transamerica Index 100 VP - Service Class
	12/31/2009	(1)	—	1.02	to	1.02	—	—	1.25	to	2.15	2.45	to	2.35
Fidelity - VIP Index 500
	12/31/2009		3,661,133	1.02	to	0.97	3,709,532	2.57	1.25	to	2.15	24.74	to	23.64
	12/31/2008		2,917,051	0.82	to	0.78	2,369,742	1.78	1.25	to	2.15	(37.94)	to	(38.49)
	12/31/2007		3,905,414	1.31	to	1.27	5,109,269	3.19	1.25	to	2.15	3.88	to	2.96
	12/31/2006		2,843,908	1.27	to	1.23	3,585,763	1.33	1.25	to	2.15	14.02	to	13.01
	12/31/2005		2,099,137	1.11	to	1.09	2,324,119	1.21	1.25	to	2.15	3.27	to	2.36
ProFund VP Bull
	12/31/2009		7,352,692	0.72	to	0.71	5,310,349	1.48	1.25	to	2.15	22.81	to	21.73
	12/31/2008		225,928	0.59	to	0.58	133,231	—	1.25	to	2.15	(38.44)	to	(38.99)
	12/31/2007	(1)	161,004	0.96	to	0.95	154,255	0.33	1.25	to	2.15	(4.19)	to	(4.64)
ProFund VP Money Market
	12/31/2009		11,083,896	1.00	to	0.97	11,008,933	0.04	1.25	to	2.15	(1.20)	to	(2.07)
	12/31/2008		19,653,228	1.01	to	1.00	19,782,946	0.79	1.25	to	2.15	(0.41)	to	(1.29)
	12/31/2007	(1)	14,243,545	1.01	to	1.01	14,409,073	1.55	1.25	to	2.15	1.21	to	0.74
ProFund VP NASDAQ-100
	12/31/2009		1,262,736	0.91	to	0.89	1,139,258	—	1.25	to	2.15	50.13	to	48.81
	12/31/2008		570,941	0.60	to	0.60	344,594	—	1.25	to	2.15	(43.20)	to	(43.70)
	12/31/2007	(1)	185,139	1.06	to	1.06	196,824	—	1.25	to	2.15	6.37	to	5.88
ProFund VP Short Small-Cap
	12/31/2009		198,179	0.89	to	0.87	174,785	1.22	1.25	to	2.15	(33.21)	to	(33.80)
	12/31/2008		278,983	1.33	to	1.31	369,453	3.45	1.25	to	2.15	22.55	to	21.46
	12/31/2007	(1)	104,083	1.08	to	1.08	112,698	2.88	1.25	to	2.15	8.39	to	7.88
ProFund VP Small-Cap
	12/31/2009		242,728	0.72	to	0.70	174,153	—	1.25	to	2.15	24.51	to	23.42
	12/31/2008		110,458	0.58	to	0.57	63,691	0.08	1.25	to	2.15	(36.20)	to	(36.77)
	12/31/2007	(1)	62,947	0.91	to	0.90	57,020	0.14	1.25	to	2.15	(9.31)	to	(9.73)
ProFund VP Japan
	12/31/2009		715,694	0.58	to	0.57	415,929	0.36	1.25	to	2.15	8.97	to	8.01
	12/31/2008		38,482	0.53	to	0.53	20,489	8.69	1.25	to	2.15	(41.58)	to	(42.09)
	12/31/2007	(1)	61,483	0.91	to	0.91	56,127	0.25	1.25	to	2.15	(8.69)	to	(8.95)

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP UltraSmall-Cap
	12/31/2009		1,293,530	$0.41	to	$0.40	$527,755	0.07%	1.25%	to	2.15%	38.45%	to	37.22%
	12/31/2008		5,181,447	0.30	to	0.29	1,526,886	0.19	1.25	to	2.15	(66.61)	to	(66.90)
	12/31/2007	(1)	9,803	0.89	to	0.88	8,688	1.64	1.25	to	2.15	(11.30)	to	(11.56)
ProFund VP Basic Materials
	12/31/2009		3,484,097	0.86	to	0.84	2,974,600	0.79	1.25	to	2.15	60.37	to	58.95
	12/31/2008		1,723,881	0.53	to	0.53	918,402	0.28	1.25	to	2.15	(52.03)	to	(52.45)
	12/31/2007	(1)	3,010,493	1.11	to	1.11	3,348,962	0.04	1.25	to	2.15	11.29	to	10.97
ProFund VP Pharmaceuticals
	12/31/2009		310,078	0.92	to	0.90	283,307	1.89	1.25	to	2.15	15.45	to	14.44
	12/31/2008		515,558	0.80	to	0.79	408,900	4.25	1.25	to	2.15	(20.51)	to	(21.21)
	12/31/2007	(1)	4,749	1.00	to	1.00	4,746	1.11	1.25	to	2.15	0.01	to	(0.28)
ProFund VP Telecommunications
	12/31/2009		81,977	0.66	to	0.64	53,510	9.10	1.25	to	2.15	5.99	to	5.06
	12/31/2008		19,355	0.62	to	0.61	11,958	0.65	1.25	to	2.15	(35.23)	to	(35.81)
	12/31/2007	(1)	3,644	0.95	to	0.95	3,478	—	1.25	to	2.15	(4.55)	to	(4.82)
ProFund VP Asia 30
	12/31/2009		4,114,320	0.87	to	0.85	3,546,588	1.05	1.25	to	2.15	52.30	to	50.95
	12/31/2008		1,451,848	0.57	to	0.56	822,315	0.94	1.25	to	2.15	(51.43)	to	(51.86)
	12/31/2007	(1)	1,152,798	1.17	to	1.17	1,347,672	0.07	1.25	to	2.15	16.95	to	16.62
ProFund VP Oil & Gas
	12/31/2009		4,135,568	0.78	to	0.76	3,198,315	—	1.25	to	2.15	14.07	to	13.07
	12/31/2008		2,870,365	0.68	to	0.67	1,947,814	—	1.25	to	2.15	(37.73)	to	(38.28)
	12/31/2007	(1)	1,089,102	1.09	to	1.09	1,188,459	—	1.25	to	2.15	9.16	to	8.85
ProFund VP U.S. Government Plus
	12/31/2009		979,015	1.07	to	1.04	1,039,949	0.05	1.25	to	2.15	(33.45)	to	(34.04)
	12/31/2008		1,923,740	1.60	to	1.59	3,072,075	1.36	1.25	to	2.15	47.91	to	46.60
	12/31/2007	(1)	1,219,520	1.08	to	1.08	1,319,629	1.16	1.25	to	2.15	8.24	to	7.94
ProFund VP Consumer Services
	12/31/2009		82,931	0.80	to	0.79	66,232	—	1.25	to	2.15	29.19	to	28.05
	12/31/2008		55,429	0.62	to	0.61	34,347	—	1.25	to	2.15	(32.23)	to	(32.83)
	12/31/2007	(1)	—	0.92	to	0.91	—	—	1.25	to	2.15	(8.41)	to	(8.68)
ProFund VP Precious Metals
	12/31/2009		2,616,460	1.08	to	1.06	2,810,008	0.89	1.25	to	2.15	33.66	to	32.48
	12/31/2008		2,402,895	0.81	to	0.80	1,932,702	3.31	1.25	to	2.15	(31.62)	to	(32.22)
	12/31/2007	(1)	946,710	1.18	to	1.18	1,115,229	0.28	1.25	to	2.15	17.85	to	17.51

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Europe 30
	12/31/2009		234,891	$0.74	to	$0.73	$174,412	2.54%	1.25%	to	2.15%	30.66%	to	29.51%
	12/31/2008		180,100	0.57	to	0.56	102,283	1.95	1.25	to	2.15	(44.70)	to	(45.19)
	12/31/2007	(1)	3,886,414	1.03	to	1.03	4,000,466	—	1.25	to	2.15	2.98	to	2.69
ProFund VP Short NASDAQ-100
	12/31/2009		353,391	0.83	to	0.82	293,809	0.95	1.25	to	2.15	(41.39)	to	(41.91)
	12/31/2008		439,716	1.42	to	1.41	625,526	3.08	1.25	to	2.15	46.33	to	45.04
	12/31/2007	(1)	45,884	0.97	to	0.97	44,657	0.80	1.25	to	2.15	(2.64)	to	(2.91)
ProFund VP Utilities
	12/31/2009		1,763,332	0.80	to	0.79	1,416,457	4.03	1.25	to	2.15	9.37	to	8.40
	12/31/2008		1,097,498	0.74	to	0.73	806,541	2.15	1.25	to	2.15	(31.56)	to	(32.16)
	12/31/2007	(1)	4,182,398	1.07	to	1.07	4,494,116	0.03	1.25	to	2.15	7.50	to	7.19
ProFund VP Financials
	12/31/2009		1,968,915	0.48	to	0.47	941,266	2.29	1.25	to	2.15	13.59	to	12.59
	12/31/2008		1,916,522	0.42	to	0.42	807,052	1.74	1.25	to	2.15	(51.16)	to	(51.59)
	12/31/2007	(1)	37,199	0.86	to	0.86	32,149	0.09	1.25	to	2.15	(13.55)	to	(13.79)
ProFund VP Small-Cap Value
	12/31/2009		723,977	0.75	to	0.73	538,314	0.14	1.25	to	2.15	18.92	to	17.87
	12/31/2008		747,547	0.63	to	0.62	468,268	—	1.25	to	2.15	(31.54)	to	(32.15)
	12/31/2007	(1)	38,874	0.92	to	0.91	35,617	—	1.25	to	2.15	(8.34)	to	(8.61)
ProFund VP Mid-Cap
	12/31/2009		2,282,387	0.78	to	0.76	1,774,092	—	1.25	to	2.15	31.23	to	30.08
	12/31/2008		607,691	0.59	to	0.59	360,519	0.55	1.25	to	2.15	(39.13)	to	(39.67)
	12/31/2007	(1)	—	0.98	to	0.97	—	—	1.25	to	2.15	(2.41)	to	(2.68)
ProFund VP Short Emerging Markets
	12/31/2009		334,939	0.55	to	0.53	182,034	—	1.25	to	2.15	(49.35)	to	(49.80)
	12/31/2008		595,263	1.08	to	1.07	639,979	0.06	1.25	to	2.15	30.59	to	29.44
	12/31/2007	(1)	41,753	0.82	to	0.82	34,400	—	1.25	to	2.15	(17.54)	to	(17.78)
ProFund VP Falling U.S. Dollar
	12/31/2009		481,005	1.01	to	0.99	485,391	2.57	1.25	to	2.15	2.04	to	1.14
	12/31/2008		448,060	0.99	to	0.98	443,520	0.05	1.25	to	2.15	(6.29)	to	(7.12)
	12/31/2007	(1)	143,495	1.06	to	1.06	151,805	—	1.25	to	2.15	5.85	to	5.54
ProFund VP International
	12/31/2009		4,542,531	0.68	to	0.67	3,095,622	0.03	1.25	to	2.15	23.11	to	22.02
	12/31/2008		216,885	0.56	to	0.55	120,183	1.54	1.25	to	2.15	(45.09)	to	(45.58)
	12/31/2007	(1)	136,350	1.01	to	1.01	137,774	—	1.25	to	2.15	1.08	to	0.79

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Emerging Markets
	12/31/2009		6,396,132	$0.91	to	$0.89	$5,785,519	0.12%	1.25%	to	2.15%	60.35%	to	58.94%
	12/31/2008		951,012	0.57	to	0.56	537,032	0.83	1.25	to	2.15	(50.71)	to	(51.15)
	12/31/2007	(1)	411,034	1.15	to	1.15	471,716	—	1.25	to	2.15	14.80	to	14.47
ProFund VP Short International
	12/31/2009		278,537	0.92	to	0.91	256,402	—	1.25	to	2.15	(31.14)	to	(31.75)
	12/31/2008		515,699	1.34	to	1.33	691,340	0.07	1.25	to	2.15	36.52	to	35.31
	12/31/2007	(1)	16,143	0.98	to	0.98	15,879	—	1.25	to	2.15	(1.64)	to	(1.92)
Access VP High Yield SM
	12/31/2009		3,904,323	1.12	to	1.10	4,369,187	8.55	1.25	to	2.15	15.47	to	14.45
	12/31/2008		4,272,459	0.97	to	0.96	4,144,835	7.04	1.25	to	2.15	(5.83)	to	(6.66)
	12/31/2007	(1)	2,972	1.03	to	1.03	3,064	4.51	1.25	to	2.15	3.12	to	2.82
AllianceBernstein Balanced Wealth Strategy
	12/31/2009		589,728	1.24	to	1.23	732,497	0.97	1.45	to	2.35	22.67	to	21.60
	12/31/2008	(1)	81,584	1.01	to	1.01	82,665	—	1.45	to	2.35	1.33	to	1.21
Franklin Templeton VIP Founding Funds Allocation
	12/31/2009		1,235,849	1.27	to	1.26	1,569,254	4.21	1.40	to	2.30	28.27	to	27.14
	12/31/2008	(1)	220,695	0.99	to	0.99	218,629	0.17	1.40	to	2.30	(0.94)	to	(1.06)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .40% to 1.60% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

***	The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. Total returns for 2005, 2006, 2007 and 2008 reflect a full twelve month period except for those subaccounts indicated in the Organization and Summary of Significant Account Policies footnote and new expense ratios as follows:

Expense Ratios	Inception Date
1.90%	May 1, 2005
1.95%	May 1, 2005
1.40%	May 31, 2005
1.45%	May 31, 2005

There are subaccounts that have total returns outside of the range indicated above. Following is the list of the subaccounts and their corresponding total returns.

Subaccount	2009 Total Return range
Transamerica MFS International Equity VP	29.45%	to	32.38%
Transamerica U.S. Government Securities - PAM Fund	2.00	to	3.24
Transamerica Index 75 VP	19.72	to	21.66
Transamerica Efficient Markets VP	15.38	to	17.81
ProFund VP Japan	8.01	to	9.06
ProFund VP UltraSmall-Cap	37.22	to	46.84
ProFund VP Basic Materials	33.08	to	60.37
ProFund VP Pharmaceuticals	14.44	to	28.44
ProFund VP Telecommunications	5.06	to	6.18
ProFund VP Asia 30	26.59	to	52.30
ProFund VP Oil & Gas	12.78	to	14.07
ProFund VP U.S. Government Plus	(34.04)	to	(10.03)
ProFund VP Consumer Services	20.93	to	29.19
ProFund VP Precious Metals	29.17	to	33.66
ProFund VP Europe 30	28.99	to	30.66
ProFund VP Short NASDAQ-100	(41.91)	to	(26.89)
ProFund VP Utilities	8.40	to	18.46
ProFund VP Financials	12.59	to	20.84
ProFund VP Small-Cap Value	17.87	to	19.63
ProFund VP Mid-Cap	22.87	to	31.23
ProFund VP Short Emerging Markets	(49.80)	to	(30.68)
ProFund VP Falling U.S. Dollar	1.14	to	5.78
ProFund VP International	22.02	to	26.35
ProFund VP Emerging Markets	30.38	to	60.35
ProFund VP Short International	(31.75)	to	(26.70)
Access VP High Yield SM	14.45	to	22.67
AllianceBernstein Balanced Wealth Strategy	20.86	to	22.67
Franklin Templeton VIP Founding Funds Allocation	25.15	to	28.27

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	2005 Total Return range
JPMorgan Core Bond	0.81%	to	(0.17)%
Transamerica Asset Allocation - Conservative VP	6.18	to	2.81
Transamerica Asset Allocation - Growth VP	15.13	to	9.58
Transamerica Asset Allocation - Moderate VP	9.33	to	4.88
Transamerica Asset Allocation - Moderate Growth VP	12.51	to	7.41
Transamerica Clarion Global Real Estate Sec VP	16.37	to	10.81
Transamerica Federated Market Opportunity VP	3.88	to	2.53
Transamerica Science & Technology VP	15.78	to	(0.28)
Transamerica JPMorgan Enhanced Index VP	6.06	to	1.03
Transamerica Marsico Growth VP	12.31	to	5.94
Transamerica AEGON High Yield Bond VP	3.25	to	(0.63)
Transamerica Munder Net50 VP	28.27	to	5.51
Transamerica Focus VP	9.04	to	1.63
Transamerica T.Rowe Price Small Cap VP	16.92	to	8.08
Transamerica Templeton Global VP	10.40	to	4.98
Transamerica Third Avenue Value VP	18.75	to	15.98
Transamerica Balanced VP	10.88	to	5.53
Transamerica Convertible Securities VP	11.65	to	1.37
Transamerica Equity VP	23.31	to	13.84
Transamerica Growth Opportunities VP	24.46	to	13.50
Transamerica Small/Mid Cap Value VP	15.61	to	10.88
Transamerica Value Balanced VP	6.82	to	3.98
Transamerica Van Kampen Mid-Cap Growth VP	13.24	to	5.06
Fidelity - VIP Index 500	7.21	to	2.36
Transamerica U.S. Gov Securities - PAM Fund	0.86	to	(0.31)

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $30 per contract, which will commence on the first policy anniversary of each contract owner’s account. This charge is waived if the sum of the premium payments less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. Western Reserve Life also deducts a daily charge equal to an annual rate .15% of the contract owner’s account for administrative expenses.

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Western Reserve Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.10% to 2.00%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Subaccount	Additional Fund Facilitation Fee Assessed
AllianceBernstein Balanced Wealth Strategy Portfolio-Class B	0.20%
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4	0.15%

6. Income Taxes

Operations of the Mutual Fund Account form a part of Western Reserve Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Western Reserve Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Western Reserve Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Western Reserve Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2009

8. Fair Value Measurements and Fair Value Hierarchy

ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in Mutual Funds included in the Statement of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

PART	C OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

(1)	(a	)	Resolution of the Board of Directors of Western Reserve Life Assurance Co. of Ohio authorizing establishment of the separate Account. Note 3

(2)			Not Applicable.

(3)	(a	)	Principal Underwriting Agreement by and between Western Reserve Life Assurance Co. of Ohio, on its own behalf and on the behalf of the separate investment accounts, and AFSG Securities Corporation. Note 3

	(a	)(1)	First Amendment to Principal Underwriting Agreement by and between Western Reserve Life Assurance Co. of Ohio, on its own behalf and on the behalf of the separate Account, and AFSG Securities Corporation. Note 3

	(a	)(2)	Second Amendment to Principal Underwriting Agreement by and between Western Reserve Life Assurance Co. of Ohio, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation. Note 8

	(a	)(3)	Amended and Reinstated Principal Underwriting Agreement between WRL and AFSG. Note 15

	(a	)(4)	First Amendment to Amended and Reinstated Principal Underwriting Agreement. Note 15

	(a	)(5)	Amendment No. 2 to Amended and Reinstated Principal Underwriting Agreement. Note 16

	(a	)(6)	Principal Underwriting Agreement. Note 21

	(a	)(7)	Amendment No. 1 to Principal Underwriting Agreement. Note 21

	(b	)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 1

	(b	)(1)	Form of Life Insurance Company Product Sales Agreement. Note 18

(4)	(a	)	Form of Policy. Note 3

	(b	)	Form of Enhanced Death Benefit Rider (Return of Premium). Note 3

	(c	)	Form of Enhanced Death Benefit Rider (Annual Step-Up). Note 3

	(d	)	Form of Enhanced Death Benefit Rider (Double Enhanced). Note 3

	(e	)	Form of Enhanced Death Benefit Rider (Roll-Up). Note 3

	(f	)	Form of Surrender Charge Modification Rider (Liquidity Rider). Note 3

	(g	)	Form of Additional Death Benefit Rider (Bee-Extra II). Note 3

	(h	)	Form of Premium Enhancement Rider. Note 12

	(i	)	Form of C-Share Rider. Note 12

	(j	)	Form of 5 For Life Rider. Note 12

	(k	)	Form of Living Benefits Rider (GPS). Note 11

	(l	)	Form of Rider (5 for Life-Growth-without Death Benefit) Note 13

	(m	)	Form of Rider (5 for Life-Growth-with Death Benefit) Note 13

	(n	)	Form of Income select for life. Note 14

	(o	)	Form of Retirement Income Choice Rider. Note 18

	(p	)	Form of Rider (Retirement Income Choice Double Withdrawal Base Benefit) Note 21

	(q	)	Form of Policy Endorsement (Fund Facilitation Fee) Note 21

(5)	(a	)	Form of Application. Note 8

(6)	(a	)	Articles of Incorporation of Western Reserve Life Assurance Co. of Ohio. Note 3

	(b	)	ByLaws of Western Reserve Life Assurance Co. of Ohio. Note 3

(7)	(a	)	Reinsurance Agreement (TIRe). Note 23

	(b	)	Reinsurance Agreement (GPHRe). Note 3

(8)	(a	)	Participation Agreement between WRL Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. Note 3

	(a	)(1)	Amendment No. 21 to Participation Agreement Between AEGON/Transamerica Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. Note 8

	(a	)(2)	Amendment No. 22 to Participation Agreement Between AEGON/Transamerica Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. dated December 1, 2003 Note 9

	(a	)(3)	Amendment No. 24 to Participation Agreement Between AEGON/Transamerica Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. Note 12

	(a	)(4)	Amendment No. 25 to Participation Agreement (ATST) Note 12.

(8)	(a	)(5)	Amendment No. 26 to Participation Agreement (ATST) Note 14.

	(a	)(6)	Amendment No. 29 to Participation Agreement (TST). Note 20.

	(a	)(7)	Amendment No. 30 to Participation Agreement (TST). Note 21.

	(a	)(8)	Amendment No. 34 to Participation Agreement (TST). Note 24.

	(a	)(9)	Amendment No. 35 to Participation Agreement (TST). Note 25.

(8)	(b	)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999. Note 4

	(b	)(1)	Amendment No. 1 dated March 15, 2000 to Participation Agreement—Variable Insurance Products Fund II. Note 5

	(b	)(2)	Amendment No. 2 dated April 12, 2001 to Participation Agreement Variable Insurance Products Fund II. Note 6

	(b	)(3)	Amendment No. 3 dated September 1, 2003 to Participation Agreement Variable Insurance Products Fund II. Note 8

(8)	(b	)(4)	Amendment No. 4 dated December 1, 2003 to Participation Agreement Variable Insurance Products Fund II. Note 9

(8)	(c	)	Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated May 1, 2003. Notes 7

(8)	(c	)(1)	Amendment No. 1 to Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated September 1, 2003. Note 8

(8)	(c	)(2)	Amendment No. 2 to Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated December 1, 2003. Note 9

(8)	(c	)(3)	Amended and Restated Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated May 1, 2004. Note 9

(8)	(d	)	Participation Agreement (ProFunds). Note 15

	(d	)(2)	Amendment No. 2 to Participation Agreement (ProFund). Note 19.

(8)	(e	)	Participation Agreement (AllianceBernstein). Note 22

(8)	(f	)	Participation Agreement (Franklin Templeton). Note 22

(9)	(a)		Opinion and Consent of Counsel. Note 25.

	(b)		Consent of Counsel. Note 25.

(10)	(a	)	Consent of Independent Registered Public Accounting Firm. Note 25.

	(b	)	Opinion and Consent of Actuary. Note 14

(11)			Not applicable.

(12)			Not applicable.

(13)			Performance Data Calculations. Note 14

(14)			Powers of Attorney. (Charles T. Boswell, Brenda K. Clancy, Arthur Schneider, John Hunter and Timmy L. Stonehocker) (Eric J. Martin) Note 22. (Darryl D. Button) Note 25

Note 1.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-87792) on May 8, 2002.

Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 (File No. 333-93969) on April 14, 2003.

Note 3.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-108525) on September 5, 2003.

Note 4.	Incorporated herein by reference to Initial Registration Statement to Form S-6 (File No. 333-57681) dated September 23, 1999.

Note 5.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-93169) Filed on April 10, 2000.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 16 to Form S-6 (File No. 33-69138) dated April 16, 2001.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-100993) dated April 22, 2003.

Note 8.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-108525) dated December 19, 2003.

Note 9.	Filed with Post-Effective Amendment No.1 Form N-4 (File No. 333-108525) dated April 29, 2004.

Note 10.	Filed with Post-Effective Amendment No.2 to Form N-4 Registration Statement (File No. 333-108525) dated January 7, 2005.

Note 11.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-112089) on January 22, 2004.

Note 12.	Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-108525) dated April 27, 2005.

Note 13.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-108525) dated December 13, 2005.

Note 14.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-108525) dated April 26, 2006.

Note 15.	Filed with Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-108525) dated February 13, 2007.

Note 16.	Filed with Post-Effective Amendment No. 10 to Form N-4 Registration (File No. 333-108525) dated April 30, 2007.

Note 17.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-145461) on August 15, 2007.

Note 18.	Filed with Post-Effective Amendment No. 11 to Form N-4 Registration (File No. 333-108525) dated December 21, 2007.

Note 19.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration (File No. 333-145461) dated October 23, 2007.

Note 20.	Filed with Post-Effective Amendment No. 12 to Form N-4 Registration (File No. 333-108525) dated April 29, 2008.

Note 21.	Filed with Post-Effective Amendment No. 13 to Form N-4 Registration (File No. 333-108525) dated November 6, 2008.

Note 22.	Filed with Post-Effective Amendment No. 14 to Form N-4 Registration (File No. 333-108525) dated February 3, 2009.

Note 23.	Filed with Post-Effective Amendment No. 17 to Form N-4 Registration (File No. 333-108525) dated April 30, 2009.

Note 24.	Filed with Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 333-108525) dated November 19, 2009.

Note 25.	Filed herewith.

Item 25.	Directors and Officers of the Depositor (Western Reserve Life Assurance Co. of Ohio)

Name and Business Address	Principal Positions and Offices with Depositor
Charles T. Boswell 570 Carillon Parkway St. Petersburg, FL 33716	Director and Chief Executive Officer

Darin D. Smith 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Vice President, Assistant Secretary and Division General Counsel

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and President

Arthur Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President, Chief Tax Officer

Eric Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Corporate Controller, and Vice President

John Hunter 4333 Edgewood Rd NE Cedar Rapids, IA 52499-0001	Director, and Chief Financial Officer

Darryl D. Button 4333 Edgewood Rd NE Cedar Rapids, IA 52499	Director and Executive Vice President

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	Ownership split between AEGON Canada Holding B.V. and TIHI Canada Holding, LLC	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans

AEGON Core Mortgage Fund, LP	Delaware	General Partner - AEGON-CMF GP, LLC	Investment in mortgages

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (74.8759%) ; Monumental Life Insurance Company (25.1241%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70% Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

Capmark Affordable Tax Credit Fund II, LLC	Delaware	100% owned by Garnet LIHTC Fund VIII, LLC	Investments

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

CC Matteson, LLC	Illinois	Members: Monumental Life Insurance Company (83.03%); Pan-American Life Insurance Company, a non-affiliate of AEGON (9.75%); Nationwide Life Insurance Company, a non-affiliate of AEGON (7.22%)	Ownership of commercial real estate acquired via remedies enforcement.

Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, LLC	Insurance agency

Clark, LLC	Delaware	Sole Member - Diverisified Investment Advisors, Inc.	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, Inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non- AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A. (73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non- AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management Inc	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%)	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc. (non-AEGON entity)	In the process of being dissolved

Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member-Life Investors Financial Group, Inc.	Direct sales of term life insurance

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.958905%); Monumental Life Insurance Company (6.301370%); Transamerica Financial Life Insurance Company (2.739725%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors Inc	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Separate Account Fund C	California	100% Transamerica Life Insurance Company	Mutual Fund

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Patrick J. Baird, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Distribution Finance—Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc. (f/k/a InterSecurities, Inc.)	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica Investment Holdings, LLC	Delaware	100 shares of Class A stock owned by Transamerica Investment Services, Inc.; 1,902.82 shares of Class B stock owned by Professional Members (employees of Transamerica Investment Services Inc)	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, LLC	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contract Owners

As of March 31, 2010 there were 21,112 Contract owners.

Item 28. Indemnification

Provisions exist under the Ohio General Corporation Law (see, e.g., Section 1701.13), the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VUL-3 Separate Account VUL A Separate Account VL, Separate Account VUL-1, Separate Account VUL-2, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Thomas A. Swank	(1)	Director

David W. Hopewell	(1)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

Blake S. Bostwick	(2)	Chief Operations Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Wesley J. Hodgson	(2)	Assistant Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Secretary

Elizabeth Belanger	(6)	Assistant Vice President

Jeff Carnal	(7)	Assistant Vice President

Julie Allomong	(7)	Assistant Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	400 West Market Street, Louisville, KY 40202
(4)	570 Carillon Parkway, St. Petersburg, FL 33716
(5)	1111 North Charles Street, Baltimore, MD 21201
(6)	440 Mamaroneck Avenue, Harrison, NY 10528
(7)	1150 South Olive, Los Angeles, CA 90015

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$3,804,680	0	0	0

(1)	Fiscal Year 2009

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Western Reserve Life Assurance Co. of Ohio at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.    Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.    Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Western Reserve Life Assurance Co. of Ohio at the address or phone number listed in the Prospectus.

(d)	Western Reserve Life Assurance Co. of Ohio hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve Life Assurance Co. of Ohio.

SECTION 403(B) REPRESENTATIONS

Western Reserve Life Assurance Co. of Ohio represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 19th day of April 2010

SEPARATE ACCOUNT VA U
WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
Depositor
*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Darryl D. Button	Director and Executive Vice President	, 2010

* Charles T. Boswell	Director and Chief Executive Officer	, 2010

* Brenda K. Clancy	Director and President	, 2010

* John R. Hunter	Director and Chief Financial Officer	, 2010

* Arthur C. Schneider	Director, Senior Vice President, and Chief Tax Officer	, 2010

* Eric J. Martin	Corporate Controller and Vice President	, 2010

/s/ Darin D. Smith *By: Darin D. Smith	Vice President, Assistant Secretary and Division General Counsel	April 19, 2010

*By:	Darin D. Smith—Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No. 333-108525

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA U

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

8(a)(9)	Amendment No. 35 to Participation Agreement (Transamerica Series Trust)

9(a)	Opinion and Consent of Counsel

9(b)	Consent of Counsel

10(a)	Consent of Independent Registered Public Accounting Firm

14	Power of Attorney

*	Page numbers included only in manually executed original.